UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
 (Exact name of Registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
 (Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period: June 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2016

Taxable Bond Funds
  Baird Ultra Short Bond Fund
  Baird Short-Term Bond Fund
  Baird Intermediate Bond Fund
  Baird Aggregate Bond Fund
  Baird Core Plus Bond Fund

Municipal Bond Funds
  Baird Short-Term Municipal Bond Fund
  Baird Quality Intermediate Municipal Bond Fund
  Baird Core Intermediate Municipal Bond Fund

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Table of Contents

Baird Ultra Short Bond Fund	1
Baird Short-Term Bond Fund	9
Baird Intermediate Bond Fund	17
Baird Aggregate Bond Fund	26
Baird Core Plus Bond Fund	34
Baird Short-Term Municipal Bond Fund	42
Baird Quality Intermediate Municipal Bond Fund	53
Baird Core Intermediate Municipal Bond Fund	63
Additional Information on Fund Expenses	74
Statements of Assets and Liabilities	76
Statements of Operations	79
Statements of Changes in Net Assets	82
Financial Highlights	90
Notes to the Financial Statements	106
Additional Information	121

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Ultra Short Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$228,169,375

	SEC 30-Day
	Yield(3)
	Institutional Class
	(Subsidized)	1.11%
	Institutional Class
	(Unsubsidized)	0.96%
	Investor Class
	(Subsidized)	0.87%
	Investor Class
	(Unsubsidized)	0.72%

	Average
	Effective
	Duration	0.52 years

Sector Weightings(1)	Average
	Effective
	Maturity	0.52 years

	Annualized
	Expense Ratio(4)
	Gross
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Net
	Institutional Class	0.15%
	Investor Class	0.40%	(5)

	Portfolio
	Turnover Rate	63.5%	(6)

	Number of
	Holdings	208

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(4)
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to waive management fees in an amount equal to an annual rate of 0.15% of average daily net assets for the Fund, at least through April 30, 2017.  The agreement may only be terminated prior to the end of this term by or with the consent of the Board of Directors of Baird Funds, Inc.

(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Ultra Short Bond Fund
June 30, 2016 (Unaudited)

Total Returns

			Average
			Annual
	Six	One	Since
For the Periods Ended June 30, 2016	Months	Year	Inception(1)
Institutional Class Shares	0.92%	0.77%	0.97%
Investor Class Shares	0.80%	0.53%	0.73%
Barclays U.S. Short-Term Government/Corporate Index(2)	0.50%	0.59%	0.38%

(1)	For the period from December 31, 2013 (inception date) through June 30, 2016.
(2)
The Barclays U.S. Short-Term Government/Corporate Index is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 10% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds).  While these types of securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy.  The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds,
0.625%, 05/31/2017	$11,000,000	$11,009,878	4.8%
2.375%, 07/31/2017	34,200,000	34,875,997	15.3%
Total U.S. Treasury Securities
(Cost $45,794,915)		45,885,875	20.1%
Corporate Bonds
Finance
Aetna, Inc.,
1.307%, 12/08/2017∞	2,000,000	2,002,910	0.9%
American Express Bank FSB,
6.000%, 09/13/2017	2,000,000	2,107,006	0.9%
American International Group, Inc.,
5.600%, 10/18/2016	1,500,000	1,518,540	0.7%
Bank of America NA,
5.300%, 03/15/2017	2,000,000	2,053,934	0.9%
Barclays Bank PLC,
Class 1, 5.000%, 09/22/2016 f	1,200,000	1,210,170	0.5%
Citigroup, Inc.,
1.198%, 03/10/2017∞	1,500,000	1,500,910	0.7%
Comerica Bank,
5.750%, 11/21/2016	1,500,000	1,524,114	0.7%
Liberty Mutual Group, Inc.,
6.700%, 08/15/2016
(Acquired 02/02/2016, Cost $2,013,141)*	2,000,000	2,012,450	0.9%
Lloyds Bank PLC,
1.176%, 05/14/2018 f ∞	1,500,000	1,489,560	0.6%
Mizuho Bank Ltd.:
1.063%, 04/16/2017
(Acquired 04/09/2014, Cost $200,000)* f ∞	200,000	199,960	0.1%
1.090%, 09/25/2017 (Acquired 09/18/2014
through 01/14/2015, Cost $799,360)* f ∞	800,000	796,702	0.3%
1.280%, 03/26/2018 (Acquired 03/19/2015
through 03/14/2016, Cost $1,343,182)* f ∞	1,350,000	1,346,961	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mizuho Bank Ltd.: (cont.)
1.824%, 10/20/2018
(Acquired 10/13/2015, Cost $500,000)* f ∞	$500,000	$503,242	0.2%
Santander Bank NA,
1.561%, 01/12/2018∞	1,400,000	1,392,287	0.6%
Societe Generale,
1.726%, 10/01/2018 f ∞	1,500,000	1,511,820	0.7%
Sumitomo Mitsui Banking Corp.,
1.213%, 01/16/2018 f ∞	300,000	299,360	0.1%
1.378%, 07/23/2018 f ∞	1,350,000	1,347,710	0.6%
The Goldman Sachs Group, Inc.,
1.726%, 11/15/2018∞	1,285,000	1,288,135	0.5%
Westpac Banking Corp.,
1.092%, 05/25/2018 f ∞	1,500,000	1,495,811	0.7%
Other Finance#~		34,617,601	15.2%
Total Finance
(Cost $60,322,077)		60,219,183	26.4%
Utility
Other Utility#~		1,111,123	0.5%
Total Utility
(Cost $1,110,775)		1,111,123	0.5%
Industrials
Actavis Funding SCS,
1.911%, 03/12/2020 f ∞	1,500,000	1,504,579	0.7%
Baxalta, Inc.,
1.427%, 06/22/2018∞	1,500,000	1,484,143	0.6%
Boston Scientific Corp.,
5.125%, 01/12/2017	1,500,000	1,529,298	0.7%
Bunge Limited Finance Corp.,
3.200%, 06/15/2017	2,000,000	2,031,082	0.9%
Chevron Phillips Chemical Co. LLC,
1.387%, 05/01/2020
(Acquired 05/07/2015, Cost $1,500,000)*∞	1,500,000	1,453,405	0.6%
Dollar General Corp.,
4.125%, 07/15/2017	1,500,000	1,542,226	0.7%
Ford Motor Credit Co. LLC,
1.461%, 03/27/2017	1,200,000	1,202,126	0.5%
General Motors Financial Co., Inc.,
2.082%, 05/09/2019∞	2,000,000	2,004,964	0.9%
Hyundai Capital Services, Inc.,
4.375%, 07/27/2016 (Acquired 05/28/2015
through 07/28/2015, Cost $1,403,059)* f	1,400,000	1,402,507	0.6%
1.447%, 03/18/2017 (Acquired 01/13/2015
through 04/04/2016, Cost $450,243)* f ∞	450,000	449,798	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Johnson Controls, Inc.,
2.600%, 12/01/2016	$1,250,000	$1,257,970	0.5%
Kinder Morgan Energy Partners LP,
6.000%, 02/01/2017	1,500,000	1,534,855	0.7%
Mylan, Inc.,
1.350%, 11/29/2016	1,722,000	1,720,099	0.8%
Pentair Finance SA,
1.875%, 09/15/2017 f	2,000,000	1,996,366	0.9%
Qualcomm, Inc.,
1.186%, 05/20/2020∞	1,500,000	1,462,590	0.6%
The Kroger Co.,
1.163%, 10/17/2016∞	2,110,000	2,111,471	0.9%
Thermo Fisher Scientific, Inc.,
1.300%, 02/01/2017	2,000,000	2,001,488	0.9%
Verizon Communications, Inc.,
2.406%, 09/14/2018∞	1,563,000	1,601,997	0.7%
Wm Wrigley Jr Co.,
1.400%, 10/21/2016
(Acquired 02/01/2016, Cost $1,200,358)*	1,200,000	1,201,824	0.5%
Xerox Corp.,
6.750%, 02/01/2017	1,600,000	1,642,938	0.7%
Other Industrials#~		24,600,418	10.8%
Total Industrials
(Cost $55,941,878)		55,736,144	24.4%
Total Corporate Bonds
(Cost $117,374,730)		117,066,450	51.3%
Other Government Related Securities
Other Government Related Securities#~		1,604,031	0.7%
Total Other Government Related Securities
(Cost $1,603,133)		1,604,031	0.7%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		1,751,730	0.8%
Total Taxable Municipal Bonds
(Cost $1,749,397)		1,751,730	0.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		2,436,230	1.1%
Total U.S. Government Agency Issues
(Cost $2,430,611)		2,436,230	1.1%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues#		113,958	0.0%
Total Non-U.S. Government Agency Issues
(Cost $113,904)		113,958	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Asset Backed Securities
Ally Auto Receivables Trust,
Series 2014-2, Class A3, 1.250%, 04/15/2019	$2,420,942	$2,426,201	1.1%
Capital One Multi-Asset Execution Trust,
Series 2014-A2, Class A2, 1.260%, 01/15/2020	2,000,000	2,006,355	0.9%
Chase Issuance Trust,
Series 2014-A1, Class A1, 1.150%, 01/15/2019	1,960,000	1,963,925	0.8%
Citibank Credit Card Issuance Trust:
Series 2014-A2, Class A2, 1.020%, 02/22/2019	835,000	835,870	0.4%
Series 2014-A4, Class A4, 1.230%, 04/24/2019	2,000,000	2,005,877	0.9%
Series 2008-A2, Class A2, 1.601%, 01/23/2020∞	1,000,000	1,013,785	0.4%
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017
(Acquired 04/15/2015 through 05/11/2016,
Cost $1,304,948)*	1,305,044	1,304,570	0.6%
First National Master Note Trust,
Series 2013-2, Class A, 0.972%, 10/15/2019∞	1,500,000	1,500,227	0.6%
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4, 1.100%, 11/15/2017	1,205,000	1,204,956	0.5%
Golden Credit Card Trust,
Series 2013-2A, Class A, 0.872%, 09/15/2018
(Acquired 03/29/2016, Cost $2,000,000)* f ∞	2,000,000	2,000,193	0.9%
Harley-Davidson Motorcycle Trust,
Series 2014-1, Class A3, 1.100%, 09/15/2019	1,430,152	1,430,750	0.6%
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A2, 1.010%, 06/18/2018	2,000,000	2,001,288	0.9%
Series 2013-3, Class A4, 1.130%, 09/16/2019	2,503,000	2,504,603	1.1%
Toyota Auto Receivables Owner Trust,
Series 2016-B, Class A2A, 1.020%, 10/15/2018	2,000,000	2,002,803	0.9%
Other Asset Backed Securities#~		23,218,625	10.2%
Total Asset Backed Securities
(Cost $47,359,174)		47,420,028	20.8%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	1,625,921	1,639,001	0.7%
FHLMC Multifamily Structured Pass Through Certificates:
Series K502, Class A2, 1.426%, 08/25/2017	1,061,252	1,064,595	0.5%
Series K701, Class A2, 3.882%, 11/25/2017∞	2,045,000	2,107,450	0.9%
Total U.S. Government Agency Issues
(Cost $4,796,724)		4,811,046	2.1%
Total Long-Term Investments
(Cost $221,222,588)		221,089,348	96.9%

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Short-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Certificate of Deposit
ACTS Retirement-Life Communities, Inc.	$1,030,000	$1,030,000	0.4%
Total Certificate of Deposit
(Cost $1,030,000)		1,030,000	0.4%
	Shares
Money Market Mutual Fund
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	5,907,556	5,907,556	2.6%
Total Money Market Mutual Fund
(Cost $5,907,556)		5,907,556	2.6%
Total Short-Term Investments
(Cost $6,937,556)		6,937,556	3.0%
Total Investments
(Cost $228,160,144)		228,026,904	99.9%
Other Assets in Excess of Liabilities		142,471	0.1%
TOTAL NET ASSETS		$228,169,375	100.0%
Notes to Summary Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $12,221,814 which represents 5.36% of total net assets.

f	Foreign Security
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $23,355,583 representing 10.23% of net assets.
«	7-Day Yield

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

The accompanying notes are an integral part of these financial statements.

Baird Ultra Short Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited) (cont.)

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016.

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$45,885,875	$—	$45,885,875
Corporate Bonds	—	117,066,450	—	117,066,450
Other Government Related Securities	—	1,604,031	—	1,604,031
Taxable Municipal Bonds	—	1,751,730	—	1,751,730
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	2,436,230	—	2,436,230
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	113,958	—	113,958
Asset Backed Securities	—	47,420,028	—	47,420,028
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	4,811,046	—	4,811,046
Total Long-Term Investments	—	221,089,348	—	221,089,348
Short-Term Investments
Certificate of Deposit	—	1,030,000	—	1,030,000
Money Market Mutual Fund	5,907,556	—	—	5,907,556
Total Short-Term Investments	5,907,556	1,030,000	—	6,937,556
Total Investments	$5,907,556	$222,119,348	$—	$228,026,904

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$3,569,851,996

	SEC 30-Day
	Yield(3)
	Institutional Class	1.41%
	Investor Class	1.16%

	Average
	Effective
	Duration	1.91 years

	Average
	Effective
	Maturity	1.94 years

	Annualized
	Expense
Sector Weightings(1)	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(4)

	Portfolio
	Turnover Rate	20.0%	(5)

	Number of
	Holdings	583

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Short-Term Bond Fund
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
					Since	Since
	Six	One	Five	Ten	Inception	Inception
For the Periods Ended June 30, 2016	Months	Year	Years	Years	(8/31/04)	(9/19/12)
Institutional Class Shares	2.33%	2.35%	2.11%	3.21%	2.99%	N/A
Investor Class Shares	2.22%	2.11%	N/A	N/A	N/A	1.56%
Barclays 1-3 Year U.S.
Government/Credit Bond Index(1)	1.65%	1.59%	1.10%	2.80%	2.61%	1.04%

(1)
The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$224,825,000	$228,364,195	6.4%
2.625%, 08/15/2020	233,925,000	250,080,329	7.0%
Total U.S. Treasury Securities
(Cost $471,326,008)		478,444,524	13.4%
Corporate Bonds
Finance
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019
(Acquired 04/06/2016, Cost $14,983,950)* @ f	15,000,000	15,138,675	0.4%
BPCE,
1.480%, 02/10/2017 f ∞	11,944,000	11,985,159	0.3%
Citizens Bank National Association,
1.600%, 12/04/2017	14,300,000	14,305,992	0.4%
CNA Financial Corp.,
7.350%, 11/15/2019	14,915,000	17,223,230	0.5%
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	15,000,000	15,107,640	0.4%
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013
through 10/20/2014, Cost $16,350,190)* f	16,435,000	16,441,443	0.5%
Reliance Standard Life Global Funding II,
2.150%, 10/15/2018
(Acquired 10/13/2015, Cost $13,027,683)*	13,000,000	13,121,394	0.3%
Synchrony Financial,
3.000%, 08/15/2019	13,350,000	13,572,505	0.4%
Other Finance#~		794,373,370	22.3%
Total Finance
(Cost $905,748,030)		911,269,408	25.5%
Utility
Other Utility#~		91,783,700	2.6%
Total Utility
(Cost $90,715,741)		91,783,700	2.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Industrials
Boardwalk Pipelines LP,
5.500%, 02/01/2017	$17,884,000	$18,155,086	0.5%
CF Industries, Inc.,
6.875%, 05/01/2018	11,182,000	12,149,086	0.3%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019
(Acquired 05/17/2016, Cost $17,495,625)*@	17,500,000	17,927,175	0.5%
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	17,808,603	0.5%
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,435,906	0.4%
ERAC USA Finance LLC,
2.350%, 10/15/2019
(Acquired 01/21/2015, Cost $16,632,032)*	16,500,000	16,811,503	0.5%
Fidelity National Information Services, Inc.,
2.850%, 10/15/2018	11,640,000	11,945,981	0.3%
Marathon Petroleum Corp.,
2.700%, 12/14/2018	14,100,000	14,416,601	0.4%
Pentair Finance SA,
2.900%, 09/15/2018 f	13,075,000	13,207,450	0.4%
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013
through 09/25/2015, Cost $12,177,810)* f	12,050,000	12,049,964	0.3%
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	11,500,000	12,997,197	0.4%
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	17,540,816	0.5%
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	12,000,000	12,079,068	0.3%
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 08/05/2014
through 11/03/2015, Cost $15,809,482)* f	15,919,000	15,962,204	0.5%
Vale Overseas Ltd.,
6.250%, 01/23/2017@ f	15,250,000	15,599,225	0.4%
Valero Energy Corp.,
9.375%, 03/15/2019	10,349,000	12,367,293	0.4%
Verizon Communications, Inc.,
3.650%, 09/14/2018	14,000,000	14,711,158	0.4%
Other Industrials#~		866,552,872	24.3%
Total Industrials
(Cost $1,107,522,516)		1,116,717,188	31.3%
Total Corporate Bonds
(Cost $2,103,986,287)		2,119,770,296	59.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Government Related Securities
Federal Home Loan Mortgage Corp.,
Class 0003, 1.000%, 04/27/2018	$35,000,000	$35,065,835	1.0%
Other Government Related Securities#~		79,642,233	2.2%
Total Other Government Related Securities
(Cost $114,059,384)		114,708,068	3.2%
Taxable Municipal Bond
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	12,535,000	13,413,327	0.4%
Other Taxable Municipal Bonds#		94,819,631	2.6%
Total Taxable Municipal Bonds
(Cost $107,414,348)		108,232,958	3.0%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#~		65,571	0.0%
Total U.S. Government Agency Issues
(Cost $64,012)		65,571	0.0%
Non-U.S. Government Agency Issue
GSAA Trust,
Series 2005-8, Class A4, 0.723%, 06/25/2035∞	14,572,838	14,028,107	0.4%
Other Non-U.S. Government Agency Issues#~		51,588,156	1.4%
Total Non-U.S. Government Agency Issues
(Cost $65,887,813)		65,616,263	1.8%
Asset Backed Securities
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	17,500,000	17,561,526	0.5%
Capital Auto Receivables Asset Trust:
Series 2014-3, Class A2, 1.180%, 12/20/2017	14,442,016	14,446,744	0.4%
Series 2015-3, Class A1A, 1.390%, 02/20/2018	13,790,000	13,803,742	0.4%
Chase Issuance Trust:
Series 2014-A1, Class A1, 1.150%, 01/15/2019	31,310,000	31,372,698	0.9%
Series 2015-A5, Class A5, 1.360%, 04/15/2020	13,300,000	13,379,527	0.4%
Series 2016-A1, Class A, 0.852%, 05/17/2021∞	7,800,000	7,802,243	0.2%
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017
(Acquired 04/15/2015 through 09/22/2015,
Cost $17,426,516)*	17,427,771	17,421,441	0.5%
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025
(Acquired 05/06/2014 through 11/18/2014,
Cost $17,939,285)*	17,894,000	18,253,879	0.5%
Series 2015-1, Class A, 2.120%, 07/15/2026
(Acquired 01/13/2015 through 03/14/2016,
Cost $12,566,749)*	12,592,000	12,782,420	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3, 1.620%, 09/20/2019	$12,675,000	$12,771,193	0.4%
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020
(Acquired 05/13/2015, Cost $14,699,441)*	14,700,000	14,719,410	0.4%
Honda Auto Receivables Owner Trust,
Series 2016-1, Class A3, 1.220%, 12/18/2019	13,000,000	13,038,000	0.3%
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019
(Acquired 01/22/2015, Cost $17,572,547)*	17,575,000	17,663,297	0.5%
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024
(Acquired 02/05/2016, Cost $15,573,595)*	15,620,000	15,653,919	0.4%
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.453%, 10/25/2034∞	12,036,837	11,955,216	0.3%
Synchrony Credit Card Master Note Trust,
Series 2014-1, Class A, 1.610%, 11/15/2020	18,437,000	18,552,829	0.5%
Other Asset Backed Securities#~		282,208,218	8.0%
Total Asset Backed Securities
(Cost $531,762,301)		533,386,302	15.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	25,535,570	25,740,988	0.7%
Series 2016-M6, Class ASQ2, 1.785%, 06/25/2019	13,650,000	13,827,672	0.4%
FHLMC Multifamily Structured
Pass Through Certificates:
Series K502, Class A2, 1.426%, 08/25/2017	16,733,050	16,785,770	0.5%
Series K006, Class A2, 4.251%, 01/25/2020	15,000,000	16,451,305	0.4%
Total U.S. Government Agency Issues
(Cost $72,528,985)		72,805,735	2.1%
Non-U.S. Government Agency Issue
J.P. Morgan Chase Commercial
Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,540,353	0.5%
Other Non-U.S. Government Agency Issues#		20,354,345	0.6%
Total Non-U.S. Government Agency Issues
(Cost $36,703,172)		36,894,698	1.0%
Total Long-Term Investments
(Cost $3,503,732,310)		3,529,924,415	98.9%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Short-Term Investment

			% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Short-Term Investments Trust – Liquid Assets Portfolio,
Institutional Class, 0.43%«	48,142,514	$48,142,514	1.3%
Total Short-Term Investment
(Cost $48,142,514)		48,142,514	1.3%
Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.56%«	39,767,555	39,767,555	1.1%
Total Investment Company
(Cost $39,767,555)		39,767,555	1.1%
Total Investment Purchased With Cash
Proceeds From Securities Lending
(Cost $39,767,555)		39,767,555	1.1%
Total Investments
(Cost $3,591,642,379)		3,617,834,484	101.3%
Liabilities in Excess of Other Assets		(47,982,488)	(1.3)%
TOTAL NET ASSETS		$3,569,851,996	100.0%
Notes to Summary Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $203,946,724, which represents 5.71% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.
f	Foreign Security
∞	Variable or Floating rate security. Floating rate securities are securities whose rates vary with a designated index rate. These securities rates are as of June 30, 2016.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $545,381,161 representing 15.28% of net assets.
«	7-Day Yield

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market
The accompanying notes are an integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited) (cont.)

participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$478,444,524	$—	$478,444,524
Corporate Bonds	—	2,119,770,296	—	2,119,770,296
Other Government Related Securities	—	114,708,068	—	114,708,068
Taxable Municipal Bonds	—	108,232,958	—	108,232,958
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	65,571	—	65,571
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	65,616,263	—	65,616,263
Asset Backed Securities	—	533,386,302	—	533,386,302
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	72,805,735	—	72,805,735
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	36,894,698	—	36,894,698
Total Long-Term Investments	—	3,529,924,415	—	3,529,924,415
Short-Term Investment
Money Market Mutual Fund	48,142,514	—	—	48,142,514
Total Short-Term Investment	48,142,514	—	—	48,142,514
Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	39,767,555	—	—	39,767,555
Total Investment Purchased with Cash
Proceeds from Securities Lending	39,767,555	—	—	39,767,555
Total Investments	$87,910,069	$3,529,924,415	$—	$3,617,834,484

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$2,086,372,360

	SEC 30-Day
	Yield(3)
	Institutional Class	1.74%
	Investor Class	1.49%

	Average
	Effective
	Duration	4.08 years

	Average
	Effective
	Maturity	4.44 years

	Annualized
	Expense
	Ratio
Sector Weightings(1)	Institutional Class	0.30%
	Investor Class	0.55%	(4)

	Portfolio
	Turnover Rate	14.8%	(5)

	Number of
	Holdings	477

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Intermediate Bond Fund
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2016	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	4.51%	4.50%	3.61%	5.02%	5.28%
Investor Class Shares	4.29%	4.24%	3.36%	4.74%	5.01%
Barclays Intermediate
U.S. Government/Credit Bond Index(2)	4.07%	4.33%	2.90%	4.48%	4.81%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2016.
(2)
The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$197,225,000	$210,845,753	10.1%
1.750%, 03/31/2022	232,050,000	239,763,806	11.5%
2.500%, 05/15/2024	186,200,000	202,237,965	9.7%
Total U.S. Treasury Securities
(Cost $631,373,370)		652,847,524	31.3%
Corporate Bonds
Finance
Caisse Centrale Desjardins,
1.303%, 01/29/2018
(Acquired 01/26/2015, Cost $8,000,000)* f ∞	8,000,000	7,978,600	0.4%
Citizens Bank National Association,
2.450%, 12/04/2019	8,000,000	8,106,080	0.4%
Compass Bank,
2.750%, 09/29/2019	8,000,000	7,900,488	0.4%
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 (Acquired 01/11/2016, Cost) f	8,175,000	8,379,506	0.4%
GE Capital International Funding Co.,
2.342%, 11/15/2020 (Acquired 02/11/2010
through 12/24/2014, Cost $6,207,882)* f	6,730,000	6,932,984	0.3%
J.P. Morgan Chase & Co.,
2.250%, 01/23/2020	7,875,000	7,983,305	0.4%
Keybank National Association,
1.193%, 06/01/2018 ∞	8,000,000	7,983,896	0.4%
Principal Life Global Funding II,
3.000%, 04/18/2026
(Acquired 04/11/2016, Cost $6,981,380)*	7,000,000	7,139,517	0.3%
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020
(Acquired 05/19/2015, Cost $8,486,910)* f	8,500,000	8,683,940	0.4%
Standard Chartered PLC,
1.273%, 04/17/2018
(Acquired 04/13/2015, Cost $8,500,000)* f ∞	8,500,000	8,402,590	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
WEA Finance LLC / Westfield UK
& Europe Finance PLC,
3.250%, 10/05/2020
(Acquired 09/28/2015, Cost $7,474,275)*	$7,500,000	$7,805,213	0.4%
Wells Fargo & Co.,
Class N, 2.150%, 01/30/2020	7,000,000	7,118,748	0.3%
Other Finance#~		406,243,527	19.5%
Total Finance
(Cost $489,616,026)		500,658,394	24.0%
Utility
Other Utility#~		23,646,421	1.1%
Total Utility
(Cost $22,780,081)		23,646,421	1.1%
Industrials
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,799,131	0.5%
AT&T, Inc.,
3.600%, 02/17/2023 @	9,000,000	9,388,611	0.5%
Charter Communications Operating LLC /
Charter Communications Operating Capital,
4.464%, 07/23/2022
(Acquired 07/09/2015, Cost $7,150,000)*	7,150,000	7,684,362	0.4%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019
(Acquired 05/17/2016, Cost $6,906,340)*	6,900,000	7,068,429	0.3%
Georgia-Pacific LLC,
5.400%, 11/01/2020
(Acquired 06/09/2016, Cost $7,641,599)*	6,797,000	7,698,371	0.4%
Sysco Corp.,
2.600%, 10/01/2020	7,600,000	7,847,456	0.4%
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,269,153	0.5%
Valero Energy Corp.,
9.375%, 03/15/2019	5,898,000	7,048,246	0.3%
Verizon Communications, Inc.,
5.150%, 09/15/2023	6,100,000	7,104,219	0.3%
Waste Management, Inc.,
2.400%, 05/15/2023	7,000,000	7,100,989	0.3%
Other Industrials#~		348,441,911	16.7%
Total Industrials
(Cost $417,380,158)		428,450,878	20.6%
Total Corporate Bonds
(Cost $929,776,265)		952,755,693	45.7%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Government Related Securities
Electricite de France SA,
2.350%, 10/13/2020
(Acquired 10/07/2015, Cost $8,800,006)*@ f	$8,875,000	$9,069,123	0.4%
Other Government Related Securities#~		41,772,899	2.0%
Total Other Government Related Securities
(Cost $49,002,526)		50,842,022	2.4%
Taxable Municipal Bonds
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,802,400	0.4%
North Carolina Housing Finance Agency,
3.000%, 01/01/2033 (Callable 01/01/2025)	6,995,000	7,125,876	0.4%
Other Taxable Municipal Bonds#		44,515,295	2.0%
Total Taxable Municipal Bonds
(Cost $59,032,153)		59,443,571	2.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corp. (FHLMC),
1.375%, 05/01/2020 @	10,000,000	10,150,760	0.5%
Other U.S. Government Agency Issues#		4,466,663	0.2%
Total U.S. Government Agency Issues
(Cost $14,000,238)		14,617,423	0.7%
Non-U.S. Government Agency Issues
MortgageIT Trust,
Series 2005-3, Class A1, 0.753%, 08/25/2035∞	8,881,504	8,192,742	0.4%
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.418%, 10/25/2043∞	6,881,309	6,893,921	0.3%
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.880%, 06/25/2035∞	7,083,847	7,161,096	0.4%
Other Non-U.S. Government Agency Issues#		23,515,481	1.1%
Total Non-U.S. Government Agency Issues
(Cost $46,034,837)		45,763,240	2.2%
Asset Backed Securities
Capital Auto Receivables Asset Trust,
Series 2015-2, Class A2, 1.390%, 09/20/2018	10,125,000	10,139,259	0.5%
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017
(Acquired 04/15/2015, Cost $9,787,475)*	9,787,828	9,784,273	0.5%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025
(Acquired 10/07/2014 through 10/09/2014,
Cost $10,897,836)*	$10,859,000	$11,077,393	0.5%
Series 2014-2, Class A, 2.310%, 04/15/2026
(Acquired 10/07/2014, Cost $11,745,689)*	11,750,000	12,002,875	0.6%
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019
(Acquired 01/22/2015, Cost $10,048,597)*	10,050,000	10,100,491	0.5%
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2D, 0.753%, 12/25/2036∞	7,617,879	7,511,265	0.4%
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022
(Acquired 10/26/2015, Cost $7,532,728)*	7,528,878	7,533,418	0.4%
Synchrony Credit Card Master Note Trust,
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,406,388	0.4%
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020
(Acquired 05/29/2015 through 06/12/2015,
Cost $15,598,877)*	15,575,000	15,605,803	0.7%
Other Asset Backed Securities#~		73,862,212	3.5%
Total Asset Backed Securities
(Cost $164,984,863)		166,023,377	8.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
FHLMC Multifamily Structured
Pass Through Certificates:
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,499,701	0.4%
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,783,329	0.5%
Series K004, Class A2, 4.186%, 08/25/2019	6,825,000	7,400,098	0.3%
1.083%-4.317%, 02/25/2018-07/25/2020	15,075,380	15,937,818	0.8%
Total U.S. Government Agency Issues
(Cost $40,090,084)		41,620,946	2.0%
Non-U.S. Government Agency Issues
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,004,000	8,222,918	0.4%
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	17,362,493	0.8%
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	10,400,000	11,298,243	0.5%
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,599,018	0.4%
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,535,295	0.1%
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	9,188,201	0.5%
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	8,500,000	8,867,991	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Non-U.S. Government Agency Issues#		$13,771,352	0.6%
Total Non-U.S. Government Agency Issues
(Cost $77,929,244)		79,845,511	3.8%
Total Long-Term Investments
(Cost $2,012,223,580)		2,063,759,307	98.9%
Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	834,543	834,543	0.0%
Short-Term Investments Trust – Liquid Assets Portfolio,
Institutional Class, 0.43%«	41,000,000	41,000,000	2.0%
Total Short-Term Investments
(Cost $41,834,543)		41,834,543	2.0%
Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.56%«	54,964,493	54,964,493	2.7%
Total Investment Company
(Cost $54,964,493)		54,964,493	2.7%
Total Investment Purchased With
Cash Proceeds From Securities Lending
(Cost $54,964,493)		54,964,493	2.7%
Total Investments
(Cost $2,109,022,616)		2,160,558,343	103.6%
Liabilities in Excess of Other Assets		(74,185,983)	(3.6)%
TOTAL NET ASSETS		$2,086,372,360	100.0%
Notes to Summary Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $152,946,888 which represents 7.33% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.
f	Foreign Security
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $279,151,246 representing 13.38% of net assets.
«	7-Day Yield

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$652,847,524	$—	$652,847,524
Corporate Bonds	—	952,755,693	—	952,755,693
Other Government Related Securities	—	50,842,022	—	50,842,022
Taxable Municipal Bonds	—	59,443,571	—	59,443,571
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	14,617,423	—	14,617,423
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	45,763,240	—	45,763,240
Asset Backed Securities	—	166,023,377	—	166,023,377
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	41,620,946	—	41,620,946
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	79,845,511	—	79,845,511
Total Long-Term Investments	—	2,063,759,307	—	2,063,759,307
Short-Term Investments
Money Market Mutual Funds	41,834,543	—	—	41,834,543
Total Short-Term Investments	41,834,543	—	—	41,834,543
Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	54,964,493	—	—	54,964,493
Total Investment Purchased with Cash
Proceeds from Securities Lending	54,964,493	—	—	54,964,493
Total Investments	$96,799,036	$2,063,759,307	$—	$2,160,558,343

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$17,673
Accrued discounts/premiums	—
Realized gain (loss)	(61,400)
Change in unrealized appreciation (depreciation)	56,083
Purchases	—
Sales	(12,356)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2016	$—

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$8,736,666,204

	SEC 30-Day
	Yield(3)
	Institutional Class	2.28%
	Investor Class	2.03%

	Average
	Effective
	Duration	5.47 years

	Average
	Effective
	Maturity	7.35 years

	Annualized
	Expense
Sector Weightings(1)	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(4)

	Portfolio
	Turnover Rate	20.7%	(5)

	Number of
	Holdings	899

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Aggregate Bond Fund
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2016	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	5.66%	6.11%	4.78%	5.47%	5.84%
Investor Class Shares	5.64%	5.95%	4.54%	5.21%	5.59%
Barclays U.S. Aggregate Bond Index(2)	5.31%	6.00%	3.76%	5.13%	5.34%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2016.
(2)
The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$140,475,000	$150,176,484	1.7%
1.750%, 03/31/2022	403,705,000	417,124,961	4.8%
2.500%, 05/15/2024	164,675,000	178,858,952	2.0%
5.250%, 11/15/2028	77,576,500	109,194,975	1.3%
3.500%, 02/15/2039	351,355,900	443,422,038	5.1%
2.875%, 05/15/2043	164,600,000	185,091,383	2.1%
2.500%, 02/15/2045@	15,525,000	16,163,590	0.2%
Total U.S. Treasury Securities
(Cost $1,422,511,400)		1,500,032,383	17.2%
Corporate Bonds
Finance
Comerica Bank,
2.500%, 06/02/2020	29,000,000	29,847,351	0.4%
Compass Bank,
2.750%, 09/29/2019	31,216,000	30,827,704	0.4%
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,344,267	0.3%
Massachusetts Mutual Life Insurance Co.,
8.875%, 06/01/2039 (Acquired 05/27/2009
through 03/31/2016, Cost $29,839,678)*	20,177,000	30,193,650	0.4%
Regions Financial Corp.,
3.200%, 02/08/2021	25,000,000	25,732,450	0.3%
Voya Financial, Inc.,
5.500%, 07/15/2022	23,802,000	27,091,151	0.3%
Other Finance#~		1,709,383,072	19.5%
Total Finance
(Cost $1,841,068,868)		1,882,419,645	21.6%
Utility
Other Utility#~		80,892,300	0.9%
Total Utility
(Cost $77,217,876)		80,892,300	0.9%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Industrials
AT&T, Inc.,
3.400%, 05/15/2025	$28,200,000	$28,845,978	0.3%
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014
through 04/24/2015, Cost $25,941,520)*	24,000,000	26,859,192	0.3%
General Motors Financial Co., Inc.,
4.200%, 03/01/2021	30,000,000	31,384,560	0.4%
Mylan NV,
3.950%, 06/15/2026 (Acquired 05/31/2016
through 06/30/2016, Cost $28,880,488)*@ f	28,925,000	29,271,753	0.3%
Pentair Finance SA,
3.625%, 09/15/2020 f	26,620,000	27,288,934	0.3%
Verizon Communications, Inc.,
6.400%, 09/15/2033	29,640,000	37,832,585	0.4%
Zoetis, Inc.,
3.250%, 02/01/2023	34,200,000	34,850,518	0.4%
Other Industrials#~		1,547,250,678	17.8%
Total Industrials
(Cost $1,719,891,699)		1,763,584,198	20.2%
Total Corporate Bonds
(Cost $3,638,178,443)		3,726,896,143	42.7%
Other Government Related Securities
Other Government Related Securities#~		131,510,932	1.5%
Total Other Government Related Securities
(Cost $127,942,880)		131,510,932	1.5%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		152,170,797	1.8%
Total Taxable Municipal Bonds
(Cost $143,452,305)		152,170,797	1.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
3.500%, 07/01/2032	38,395,353	41,147,451	0.5%
4.000%, 01/01/2041	26,154,027	28,097,792	0.3%
3.000%, 08/01/2042	25,267,663	26,264,593	0.3%
3.000%, 11/01/2042	53,790,978	56,360,304	0.6%
3.000%, 06/01/2043	26,551,185	27,578,111	0.3%
3.500%, 05/01/2044	61,665,654	65,972,310	0.8%
3.500%, 01/01/2046	52,866,433	56,180,793	0.6%
2.500%-6.500%, 06/01/2020-04/01/2046	343,573,058	368,382,346	4.3%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA):
3.000%, 12/01/2030	$34,852,912	$36,770,464	0.4%
4.500%, 10/01/2033	31,056,088	34,106,024	0.4%
5.000%, 10/01/2033	32,805,620	36,621,613	0.4%
3.500%, 03/01/2041	35,819,451	37,882,890	0.4%
4.000%, 06/01/2041	29,485,306	31,691,127	0.4%
3.500%, 12/01/2041	33,344,610	35,337,998	0.4%
4.000%, 08/01/2042	29,201,624	31,448,697	0.4%
3.000%, 05/01/2043	30,812,199	32,043,090	0.4%
4.500%, 09/01/2043	23,540,131	25,785,116	0.3%
3.500%, 04/01/2045	48,543,614	51,621,343	0.6%
2.500%-6.000%, 01/01/2020-05/01/2046	509,629,274	568,243,127	6.5%
Government National Mortgage Association (GNMA):
3.500%, 01/20/2043	39,652,193	42,263,168	0.5%
3.000%, 04/20/2045	50,868,369	53,255,126	0.6%
3.500%, 04/20/2045	51,806,851	55,027,955	0.6%
4.000%, 08/20/2045	26,671,730	28,521,096	0.3%
3.500%-6.000%, 11/20/2033-09/20/2042	43,291,958	46,486,661	0.5%
Other U.S. Government Agency Issues#~		37,405,912	0.4%
Total U.S. Government Agency Issues
(Cost $1,813,996,330)		1,854,495,107	21.2%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust,
Series 2004-7, Class 1A1, 6.000%, 08/25/2034	25,786,975	26,989,179	0.3%
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.418%, 10/25/2043∞	26,668,662	26,717,540	0.3%
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.880%, 06/25/2035∞	26,418,642	26,706,737	0.3%
Other Non-U.S. Government Agency Issues#		176,115,542	2.0%
Total Non-U.S. Government Agency Issues
(Cost $259,174,035)		256,528,998	2.9%
Asset Backed Securities
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026
(Acquired 02/20/2015 through 03/23/2016,
Cost $27,208,283)*	27,030,000	27,611,721	0.3%
Series 2016-1, Class A, 2.310%, 08/15/2027
(Acquired 02/23/2016 through 05/24/2016,
Cost $28,349,066)*	28,325,000	28,917,151	0.4%
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024
(Acquired 11/16/2015 through 01/29/2016,
Cost $29,564,059)*	29,657,000	29,721,400	0.3%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Other Asset Backed Securities#~		$394,201,526	4.5%
Total Asset Backed Securities
(Cost $478,358,382)		480,451,798	5.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		55,562,572	0.6%
Total U.S. Government Agency Issues
(Cost $53,840,589)		55,562,572	0.6%
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	$25,725,000	28,609,899	0.3%
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	36,997,320	38,668,489	0.4%
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	40,000,813	0.5%
Wells Fargo Commercial Mortgage Trust,
Series 2015-P2, Class A3, 3.541%, 12/15/2048	31,100,000	33,588,075	0.4%
Other Non-U.S. Government Agency Issues#		329,496,116	3.8%
Total Non-U.S. Government Agency Issues
(Cost $452,557,207)		470,363,392	5.4%
Total Long-Term Investments
(Cost $8,390,011,571)		8,628,012,122	98.8%
Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	20,260,216	20,260,216	0.2%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	172,000,000	172,000,000	2.0%
Total Short-Term Investments
(Cost $192,260,216)		192,260,216	2.2%

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Investment Purchased with Cash
Proceeds from Securities Lending

			% of
	Shares	Value	Net Assets
Investment Company
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.56%«	164,963,964	$164,963,964	1.9%
Total Investment Company
(Cost $164,963,964)		164,963,964	1.9%
Total Investment Purchased With Cash
Proceeds From Securities Lending
(Cost $164,963,964)		164,963,964	1.9%
Total Investments
(Cost $8,747,235,751)		8,985,236,302	102.9%
Liabilities in Excess of Other Assets		(248,570,098)	(2.9)%
TOTAL NET ASSETS		$8,736,666,204	100.0%
Notes to Summary Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $172,574,867, which represents 1.98% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.
f	Foreign Security
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $1,243,754,096 representing 14.24% of net assets.
«	7-Day Yield

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

The accompanying notes are an integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited) (cont.)

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,500,032,383	$—	$1,500,032,383
Corporate Bonds	—	3,726,896,143	—	3,726,896,143
Other Government Related Securities	—	131,510,932	—	131,510,932
Taxable Municipal Bonds	—	152,170,797	—	152,170,797
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	1,854,495,107	—	1,854,495,107
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	256,528,998	—	256,528,998
Asset Backed Securities	—	480,451,798	—	480,451,798
Commercial Mortgage-Backed Securities –
U.S. Government Agency Issues	—	55,562,572	—	55,562,572
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	470,363,392	—	470,363,392
Total Long-Term Investments	—	8,628,012,122	—	8,628,012,122
Short-Term Investments
Money Market Mutual Funds	192,260,216	—	—	192,260,216
Total Short-Term Investments	192,260,216	—	—	192,260,216
Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	164,963,964	—	—	164,963,964
Total Investment Purchased with Cash
Proceeds from Securities Lending	164,963,964	—	—	164,963,964
Total Investments	$357,224,180	$8,628,012,122	$—	$8,985,236,302

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$11,223,358,097

	SEC 30-Day
	Yield(3)
	Institutional Class	2.61%
	Investor Class	2.36%

	Average
	Effective
	Duration	5.36 years

	Average
	Effective
	Maturity	7.18 years

	Annualized
Sector Weightings(1)	Expense Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(4)

	Portfolio
	Turnover Rate	20.0%	(5)

	Number of
	Holdings	1,122

(1)	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(4)	Includes 0.25% 12b-1 fee.
(5)	Not annualized.

Baird Core Plus Bond Fund
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2016	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	6.11%	6.03%	4.66%	6.20%	6.31%
Investor Class Shares	6.02%	5.72%	4.40%	5.93%	6.04%
Barclays U.S. Universal Bond Index(2)	5.68%	5.82%	4.01%	5.30%	5.56%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2016.
(2)
The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as “high yield” bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$181,775,000	$194,328,745	1.7%
1.750%, 03/31/2022	141,350,000	146,048,757	1.3%
2.500%, 05/15/2024	73,950,000	80,319,535	0.7%
3.500%, 02/15/2039	377,695,000	476,662,799	4.3%
2.875%, 05/15/2043	237,900,000	267,516,647	2.4%
2.500%, 02/15/2045@	36,550,000	38,053,411	0.3%
Total U.S. Treasury Securities
(Cost $1,127,156,255)		1,202,929,894	10.7%
Corporate Bonds
Finance
Capital One Bank (USA) National Association,
3.375%, 02/15/2023	32,638,000	33,336,486	0.3%
Citizens Bank National Association,
2.450%, 12/04/2019	36,000,000	36,477,360	0.3%
Compass Bank,
2.750%, 09/29/2019	38,994,000	38,508,954	0.4%
HSBC Finance Corp.,
6.676%, 01/15/2021	32,693,000	36,632,637	0.3%
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013
through 08/27/2015, Cost $35,310,998)* f	35,204,000	35,217,800	0.3%
Massachusetts Mutual Life Insurance Co.,
8.875%, 06/01/2039 (Acquired 10/03/2012
through 01/22/2016, Cost $44,577,985)*	29,340,000	43,905,520	0.4%
Other Finance#~		2,336,146,640	20.8%
Total Finance
(Cost $2,506,689,626)		2,560,225,397	22.8%
Utility
Other Utility#~		184,532,359	1.6%
Total Utility
(Cost $175,690,839)		184,532,359	1.6%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Industrials
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014
through 05/11/2016, Cost)@	$41,397,000	$46,328,749	0.4%
Hewlett-Packard Co.,
4.650%, 12/09/2021	32,425,000	35,063,357	0.3%
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 11/30/2015
through 01/14/2016, Cost $39,205,876)*	39,226,000	41,078,683	0.4%
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013
through 03/14/2016, Cost $37,051,154)* f	37,405,000	37,506,517	0.3%
Verizon Communications, Inc.,
6.400%, 09/15/2033	30,175,000	38,515,461	0.3%
Other Industrials#~		2,715,264,988	24.3%
Total Industrials
(Cost $2,868,948,683)		2,913,757,755	26.0%
Total Corporate Bonds
(Cost $5,551,329,148)		5,658,515,511	50.4%
Other Government Related Securities
Other Government Related Securities#~		218,231,320	1.9%
Total Other Government Related Securities
(Cost $214,543,835)		218,231,320	1.9%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		135,811,177	1.2%
Total Taxable Municipal Bonds
(Cost $130,434,156)		135,811,177	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC):
3.000%, 10/01/2030	54,935,828	57,997,286	0.5%
3.500%, 05/01/2032	41,242,413	44,199,570	0.4%
5.500%, 01/01/2039	31,819,629	36,004,077	0.3%
3.500%, 07/01/2042	35,461,018	37,443,911	0.3%
3.000%, 08/01/2042	29,960,372	31,142,452	0.3%
3.000%, 11/01/2042	71,977,975	75,416,003	0.7%
3.500%, 08/01/2044	43,640,505	46,025,045	0.4%
4.000%, 10/01/2044	34,769,273	37,636,048	0.3%
3.500%, 06/01/2045	39,507,223	42,212,702	0.4%
3.500%, 01/01/2046	47,160,370	50,116,999	0.4%
3.000%-6.500%, 12/01/2020-01/01/2046	205,444,082	208,401,500	1.9%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA):
3.500%, 07/01/2028	$47,387,882	$50,248,068	0.4%
3.000%, 08/01/2030	43,568,774	45,937,276	0.4%
4.000%, 11/01/2031	31,850,699	34,493,035	0.3%
4.500%, 10/01/2033	42,831,857	47,038,261	0.4%
4.000%, 09/01/2034	31,247,030	33,830,342	0.3%
4.500%, 08/01/2040	31,313,808	34,312,707	0.3%
3.500%, 09/01/2041	53,559,420	56,656,639	0.5%
4.000%, 01/01/2042	47,887,219	51,428,564	0.5%
3.000%, 05/01/2043	39,772,098	41,360,921	0.4%
3.000%, 06/01/2043	41,184,913	42,832,833	0.4%
4.000%, 02/01/2045	37,851,896	41,031,765	0.4%
2.500%-7.500%, 12/25/2019-03/01/2045	470,143,104	653,726,084	5.8%
Government National Mortgage Association (GNMA):
3.500%, 04/20/2045	48,283,881	51,285,944	0.4%
4.000%, 05/20/2045	38,428,173	41,097,516	0.4%
3.500%, 06/20/2045	43,208,803	45,909,520	0.4%
3.000%-6.500%, 12/20/2028-06/20/2045	59,636,358	83,985,974	0.8%
Other U.S. Government Agency Issues#~		41,063,772	0.4%
Total U.S. Government Agency Issues
(Cost $2,013,917,993)		2,062,834,814	18.4%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues#~		495,086,301	4.4%
Total Non-U.S. Government Agency Issues
(Cost $504,684,216)		495,086,301	4.4%
Asset Backed Securities
Chase Issuance Trust,
Series 2015-A5, Class A5, 1.360%, 04/15/2020	35,796,000	36,010,042	0.3%
Citicorp Residential Mortgage Trust,
Series 2007-2, Class A4, 5.436%, 06/25/2037	49,733,363	51,368,033	0.4%
Ford Credit Auto Owner Trust,
Series 2016-1, Class A, 2.310%, 08/15/2027
(Acquired 02/23/2016 through 05/27/2016,
Cost $37,668,385)*	37,625,000	38,411,573	0.3%
Other Asset Backed Securities#~		520,750,242	4.8%
Total Asset Backed Securities
(Cost $647,245,665)		646,539,890	5.8%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
COMM Mortgage Trust,
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	32,001,667	0.3%
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	41,464,000	43,336,929	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5, 3.672%, 11/15/2047	$34,585,000	$37,683,885	0.4%
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,030,000	42,642,678	0.4%
Series 2012-C6, Class A4, 2.858%, 11/15/2045	32,035,000	33,580,647	0.3%
Series 2013-C10, Class A3, 4.104%, 07/15/2046	43,985,000	48,958,261	0.4%
Other Non-U.S. Government Agency Issues#		356,355,420	3.1%
Total Non-U.S. Government Agency Issues
(Cost $571,733,100)		594,559,487	5.3%
Total Long-Term Investments
(Cost $10,761,044,368)		11,014,508,394	98.1%
Short-Term Investment
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	184,638,042	184,638,042	1.6%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	221,000,000	221,000,000	2.0%
Total Short-Term Investments
(Cost $405,638,042)		405,638,042	3.6%
Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.56%«	276,410,416	276,410,416	2.5%
Total Investment Company
(Cost $276,410,416)		276,410,416	2.5%
Total Investment Purchased With Cash
Proceeds From Securities Lending
(Cost $276,410,416)		276,410,416	2.5%
Total Investments
(Cost $11,443,092,826)		11,696,556,852	104.2%
Liabilities in Excess of Other Assets		(473,198,755)	(4.2)%
TOTAL NET ASSETS		$11,223,358,097	100.0%
Notes to Summary Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $242,448,842, which represents 2.16% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

f	Foreign Security
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $1,739,106,822 representing 15.50% of net assets.
«	7-Day Yield

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are an integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$—	$1,202,929,894	$—	$1,202,929,894
Corporate Bonds	—	5,658,515,511	—	5,658,515,511
Other Government Related Securities	—	218,231,320	—	218,231,320
Taxable Municipal Bonds	—	135,811,177	—	135,811,177
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	2,062,834,814	—	2,062,834,814
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	495,086,301	—	495,086,301
Asset Backed Securities	—	646,539,890	—	646,539,890
Commercial Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	594,559,487	—	594,559,487
Total Long-Term Investments	—	11,014,508,394	—	11,014,508,394
Short-Term Investments
Money Market Mutual Funds	405,638,042	—	—	405,638,042
Total Short-Term Investments	405,638,042	—	—	405,638,042
Investment Purchased with Cash
Proceeds from Securities Lending
Investment Company	276,410,416	—	—	276,410,416
Total Investment Purchased with Cash
Proceeds from Securities Lending	276,410,416	—	—	276,410,416
Total Investments	$682,048,458	$11,014,508,394	$—	$11,696,556,852

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report. See the Fund’s valuation policy in Note 2a to the financial statements.

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$14,727
Accrued discounts/premiums	—
Realized gain (loss)	(12,810)
Change in unrealized appreciation (depreciation)	8,379
Purchases	—
Sales	(10,296)
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2016	$—

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$25,036,643

	SEC 30-Day
	Yield(4)
	Institutional Class	1.24%
	Investor Class	0.99%

	Average
	Effective
	Duration	2.32 years

	Average
	Effective
	Maturity	2.65 years

	Annualized
Sector Weightings(1)	Expense Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover
	Rate	13.5%	(6)

	Number of
	Holdings	299

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Short-Term Municipal Bond Fund
June 30, 2016 (Unaudited)

Total Returns

	Six	Since
For the Periods Ended June 30, 2016	Months	Inception(1)
Institutional Class Shares	1.76%	2.71%
Investor Class Shares	1.56%	2.43%
Barclays Short (1-5 Year) Municipal Index(2)	1.37%	1.77%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2016.
(2)
The Barclays Short (1-5 Year) Municipal Bond Index is an unmanaged, market value weighted index that measures the performance of investment-grade, tax-exempt, and fixed-rated municipal securities with time to maturity of more than one year and less than five years. Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Total Alabama
(Cost $139,946)#		$141,248	0.6%
Alaska
Total Alaska
(Cost $56,586)#		57,100	0.2%
Arizona
Arizona Transportation Board
5.000%, 07/01/2017	$25,000	26,092	0.1%
5.000%, 07/01/2025 (Pre-refunded to 07/01/2019)	250,000	281,317	1.1%
BluePath 2016-1 TE Trust
2.750%, 09/01/2026 (Callable 08/27/2021)	250,000	249,995	1.0%
Maricopa County Industrial Development Authority
2.550%, 07/01/2021	175,000	176,720	0.7%
2.625%, 07/01/2021	100,000	101,051	0.4%
Vistancia Community Facilities District
5.000%, 07/15/2021 (Callable 07/15/2020)	150,000	173,228	0.7%
Other Arizona#		228,716	0.9%
Total Arizona
(Cost $1,221,082)		1,237,119	4.9%
Arkansas
City of Jacksonville AR Wastewater Revenue
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	122,290	0.5%
Other Arkansas#		223,066	0.9%
Total Arkansas
(Cost $339,645)		345,356	1.4%
California
Total California
(Cost $975,963)#		982,059	3.9%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Colorado
Colorado Educational & Cultural Facilities Authority
4.000%, 07/01/2018	$120,000	$126,891	0.5%
4.000%, 10/01/2020	125,000	136,969	0.6%
3.000%, 12/15/2018	75,000	78,331	0.3%
4.000%, 06/01/2020(3)	100,000	109,441	0.4%
Other Colorado#		547,134	2.2%
Total Colorado
(Cost $993,874)		998,766	4.0%
Connecticut
Connecticut Housing Finance Authority
4.000%, 11/15/2045 (Callable 05/15/2025)	200,000	219,476	0.9%
Other Connecticut#		104,251	0.4%
Total Connecticut
(Cost $322,357)		323,727	1.3%
District of Columbia
District of Columbia
5.450%, 07/15/2035 (Pre-refunded to 07/15/2018)
(Insured by AGM)	100,000	109,326	0.4%
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	295,000	321,877	1.3%
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)
(Insured by AGM)	170,000	185,489	0.8%
Total District of Columbia
(Cost $612,087)		616,692	2.5%
Florida
City of Port St. Lucie FL
5.250%, 09/01/2022	100,000	122,025	0.5%
Florida Housing Finance Corp.
4.000%, 07/01/2047 (Callable 07/01/2025)	150,000	165,883	0.7%
Other Florida#		574,521	2.3%
Total Florida
(Cost $855,406)		862,429	3.5%
Georgia
Bartow County Development Authority
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)	185,000	187,579	0.8%
Main Street Natural Gas, Inc.
5.000%, 03/15/2019	125,000	137,158	0.5%
Other Georgia#		110,006	0.4%
Total Georgia
(Cost $433,548)		434,743	1.7%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Idaho
Total Idaho
(Cost $26,903)#		$27,037	0.1%
Illinois
Danville Public Building Commission
4.000%, 12/01/2019	$115,000	124,183	0.5%
Illinois Finance Authority
4.000%, 10/01/2016	125,000	125,877	0.5%
6.250%, 05/01/2022 (Callable 05/01/2020)	45,000	53,125	0.2%
1.670%, 05/01/2036 (Callable 11/01/2020)
(Mandatory Tender Date 05/01/2021)(1)	100,000	100,078	0.4%
1.300%, 07/01/2042
(Mandatory Tender Date 05/08/2017)	65,000	65,103	0.3%
Kane County School District No. 131 Aurora East Side
1.250%, 06/01/2036 (Callable 08/02/2016)(1)	250,000	250,003	1.0%
Lake County Community High School
District No. 117 Antioch
0.000%, 12/01/2019	140,000	130,701	0.5%
Lake County Community High School
District No. 127 Grayslake
0.000%, 02/01/2020	150,000	142,359	0.6%
Metropolitan Pier & Exposition Authority
5.300%, 06/15/2018
(Callable 06/15/2017) (Insured by NPFGC)	120,000	126,140	0.5%
Ogle & Winnebago Counties
Community Unit School District
5.000%, 12/01/2021 (Insured by BAM)	150,000	174,689	0.7%
State of Illinois
5.000%, 06/01/2019	100,000	108,506	0.5%
5.000%, 03/01/2020	90,000	97,674	0.4%
5.000%, 04/01/2020	30,000	32,602	0.1%
5.000%, 01/01/2022 (Callable 01/01/2020)	100,000	107,984	0.4%
6.500%, 06/15/2022	45,000	52,182	0.2%
5.000%, 01/01/2025 (Callable 08/01/2016)	50,000	50,202	0.2%
Other Illinois #		1,946,193	7.7%
Total Illinois
(Cost $3,654,137)		3,687,601	14.7%
Indiana
Total Indiana
(Cost $396,112)#		396,996	1.6%
Iowa
Total Iowa
(Cost $100,406)#		100,481	0.4%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kansas
State of Kansas Department of Transportation
0.706%, 09/01/2019(1)	$125,000	$124,301	0.5%
Total Kansas
(Cost $123,631)		124,301	0.5%
Kentucky
Total Kentucky
(Cost $60,050)#		60,061	0.2%
Louisiana
Total Louisiana
(Cost $89,655)#		89,486	0.4%
Maine
Maine State Housing Authority
3.500%, 11/15/2045 (Callable 05/15/2025)	50,000	53,777	0.2%
4.000%, 11/15/2045 (Callable 11/15/2025)	250,000	274,885	1.1%
Total Maine
(Cost $327,376)		328,662	1.3%
Maryland
Total Maryland
(Cost $118,772)#		121,218	0.5%
Massachusetts
Total Massachusetts
(Cost $258,906)#		258,873	1.0%
Michigan
Saginaw MI City School District
5.000%, 05/01/2024 (Insured by Q-SBLF)	100,000	121,452	0.5%
Other Michigan#		769,581	3.1%
Total Michigan
(Cost $872,693)		891,033	3.6%
Minnesota
Total Minnesota
(Cost $101,891)#		105,869	0.4%
Mississippi
Total Mississippi
(Cost $139,048)#		143,332	0.6%
Missouri
Jasper County Reorganized School District No. R-9/MO
2.000%, 04/01/2018	150,000	152,679	0.6%
Total Missouri
(Cost $152,463)		152,679	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nebraska
Total Nebraska
(Cost $105,265)#		$105,525	0.4%
Nevada
Total Nevada
(Cost $101,898)#		102,032	0.4%
New Jersey
Total New Jersey
(Cost $1,026,448)#		1,043,644	4.2%
New Mexico
Total New Mexico
(Cost $178,352)#		178,491	0.7%
New York
Metropolitan Transportation Authority, 0.891%, 11/01/2022
(Callable 07/07/2016) (Insured by AGM)(1)(2)	$250,000	241,771	1.0%
New York City Transitional Finance
Authority Future Tax Secured Revenue
5.000%, 11/01/2018	50,000	54,974	0.2%
0.600%, 08/01/2022
(Optional Put Date 07/01/2016) (Callable 07/01/2016)(1)	300,000	300,000	1.2%
New York State Dormitory Authority
4.000%, 05/15/2017	25,000	25,733	0.1%
5.000%, 07/01/2017	25,000	26,065	0.1%
1.157%, 05/01/2018 (Callable 07/01/2016)(1)	210,000	209,231	0.9%
5.000%, 12/15/2021	45,000	54,298	0.2%
State of New York Mortgage Agency
4.000%, 10/01/2046 (Callable 04/01/2025)	250,000	275,458	1.1%
Town of Oyster Bay NY
3.000%, 03/01/2020 (Insured by AGM)	250,000	258,850	1.0%
Other New York#		328,973	1.3%
Total New York
(Cost $1,783,436)		1,775,353	7.1%
North Carolina
Total North Carolina
(Cost $300,698)#		304,539	1.2%
North Dakota
City of Mandan ND
2.750%, 09/01/2041 (Callable 09/01/2016)(3)	150,000	150,021	0.6%
Jamestown Park District/ND
2.900%, 07/01/2035 (Callable 01/01/2017)	150,000	150,229	0.6%
Other North Dakota#		160,122	0.6%
Total North Dakota
(Cost $459,952)		460,372	1.8%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Ohio
County of Summit OH Development Finance Authority
0.000%, 05/15/2018(3)	$135,000	$138,210	0.6%
Other Ohio#		450,389	1.8%
Total Ohio
(Cost $583,561)		588,599	2.4%
Oklahoma
Total Oklahoma
(Cost $147,056)#		148,573	0.6%
Oregon
Total Oregon
(Cost $67,718)#		68,553	0.3%
Pennsylvania
Pennsylvania Economic Development Financing Authority
5.000%, 03/01/2019	130,000	142,215	0.6%
Pennsylvania Housing Finance Agency
3.700%, 10/01/2042 (Callable 10/01/2021)	100,000	105,802	0.4%
3.500%, 10/01/2046 (Callable 10/01/2025)(3)	250,000	268,282	1.1%
West Mifflin Sanitary Sewer Municipal Authority
4.000%, 08/01/2020 (Insured by BAM)	200,000	218,506	0.9%
Other Pennsylvania#		604,474	2.4%
Total Pennsylvania
(Cost $1,326,310)		1,339,279	5.4%
Puerto Rico
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 (ETM)	150,000	204,638	0.8%
Other Puerto Rico#		96,037	0.4%
Total Puerto Rico
(Cost $296,865)		300,675	1.2%
Rhode Island
Total Rhode Island
(Cost $303,975)#		306,777	1.2%
South Carolina
South Carolina State Housing
Finance & Development Authority
4.000%, 07/01/2036 (Callable 07/01/2025)	250,000	274,022	1.1%
Other South Carolina#		198,188	0.8%
Total South Carolina
(Cost $469,667)		472,210	1.9%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Tennessee
Metropolitan Government Nashville & Davidson County
Health & Educational Facilities, 0.900%, 04/01/2019
(Mandatory Tender Date 04/01/2018)	$150,000	$150,439	0.6%
Other Tennessee#		57,794	0.2%
Total Tennessee
(Cost $207,140)		208,233	0.8%
Texas
City of Bullard TX
3.000%, 09/01/2020 (Insured by BAM)(3)	135,000	143,655	0.6%
Fort Bend County Municipal Utility District No. 58
5.000%, 04/01/2019 (Insured by BAM)	150,000	164,910	0.7%
Generation Park Management District
3.000%, 09/01/2018	160,000	165,754	0.7%
Northside Independent School District
2.000%, 06/01/2046
(Mandatory Tender Date 06/01/2021) (PSF Guaranteed)	200,000	207,912	0.8%
SA Energy Acquisition Public Facility Corp.
5.500%, 08/01/2022	100,000	121,182	0.5%
Texas State Refunding
0.000%, 08/01/2025
(Mandatory Tender Date 08/01/2019)(3)	200,000	202,162	0.8%
Other Texas#		1,981,107	7.8%
Total Texas
(Cost $2,950,947)		2,986,682	11.9%
Utah
Total Utah
(Cost $107,291)#		108,307	0.4%
Vermont
Total Vermont
(Cost $28,680)#		28,200	0.1%
VI
Total VI
(Cost $250,791)#		252,552	1.0%
Virginia
Total Virginia
(Cost $50,062)#		50,004	0.2%
Washington
Washington Economic Development Finance Authority
1.250%, 11/01/2017	250,000	251,375	1.0%
Other Washington#		195,244	0.8%
Total Washington
(Cost $445,476)		446,619	1.8%

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin
City of Two Rivers WI
4.000%, 04/01/2018	$125,000	$129,350	0.5%
Milwaukee Redevelopment Authority
1.250%, 12/01/2038
(Optional Put Date 07/01/2016) (Callable 07/01/2016)(1)	140,000	140,000	0.6%
Wisconsin Health & Educational Facilities Authority
5.000%, 09/01/2016	245,000	246,700	1.0%
3.000%, 07/01/2017	100,000	102,376	0.4%
5.250%, 08/15/2017 (Pre-refunded to 08/15/2016)	25,000	25,127	0.1%
5.000%, 08/15/2020	35,000	39,953	0.2%
4.000%, 09/15/2023 (Callable 09/15/2022)	50,000	55,857	0.2%
5.250%, 04/15/2024 (Callable 04/15/2020)	50,000	57,291	0.2%
Other Wisconsin#		178,471	0.7%
Total Wisconsin
(Cost $967,794)		975,125	3.9%
Total Long-Term Investments
(Cost $24,531,919)		24,737,212	98.8%
Short-Term Investments
	Shares
Money Market Mutual Funds
Goldman Sachs Financial Square Funds,
Institutional Class, 0.25%«	1,100,000	1,100,000	4.4%
Wells Fargo Advantage Municipal Cash Management
Money Market Fund/NC, Institutional Class, 0.30%«	3,750	3,750	0.0%
Total Short-Term Investments
(Cost $1,103,750)		1,103,750	4.4%
Total Investments
(Cost $25,635,669)		25,840,962	103.2%
Liabilities in Excess of Other Assets		(804,319)	(3.2)%
TOTAL NET ASSETS		$25,036,643	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
BAM – Build America Mutual Assurance Co.
ETM – Escrowed to Maturity
NPFGC – National Public Finance Guarantee Corp.
Q-SBLF – Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

The accompanying notes are an integral part of these financial statements.

Baird Short-Term Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
«	7-Day Yield

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$—	$24,737,212	$—	$24,737,212
Total Municipal Bonds	—	24,737,212	—	24,737,212
Short-Term Investments
Money Market Mutual Funds	1,103,750	—	—	1,103,750
Total Short-Term Investments	1,103,750	—	—	1,103,750
Total Investments	$1,103,750	$24,737,212	$—	$25,840,962

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$1,237,435,218

	SEC 30-Day
	Yield(4)
	Institutional Class	1.33%
	Investor Class	1.08%

	Average
	Effective
	Duration	4.42 years

	Average
	Effective
	Maturity	4.93 years

	Annualized
Sector Weightings(1)	Expense
	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate	6.2%	(6)

	Number of
	Holdings	327

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Quality Intermediate Municipal Bond Fund(1)
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2016	Months	Year	Years	Years	Inception(2)
Institutional Class Shares	2.54%	4.79%	3.15%	4.33%	4.43%
Investor Class Shares	2.45%	4.51%	2.88%	4.05%	4.16%
Barclays Quality Intermediate
Municipal Bond Index(3)	2.98%	5.42%	3.82%	4.63%	4.44%
Barclays 7-Year General
Obligation Bond Index(4)	3.08%	6.17%	4.13%	5.05%	4.83%

(1)	Effective September 1, 2015, the Fund changed its name from the Baird Intermediate Municipal Bond Fund to the Baird Quality Intermediate Municipal Bond Fund.
(2)	For the period from March 30, 2001 (inception date) through June 30, 2016.
(3)
The Barclays Quality Intermediate Municipal Bond Index is an unmanaged, market value weighted index consisting of tax-exempt, fixed-rate securities that are rated A3 or better, with maturities between 2 and 12 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990. This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible. The Fund changed its benchmark from the Barclays 7-Year General Obligation Bond Index to the Barclays Quality Intermediate Municipal Bond Index effective September 1, 2015 because the Fund’s investment advisor believes that the Barclays Quality Intermediate Municipal Bond Index is more representative of the investment approach used to manage the Fund.

(4)
The Barclays 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of $5 million, have been issued in the last 5 years and have a maturity of six to eight years. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Total Alabama
(Cost $2,139,430)#		$2,264,698	0.2%
Arizona
Total Arizona
(Cost $1,006,468)#		1,045,950	0.1%
Arkansas
Total Arkansas
(Cost $1,086,246)#		1,081,510	0.1%
California
Bakersfield California Certificates Participation
0.000%, 04/15/2021 (ETM)	$12,380,000	11,664,807	0.9%
San Joaquin Hills California Transportation
Corridor Agency Toll Road Revenue
0.000%, 01/01/2020 (ETM)	6,865,000	6,667,288	0.5%
0.000%, 01/01/2023 (ETM)	14,000,000	12,946,360	1.1%
San Marcos California Public Facilities Authority Revenue
0.000%, 09/01/2019 (ETM)	17,495,000	16,921,514	1.4%
Other California#		4,315,801	0.3%
Total California
(Cost $47,656,533)		52,515,770	4.2%
Colorado
Dawson Ridge Metropolitan District No. 1 Colorado
0.000%, 10/01/2022 (ETM)	32,895,000	29,819,975	2.4%
0.000%, 10/01/2022 (ETM)	22,540,000	20,432,961	1.7%
Regional Transportation District Colorado
Sales Tax Revenue, 5.000%, 11/01/2036
(Pre-refunded to 11/01/2016) (Insured by AMBAC)	6,785,000	6,882,026	0.6%
Other Colorado#		10,457,532	0.8%
Total Colorado
(Cost $64,110,099)		67,592,494	5.5%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Connecticut
Total Connecticut
(Cost $4,865,637)#		$5,071,152	0.4%
Delaware
Total Delaware
(Cost $2,263,358)#		2,305,680	0.2%
District of Columbia
Total District of Columbia
(Cost $162,541)#		163,667	0.0%
Florida
Broward County Florida School Board
5.250%, 07/01/2022 (Callable 07/01/2021)	$8,390,000	10,034,272	0.8%
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,857,206	0.5%
County of St. Lucie Florida
6.000%, 10/01/2020 (ETM)	6,520,000	7,563,070	0.6%
Florida State Board of Education
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,463,866	1.2%
Miami-Dade County Florida
4.500%, 10/01/2020	7,100,000	8,124,885	0.7%
Other Florida#		51,692,675	4.2%
Total Florida
(Cost $92,318,159)		98,735,974	8.0%
Georgia
Forsyth County Georgia Hospital Authority
Revenue Anticipation Certificates
6.375%, 10/01/2028 (ETM)	8,050,000	10,841,498	0.9%
Gwinnett County Georgia School District
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,500,000	8,018,325	0.6%
State of Georgia
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	13,113,024	1.1%
Other Georgia#		7,827,590	0.6%
Total Georgia
(Cost $38,253,838)		39,800,437	3.2%
Illinois
Chicago Illinois Board of Education
5.000%, 12/01/2017
(Callable 12/01/2016) (Insured by AGM)	4,345,000	4,425,165	0.3%
6.000%, 01/01/2020 (Insured by NPFGC)	14,745,000	15,657,716	1.3%
Illinois Finance Authority
0.000%, 07/15/2023 (ETM)	25,120,000	22,381,418	1.8%
0.000%, 07/15/2025 (ETM)	31,660,000	26,668,801	2.2%
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	460,463	0.0%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Kendall Kane & Will Counties
Community Unit School District No. 308
0.000%, 02/01/2021 (Insured by AGM)	$13,625,000	$12,418,234	1.0%
Other Illinois#		62,524,192	5.1%
Total Illinois
(Cost $137,705,982)		144,535,989	11.7%
Indiana
Total Indiana
(Cost $12,102,529)#		12,710,035	1.0%
Kansas
Total Kansas
(Cost $4,440,241)#		4,624,571	0.4%
Kentucky
Louisville & Jefferson County Metropolitan Government
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,980,000	15,180,043	1.2%
Other Kentucky#		3,833,564	0.3%
Total Kentucky
(Cost $18,827,174)		19,013,607	1.5%
Louisiana
Louisiana Public Facilities Authority
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	6,155,000	7,223,508	0.6%
Louisiana Public Facilities Authority Revenue
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	10,390,000	13,930,289	1.1%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	21,985,000	29,799,348	2.4%
State of Louisiana
5.000%, 11/15/2018	1,775,000	1,945,737	0.2%
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,489,600	0.9%
Other Louisiana#		3,690,025	0.3%
Total Louisiana
(Cost $60,429,972)		68,078,507	5.5%
Maine
Total Maine
(Cost $2,196,076)#		2,203,001	0.2%
Maryland
Total Maryland
(Cost $3,694,275)#		3,790,701	0.3%
Massachusetts
Massachusetts State
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,602,750	1.3%
Other Massachusetts#		7,970,214	0.7%
Total Massachusetts
(Cost $23,821,165)		24,572,964	2.0%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Michigan
Michigan Finance Authority
5.000%, 01/01/2019	$7,000,000	$7,740,530	0.6%
Other Michigan#		30,590,428	2.5%
Total Michigan
(Cost $36,812,511)		38,330,958	3.1%
Minnesota
University of Minnesota
5.500%, 07/01/2021 (ETM)	10,380,000	12,170,861	1.0%
Other Minnesota#		4,602,263	0.3%
Total Minnesota
(Cost $16,349,558)		16,773,124	1.3%
Missouri
Total Missouri
(Cost $2,267,222)#		2,368,770	0.2%
Nebraska
Total Nebraska
(Cost $2,056,820)#		2,095,934	0.2%
New Hampshire
Total New Hampshire
(Cost $3,158,697)#		3,250,930	0.3%
New Jersey
Total New Jersey
(Cost $19,077,909)#		19,878,491	1.6%
New Mexico
Total New Mexico
(Cost $4,331,450)#		4,425,144	0.4%
New York
Metropolitan Transit Authority New York
6.000%, 04/01/2020 (ETM)	13,615,000	15,164,387	1.2%
New York State Dormitory Authority
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	14,429,573	1.2%
Westchester Tobacco Asset Securitization/NY
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	14,053,533	1.1%
Other New York#		24,818,476	2.0%
Total New York
(Cost $65,829,137)		68,465,969	5.5%
North Carolina
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2017 (ETM)	1,460,000	1,492,076	0.1%
5.000%, 01/01/2021 (ETM)(2)	10,150,000	11,737,765	0.9%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
North Carolina Eastern Municipal Power Agency (cont.)
6.400%, 01/01/2021 (ETM)	$4,062,000	$4,597,697	0.4%
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	11,740,000	13,646,341	1.1%
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,635,000	3,326,977	0.3%
Other North Carolina#		518,963	0.0%
Total North Carolina
(Cost $34,065,363)		35,319,819	2.8%
North Dakota
Total North Dakota
(Cost $1,775,010)#		1,784,685	0.1%
Ohio
State of Ohio
5.000%, 06/15/2021	6,740,000	8,040,281	0.7%
Other Ohio#		18,147,190	1.4%
Total Ohio
(Cost $25,216,061)		26,187,471	2.1%
Oregon
Total Oregon
(Cost $7,482,961)#		7,526,761	0.6%
Pennsylvania
Pennsylvania Convention Center
Authority Revenue Bonds
6.000%, 09/01/2019 (ETM)	14,055,000	15,571,253	1.3%
Other Pennsylvania#		18,568,847	1.5%
Total Pennsylvania
(Cost $33,670,034)		34,140,100	2.8%
Puerto Rico
Total Puerto Rico
(Cost $20,776,147)#		18,744,488	1.5%
Rhode Island
Total Rhode Island
(Cost $5,893,993)#		6,329,650	0.5%
South Carolina
Piedmont Municipal Power Agency
South Carolina Electric Revenue
6.750%, 01/01/2020 (ETM)	6,450,000	7,732,260	0.6%
Other South Carolina#		5,785,999	0.5%
Total South Carolina
(Cost $12,539,208)		13,518,259	1.1%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
South Dakota
Total South Dakota
(Cost $2,429,329)#		$2,438,078	0.2%
Tennessee
Total Tennessee
(Cost $10,818,612)#		11,145,424	0.9%
Texas
Alvin Independent School District/TX
5.000%, 02/15/2027
(Callable 02/15/2026) (PSF Guaranteed)	$8,110,000	10,489,717	0.9%
City of Houston TX Combined Utility System Revenue
0.000%, 12/01/2019 (ETM) (Insured by AGM)	13,355,000	12,896,256	1.1%
5.500%, 12/01/2029 (ETM)	16,050,000	22,662,760	1.8%
5.500%, 12/01/2024 (ETM)	1,735,000	2,238,098	0.2%
Harris County Health Facilities Development Corp.
5.750%, 07/01/2027 (ETM)	5,000,000	6,563,050	0.6%
Harris County Texas
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,693,547	0.6%
5.000%-5.750%, 10/01/2019-10/01/2026	5,855,000	7,328,822	0.6%
Lamar Consolidated Independent School District
5.000%, 02/15/2026
(Callable 02/15/2025) (PSF Guaranteed)	5,860,000	7,477,829	0.6%
North East Independent School District/TX
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,270,543	0.6%
5.000%, 08/01/2023 (PSF Guaranteed)	5,805,000	7,251,200	0.6%
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,699,447	0.3%
San Antonio Texas Electric & Gas Revenue
5.650%, 02/01/2019 (ETM)	9,765,000	10,596,880	0.9%
Tarrant County Texas Health Facilities Revenue
6.000%, 09/01/2024 (ETM)	7,385,000	8,835,783	0.7%
Texas State
5.000%, 10/01/2018	6,285,000	6,887,920	0.6%
Tomball Independent School District
5.000%, 02/15/2025 (PSF Guaranteed)	5,865,000	7,549,663	0.6%
University of Texas System
5.000%, 08/15/2022	9,530,000	11,694,454	0.9%
Other Texas#		133,084,694	10.6%
Total Texas
(Cost $260,088,984)		274,220,663	22.2%
Utah
Total Utah
(Cost $8,798,947)#		9,460,216	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Virginia
Total Virginia
(Cost $4,371,879)#		$4,471,799	0.4%
Washington
Washington Health Care Facilities Authority
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	$1,355,000	1,504,470	0.1%
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	757,553	0.0%
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	8,993,511	0.7%
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,750,000	5,927,097	0.5%
Washington State
5.000%, 01/01/2021	10,000,000	11,716,900	1.0%
5.500%, 07/01/2023	5,040,000	6,259,025	0.5%
Other Washington#		27,197,181	2.2%
Total Washington
(Cost $59,963,050)		62,355,737	5.0%
West Virginia
Total West Virginia
(Cost $1,208,667)#		1,227,011	0.1%
Wisconsin
Total Wisconsin
(Cost $4,326,238)#		4,370,059	0.3%
Total Long-Term Investments
(Cost $1,160,387,510)		1,218,936,247	98.5%
Short-Term Investment
	Shares
Money Market Mutual Fund
Goldman Sachs Financial Square Funds,
Institutional Class, 0.25%«	16,931,307	16,931,307	1.4%
Total Short-Term Investment
(Cost $16,931,307)		16,931,307	1.4%
Total Investments
(Cost $1,177,318,817)		1,235,867,554	99.9%
Other Assets in Excess of Liabilities		1,567,664	0.1%
TOTAL NET ASSETS		$1,237,435,218	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corporation
ETM – Escrowed to Maturity
NPFGC – National Public Finance Guarantee Corp.
PSF – Texas Permanent School Fund

The accompanying notes are an integral part of these financial statements.

Baird Quality Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
(2)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of  June 30, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$—	$1,218,936,247	$—	$1,218,936,247
Total Municipal Bonds	—	1,218,936,247	—	1,218,936,247
Short-Term Investment
Money Market Mutual Fund	16,931,307	—	—	16,931,307
Total Short-Term Investment	16,931,307	—	—	16,931,307
Total Investments	$16,931,307	$1,218,936,247	$—	$1,235,867,554

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

Quality Distribution(1)(2)

	Net Assets	$71,426,566

	SEC 30-Day
	Yield(4)
	Institutional Class	1.55%
	Investor Class	1.30%

	Average
	Effective
	Duration	4.48 years

	Average
	Effective
	Maturity	5.02 years

	Annualized
Sector Weightings(1)	Expense
	Ratio
	Institutional Class	0.30%
	Investor Class	0.55%	(5)

	Portfolio
	Turnover Rate	55.5%	(6)

	Number of
	Holdings	272

(1)	Percentages shown are based on the Fund’s total investments.
(2)
The quality profile is calculated on a market value-weighted basis using the highest credit quality rating for each security held by the Fund given by S&P, Moody’s or Fitch, each of which is a Nationally Recognized Statistical Rating Organization (NRSRO).  NRSROs rate the credit quality of securities using a scale that generally ranges from AAA (highest) to D (lowest).

(3)	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
(4)	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2016.
(5)	Includes 0.25% 12b-1 fee.
(6)	Not annualized.

Baird Core Intermediate Municipal Bond Fund
June 30, 2016 (Unaudited)

Total Returns

	Six	Since
For the Periods Ended June 30, 2016	Months	Inception(1)
Institutional Class Shares	4.05%	6.11%
Investor Class Shares	3.93%	5.91%
Barclays Municipal Bond (1-15 Year) Index(2)	3.38%	5.28%

(1)	For the period from August 31, 2015 (inception date) through June 30, 2016.
(2)
The Barclays Municipal Bond (1-15 Year) Index is an unmanaged, market value weighted index of investment-grade, tax-exempt, and fixed-rate securities with maturities between 1 and 17 years.  Securities must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.  The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  This Index does not reflect any deduction for fees, expenses or taxes. A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The Fund’s gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.bairdfunds.com/prospectuses-reports and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Total Alabama
(Cost $995,038)#		$1,001,791	1.4%
Alaska
Alaska Municipal Bond Bank Authority
5.000%, 08/01/2027 (Callable 08/01/2023)	$500,000	615,075	0.9%
City of Valdez AK
5.000%, 01/01/2021	435,000	501,020	0.7%
Other Alaska#		359,195	0.5%
Total Alaska
(Cost $1,403,150)		1,475,290	2.1%
Arizona
BluePath 2016-1 TE Trust
2.750%, 09/01/2026 (Callable 08/27/2021)	500,000	499,990	0.7%
City of El Mirage AZ
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	462,368	0.6%
City of Tucson AZ Water System Revenue
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	626,550	0.9%
Other Arizona#		948,939	1.4%
Total Arizona
(Cost $2,448,909)		2,537,847	3.6%
Arkansas
Total Arkansas
(Cost $962,942)#		988,355	1.4%
California
Corona-Norca Unified School District
0.000%, 08/01/2039
(Callable 08/01/2027) (Insured by AGM)	350,000	484,533	0.7%
East Bay Municipal Utility District Water System Revenue
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	593,636	0.8%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Redondo Beach Unified School District
0.000%, 08/01/2034 (Callable 08/01/2026)	$455,000	$607,652	0.9%
San Bernardino City Unified School District
5.000%, 08/01/2027
(Callable 08/01/2023) (Insured by AGM)	450,000	540,878	0.8%
San Diego Unified School District/CA
4.000%, 07/01/2033 (Callable 07/01/2026)	500,000	584,690	0.8%
Westlands Water District
5.000%, 09/01/2030
(Callable 09/01/2022) (Insured by AGM)	500,000	604,110	0.8%
Other California#		4,218,019	5.9%
Total California
(Cost $7,270,227)		7,633,518	10.7%
Colorado
Total Colorado
(Cost $1,309,056)#		1,321,665	1.8%
Connecticut
Connecticut Housing Finance Authority
4.000%, 11/15/2045 (Callable 05/15/2025)	700,000	768,166	1.1%
Other Connecticut#		200,000	0.3%
Total Connecticut
(Cost $964,556)		968,166	1.4%
District of Columbia
Total District of Columbia
(Cost $859,873)#		884,702	1.2%
Florida
City of Orlando FL
5.250%, 11/01/2026 (Callable 05/01/2024)	500,000	639,115	0.9%
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	117,139	0.2%
County of Escambia FL
0.550%, 04/01/2039
(Optional Put Date 07/01/2016) (Callable 07/01/2016)(1)	600,000	600,000	0.8%
Other Florida#		1,684,301	2.4%
Total Florida
(Cost $2,953,715)		3,040,555	4.3%
Georgia
Total Georgia
(Cost $1,167,338)#		1,187,901	1.7%
Illinois
Bureau County Township High School District No. 502
6.625%, 10/01/2043
(Callable 12/01/2023) (Insured by BAM)	370,000	482,158	0.7%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Chicago O’Hare International Airport:
5.000%, 01/01/2020
(Callable 01/01/2017) (Insured by AGM)	$100,000	$102,029	0.1%
5.500%, 01/01/2031 (Callable 01/01/2021)	500,000	585,035	0.8%
City of Chicago IL Waterworks Revenue
5.000%, 11/01/2028
(Callable 11/01/2018) (Insured by AGM)	450,000	477,697	0.7%
Illinois State University
5.000%, 04/01/2023 (Callable 04/01/2021)	440,000	498,498	0.7%
Ogle & Winnebago Counties
Community Unit School District:
5.000%, 12/01/2023 (Insured by BAM)	400,000	478,232	0.7%
5.000%, 12/01/2024 (Insured by BAM)	175,000	211,507	0.3%
St. Clair County IL Community
Consolidated School District
0.000%, 12/01/2020	500,000	466,120	0.6%
State of Illinois
5.000%, 06/01/2019	400,000	434,024	0.6%
5.000%, 01/01/2022 (Callable 01/01/2020)	215,000	232,165	0.3%
5.000%, 01/01/2025 (Callable 08/01/2016)	225,000	225,907	0.3%
Town of Cicero IL
5.000%, 01/01/2019 (Insured by AGM)	400,000	432,712	0.6%
Village of Franklin Park IL
5.000%, 04/01/2023 (Insured by BAM)	400,000	467,024	0.7%
Other Illinois#		4,425,337	6.2%
Total Illinois
(Cost $9,300,966)		9,518,445	13.3%
Indiana
Total Indiana
(Cost $646,582)#		654,917	0.9%
Iowa
Total Iowa
(Cost $100,406)#		100,481	0.1%
Kansas
Total Kansas
(Cost $113,744)#		114,357	0.2%
Kentucky
Paducah Electric Plant Board
5.000%, 10/01/2026 (Insured by AGM)	450,000	560,237	0.8%
Other Kentucky#		89,158	0.1%
Total Kentucky
(Cost $634,645)		649,395	0.9%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Louisiana
Total Louisiana
(Cost $51,914)#		$52,073	0.1%
Maine
Maine State Housing Authority
3.500%, 11/15/2045 (Callable 05/15/2025)	$300,000	322,659	0.4%
4.000%, 11/15/2045 (Callable 11/15/2025)	450,000	494,793	0.7%
Total Maine
(Cost $811,293)		817,452	1.1%
Maryland
Total Maryland
(Cost $25,064)#		25,075	0.0%
Massachusetts
Total Massachusetts
(Cost $500,048)#		500,589	0.7%
Michigan
Total Michigan
(Cost $1,651,094)#		1,705,712	2.4%
Minnesota
Total Minnesota
(Cost $160,196)#		171,905	0.2%
Mississippi
Mississippi Development Bank
5.500%, 10/01/2019	550,000	608,190	0.8%
Other Mississippi#		133,833	0.2%
Total Mississippi
(Cost $724,203)		742,023	1.0%
Missouri
Total Missouri
(Cost $570,018)#		590,873	0.8%
Montana
Montana Board of Housing
3.600%, 12/01/2030 (Callable 06/01/2022)	510,000	531,624	0.7%
Total Montana
(Cost $527,278)		531,624	0.7%
Nebraska
Total Nebraska
(Cost $164,658)#		165,475	0.2%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Nevada
Las Vegas Valley Water District
0.590%, 06/01/2036 (Callable 07/18/2016)(1)	$500,000	$500,000	0.7%
Other Nevada#		406,954	0.6%
Total Nevada
(Cost $906,627)		906,954	1.3%
New Jersey
New Jersey State Turnpike Authority
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	608,465	0.8%
Other New Jersey#		2,843,857	4.0%
Total New Jersey
(Cost $3,319,684)		3,452,322	4.8%
New York
Metropolitan Transportation Authority
0.891%, 11/01/2022
(Callable 07/07/2016) (Insured by AGM)(1)(2)	475,000	459,365	0.6%
New York City Municipal Water Finance Authority
0.500%, 06/15/2032
(Optional Put Date 07/01/2016) (Callable 07/15/2016)(1)	600,000	600,000	0.8%
New York City Transitional Finance
Authority Future Tax Secured Revenue
0.600%, 11/01/2022 (Optional Put Date 07/01/2016)(1)	500,000	500,000	0.7%
State of New York Mortgage Agency
4.000%, 10/01/2046 (Callable 04/01/2025)	500,000	550,915	0.8%
Other New York#		980,593	1.4%
Total New York
(Cost $3,067,144)		3,090,873	4.3%
North Carolina
Total North Carolina
(Cost $532,616)#		538,517	0.8%
North Dakota
Jamestown Park District/ND
2.900%, 07/01/2035 (Callable 01/01/2017)	500,000	500,765	0.7%
Other North Dakota#		885,415	1.2%
Total North Dakota
(Cost $1,384,932)		1,386,180	1.9%
Ohio
City of Cleveland OH
5.000%, 10/01/2023	430,000	530,835	0.7%
Other Ohio#		2,817,529	4.0%
Total Ohio
(Cost $3,251,151)		3,348,364	4.7%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Oklahoma
Total Oklahoma
(Cost $356,884)#		$375,803	0.5%
Pennsylvania
Pennsylvania Housing Finance Agency
3.500%, 10/01/2046 (Callable 10/01/2025)(3)	$550,000	590,222	0.8%
Pennsylvania Turnpike Commission:
5.000%, 12/01/2023 (Pre-refunded to 12/01/2019)	200,000	228,286	0.3%
0.000%, 12/01/2028	100,000	113,019	0.1%
0.000%, 12/01/2030 (Callable 12/01/2027)	205,000	261,857	0.4%
0.000%, 12/01/2030 (Callable 12/01/2027)	205,000	259,435	0.4%
Other Pennsylvania#		1,171,017	1.7%
Total Pennsylvania
(Cost $2,571,986)		2,623,836	3.7%
Puerto Rico
Puerto Rico Public Finance Corp.
5.500%, 08/01/2027 (ETM) (Insured by AMBAC)	500,000	668,290	0.9%
Other Puerto Rico#		502,047	0.7%
Total Puerto Rico
(Cost $1,143,693)		1,170,337	1.6%
Rhode Island
Total Rhode Island
(Cost $336,259)#		339,817	0.5%
South Carolina
Scago Educational Facilities Corp. for Union School District
5.000%, 12/01/2023 (Insured by BAM)	500,000	608,100	0.9%
Other South Carolina#		866,030	1.2%
Total South Carolina
(Cost $1,396,558)		1,474,130	2.1%
South Dakota
South Dakota Housing Development Authority
3.500%, 11/01/2046 (Callable 11/01/2025)	500,000	541,795	0.8%
Other South Dakota#		372,603	0.5%
Total South Dakota
(Cost $898,844)		914,398	1.3%
Tennessee
Total Tennessee
(Cost $545,234)#		562,102	0.8%
Texas
Allen Independent School District
5.000%, 02/15/2023 (PSF Guaranteed)	350,000	432,747	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Mesquite Independent School District
5.000%, 08/15/2029
(Callable 08/15/2025) (PSF Guaranteed)	$500,000	$637,710	0.9%
Washington County Junior College District
5.000%, 10/01/2028
(Callable 04/01/2026) (Insured by BAM)	500,000	625,060	0.9%
Other Texas#		5,487,187	7.7%
Total Texas
(Cost $6,904,624)		7,182,704	10.1%
Utah
Utah Charter School Finance Authority
5.000%, 10/15/2035 (Callable 10/15/2025)	400,000	472,864	0.7%
Utah Housing Corp.
4.000%, 01/01/2045 (Callable 01/01/2026)	500,000	541,535	0.7%
Other Utah#		188,989	0.3%
Total Utah
(Cost $1,172,723)		1,203,388	1.7%
Virgin Islands
Virgin Islands Public Finance Authority
5.000%, 10/01/2017	20,000	20,859	0.0%
5.000%, 09/01/2020	400,000	452,388	0.7%
Total Virgin Islands
(Cost $467,505)		473,247	0.7%
Virginia
Fredericksburg Economic Development Authority
2.310%, 08/01/2038 (Callable 08/01/2016)
(Mandatory Tender Date 02/01/2017)(1)	430,000	430,030	0.6%
Other Virginia#		250,000	0.4%
Total Virginia
(Cost $680,181)		680,030	1.0%
Washington
City of Tacoma WA Solid Waste Utility Revenue
5.000%, 12/01/2027 (Callable 06/01/2026)(3)	400,000	497,240	0.7%
Other Washington#		249,987	0.3%
Total Washington
(Cost $735,520)		747,227	1.0%
Wisconsin
State of Wisconsin
5.000%, 05/01/2029 (Callable 05/01/2024)	350,000	438,592	0.6%
Wisconsin Center District
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	453,666	0.6%

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Long-Term Investments (cont.)

	Principal		% of
	Amount	Value	Net Assets
Wisconsin Health & Educational Facilities Authority:
5.000%, 09/01/2018 (Callable 09/01/2017)	$175,000	$182,485	0.3%
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	58,919	0.1%
5.000%, 12/15/2030 (Callable 12/15/2024)	350,000	427,231	0.6%
5.000%, 09/15/2037 (Callable 09/15/2022)	250,000	279,097	0.4%
Total Wisconsin
(Cost $1,738,775)		1,839,990	2.6%
Total Long-Term Investments
(Cost $67,727,853)		69,690,405	97.6%
Short-Term Investment
	Shares
Money Market Mutual Fund
Goldman Sachs Financial Square Funds,
Institutional Class, 0.25%«	1,913,669	1,913,669	2.7%
Total Short-Term Investment
(Cost $1,913,669)		1,913,669	2.7%
Total Investments
(Cost $69,641,522)		71,604,074	100.3%
Liabilities in Excess of Other Assets		(177,508)	(0.3)%
TOTAL NET ASSETS		$71,426,566	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corp.
BAM – Build America Mutual Assurance Co.
ETM – Escrowed to Maturity
PSF – Texas Permanent School Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
«	7-Day Yield

The accompanying notes are an integral part of these financial statements.

Baird Core Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Municipal Bonds
Municipal Bonds	$—	$69,690,405	$—	$69,690,405
Total Municipal Bonds	—	69,690,405	—	69,690,405
Short-Term Investment
Money Market Mutual Fund	1,913,669	—	—	1,913,669
Total Short-Term Investment	1,913,669	—	—	1,913,669
Total Investments	$1,913,669	$69,690,405	$—	$71,604,074

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2016 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2016 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/16	6/30/16	Period(1)	6/30/16	Period(1)
Baird Ultra Short
Bond Fund
Institutional Class	0.15%	$1,000.00	$1,009.20	$0.75	$1,024.12	$0.75
Investor Class	0.40%	$1,000.00	$1,008.00	$2.00	$1,022.87	$2.01

Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,023.30	$1.51	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,022.20	$2.77	$1,022.13	$2.77

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,045.10	$1.53	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,042.90	$2.79	$1,022.13	$2.77

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,056.60	$1.53	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,056.40	$2.81	$1,022.13	$2.77

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,061.10	$1.54	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,060.20	$2.82	$1,022.13	$2.77

Baird Short-Term
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,017.60	$1.50	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,015.60	$2.76	$1,022.13	$2.77

Baird Quality Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,025.40	$1.51	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,024.50	$2.77	$1,022.13	$2.77

Baird Core Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$1,040.50	$1.52	$1,023.37	$1.51
Investor Class	0.55%	$1,000.00	$1,039.30	$2.79	$1,022.13	$2.77

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, 182 days and divided by 366 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $228,160,144, $3,591,642,379
and $2,109,022,616, respectively)*	$228,026,904	$3,617,834,484	$2,160,558,343
Interest receivable	1,092,350	21,959,382	14,065,218
Receivable for investments sold	—	—	31
Receivable for Fund shares sold	316,006	27,774,180	2,200,996
Uninvested cash	1	—	—
Receivable for Securities Lending	78	14,834	17,573
Other assets	—	—	12,412
Total assets	229,435,339	3,667,582,880	2,176,854,573
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	—	39,767,555	54,964,493
Payable for securities purchased	1,234,949	34,806,157	33,454,641
Payable for Fund shares repurchased	2,000	22,155,180	1,383,097
Payable to Advisor and Distributor, net	28,805	921,039	553,478
Other liabilities	210	80,953	126,504
Total liabilities	1,265,964	97,730,884	90,482,213
NET ASSETS	$228,169,375	$3,569,851,996	$2,086,372,360
NET ASSETS CONSIST OF:
Capital stock	$228,412,253	$3,542,817,784	$2,029,913,755
Accumulated undistributed
net investment income	81,631	913,667	823,439
Accumulated net realized
gain (loss) on investments sold	(191,269)	(71,560)	4,099,439
Net unrealized appreciation/depreciation
on investments	(133,240)	26,192,105	51,535,727
NET ASSETS	$228,169,375	$3,569,851,996	$2,086,372,360
INSTITUTIONAL CLASS SHARES
Net Assets	$226,114,234	$3,501,027,739	$1,981,179,094
Shares outstanding ($0.01 par value,
unlimited shares authorized)	22,562,475	359,112,479	175,338,962
Net asset value, offering and
redemption price per share	$10.02	$9.75	$11.30
INVESTOR CLASS SHARES
Net Assets	$2,055,141	$68,824,257	$105,193,266
Shares outstanding ($0.01 par value,
unlimited shares authorized)	205,071	7,060,477	8,934,225
Net asset value, offering and
redemption price per share	$10.02	$9.75	$11.77

*	Includes securities out on loan to brokers with a market value of $0, $38,960,156 and $53,842,395, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $8,747,235,751
and $11,443,092,826, respectively)*	$8,985,236,302	$11,696,556,852
Interest receivable	53,646,507	78,884,810
Receivable for investments sold	17,122,074	32,851,379
Receivable for Fund shares sold	18,462,265	50,156,690
Uninvested cash	354,874	436,340
Receivable for securities lending	25,145	80,091
Total assets	9,074,847,167	11,858,966,162
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	164,963,964	276,410,416
Payable for securities purchased	163,313,755	345,167,949
Payable for Fund shares repurchased	7,541,217	10,310,103
Payable to Advisor and Distributor, net	2,361,767	3,719,597
Other liabilities	260	—
Total liabilities	338,180,963	635,608,065
NET ASSETS	$8,736,666,204	$11,223,358,097
NET ASSETS CONSIST OF:
Capital stock	$8,473,320,854	$10,939,246,021
Accumulated undistributed net investment
income (distributions in excess of)	(2,014,099)	677,585
Accumulated net realized
gain on investments sold	27,358,898	29,970,465
Net unrealized appreciation
on investments	238,000,551	253,464,026
NET ASSETS	$8,736,666,204	$11,223,358,097
INSTITUTIONAL CLASS SHARES
Net Assets	$8,152,081,742	$8,769,894,445
Shares outstanding ($0.01 par value,
unlimited shares authorized)	735,596,122	772,123,220
Net asset value, offering and
redemption price per share	$11.08	$11.36
INVESTOR CLASS SHARES
Net Assets	$584,584,462	$2,453,463,652
Shares outstanding ($0.01 par value,
unlimited shares authorized)	51,113,061	207,966,428
Net asset value, offering and
redemption price per share	$11.44	$11.80

*	Includes securities out on loan to brokers with a market value of $161,602,769 and $271,561,442, respectively.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $25,635,669,
$1,177,318,817 and $69,641,522, respectively)	$25,840,962	$1,235,867,554	$71,604,074
Interest receivable	187,558	14,055,028	624,387
Receivable for investments sold	—	408,928	1,156,780
Receivable for Fund shares sold	50,000	1,941,745	1,011,500
Total assets	26,078,520	1,252,273,255	74,396,741
LIABILITIES:
Payable for securities purchased	1,035,903	13,538,748	2,930,536
Payable for Fund shares repurchased	—	897,354	22,285
Payable to Advisor and Distributor, net	5,974	401,913	17,351
Accrued expenses and other liabilities	—	22	3
Total liabilities	1,041,877	14,838,037	2,970,175
NET ASSETS	$25,036,643	$1,237,435,218	$71,426,566
NET ASSETS CONSIST OF:
Capital stock	$24,801,621	$1,180,289,193	$68,965,552
Accumulated undistributed
net investment income	7,912	444,949	20,189
Accumulated net realized
gain (loss) on investments sold	21,817	(1,847,661)	478,273
Net unrealized appreciation on investments	205,293	58,548,737	1,962,552
NET ASSETS	$25,036,643	$1,237,435,218	$71,426,566
INSTITUTIONAL CLASS SHARES
Net Assets	$24,451,271	$1,077,367,841	$70,807,546
Shares outstanding ($0.01 par value,
unlimited shares authorized)	2,408,975	90,549,175	6,776,912
Net asset value, offering and
redemption price per share	$10.15	$11.90	$10.45
INVESTOR CLASS SHARES
Net Assets	$585,372	$160,067,377	$619,020
Shares outstanding ($0.01 par value,
unlimited shares authorized)	57,720	13,152,865	59,261
Net asset value, offering and
redemption price per share	$10.14	$12.17	$10.45

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2016 (Unaudited)

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$1,171,546	$30,904,580	$24,890,299
Income from securities lending (Note 6)	1,095	114,782	102,047
Other income	593	7,330	26,015
Total investment income	1,173,234	31,026,692	25,018,361
EXPENSES:
Investment advisory fees	239,357	4,137,156	2,455,339
Administration fees	47,871	827,431	491,068
Interest expense (Note 7)	144	—	—
Distribution expense –
Investor Class Shares (Note 8)	1,662	63,509	130,264
Total expenses	289,034	5,028,096	3,076,671
Fee waiver by Advisor (Note 5)	(143,451)	—	—
Net expenses	145,583	5,028,096	3,076,671
NET INVESTMENT INCOME	1,027,651	25,998,596	21,941,690

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(96,086)	2,981,279	4,799,998
Change in unrealized
appreciation on investments	843,084	48,911,609	60,172,731
Net realized and unrealized
gain on investments	746,998	51,892,888	64,972,729
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$1,774,649	$77,891,484	$86,914,419

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2016 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$101,011,845	$152,053,269
Income from securities lending (Note 6)	207,702	480,522
Other income	23,471	13,277
Total investment income	101,243,018	152,547,068
EXPENSES:
Investment advisory fees	9,585,190	12,687,715
Administration fees	1,917,038	2,537,543
Distribution expense –
Investor Class Shares (Note 8)	608,476	2,852,377
Total expenses	12,110,704	18,077,635
NET INVESTMENT INCOME	89,132,314	134,469,433

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on investments	29,496,801	33,801,350
Change in unrealized
appreciation on investments	312,331,153	437,783,471
Net realized and unrealized
gain on investments	341,827,954	471,584,821
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$430,960,268	$606,054,254

The accompanying notes are an integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2016 (Unaudited)

		Baird	Baird
	Baird	Quality	Core
	Short-Term	Intermediate	Intermediate
	Municipal	Municipal	Municipal
	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income, net of paydowns	$156,315	$16,026,244	$633,511
Other income	522	—	6,927
Total investment income	156,837	16,026,244	640,438
EXPENSES:
Investment advisory fees	23,065	1,484,354	75,058
Administration fees	4,613	296,871	15,011
Distribution expense –
Investor Class Shares (Note 8)	364	198,482	498
Total expenses	28,042	1,979,707	90,567
NET INVESTMENT INCOME	128,795	14,046,537	549,871

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	11,058	(581,895)	374,518
Change in unrealized
appreciation on investments	168,209	16,549,464	1,487,766
Net realized and unrealized
gain on investments	179,267	15,967,569	1,862,284
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$308,062	$30,014,106	$2,412,155

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Ultra Short Bond Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$1,027,651	$1,199,495
Net realized gain (loss) on investments	(96,086)	20,975
Change in unrealized
appreciation/depreciation on investments	843,084	(791,398)
Net increase in net assets resulting from operations	1,774,649	429,072

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	167,455,755	184,101,859
Shares issued to holders in
reinvestment of distributions	923,092	1,160,831
Cost of shares redeemed	(131,544,150)	(79,248,259)
Net increase in net assets resulting
from capital share transactions	36,834,697	106,014,431

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(958,158)	(1,283,032)
Total Distributions	(958,158)	(1,283,032)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(5,241)	(5,607)
Total Distributions	(5,241)	(5,607)

TOTAL INCREASE IN NET ASSETS	37,645,947	105,154,864

NET ASSETS:
Beginning of period	190,523,428	85,368,564
End of period (including accumulated
undistributed net investment income
of $81,631 and $17,379, respectively)	$228,169,375	$190,523,428

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$25,998,596	$37,079,091
Net realized gain on investments	2,981,279	4,894,794
Change in unrealized
appreciation/depreciation on investments	48,911,609	(17,981,848)
Net increase in net assets resulting from operations	77,891,484	23,992,037

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,065,157,501	1,344,761,825
Shares issued to holders in
reinvestment of distributions	22,090,453	39,526,909
Cost of shares redeemed	(586,609,423)	(1,022,131,532)
Net increase in net assets resulting
from capital share transactions	500,638,531	362,157,202

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(24,947,578)	(44,451,797)
From net realized gains	—	(1,279,663)
Total Distributions	(24,947,578)	(45,731,460)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(339,596)	(499,196)
From net realized gains	—	(17,313)
Total Distributions	(339,596)	(516,509)

TOTAL INCREASE IN NET ASSETS	553,242,841	339,901,270

NET ASSETS:
Beginning of period	3,016,609,155	2,676,707,885
End of period (including accumulated
undistributed net investment income
of $913,667 and $202,243, respectively)	$3,569,851,996	$3,016,609,155

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$21,941,690	$37,098,867
Net realized gain on investments	4,799,998	6,368,705
Change in unrealized
appreciation/depreciation on investments	60,172,731	(29,926,270)
Net increase in net assets resulting from operations	86,914,419	13,541,302

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	284,747,527	579,672,473
Shares issued to holders in
reinvestment of distributions	18,268,351	38,528,099
Cost of shares redeemed	(172,612,394)	(280,699,940)
Net increase in net assets resulting
from capital share transactions	130,403,484	337,500,632

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(20,316,363)	(36,711,858)
From net realized gains	—	(5,444,825)
Total Distributions	(20,316,363)	(42,156,683)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(956,947)	(2,032,634)
From net realized gains	—	(303,761)
Total Distributions	(956,947)	(2,336,395)

TOTAL INCREASE IN NET ASSETS	196,044,593	306,548,856

NET ASSETS:
Beginning of period	1,890,327,767	1,583,778,911
End of period (including accumulated
undistributed net investment income
of $823,439 and $155,059, respectively)	$2,086,372,360	$1,890,327,767

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$89,132,314	$121,685,194
Net realized gain on investments	29,496,801	21,969,042
Change in unrealized
appreciation/depreciation on investments	312,331,153	(152,187,244)
Net increase (decrease) in net assets
resulting from operations	430,960,268	(8,533,008)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,291,371,959	4,245,682,244
Shares issued to holders in
reinvestment of distributions	76,853,138	111,982,131
Cost of shares redeemed	(719,229,070)	(1,155,475,332)
Net increase in net assets resulting
from capital share transactions	1,648,996,027	3,202,189,043

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(86,225,609)	(125,932,125)
Total Distributions	(86,225,609)	(125,932,125)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(5,127,302)	(9,901,008)
Total Distributions	(5,127,302)	(9,901,008)

TOTAL INCREASE IN NET ASSETS	1,988,603,384	3,057,822,902

NET ASSETS:
Beginning of period	6,748,062,820	3,690,239,918
End of period (including distributions in excess
of net investment income and accumulated
undistributed net investment income
of $(2,014,099) and $206,498, respectively)	$8,736,666,204	$6,748,062,820

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$134,469,433	$208,299,299
Net realized gain on investments	33,801,350	33,091,952
Change in unrealized
appreciation/depreciation on investments	437,783,471	(263,684,236)
Net increase (decrease) in net assets
resulting from operations	606,054,254	(22,292,985)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,205,638,699	4,831,257,948
Shares issued to holders in
reinvestment of distributions	125,528,307	220,307,283
Cost of shares redeemed	(963,004,756)	(2,128,911,254)
Net increase in net assets resulting
from capital share transactions	1,368,162,250	2,922,653,977

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(107,255,852)	(177,376,139)
Total Distributions	(107,255,852)	(177,376,139)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(26,932,051)	(56,262,268)
Total Distributions	(26,932,051)	(56,262,268)

TOTAL INCREASE IN NET ASSETS	1,840,028,601	2,666,722,585

NET ASSETS:
Beginning of period	9,383,329,496	6,716,606,911
End of period (including accumulated
undistributed net investment income
of $677,585 and $396,055, respectively)	$11,223,358,097	$9,383,329,496

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Municipal Bond Fund

	Six Months Ended	August 31, 2015^
	June 30, 2016	through
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$128,795	$45,049
Net realized gain on investments	11,058	13,112
Change in unrealized
appreciation on investments	168,209	37,084
Net increase in net assets
resulting from operations	308,062	95,245

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,710,174	12,347,906
Shares issued to holders in
reinvestment of distributions	92,030	32,065
Cost of shares redeemed	(2,350,749)	(13,607)
Net increase in net assets resulting
from capital share transactions	12,451,455	12,366,364

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(127,567)	(44,658)
From net realized gains	—	(10,100)
Total Distributions	(127,567)	(54,758)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,921)	(190)
From net realized gains	—	(47)
Total Distributions	(1,921)	(237)

TOTAL INCREASE IN NET ASSETS	12,630,029	12,406,614

NET ASSETS:
Beginning of period	12,406,614	—
End of period (including accumulated
undistributed net investment income
of $7,912 and $8,605, respectively)	$25,036,643	$12,406,614

^	Inception was the close of business on August 31, 2015.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Quality Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$14,046,537	$27,130,248
Net realized loss on investments	(581,895)	(364,295)
Change in unrealized
appreciation/depreciation on investments	16,549,464	(2,897,788)
Net increase in net assets
resulting from operations	30,014,106	23,868,165

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	199,333,231	350,569,939
Shares issued to holders in
reinvestment of distributions	12,153,368	23,964,903
Cost of shares redeemed	(139,225,221)	(328,099,203)
Net increase in net assets resulting
from capital share transactions	72,261,378	46,435,639

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(12,011,379)	(23,455,666)
Total Distributions	(12,011,379)	(23,455,666)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,612,391)	(3,677,285)
Total Distributions	(1,612,391)	(3,677,285)

TOTAL INCREASE IN NET ASSETS	88,651,714	43,170,853

NET ASSETS:
Beginning of period	1,148,783,504	1,105,612,651
End of period (including accumulated
undistributed net investment income
of $444,949 and $22,182, respectively)	$1,237,435,218	$1,148,783,504

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Intermediate Municipal Bond Fund

	Six Months Ended	August 31, 2015^
	June 30, 2016	through
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$549,871	$259,616
Net realized gain on investments	374,518	153,970
Change in unrealized
appreciation on investments	1,487,766	474,786
Net increase in net assets
resulting from operations	2,412,155	888,372

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	21,996,544	52,495,493
Shares issued to holders in
reinvestment of distributions	194,499	126,064
Cost of shares redeemed	(3,709,359)	(2,137,689)
Net increase in net assets resulting
from capital share transactions	18,481,684	50,483,868

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(526,497)	(262,655)
From net realized gains	—	(46,564)
Total Distributions	(526,497)	(309,219)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(3,185)	(450)
From net realized gains	—	(162)
Total Distributions	(3,185)	(612)

TOTAL INCREASE IN NET ASSETS	20,364,157	51,062,409

NET ASSETS:
Beginning of period	51,062,409	—
End of period (including accumulated
undistributed net investment income
of $20,189 and $0, respectively)	$71,426,566	$51,062,409

^	Inception was the close of business on August 31, 2015.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Institutional Class

	Six Months
	Ended		Year Ended
	June 30, 2016		December 31,
	(Unaudited)		2015	2014^
Per Share Data:
Net asset value, beginning of period	$9.98		$10.03	$10.00
Income from investment operations:
Net investment income	0.05	(1)	0.08 (1)	0.09
Net realized and unrealized
gains (losses) on investments	0.04		(0.05)	0.03 (2)
Total from investment operations	0.09		0.03	0.12
Less distributions:
Distributions from net investment income	(0.05)		(0.08)	(0.09)
Total distributions	(0.05)		(0.08)	(0.09)
Net asset value, end of period	$10.02		$9.98	$10.03
Total return	0.92	%(3)	0.30%	1.21%
Supplemental data and ratios:
Net assets, end of period (millions)	$226.1		$189.3	$84.5
Ratio of expenses to average net assets	0.15	%(4)	0.15%	0.15%
Ratio of expenses to
average net assets (before waivers)	0.30	%(4)	0.30%	0.30%
Ratio of net investment income
to average net assets	1.07	%(4)	0.78%	0.93%
Ratio of net investment income
to average net assets (before waivers)	0.92	%(4)	0.63%	0.78%
Portfolio turnover rate(5)	63.50	%(3)	65.5%	57.6%

^	Inception was the close of business on December 31, 2013.
(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Ultra Short Bond Fund – Investor Class

	Six Months
	Ended		Year Ended
	June 30, 2016		December 31,
	(Unaudited)		2015	2014^
Per Share Data:
Net asset value, beginning of period	$9.98		$10.02	$10.00
Income from investment operations:
Net investment income	0.04	(1)	0.05 (1)	0.07
Net realized and unrealized
gains (losses) on investments	0.04		(0.03)	0.02 (2)
Total from investment operations	0.08		0.02	0.09
Less distributions:
Distributions from net investment income	(0.04)		(0.06)	(0.07)
Total distributions	(0.04)		(0.06)	(0.07)
Net asset value, end of period	$10.02		$9.98	$10.02
Total return	0.80	%(3)	0.16%	0.88%
Supplemental data and ratios:
Net assets, end of period (millions)	$2.1		$1.2	$0.9
Ratio of expenses to average net assets	0.40	%(4)	0.40%	0.40%
Ratio of expenses to
average net assets (before waivers)	0.55	%(4)	0.55%	0.55%
Ratio of net investment income
to average net assets	0.82	%(4)	0.53%	0.68%
Ratio of net investment income
to average net assets (before waivers)	0.67	%(4)	0.38%	0.53%
Portfolio turnover rate(5)	63.50	%(3)	65.5%	57.6%

^	Inception was the close of business on December 31, 2013.
(1)	Calculated using average shares outstanding during the period.
(2)	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the statement of operations.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015		2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$9.60		$9.67		$9.69	$9.75	$9.59	$9.68
Income from
investment operations:
Net investment income	0.08	(1)	0.13	(1)	0.16	0.17 (1)	0.22	0.23
Net realized and unrealized
gains (losses) on investments	0.14		(0.05)		(0.01)	(0.04)	0.17	(0.03)
Total from
investment operations	0.22		0.08		0.15	0.13	0.39	0.20
Less distributions:
Distributions from net
investment income	(0.07)		(0.15)		(0.16)	(0.17)	(0.22)	(0.23)
Distributions from
net realized gains	—		(0.00	)(2)	(0.01)	(0.02)	(0.01)	(0.06)
Total distributions	(0.07)		(0.15)		(0.17)	(0.19)	(0.23)	(0.29)
Net asset value, end of period	$9.75		$9.60		$9.67	$9.69	$9.75	$9.59
Total return	2.33	%(3)	0.89%		1.49%	1.33%	4.16%	2.08%
Supplemental data and ratios:
Net assets,
end of period (millions)	$3,501.0		$2,976.0		$2,640.9	$1,985.0	$1,295.7	$1,017.2
Ratio of expenses
to average net assets	0.30	%(4)	0.30%		0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	1.57	%(4)	1.30%		1.56%	1.71%	2.23%	2.40%
Portfolio turnover rate(5)	20.0	%(3)	37.8%		51.2%	45.1%	40.1%	61.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

							September 19,
	Six Months						2012^
	Ended						through
	June 30, 2016		Year Ended December 31,				December 31,
	(Unaudited)		2015		2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$9.60		$9.67		$9.69	$9.75	$9.77
Income from investment operations:
Net investment income	0.06	(1)	0.10	(1)	0.14	0.15 (1)	0.06
Net realized and unrealized
gains (losses) on investments	0.15		(0.04)		(0.02)	(0.04)	0.00	(2)
Total from investment operations	0.21		0.06		0.12	0.11	0.06
Less distributions:
Distributions from
net investment income	(0.06)		(0.13)		(0.13)	(0.15)	(0.07)
Distributions from net realized gains	—		(0.00	)(2)	(0.01)	(0.02)	(0.01)
Total distributions	(0.06)		(0.13)		(0.14)	(0.17)	(0.08)
Net asset value, end of period	$9.75		$9.60		$9.67	$9.69	$9.75
Total return	2.22	%(3)	0.64%		1.25%	1.11%	0.68	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$68.8		$40.6		$35.8	$2.5	$1.5
Ratio of expenses to average net assets	0.55	%(4)	0.55%		0.55%	0.55%	0.55	%(4)
Ratio of net investment income
to average net assets	1.33	%(4)	1.05%		1.31%	1.46%	1.98	%(4)
Portfolio turnover rate(5)	20.0	%(3)	37.8%		51.2%	45.1%	40.1	%(3)

^	Inception date.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$10.93		$11.10	$11.00	$11.31	$11.06	$10.87
Income from
investment operations:
Net investment income	0.12	(1)	0.24 (1)	0.26 (1)	0.27	0.33 (1)	0.39
Net realized and unrealized
gains (losses) on investments	0.37		(0.13)	0.13	(0.29)	0.38	0.27
Total from
investment operations	0.49		0.11	0.39	(0.02)	0.71	0.66
Less distributions:
Distributions from
net investment income	(0.12)		(0.25)	(0.27)	(0.27)	(0.33)	(0.39)
Distributions from
net realized gains	—		(0.03)	(0.02)	(0.02)	(0.13)	(0.08)
Total distributions	(0.12)		(0.28)	(0.29)	(0.29)	(0.46)	(0.47)
Net asset value, end of period	$11.30		$10.93	$11.10	$11.00	$11.31	$11.06
Total return	4.51	%(2)	0.99%	3.50%	(0.17)%	6.52%	6.14%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,981.2		$1,787.0	$1,468.2	$1,113.7	$867.5	$703.2
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.25	%(3)	2.14%	2.37%	2.45%	2.95%	3.49%
Portfolio turnover rate(4)	14.8	%(2)	39.0%	29.2%	45.1%	45.1%	24.1%
(1)	Calculated using average shares outstanding during the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$11.39		$11.56	$11.43	$11.74	$11.47	$11.26
Income from
investment operations:
Net investment income	0.12	(1)	0.22 (1)	0.25 (1)	0.25	0.32 (1)	0.37
Net realized and unrealized
gains (losses) on investments	0.37		(0.14)	0.14	(0.29)	0.39	0.28
Total from
investment operations	0.49		0.08	0.39	(0.04)	0.71	0.65
Less distributions:
Distributions from
net investment income	(0.11)		(0.22)	(0.24)	(0.25)	(0.31)	(0.36)
Distributions from
net realized gains	—		(0.03)	(0.02)	(0.02)	(0.13)	(0.08)
Total distributions	(0.11)		(0.25)	(0.26)	(0.27)	(0.44)	(0.44)
Net asset value, end of period	$11.77		$11.39	$11.56	$11.43	$11.74	$11.47
Total return	4.29	%(2)	0.79%	3.29%	(0.41)%	6.20%	5.84%
Supplemental data and ratios:
Net assets,
end of period (millions)	$105.2		$103.4	$115.6	$42.1	$26.7	$14.7
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.00	%(3)	1.89%	2.12%	2.20%	2.70%	3.24%
Portfolio turnover rate(4)	14.8	%(2)	39.0%	29.2%	45.1%	45.1%	24.1%

(1)	Calculated using average shares outstanding during the period.
(2)	Not Annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$10.61		$10.81	$10.41	$10.89	$10.65	$10.52
Income from
investment operations:
Net investment income	0.13	(1)	0.24 (1)	0.30 (2)	0.32 (1)	0.38 (1)	0.44 (1)
Net realized and unrealized
gains (losses) on investments	0.47		(0.18)	0.41	(0.45)	0.45	0.36
Total from
investment operations	0.60		0.06	0.71	(0.13)	0.83	0.80
Less distributions:
Distributions from
net investment income	(0.13)		(0.26)	(0.31)	(0.35)	(0.43)	(0.46)
Distributions from
net realized gains	—		—	—	—	(0.16)	(0.21)
Total distributions	(0.13)		(0.26)	(0.31)	(0.35)	(0.59)	(0.67)
Net asset value, end of period	$11.08		$10.61	$10.81	$10.41	$10.89	$10.65
Total return	5.66	%(3)	0.55%	6.89%	(1.25)%	7.92%	7.85%
Supplemental data and ratios:
Net assets,
end of period (millions)	$8,152.1		$6,318.4	$3,448.6	$1,665.0	$1,495.4	$1,480.3
Ratio of expenses
to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.34	%(4)	2.24%	2.81%	3.01%	3.51%	4.10%
Portfolio turnover rate(5)	20.7	%(3)	39.6%	32.1%	28.4%	64.4%	45.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income (loss) per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$10.94		$11.15	$10.72	$11.21	$10.94	$10.80
Income from
investment operations:
Net investment income	0.12	(1)	0.22 (1)	0.28 (2)	0.29 (1)	0.37 (1)	0.42 (1)
Net realized and unrealized
gains (losses) on investments	0.49		(0.20)	0.43	(0.46)	0.46	0.37
Total from
investment operations	0.61		0.02	0.71	(0.17)	0.83	0.79
Less distributions:
Distributions from
net investment income	(0.11)		(0.23)	(0.28)	(0.32)	(0.40)	(0.44)
Distributions from
net realized gains	—		—	—	—	(0.16)	(0.21)
Total distributions	(0.11)		(0.23)	(0.28)	(0.32)	(0.56)	(0.65)
Net asset value, end of period	$11.44		$10.94	$11.15	$10.72	$11.21	$10.94
Total return	5.64	%(3)	0.21%	6.71%	(1.54)%	7.72%	7.46%
Supplemental data and ratios:
Net assets,
end of period (millions)	$584.6		$429.6	$241.7	$141.9	$49.4	$26.1
Ratio of expenses
to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.09	%(4)	1.99%	2.56%	2.76%	3.26%	3.85%
Portfolio turnover rate(5)	20.7	%(3)	39.6%	32.1%	28.4%	64.4%	45.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income (loss) per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$10.85		$11.14	$10.77	$11.27	$10.82	$10.51
Income from
investment operations:
Net investment income	0.15	(1)	0.28 (1)	0.32 (2)	0.31 (2)	0.35 (1)	0.45 (1)
Net realized and unrealized
gains (losses) on investments	0.51		(0.26)	0.38	(0.46)	0.50	0.36
Total from
investment operations	0.66		0.02	0.70	(0.15)	0.85	0.81
Less distributions:
Distributions from
net investment income	(0.15)		(0.31)	(0.33)	(0.34)	(0.38)	(0.46)
Distributions from
net realized gains	—		—	—	(0.01)	(0.02)	(0.04)
Total distributions	(0.15)		(0.31)	(0.33)	(0.35)	(0.40)	(0.50)
Net asset value, end of period	$11.36		$10.85	$11.14	$10.77	$11.27	$10.82
Total return	6.11	%(3)	0.14%	6.59%	(1.32)%	7.95%	7.89%
Supplemental data and ratios:
Net assets,
end of period (millions)	$8,769.9		$7,199.8	$4,520.9	$1,789.7	$1,573.4	$768.9
Ratio of expenses
to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.71	%(4)	2.50%	2.89%	2.83%	3.12%	4.22%
Portfolio turnover rate(5)	20.0	%(3)	34.2%	35.0%	35.5%	36.7%	34.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income (loss) per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$11.26		$11.55	$11.16	$11.67	$11.18	$10.85
Income from
investment operations:
Net investment income	0.14	(1)	0.26 (1)	0.29 (2)	0.29 (2)	0.33 (1)	0.44 (1)
Net realized and unrealized
gains (losses) on investments	0.53		(0.27)	0.40	(0.48)	0.53	0.37
Total from
investment operations	0.67		(0.01)	0.69	(0.19)	0.86	0.81
Less distributions:
Distributions from
net investment income	(0.13)		(0.28)	(0.30)	(0.31)	(0.35)	(0.44)
Distributions from
net realized gains	—		—	—	(0.01)	(0.02)	(0.04)
Total distributions	(0.13)		(0.28)	(0.30)	(0.32)	(0.37)	(0.48)
Net asset value, end of period	$11.80		$11.26	$11.55	$11.16	$11.67	$11.18
Total return	6.02	%(3)	(0.11)%	6.27%	(1.61)%	7.80%	7.57%
Supplemental data and ratios:
Net assets,
end of period (millions)	$2,453.5		$2,183.5	$2,195.7	$1,044.1	$1,036.0	$331.9
Ratio of expenses
to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.46	%(4)	2.25%	2.64%	2.58%	2.87%	3.97%
Portfolio turnover rate(5)	20.0	%(3)	34.2%	35.0%	35.5%	36.7%	34.6%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income (loss) per share is calculated using ending balance prior to consideration of adjustments for permanent book and tax differences.
(3)	Not Annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015^
Per Share Data:
Net asset value, beginning of period	$10.04		$10.00
Income from investment operations:
Net investment income	0.07	(1)	0.05	(1)
Net realized and unrealized gain on investments	0.11		0.04
Total from investment operations	0.18		0.09
Less distributions:
Distributions from net investment income	(0.07)		(0.04)
Distributions from net realized gains	—		(0.01)
Total distributions	(0.07)		(0.05)
Net asset value, end of period	$10.15		$10.04
Total return	1.76	%(2)	0.94	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$24.5		$12.3
Ratio of expenses to average net assets	0.30	%(3)	0.30	%(3)
Ratio of net investment income to average net assets	1.39	%(3)	1.42	%(3)
Portfolio turnover rate(4)	13.5	%(2)	41.4	%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Short-Term Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015^
Per Share Data:
Net asset value, beginning of period	$10.04		$10.00
Income from investment operations:
Net investment income	0.06	(1)	0.04	(1)
Net realized and unrealized gain on investments	0.10		0.05
Total from investment operations	0.16		0.09
Less distributions:
Distributions from net investment income	(0.06)		(0.04)
Distributions from net realized gains	—		(0.01)
Total distributions	(0.06)		(0.05)
Net asset value, end of period	$10.14		$10.04
Total return	1.56	%(2)	0.86	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.6		$0.1
Ratio of expenses to average net assets	0.55	%(3)	0.55	%(3)
Ratio of net investment income to average net assets	1.15	%(3)	1.17	%(3)
Portfolio turnover rate(4)	13.5	%(2)	41.4	%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$11.74		$11.77	$11.55	$12.01	$11.94	$11.31
Income from
investment operations:
Net investment income	0.14	(1)	0.28 (1)	0.30	0.32 (1)	0.30	0.32
Net realized and unrealized
gains (losses) on investments	0.16		(0.03)	0.22	(0.46)	0.07	0.64
Total from
investment operations	0.30		0.25	0.52	(0.14)	0.37	0.96
Less distributions:
Distributions from
net investment income	(0.14)		(0.28)	(0.30)	(0.32)	(0.30)	(0.32)
Distributions from
net realized gains	—		—	—	—	—	(0.01)
Total distributions	(0.14)		(0.28)	(0.30)	(0.32)	(0.30)	(0.33)
Net asset value, end of period	$11.90		$11.74	$11.77	$11.55	$12.01	$11.94
Total return	2.54	%(2)	2.19%	4.54%	(1.19)%	3.12%	8.55%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,077.4		$988.4	$918.9	$801.4	$963.1	$836.1
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.40	%(3)	2.42%	2.56%	2.65%	2.48%	2.74%
Portfolio turnover rate(4)	6.20	%(2)	9.3%	4.7%	9.0%	5.1%	8.0%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Quality Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015	2014	2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$12.00		$12.03	$11.80	$12.26	$12.18	$11.53
Income from
investment operations:
Net investment income	0.13	(1)	0.26 (1)	0.28	0.29 (1)	0.27	0.29
Net realized and unrealized
gains (losses) on investments	0.16		(0.04)	0.22	(0.46)	0.08	0.66
Total from
investment operations	0.29		0.22	0.50	(0.17)	0.35	0.95
Less distributions:
Distributions from
net investment income	(0.12)		(0.25)	(0.27)	(0.29)	(0.27)	(0.29)
Distributions from
net realized gains	—		—	—	—	—	(0.01)
Total distributions	(0.12)		(0.25)	(0.27)	(0.29)	(0.27)	(0.30)
Net asset value, end of period	$12.17		$12.00	$12.03	$11.80	$12.26	$12.18
Total return	2.45	%(2)	1.89%	4.27%	(1.42)%	2.88%	8.30%
Supplemental data and ratios:
Net assets,
end of period (millions)	$160.1		$160.3	$186.7	$205.6	$258.5	$257.9
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.15	%(3)	2.17%	2.31%	2.40%	2.23%	2.49%
Portfolio turnover rate(4)	6.20	%(2)	9.3%	4.7%	9.0%	5.1%	8.0%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Institutional Class

	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015^
Per Share Data:
Net asset value, beginning of period	$10.13		$10.00
Income from investment operations:
Net investment income	0.09	(1)	0.06	(1)
Net realized and unrealized gain on investments	0.32		0.14
Total from investment operations	0.41		0.20
Less distributions:
Distributions from net investment income	(0.09)		(0.06)
Distributions from net realized gains	—		(0.01)
Total distributions	(0.09)		(0.07)
Net asset value, end of period	$10.45		$10.13
Total return	4.05	%(2)	1.98	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$70.8		$50.8
Ratio of expenses to average net assets	0.30	%(3)	0.30	%(3)
Ratio of net investment income to average net assets	1.83	%(3)	1.75	%(3)
Portfolio turnover rate(4)	55.5	%(2)	108.3	%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Core Intermediate Municipal Bond Fund – Investor Class

	Six Months Ended
	June 30, 2016		Period Ended
	(Unaudited)		December 31, 2015^
Per Share Data:
Net asset value, beginning of period	$10.13		$10.00
Income from investment operations:
Net investment income	0.08	(1)	0.05	(1)
Net realized and unrealized gain on investments	0.32		0.14
Total from investment operations	0.40		0.19
Less distributions:
Distributions from net investment income	(0.08)		(0.05)
Distributions from net realized gains	—		(0.01)
Total distributions	(0.08)		(0.06)
Net asset value, end of period	$10.45		$10.13
Total return	3.93	%(2)	1.91	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.6		$0.2
Ratio of expenses to average net assets	0.55	%(3)	0.55	%(3)
Ratio of net investment income to average net assets	1.58	%(3)	1.50	%(3)
Portfolio turnover rate(4)	55.5	%(2)	108.3	%(2)

^	Inception was close of business on August 31, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

1.  Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund (each, a “Fund” and collectively, the “Funds”), eight of the fifteen series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Ultra Short Bond Fund commenced with the sale of both Institutional and Investor Class shares on December 31, 2013.  The Baird Short-Term Bond Fund commenced with the sale of Institutional Class shares on August 31, 2004 while the Investor Class shares commenced on September 19, 2012.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Baird Short-Term Municipal Bond Fund and Core Intermediate Municipal Bond Fund commenced with the sale of both Institutional and Investor Class shares on August 31, 2015.  The Baird Quality Intermediate Municipal Bond Fund commenced with the sale of both Institutional and Investor Class shares on March 30, 2001.  Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee of 0.25%.  See Note 8.

The investment objective of the Baird Ultra Short Bond Fund is to seek current income consistent with preservation of capital.  The Fund’s benchmark index, the Barclays U.S. Short-Term Government/Corporate Index, is an unmanaged, market value weighted index of investment grade, fixed debt including government and corporate securities with maturities less than one year.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays 1-3 Year U.S. Government/Credit Bond Index. The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Intermediate U.S. Government/Credit Bond Index.  The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Aggregate Bond Index.  The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Universal Bond Index. The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

The investment objective of the Baird Short-Term Municipal Bond Fund is to seek current income that is exempt from federal income tax and is consistent with the preservation of capital.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

1.	Organization (cont.)

The primary investment objective of the Baird Quality Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Core Intermediate Municipal Bond Fund is to seek a high level of current income that is exempt from federal income tax and is consistent with preservation of capital.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the Securities and Exchange Commission, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the

Notes to the Financial Statements
June 30, 2016 (Unaudited)

2.	Significant Accounting Policies (cont.)

sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

b)
Unregistered Securities – Five of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $35,577,397 (15.59% of net assets), $749,327,885 (20.99% of net assets), $432,098,134 (20.71% of net assets), $1,416,328,963 (16.21% of net assets), and $1,981,555,664 (17.66% of net assets),  respectively, at June 30, 2016.  Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2016 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and all have been deemed to be liquid.

c)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities of issuers that are organized outside the United States.  The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2015, or for any other tax years which are open for exam. As of June 30, 2016, open tax years include the tax years ended December 31, 2012 through 2015. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

f)
Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

2.	Significant Accounting Policies (cont.)
g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses are netted and recorded as interest income on the Statements of Operations for financial reporting purposes.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
Recent Accounting Pronouncement – In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”.  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management has evaluated this standard and determined it will not affect the Baird Funds.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Ultra Short Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	16,646,748	$166,352,366	Shares sold	110,256	$1,103,389
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	92,204	921,715	dividends	138	1,377
Shares redeemed	(13,138,660)	(131,290,124)	Shares redeemed	(25,418)	(254,026)
Net increase	3,600,292	$35,983,957	Net increase	84,976	$850,740
Shares Outstanding:			Shares Outstanding:
Beginning of period	18,962,183		Beginning of period	120,095
End of period	22,562,475		End of period	205,071

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	18,194,582	$182,496,800	Shares sold	160,110	$1,605,059
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	115,607	1,158,204	dividends	262	2,627
Shares redeemed	(7,772,290)	(77,953,294)	Shares redeemed	(129,177)	(1,294,965)
Net increase	10,537,899	$105,701,710	Net increase	31,195	$312,721
Shares Outstanding:			Shares Outstanding:
Beginning of year	8,424,284		Beginning of year	88,900
End of year	18,962,183		End of year	120,095

Baird Short-Term Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	106,230,872	$1,027,025,172	Shares sold	3,940,761	$38,132,329
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	2,253,655	21,793,839	dividends	30,650	296,614
Shares redeemed	(59,448,523)	(575,581,785)	Shares redeemed	(1,143,114)	(11,027,638)
Net increase	49,036,004	$473,237,226	Net increase	2,828,297	$27,401,305
Shares Outstanding:			Shares Outstanding:
Beginning of period	310,076,475		Beginning of period	4,232,180
End of period	359,112,479		End of period	7,060,477

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Baird Short-Term Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	135,569,368	$1,312,782,673	Shares sold	3,300,557	$31,979,152
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	4,045,771	39,128,874	dividends	41,160	398,035
Shares redeemed	(102,702,980)	(994,845,046)	Shares redeemed	(2,814,301)	(27,286,486)
Net increase	36,912,159	$357,066,501	Net increase	527,416	$5,090,701
Shares Outstanding:			Shares Outstanding:
Beginning of year	273,164,316		Beginning of year	3,704,764
End of year	310,076,475		End of year	4,232,180

Baird Intermediate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	24,659,542	$274,297,364	Shares sold	903,918	$10,450,163
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	1,556,355	17,323,181	dividends	81,543	945,170
Shares redeemed	(14,367,362)	(159,504,772)	Shares redeemed	(1,131,171)	(13,107,622)
Net increase	11,848,535	$132,115,773	Net decrease	(145,710)	$(1,712,289)
Shares Outstanding:			Shares Outstanding:
Beginning of period	163,490,427		Beginning of period	9,079,935
End of period	175,338,962		End of period	8,934,225

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	50,507,223	$562,212,364	Shares sold	1,510,863	$17,460,109
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	3,265,821	36,214,342	dividends	200,312	2,313,757
Shares redeemed	(22,506,173)	(250,191,862)	Shares redeemed	(2,632,587)	(30,508,078)
Net increase	31,266,871	$348,234,844	Net decrease	(921,412)	$(10,734,212)
Shares Outstanding:			Shares Outstanding:
Beginning of year	132,223,556		Beginning of year	10,001,347
End of year	163,490,427		End of year	9,079,935

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Baird Aggregate Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	192,588,351	$2,087,397,410	Shares sold	18,190,684	$203,974,549
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	6,635,832	72,087,126	dividends	425,057	4,766,012
Shares redeemed	(59,359,574)	(643,670,833)	Shares redeemed	(6,762,694)	(75,558,237)
Net increase	139,864,609	$1,515,813,703	Net increase	11,853,047	$133,182,324
Shares Outstanding:			Shares Outstanding:
Beginning of period	595,731,513		Beginning of period	39,260,014
End of period	735,596,122		End of period	51,113,061

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	356,830,993	$3,865,220,032	Shares sold	33,925,649	$380,462,212
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	9,544,951	102,735,825	dividends	832,114	9,246,306
Shares redeemed	(89,632,870)	(965,571,353)	Shares redeemed	(17,180,037)	(189,903,979)
Net increase	276,743,074	$3,002,384,504	Net increase	17,577,726	$199,804,539
Shares Outstanding:			Shares Outstanding:
Beginning of year	318,988,439		Beginning of year	21,682,288
End of year	595,731,513		End of year	39,260,014

Baird Core Plus Bond Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	158,684,933	$1,761,509,592	Shares sold	38,557,508	$444,129,107
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	8,901,757	98,835,429	dividends	2,314,900	26,692,878
Shares redeemed	(59,069,248)	(655,336,733)	Shares redeemed	(26,756,213)	(307,668,023)
Net increase	108,517,442	$1,205,008,288	Net increase	14,116,195	$163,153,962
Shares Outstanding:			Shares Outstanding:
Beginning of period	663,605,778		Beginning of period	193,850,233
End of period	772,123,220		End of period	207,966,428

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Baird Core Plus Bond Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	338,402,581	$3,765,813,087	Shares sold	92,075,541	$1,065,444,861
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	14,978,062	165,809,786	dividends	4,736,958	54,497,497
Shares redeemed	(95,670,704)	(1,059,277,984)	Shares redeemed	(93,017,178)	(1,069,633,270)
Net increase	257,709,939	$2,872,344,889	Net increase	3,795,321	$50,309,088
Shares Outstanding:			Shares Outstanding:
Beginning of year	405,895,839		Beginning of year	190,054,912
End of year	663,605,778		End of year	193,850,233

Baird Short-Term Municipal Bond Fund^
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	1,399,506	$14,152,744	Shares sold	55,108	$557,430
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	8,930	90,346	dividends	166	1,684
Shares redeemed	(221,954)	(2,246,505)	Shares redeemed	(10,296)	(104,244)
Net increase	1,186,482	$11,996,585	Net increase	44,978	$454,870
Shares Outstanding:			Shares Outstanding:
Beginning of period	1,222,493		Beginning of period	12,742
End of period	2,408,975		End of period	57,720

Institutional Class Shares			Investor Class Shares
	Period Ended			Period Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	1,220,676	$12,220,406	Shares sold	12,719	$127,500
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	3,170	31,828	dividends	24	237
Shares redeemed	(1,353)	(13,600)	Shares redeemed	(1)	(7)
Net increase	1,222,493	$12,238,634	Net increase	12,742	$127,730
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	1,222,493		End of period	12,742

^  Inception was the close of business on August 31, 2015.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Baird Quality Intermediate Municipal Bond Fund
Institutional Class Shares			Investor Class Share
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	15,174,671	$179,616,554	Shares sold	1,628,962	$19,716,677
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	893,807	10,578,919	dividends	130,080	1,574,449
Shares redeemed	(9,744,601)	(115,395,434)	Shares redeemed	(1,967,724)	(23,829,787)
Net increase	6,323,877	$74,800,039	Net decrease	(208,682)	$(2,538,661)
Shares Outstanding:			Shares Outstanding:
Beginning of period	84,225,298		Beginning of period	13,361,547
End of period	90,549,175		End of period	13,152,865

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	26,646,569	$312,714,221	Shares sold	3,150,812	$37,855,718
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	1,741,307	20,418,954	dividends	295,661	3,545,949
Shares redeemed	(22,266,810)	(260,976,248)	Shares redeemed	(5,607,213)	(67,122,955)
Net increase	6,121,066	$72,156,927	Net decrease	(2,160,740)	$(25,721,288)
Shares Outstanding:			Shares Outstanding:
Beginning of year	78,104,232		Beginning of year	15,522,287
End of year	84,225,298		End of year	13,361,547

Baird Core Intermediate Municipal Bond Fund^
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	2,102,144	$21,619,424	Shares sold	36,767	$377,120
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	18,570	191,328	dividends	308	3,171
Shares redeemed	(360,082)	(3,708,611)	Shares redeemed	(73)	(748)
Net increase	1,760,632	$18,102,141	Net increase	37,002	$379,543
Shares Outstanding:			Shares Outstanding:
Beginning of period	5,016,280		Beginning of period	22,259
End of period	6,776,912		End of period	59,261

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Baird Core Intermediate Municipal Bond Fund^ (cont.)
Institutional Class Shares			Investor Class Shares
	Period Ended			Period Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	5,216,078	$52,271,310	Shares sold	22,221	$224,183
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment of			reinvestment of
dividends	12,426	125,453	dividends	60	611
Shares redeemed	(212,224)	(2,137,467)	Shares redeemed	(22)	(222)
Net increase	5,016,280	$50,259,296	Net increase	22,259	$224,572
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	5,016,280		End of period	22,259

^  Inception was the close of business on August 31, 2015.

4.  Investment Transactions and Income Tax Information

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$—	$—	$—
Other	$150,764,748	$1,147,893,352	$436,437,079

Sales:
U.S. Government	$—	$—	$—
Other	$116,043,681	$644,673,833	$283,571,722

			Baird
	Baird	Baird	Short-Term
	Aggregate	Core Plus	Municipal
	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$60,208,427	$24,222,945	$—
Other	$3,160,331,149	$3,345,244,593	$14,792,366

Sales:
U.S. Government	$19,271,814	$21,404,573	$—
Other	$1,562,188,971	$1,993,697,998	$2,455,039

Notes to the Financial Statements
June 30, 2016 (Unaudited)

4.  Investment Transactions and Income Tax Information (cont.)

	Baird Quality	Baird Core
	Intermediate	Intermediate
	Municipal	Municipal
	Bond Fund	Bond Fund
Purchases:
U.S. Government	$—	$—
Other	$153,638,189	$50,091,611

Sales:
U.S. Government	$—	$—
Other	$73,001,800	$32,931,490

At December 31, 2015, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

	Baird	Baird	Baird
	Ultra Short	Short-Term	Intermediate
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$194,611,111	$3,099,443,684	$1,965,120,976
Gross unrealized appreciation	96,128	4,813,823	16,111,626
Gross unrealized depreciation	(1,072,452)	(27,644,854)	(25,378,797)
Net unrealized depreciation	$(976,324)	$(22,831,031)	$(9,267,171)
Undistributed ordinary income	17,379	202,243	155,059
Undistributed long-term capital gain	—	—	—
Undistributed tax-exempt income	—	—	—
Total distributable earnings	$17,379	$202,243	$155,059
Other accumulated losses	(95,183)	(2,941,310)	(70,393)
Total accumulated losses	$(1,054,128)	$(25,570,098)	$(9,182,505)

			Baird
	Baird	Baird	Short-Term
	Aggregate	Core Plus	Municipal
	Bond Fund	Bond Fund	Bond Fund
Cost of Investments	$7,133,256,261	$9,776,697,957	$12,382,945
Gross unrealized appreciation	49,297,807	63,986,465	77,567
Gross unrealized depreciation	(125,663,269)	(249,776,466)	(21,119)
Net unrealized appreciation (depreciation)	$(76,365,462)	$(185,790,001)	$56,448
Undistributed ordinary income	206,498	396,055	—
Undistributed long-term capital gain	—	—	—
Undistributed tax-exempt income	—	—	—
Total distributable earnings	$206,498	$396,055	$—
Other accumulated losses	(103,043)	(2,360,330)	—
Total accumulated earnings (losses)	$(76,262,007)	$(187,754,276)	$56,448

Notes to the Financial Statements
June 30, 2016 (Unaudited)

4.  Investment Transactions and Income Tax Information (cont.)

	Baird Quality	Baird Core
	Intermediate	Intermediate
	Municipal	Municipal
	Bond Fund	Bond Fund
Cost of Investments	$1,091,002,914	$50,771,716
Gross unrealized appreciation	45,616,699	551,583
Gross unrealized depreciation	(3,655,123)	(76,797)
Net unrealized appreciation	$41,961,576	$474,786
Undistributed ordinary income	—	103,686
Undistributed long-term capital gain	—	69
Undistributed tax-exempt income	22,182	—
Total distributable earnings	$22,182	$103,755
Other accumulated losses	(1,228,069)	—
Total accumulated earnings	$40,755,689	$578,541

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for losses deferred due to wash sales and non-deductible expenses. These reclassifications have no effect on net assets or net asset value per share.

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended		Year Ended
	June 30, 2016		December 31, 2015
	Ordinary	Long-Term	Ordinary	Long-Term
	Income	Capital Gains	Income	Capital Gains
	Distributions	Distributions	Distributions	Distributions
Baird Ultra Short Bond Fund	$963,399	$—	$1,288,639	$—
Baird Short-Term Bond Fund	$25,287,174	$—	$45,056,387	$1,191,582
Baird Intermediate Bond Fund	$21,273,310	$—	$40,089,420	$4,403,658
Baird Aggregate Bond Fund	$91,352,911	$—	$135,833,133	$—
Baird Core Plus Bond Fund	$134,187,903	$—	$233,638,407	$—
Baird Short-Term Municipal Bond Fund	$—	$—	$18,089	$—
Baird Quality Intermediate
Municipal Bond Fund	$—	$—	$216,080	$—
Baird Core Intermediate
Municipal Bond Fund	$—	$—	$75,435	$—

For the six months ended June 30, 2016 and the year ended December 31, 2015, distributions of $13,623,770 and $26,916,871, respectively, from the Baird Quality Intermediate Municipal Bond Fund were tax-exempt.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

4.  Investment Transactions and Income Tax Information (cont.)

For the period August 31, 2015 (inception) through December 31, 2015 the Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund made distributions of tax-exempt income of $36,906 and $234,396, respectively.  For the six months ended June 30, 2016, the Baird Short-Term Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund made distributions of tax-exempt income of $129,488 and $529,682, respectively.

The Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2015.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2015, the Baird Intermediate Bond Fund elected to defer capital losses occurring between November 1, 2015 and December 31, 2015 in the amount of $70,393.

At December 31, 2015, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss		Year of
	Carryover	Character	Expiration
Baird Ultra Short Bond Fund	$85,608	Short-Term	Indefinitely
	9,575	Long-Term	Indefinitely
Baird Short-Term Bond Fund	2,941,310	Long-Term	Indefinitely
Baird Aggregate Bond Fund	103,043	Short-Term	Indefinitely
Baird Core Plus Bond Fund	2,360,330	Long-Term	Indefinitely
Baird Quality Intermediate Municipal Bond Fund	387,722	Short-Term	Indefinitely
	840,347	Long-Term	Indefinitely

5.  Investment Advisory and Other Agreements

The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2016, the Advisor waived the following amount pursuant to the fee waiver agreement between the Advisor and the Corporation on behalf of the Baird Ultra Short Bond Fund:

Fund	Waived Amount
Baird Ultra Short Bond Fund	$143,451

The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.  U.S. Bank may be  considered an “affiliated person” of the Funds for purposes of the 1940 Act, as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of the Baird Aggregate Bond Fund, a separate series of the Company.  As a result, USBFS would be an

Notes to the Financial Statements
June 30, 2016 (Unaudited)

5.  Investment Advisory and Other Agreements (cont.)

affiliated person of an affiliated person (or a “second tier” affiliate) of the Funds.  Effective March 9, 2016, U.S. Bank was not considered an “affiliated person” of the Funds for purposes of the 1940 Act.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.  Securities Lending

Each Fund (other than the Short-Term Municipal Bond Fund, Quality Intermediate Municipal Bond Fund and Core Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank, N.A., the Funds’ custodian and an affiliated person of the Funds, and an affiliate of USBFS, the Funds’ transfer agent and administrator and a second-tier affiliate of the Funds.  The  securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2016, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2016, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Ultra Short Bond Fund	$—	$—
Baird Short-Term Bond Fund	38,960,156	39,767,555
Baird Intermediate Bond Fund	53,842,395	54,964,493
Baird Aggregate Bond Fund	161,602,769	164,963,964
Baird Core Plus Bond Fund	271,561,442	276,410,416

The Funds receive cash as collateral in return for securities lent as part of the securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act).  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2016.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2016 for the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $1,095, $114,782, $102,047, $207,702, and $480,522, respectively.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

6.  Securities Lending (cont.)

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.  The table below outlines the nature of these obligations at June 30, 2016.

	Overnight and	Up to		Greater Than
	Continuous	30 Days	30-90 Days	90 Days	Total
Securities lending transactions
Money Market Fund^
Baird Short-Term Bond Fund	$39,767,555	—	—	—	$39,767,555
Baird Intermediate Bond Fund	54,964,493	—	—	—	54,964,493
Baird Aggregate Bond Fund	164,963,964	—	—	—	164,963,964
Baird Core Plus Bond Fund	276,410,416	—	—	—	276,410,416
Total borrowings	$536,106,428	—	—	—	$536,106,428

^	Represents an interest in Mount Vernon Securities Lending Prime Portfolio, an investment purchased with cash proceeds from securities lending collateral received.

7.  Line of Credit

The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions. Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.50% for the first six months of 2016).  For the six months ended June 30, 2016, the Baird Ultra Short Bond Fund incurred $144 in interest charges, on an average daily loan balance of $18,989. The Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond Fund, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund, and Baird Core Intermediate Municipal Bond Fund did not borrow from the LOC during the period.

8.  Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Ultra Short Bond, Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond and Baird Core Intermediate Municipal Bond Funds incurred $1,662, $63,509, $130,264, $608,476, $2,852,377, $364, $198,482 and $498, respectively, in fees pursuant to the Plan during the six months ended June 30, 2016.

9.  Subsequent Event

In preparing these financial statements, the Corporation has evaluated events after June 30, 2016.  There were no subsequent events since June 30, 2016 through the date the financial statements were issued that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
Grant Thornton Tower
171 N. Clark Street, Suite 200
Chicago, IL 60601

Semi-Annual Report –
Baird Funds
June 30, 2016

Baird LargeCap Fund
Baird MidCap Fund
Baird Small/Mid Cap Value Fund
Baird SmallCap Value Fund
Chautauqua International Growth Fund
Chautauqua Global Growth Fund

Go Green.   Go Paperless.
Sign up to receive your Baird Funds’ prospectuses and reports online.

Table of Contents

Baird LargeCap Fund	1
Baird MidCap Fund	11
Baird Small/Mid Cap Value Fund	17
Baird SmallCap Value Fund	23
Chautauqua International Growth Fund	29
Chautauqua Global Growth Fund	34
Additional Information on Fund Expenses	40
Statements of Assets and Liabilities	42
Statements of Operations	44
Statements of Changes in Net Assets	46
Financial Highlights	52
Notes to the Financial Statements	64
Disclosure Regarding the Board of Directors’ Approval of the
Subadvisory Agreement for the Baird LargeCap Fund	76
Disclosure Regarding the Board of Directors’ Approval of the
Investment Advisory Agreement for the Chautauqua
International Growth and Global Growth Funds	78
Additional Information	80

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

A June 30, 2016 summary of the Fund’s top 10 holdings and equity sector analysis compared to the S&P 500® Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Microsoft Corp.	2.9%
Apple, Inc.	2.3%
Rockwell Automation, Inc.	2.2%
Vanguard Consumer Staples ETF	2.1%
Exxon Mobil Corp.	2.1%
Amgen, Inc.	2.0%
Financial Select Sector SPDR Fund	1.9%
PepsiCo, Inc.	1.9%
Oracle Corp.	1.9%
The Coca-Cola Co.	1.9%

Net Assets:	$35,559,395
Portfolio Turnover Rate:	46.2%	†
Number of Equity Holdings:	107

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	1.11%
Investor Class:	1.36%	****

Net
Institutional Class:	0.75%
Investor Class:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2016.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2016, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2017.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2016	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	-1.25%	-5.03%	8.93%	6.09%	2.58%
Investor Class Shares	-1.51%	-5.30%	8.63%	5.83%	2.32%
S&P 500® Index(2)	3.84%	3.99%	12.10%	7.42%	4.47%

(1)	For the period from September 29, 2000 (inception date) through June 30, 2016.
(2)
The S&P 500® Index measures the performance of 500 common stocks chosen for market size, liquidity and industry group representation of U.S. equity performance.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in the index is not possible.

Effective December 23, 2013, Baird Kailash Group, LLC (“BKG”) became the Fund’s subadviser.  Effective April 30, 2016, L2 Asset Management, LLC replaced BKG as the Fund’s subadviser.  The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund’s subadviser makes investment decisions for the Fund primarily using quantitative investment models which rank securities based on fundamental measures of value, past performance and indicators of recent positive changes.  The success of the quantitative investment methodologies and processes employed by the subadviser depends on the analyses and assessments that were used in developing such methodologies and processes, as well as on the accuracy and reliability of models and data provided by third parties.  Incorrect analyses and assessments or inaccurate or incomplete models and data would adversely affect performance.  Certain low-probability events or factors that are assigned little weight may occur or prove to be more likely or may have more relevance than expected, for short or extended periods of time.  It is also possible that prices of securities may move in directions that were not predicted by the subadviser’s quantitative methodologies.  The Fund may invest in stocks (or ADRs representing stocks) of foreign companies that are traded on U.S. exchanges.  Foreign investments involve additional risk such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
The Boeing Co.	3,955	$513,636	1.4%
Spirit AeroSystems Holdings, Inc. – Class A*	3,153	135,579	0.4%
		649,215	1.8%
Airlines
Alaska Air Group, Inc.	3,079	179,475	0.5%
American Airlines Group, Inc.	6,438	182,260	0.5%
United Continental Holdings, Inc.*	2,670	109,577	0.3%
		471,312	1.3%
Auto Components
Delphi Automotive PLC f	3,282	205,453	0.6%
Lear Corp.	4,582	466,265	1.3%
		671,718	1.9%
Automobiles
Ford Motor Co.	42,938	539,731	1.5%
General Motors Co.	2,403	68,005	0.2%
Harley-Davidson, Inc.	7,647	346,409	1.0%
		954,145	2.7%
Banks
Fifth Third Bancorp	4,509	79,313	0.2%
J.P. Morgan Chase & Co.	8,653	537,698	1.5%
U.S. Bancorp	4,531	182,735	0.5%
Wells Fargo & Co.	8,982	425,118	1.2%
		1,224,864	3.4%
Beverages
The Coca-Cola Co.	14,773	669,660	1.9%
Coca-Cola European Partners PLC f	3,573	127,520	0.4%
Dr Pepper Snapple Group, Inc.	659	63,679	0.2%
PepsiCo, Inc.	6,476	686,068	1.9%
		1,546,927	4.4%
Biotechnology
AbbVie, Inc.	10,395	643,554	1.8%
Amgen, Inc.	4,724	718,757	2.0%
Biogen, Inc.*	523	126,472	0.4%
Celgene Corp.*	2,097	206,827	0.6%
United Therapeutics Corp.*	982	104,013	0.3%
		1,799,623	5.1%
Building Products
Masco Corp.	5,546	171,593	0.5%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Capital Markets
Ameriprise Financial, Inc.	4,986	$447,992	1.3%
The Blackstone Group LP	5,771	141,620	0.4%
SEI Investments Co.	6,758	325,128	0.9%
		914,740	2.6%
Chemicals
CF Industries Holdings, Inc.	4,308	103,823	0.3%
LyondellBasell Industries NV – Class A f	7,772	578,392	1.6%
The Mosaic Co.	2,488	65,136	0.2%
Westlake Chemical Corp.	2,796	120,004	0.3%
		867,355	2.4%
Commercial Banks
PNC Financial Services Group, Inc.	2,774	225,776	0.6%
Communications Equipment
Cisco Systems, Inc.	4,292	123,137	0.3%
F5 Networks, Inc.*	2,645	301,107	0.9%
		424,244	1.2%
Consumer Finance
American Express Co.	8,048	488,997	1.4%
Discover Financial Services	10,516	563,552	1.6%
Synchrony Financial*	21,796	551,003	1.5%
		1,603,552	4.5%
Containers & Packaging
Sealed Air Corp.	1,757	80,769	0.2%
Diversified Consumer Services
H&R Block, Inc.	6,754	155,342	0.4%
Diversified Financial Services
MSCI, Inc.	3,438	265,139	0.8%
Diversified Telecommunication Services
AT&T, Inc.	12,205	527,378	1.5%
Electrical Equipment
Emerson Electric Co.	2,214	115,482	0.3%
Rockwell Automation, Inc.	6,774	777,791	2.2%
		893,273	2.5%
Energy Equipment & Services
FMC Technologies, Inc.*	7,553	201,439	0.6%
Food & Staples Retailing
Rite Aid Corp.*	8,115	60,782	0.2%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Food Products
Archer-Daniels-Midland Co.	5,335	$228,818	0.6%
Bunge Ltd. f	204	12,067	0.0%
Campbell Soup Co.	1,586	105,516	0.3%
Ingredion, Inc.	4,148	536,793	1.5%
Mead Johnson Nutrition Co.	983	89,207	0.3%
		972,401	2.7%
Gas Utilities
UGI Corp.	8,065	364,941	1.0%
Health Care Equipment & Supplies
Medtronic PLC f	1,165	101,087	0.3%
ResMed, Inc.	2,029	128,294	0.3%
Varian Medical Systems, Inc.*	2,968	244,058	0.7%
		473,439	1.3%
Health Care Providers & Services
Anthem, Inc.	572	75,127	0.2%
Centene Corp.*	2,225	158,798	0.5%
		233,925	0.7%
Hotels, Restaurants & Leisure
McDonald’s Corp.	916	110,232	0.3%
Wyndham Worldwide Corp.	5,075	361,492	1.0%
		471,724	1.3%
Household Products
The Procter & Gamble Co.	4,912	415,899	1.2%
Independent Power and Renewable Electricity Producers
The AES Corp.	26,387	329,310	0.9%
Insurance
Aflac, Inc.	6,180	445,949	1.2%
The Progressive Corp.	9,372	313,962	0.9%
The Travelers Companies, Inc.	514	61,186	0.2%
		821,097	2.3%
Internet & Catalog Retail
Expedia, Inc.	1,308	139,040	0.4%
Internet Software & Services
Alphabet, Inc.*	584	410,862	1.2%
Alphabet, Inc. – Class C*	585	404,878	1.1%
		815,740	2.3%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
IT Services
Amdocs Ltd. f	1,594	$92,006	0.3%
Global Payments, Inc.	4,859	346,835	1.0%
International Business Machines Corp.	757	114,898	0.3%
MasterCard, Inc. – Class A	972	85,594	0.2%
Visa, Inc. – Class A	2,116	156,944	0.4%
The Western Union Co.	21,880	419,658	1.2%
		1,215,935	3.4%
Leisure Products
Hasbro, Inc.	4,118	345,871	1.0%
Life Sciences Tools & Services
Waters Corp.*	3,951	555,708	1.6%
Machinery
Caterpillar, Inc.	6,630	502,620	1.4%
Deere & Co.	5,026	407,307	1.2%
		909,927	2.6%
Media
Omnicom Group, Inc.	6,390	520,721	1.5%
Scripps Networks Interactive, Inc. – Class A	4,303	267,948	0.7%
		788,669	2.2%
Multiline Retail
Kohl’s Corp.	1,378	52,254	0.1%
Macy’s, Inc.	1,311	44,062	0.1%
Nordstrom, Inc.	1,495	56,885	0.2%
		153,201	0.3%
Oil, Gas & Consumable Fuels
Exxon Mobil Corp.	7,859	736,703	2.1%
Marathon Petroleum Corp.	3,499	132,822	0.4%
Tesoro Corp.	2,197	164,599	0.4%
Valero Energy Corp.	7,832	399,432	1.1%
		1,433,556	4.0%
Personal Products
Coty, Inc.	5,983	155,498	0.4%
Pharmaceuticals
Jazz Pharmaceuticals PLC* f	746	105,417	0.3%
Johnson & Johnson	5,286	641,192	1.8%
Merck & Co., Inc.	11,265	648,977	1.8%
Pfizer, Inc.	12,772	449,702	1.3%
		1,845,288	5.2%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Semiconductors & Semiconductor Equipment
Intel Corp.	18,723	$614,114	1.7%
Linear Technology Corp.	4,047	188,307	0.5%
Microchip Technology, Inc.	5,699	289,281	0.8%
NVIDIA Corp.	13,953	655,931	1.9%
NXP Semiconductors NV* f	5,393	422,488	1.2%
Xilinx, Inc.	14,242	656,983	1.9%
		2,827,104	8.0%
Software
Cadence Design System, Inc.*	19,399	471,396	1.4%
Citrix Systems, Inc.*	1,024	82,012	0.2%
Microsoft Corp.	20,092	1,028,107	2.9%
Oracle Corp.	16,586	678,865	1.9%
		2,260,380	6.4%
Specialty Retail
The Gap, Inc.	5,654	119,978	0.3%
Technology Hardware, Storage & Peripherals
Apple, Inc.	8,668	828,661	2.3%
Seagate Technology PLC f	15,996	389,662	1.1%
		1,218,323	3.4%
Total Common Stocks
(Cost $31,732,005)		32,576,140	91.5%
Contingent Value Rights
Contingent Value Rights
Safeway CASA LEY CVR*^†	2,216	2,249	0.0%
Safeway PDC LLC CVR*^†	2,216	108	0.0%
Total Contingent Value Rights
(Cost $0)		2,357	0.0%
Exchange Traded Funds
Exchange Traded Funds
Financial Select Sector SPDR Fund	30,542	697,274	1.9%
Vanguard Consumer Staples ETF	5,250	741,353	2.1%
Total Exchange Traded Funds
(Cost $1,368,363)		1,438,627	4.0%

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	861,755	$861,755	2.4%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	650,000	650,000	1.9%
Total Short-Term Investments
(Cost $1,511,755)		1,511,755	4.3%
Total Investments
(Cost $34,612,123)		35,528,879	99.8%
Other Assets in Excess of Liabilities		30,516	0.2%
TOTAL NET ASSETS		$35,559,395	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
^	Illiquid Security
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$32,576,140	$—	$—	$32,576,140
Total Equity	32,576,140	—	—	32,576,140
Contingent Value Rights
Contingent Value Rights	—	—	2,357	2,357
Total Contingent Value Rights	—	—	2,357	2,357
Exchange Traded Funds
Exchange Traded Funds	1,438,627	—	—	1,438,627
Total Exchange Traded Funds	1,438,627	—	—	1,438,627
Short-Term Investments
Money Market Mutual Funds	1,511,755	—	—	1,511,755
Total Short-Term Investments	1,511,755	—	—	1,511,755
Total Investments*	$35,526,522	$—	$2,357	$35,528,879

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  Two securities with a fair value of $2,357 are priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor and are valued using level 3 inputs.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited) (cont.)

Level 3 Reconciliation Disclosure
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2015	$2,357
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2016	$2,357

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

A June 30, 2016 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell MidCap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Fiserv, Inc.	3.2%
A.O. Smith Corp.	2.9%
LKQ Corp.	2.8%
Burlington Stores, Inc.	2.6%
Dollar General Corp.	2.6%
Acuity Brands, Inc.	2.5%
Fortune Brands Home & Security, Inc.	2.5%
Hasbro, Inc.	2.4%
Genpact Ltd.	2.4%
Watsco, Inc.	2.4%

Net Assets:	$1,313,144,891
Portfolio Turnover Rate:	29.4%
Number of Equity Holdings:	54

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	0.81%
Investor Class:	1.06%	****

Net
Institutional Class:	0.81%
Investor Class:	1.06%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2016.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2016, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2017.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2016	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	2.60%	-4.93%	8.88%	7.92%	6.26%
Investor Class Shares	2.44%	-5.20%	8.61%	7.67%	6.01%
Russell MidCap® Growth Index(2)	2.15%	-2.14%	9.98%	8.12%	5.62%

(1)	For the period from December 29, 2000 (inception date) through June 30, 2016.
(2)
The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Banks
East West Bancorp, Inc.	615,276	$21,030,134	1.6%
Beverages
Constellation Brands, Inc.	3	496	0.0%
Dr Pepper Snapple Group, Inc.	197,890	19,122,111	1.5%
		19,122,607	1.5%
Building Products
AO Smith Corp.	437,040	38,507,594	2.9%
Fortune Brands Home & Security, Inc.	566,399	32,834,150	2.5%
		71,341,744	5.4%
Capital Markets
Affiliated Managers Group, Inc.*	204,620	28,804,357	2.2%
Northern Trust Corp.	280,410	18,579,967	1.4%
		47,384,324	3.6%
Commercial Services & Supplies
Stericycle, Inc.*	148,822	15,495,347	1.2%
Distributors
LKQ Corp.*	1,156,709	36,667,675	2.8%
Electrical Equipment
Acuity Brands, Inc.	135,026	33,481,047	2.5%
Rockwell Automation, Inc.	181,687	20,861,301	1.6%
		54,342,348	4.1%
Electronic Equipment, Instruments & Components
CDW Corp.	601,994	24,127,920	1.9%
Trimble Navigation Ltd.*	882,404	21,495,361	1.6%
		45,623,281	3.5%
Food & Staples Retailing
Casey’s General Stores, Inc.	48,990	6,442,675	0.5%
Food Products
Mccormick & Co, Inc.	259,163	27,644,917	2.1%
Health Care Equipment & Supplies
The Cooper Cos, Inc.	114,307	19,611,652	1.5%
Edwards Lifesciences Corp.*	241,036	24,038,520	1.8%
Globus Medical, Inc.*	622,273	14,828,766	1.1%
IDEXX Laboratories, Inc.*	300,685	27,921,609	2.1%
Intuitive Surgical, Inc.*	36,826	24,357,085	1.9%
		110,757,632	8.4%
Health Care Providers & Services
Acadia Healthcare Co., Inc.*	310,160	17,182,864	1.3%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Health Care Providers & Services (cont.)
Laboratory Corp. of America Holdings*	205,151	$26,725,021	2.0%
		43,907,885	3.3%
Health Care Technology
Veeva Systems, Inc.*	615,295	20,993,865	1.6%
Hotels, Restaurants & Leisure
Dominos Pizza, Inc.	196,120	25,766,246	2.0%
Household Durables
Harman International Industries, Inc.	171,151	12,292,065	0.9%
Household Products
Church & Dwight Co., Inc.	292,717	30,117,652	2.3%
IT Services
Alliance Data Systems Corp.*	133,963	26,246,031	2.0%
Euronet Worldwide, Inc.*	415,705	28,762,629	2.2%
Fiserv, Inc.*	391,973	42,619,224	3.2%
Gartner, Inc.*	217,014	21,139,334	1.6%
Genpact Ltd.* f	1,161,046	31,162,475	2.4%
		149,929,693	11.4%
Leisure Products
Hasbro, Inc.	372,406	31,278,380	2.4%
Machinery
Graco, Inc.	230,652	18,219,201	1.4%
The Middleby Corp.*	230,474	26,562,128	2.0%
Snap On, Inc.	163,802	25,851,232	2.0%
WABCO Holdings, Inc.*	231,094	21,161,278	1.6%
		91,793,839	7.0%
Media
Cable One, Inc.	26,525	13,565,150	1.0%
Lions Gate Entertainment Corp. f	572,420	11,580,057	0.9%
		25,145,207	1.9%
Multiline Retail
Burlington Stores, Inc.*	510,179	34,034,041	2.6%
Dollar General Corp.	359,035	33,749,290	2.6%
		67,783,331	5.2%
Oil, Gas & Consumable Fuels
Diamondback Energy, Inc.*	161,590	14,738,624	1.1%
Road & Rail
J.B. Hunt Transport Services, Inc.	223,480	18,086,236	1.4%

The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.*	984,194	$19,811,825	1.5%
Monolithic Power Systems, Inc.	260,525	17,799,068	1.4%
		37,610,893	2.9%
Software
Akamai Technologies, Inc.*	348,410	19,486,571	1.5%
ANSYS, Inc.*	142,818	12,960,733	1.0%
Manhattan Associates, Inc.*	204,975	13,145,047	1.0%
Synopsys, Inc.*	427,921	23,141,968	1.7%
Tyler Technologies, Inc.*	170,620	28,444,060	2.2%
The Ultimate Software Group, Inc.*	118,203	24,856,909	1.9%
		122,035,288	9.3%
Specialty Retail
O’Reilly Automotive, Inc.*	101,380	27,484,118	2.1%
Tractor Supply Co.	321,497	29,314,097	2.2%
		56,798,215	4.3%
Trading Companies & Distributors
Fastenal Co.	587,119	26,062,212	2.0%
Watsco, Inc.	219,672	30,905,654	2.3%
		56,967,866	4.3%
Total Common Stocks
(Cost $1,076,568,748)		1,261,097,969	96.0%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	32,404,225	32,404,225	2.5%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	25,000,000	25,000,000	1.9%
Total Short-Term Investments
(Cost $57,404,225)		57,404,225	4.4%
Total Investments
(Cost $1,133,972,973)		1,318,502,194	100.4%
Liabilities in Excess of Other Assets		(5,357,303)	(0.4)%
TOTAL NET ASSETS		$1,313,144,891	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
The accompanying notes are an integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,261,097,969	$—	$—	$1,261,097,969
Total Equity	1,261,097,969	—	—	1,261,097,969
Short-Term Investments
Money Market Mutual Funds	57,404,225	—	—	57,404,225
Total Short-Term Investments	57,404,225	—	—	57,404,225
Total Investments*	$1,318,502,194	$—	$—	$1,318,502,194

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

A June 30, 2016 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2500® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Mid-America Apartment
Communities, Inc.	3.9%
B & G Foods, Inc.	3.8%
LTC Properties, Inc.	3.8%
Silicon Motion Technology Corp.	3.4%
Physicians Realty Trust	3.4%
Alliant Energy Corp.	3.4%
CMS Energy Corp.	3.3%
Pinnacle West Cap Corp.	3.2%
Healthcare Trust of America, Inc.	3.1%
Omega Healthcare Investors, Inc.	3.0%

Net Assets:	$8,761,695
Portfolio Turnover Rate:	21.4%	†
Number of Equity Holdings:	37

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	6.88%
Investor Class:	7.13%	****

Net
Institutional Class:	0.95%
Investor Class:	1.20%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2016.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2016, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2017.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird Small/Mid Cap Value Fund
June 30, 2016 (Unaudited)

Total Returns

		Since
For the Periods Ended June 30, 2016	Six Months	Inception(1)
Institutional Class Shares	4.10%	-0.75%
Investor Class Shares	3.99%	-0.87%
Russell 2500® Value Index(2)	7.84%	2.91%

(1)	For the period from November 30, 2015 (inception date) through June 30, 2016.
(2)
The Russell 2500® Value Index measures the performance of the small cap value segment of the U.S. equity universe. It includes those Russell 2500® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small to mid cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	4,470	$186,131	2.1%
Auto Components
Motorcar Parts of America, Inc.*	7,450	202,491	2.3%
Banks
Renasant Corp.	7,078	228,832	2.6%
Commercial Services & Supplies
Deluxe Corp.	2,700	179,199	2.1%
Distributors
LKQ Corp.*	6,005	190,359	2.2%
Diversified Consumer Services
H&R Block, Inc.	5,820	133,860	1.5%
Electric Utilities
Avangrid, Inc.	5,540	255,172	2.9%
Pinnacle West Cap Corp.	3,490	282,900	3.2%
		538,072	6.1%
Food Products
B & G Foods, Inc.	6,985	336,678	3.8%
Pinnacle Foods, Inc.	5,260	243,485	2.8%
		580,163	6.6%
Health Care Equipment & Supplies
Alere, Inc.*	3,541	147,589	1.7%
ICU Medical, Inc.*	1,770	199,567	2.3%
		347,156	4.0%
Health Care Providers & Services
Aceto Corp.	10,245	224,262	2.6%
Laboratory Corp. of America Holdings*	1,630	212,340	2.4%
Mednax, Inc.*	2,885	208,961	2.4%
PAREXEL International Corp.*	3,260	204,989	2.3%
		850,552	9.7%
Household Products
Orchids Paper Products Co.	6,520	231,916	2.6%
Insurance
American Financial Group, Inc.	3,355	248,035	2.8%
Atlas Financial Holdings, Inc.* f	11,640	200,441	2.3%
		448,476	5.1%

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Internet Software & Services
j2 Global, Inc.	3,400	$214,778	2.4%
VeriSign, Inc.*	2,190	189,347	2.2%
		404,125	4.6%
Multiline Retail
Dollar Tree, Inc.*	2,000	188,480	2.2%
Multi-Utilities
Alliant Energy Corp.	7,450	295,765	3.4%
CMS Energy Corp.	6,285	288,230	3.3%
		583,995	6.7%
Oil, Gas & Consumable Fuels
Navigator Holdings Ltd.* f	6,145	70,668	0.8%
Real Estate Investment Trusts (REITs)
Agree Realty Corp.	5,355	258,325	2.9%
Blackstone Mortgage Trust, Inc.	8,290	229,384	2.6%
Healthcare Trust of America, Inc.	8,380	271,009	3.1%
LTC Properties, Inc.	6,380	330,037	3.8%
Mid-America Apartment Communities, Inc.	3,215	342,076	3.9%
Omega Healthcare Investors, Inc.	7,685	260,906	3.0%
Physicians Realty Trust	14,200	298,342	3.4%
		1,990,079	22.7%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.*	6,610	133,059	1.5%
Silicon Motion Technology Corp. f	6,285	300,424	3.4%
		433,483	4.9%
Thrifts & Mortgage Finance
Bofi Holding, Inc.*	5,588	98,963	1.1%
Meta Financial Group, Inc.	5,029	256,278	3.0%
		355,241	4.1%
Total Common Stocks
(Cost $7,828,840)		8,143,278	92.9%
The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets

Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	254,142	$254,142	2.9%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	150,000	150,000	1.7%
Total Short-Term Investments
(Cost $404,142)		404,142	4.6%
Total Investments
(Cost $8,232,982)		8,547,420	97.5%
Other Assets in Excess of Liabilities		214,275	2.5%
TOTAL NET ASSETS		$8,761,695	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird Small/Mid Cap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$8,143,278	$—	$—	$8,143,278
Total Equity	8,143,278	—	—	8,143,278
Short-Term Investments
Money Market Mutual Funds	404,142	—	—	$404,142
Total Short-Term Investments	404,142	—	—	404,142
Total Investments*	$8,547,420	$—	$—	$8,547,420

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

A June 30, 2016 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Pinnacle Foods, Inc.	4.8%
LTC Properties, Inc.	3.9%
B & G Foods, Inc.	3.9%
South Jersey Industries, Inc.	3.8%
Alliant Energy Corp.	3.6%
Agree Realty Corp.	3.4%
Silicon Motion Technology Corp.	3.4%
Physicians Realty Trust	3.4%
Omega Healthcare Investors, Inc.	3.1%
ICU Medical, Inc.	3.0%

Net Assets:	$27,405,990
Portfolio Turnover Rate:	26.6%	†
Number of Equity Holdings:	34

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	1.52%
Investor Class:	1.77%	****

Net
Institutional Class:	1.00%
Investor Class:	1.25%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2016.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2016, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Institutional Class shares and 1.25% of average daily net assets for the Investor Class shares, at least through April 30, 2017.

****	Includes 0.25% 12b-1 fee.

Baird SmallCap Value Fund
June 30, 2016 (Unaudited)

Total Returns

			Average Annual
				Since
For the Periods Ended June 30, 2016	Six Months	One Year	Three Year	Inception(1)
Institutional Class Shares	6.06%	-1.78%	6.93%	9.56%
Investor Class Shares	5.93%	-2.04%	6.65%	9.28%
Russell 2000® Value Index(2)	6.08%	-2.58%	6.36%	9.81%

(1)	For the period from April 30, 2012 (inception date) through June 30, 2016.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corp.	12,706	$529,078	1.9%
Auto Components
Drew Industries, Inc.	6,747	572,415	2.1%
Motorcar Parts of America, Inc.*	28,860	784,415	2.9%
		1,356,830	5.0%
Banks
Renasant Corp.	22,117	715,043	2.6%
Building Products
Patrick Industries, Inc.*	10,588	638,351	2.3%
Commercial Services & Supplies
Deluxe Corp.	10,037	666,156	2.4%
Electric Utilities
Avangrid, Inc.	16,626	765,794	2.8%
Food Products
B & G Foods, Inc.	21,960	1,058,472	3.9%
Pinnacle Foods, Inc.	28,234	1,306,952	4.8%
		2,365,424	8.7%
Gas Utilities
South Jersey Industries, Inc.	32,783	1,036,598	3.8%
Health Care Equipment & Supplies
Alere, Inc.*	16,472	686,553	2.5%
ICU Medical, Inc.*	7,373	831,306	3.0%
		1,517,859	5.5%
Health Care Providers & Services
Aceto Corp.	31,370	686,689	2.5%
PAREXEL International Corp.*	11,275	708,972	2.6%
		1,395,661	5.1%
Hotels, Restaurants & Leisure
Diamond Resorts International, Inc.*	17,602	527,356	1.9%
Household Products
Orchids Paper Products Co.	22,900	814,553	3.0%
Insurance
Atlas Financial Holdings, Inc.* f	39,215	675,282	2.5%
Internet Software & Services
j2 Global, Inc.	11,606	733,151	2.7%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Multi-Utilities
Alliant Energy Corp.	25,100	$996,470	3.6%
Oil, Gas & Consumable Fuels
Navigator Holdings Ltd.* f	21,566	248,009	0.9%
Real Estate Investment Trusts (REITs)
Agree Realty Corp.	19,605	945,745	3.4%
Blackstone Mortgage Trust, Inc.	23,531	651,103	2.4%
Capstead Mortgage Corp.	82,890	804,033	2.9%
Healthcare Trust of America, Inc.	21,960	710,186	2.6%
Hersha Hospitality Trust	18,632	319,539	1.2%
LTC Properties, Inc.	20,860	1,079,088	3.9%
Omega Healthcare Investors, Inc.	25,095	851,975	3.1%
Physicians Realty Trust	43,920	922,759	3.4%
		6,284,428	22.9%
Semiconductors & Semiconductor Equipment
Integrated Device Technology, Inc.*	29,488	593,593	2.2%
Silicon Motion Technology Corp. f	19,605	937,119	3.4%
		1,530,712	5.6%
Thrifts & Mortgage Finance
Bofi Holding, Inc.*	23,783	421,197	1.5%
Capitol Federal Financial, Inc.	21,247	296,396	1.1%
Meta Financial Group, Inc.	15,850	807,716	3.0%
		1,525,309	5.6%
Water Utilities
Connecticut Water Service, Inc.	11,765	661,193	2.4%
Total Common Stocks
(Cost $20,718,254)		24,983,257	91.2%

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Short-Term Investments

			% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	1,841,210	$1,841,210	6.7%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	500,000	500,000	1.8%
Total Short-Term Investments
(Cost $2,341,210)		2,341,210	8.5%
Total Investments
(Cost $23,059,464)		27,324,467	99.7%
Other Assets in Excess of Liabilities		81,523	0.3%
TOTAL NET ASSETS		$27,405,990	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$24,983,257	$—	$—	$24,983,257
Total Equity	24,983,257	—	—	24,983,257
Short-Term Investments
Money Market Mutual Funds	2,341,210	—	—	2,341,210
Total Short-Term Investments	2,341,210	—	—	2,341,210
Total Investments*	$27,324,467	$—	$—	$27,324,467

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

A June 30, 2016 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI ex USA Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Dreyfus Institutional Cash
Advantage Fund, Institutional Class	14.9%
Ctrip.com International Ltd.	5.6%
Sinopharm Group Co. Ltd.	5.1%
Hargreaves Lansdown PLC	4.5%
AIA Group Ltd.	4.1%
Julius Baer Group Ltd.	4.1%
Lululemon Athletica, Inc.	4.1%
Wirecard AG	4.0%
Tencent Holdings Ltd.	4.0%
Alibaba Group Holding Ltd.	4.0%

Net Assets:	$8,536,050
Portfolio Turnover Rate:	7.0%	†
Number of Equity Holdings:	31

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	2.36%
Investor Class:	2.61%	****

Net
Institutional Class:	0.95%
Investor Class:	1.20%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2016.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2016, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2018.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Chautauqua International Growth Fund
June 30, 2016 (Unaudited)

Total Returns

Since
For The Period Ended June 30, 2016	Inception(1)
Institutional Class Shares	-1.60%
Investor Class Shares	-1.70%
MSCI ACWI ex USA Index(2)	-2.42%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2016.
(2)
The MSCI ACWI ex USA Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI ACWI ex USA Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 65% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  It is expected that the UK will exit the EU within two years; however, the exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France)^	1,002	$202,269	2.4%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada)*	4,685	346,034	4.1%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom)^	23,153	386,217	4.5%
Julius Baer Group Ltd. (Switzerland)^	8,649	348,107	4.1%
		734,324	8.6%
Auto Parts & Equipment
Delphi Automotive PLC (Jersey)	2,228	139,473	1.6%
Cable & Satellite
Naspers Ltd. (South Africa)^	1,180	180,180	2.1%
Data Processing & Outsourced Services
Wirecard AG (Germany)^	7,832	344,969	4.0%
Diversified Banks
Banco Santander SA (Spain)^	63,430	246,153	2.9%
Electronic Equipment & Instruments
Keyence Corp. (Japan)^	142	96,891	1.1%
Health Care Equipment
Olympus Corp. (Japan)^	5,994	223,825	2.6%
Integrated Oil & Gas
Galp Energia SGPS (Portugal)^	13,501	187,777	2.2%
Internet Retail
Ctrip.com International Ltd. (Cayman Islands)*	11,589	477,467	5.6%
Internet Software & Services
NAVER Corp. (Republic of Korea)^	157	97,264	1.2%
Tencent Holdings Ltd. (Cayman Islands)^	15,032	344,829	4.0%
		442,093	5.2%
IT Consulting & Other Services
Alibaba Group Holding Ltd. (Cayman Islands)*	4,294	341,502	4.0%
Life & Health Insurance
AIA Group Ltd. (Hong Kong)^	57,990	348,736	4.1%
Oil & Gas Equipment & Services
Core Laboratories NV (Netherlands)	1,012	125,377	1.5%
Oil & Gas Exploration & Production
ENN Energy Holdings Ltd. (Cayman Islands)^	24,561	121,650	1.4%

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Pharmaceuticals
Allergan PLC (Ireland)*	1,068	$246,804	2.9%
Grifols SA (Spain)	11,024	183,770	2.2%
Novo Nordisk A/S (Denmark)	6,325	340,158	4.0%
Roche Holding AG (Switzerland)^	1,011	266,783	3.1%
Sinopharm Group Co. Ltd. (China)^	91,110	437,664	5.1%
		1,475,179	17.3%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	1,681	87,362	1.0%
Semiconductor Equipment
ARM Holdings PLC (United Kingdom)^	17,268	262,298	3.1%
ASML Holding NV (Netherlands)	778	77,186	0.9%
		339,484	4.0%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,527	66,283	0.8%
Specialty Chemicals
Croda International PLC (United Kingdom)^	3,620	151,963	1.8%
Trading Companies & Distributors
Bunzl PLC (United Kingdom)^	2,281	70,183	0.8%
Total Common Stocks
(Cost $6,718,726)		6,749,174	79.1%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	1,273,041	1,273,041	14.9%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	100,000	100,000	1.2%
Total Short-Term Investments
(Cost $1,373,041)		1,373,041	16.1%
Total Investments
(Cost $8,091,767)		8,122,215	95.2%
Other Assets in excess of Liabilities		413,835	4.8%
TOTAL NET ASSETS		$8,536,050	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
^	Fair Valued Security – See Note 2a to Financial Statements
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua International Growth Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$2,431,416	$4,317,758	$—	$6,749,174
Total Equity	2,431,416	4,317,758	—	6,749,174
Short-Term Investments
Money Market Mutual Funds	1,373,041	—	—	$1,373,041
Total Short-Term Investments	1,373,041	—	—	1,373,041
Total Investments*	$3,804,457	$4,317,758	$—	$8,122,215

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period.  See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
June 30, 2016 (Unaudited)

Portfolio Characteristics

A June 30, 2016 summary of the Fund’s top 10 holdings and equity sector analysis compared to the MSCI ACWI Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Hargreaves Lansdown PLC	4.6%
Illumina, Inc.	4.4%
Sinopharm Group Co. Ltd.	4.4%
MasterCard, Inc. – Class A	4.2%
Dreyfus Institutional Cash
Advantage Fund, Institutional Class	4.1%
Lululemon Athletica, Inc.	4.0%
Priceline.com, Inc.	4.0%
Julius Baer Group Ltd.	4.0%
Amazon.com, Inc.	3.7%
ARM Holdings PLC	3.6%

Net Assets:	$3,124,014
Portfolio Turnover Rate:	10.2%	†
Number of Equity Holdings:	45

Annualized Portfolio Expense Ratio:***
Gross
Institutional Class:	2.36%
Investor Class:	2.61%	****

Net
Institutional Class:	0.95%
Investor Class:	1.20%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2016.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2016, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.95% of average daily net assets for the Institutional Class shares and 1.20% of average daily net assets for the Investor Class shares, at least through April 30, 2018.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Chautauqua Global Growth Fund
June 30, 2016 (Unaudited)

Total Returns

Since
For The Period Ended June 30, 2016	Inception(1)
Institutional Class Shares	-2.30%
Investor Class Shares	-2.40%
MSCI ACWI Index(2)	-0.45%

(1)	For the period from April 15, 2016 (inception date) through June 30, 2016.
(2)
The MSCI ACWI Index is a market-capitalization-weighted index maintained by MSCI, Inc. and designed to provide a broad measure of stock performance throughout the world. The MSCI ACWI Index includes both developed and emerging markets.  This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each Class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on both U.S. and non-U.S. stocks with medium to large market capitalizations and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  Under normal market conditions, the Fund will invest at least 40% of its total assets in non-U.S. companies. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.”  It is expected that the UK will exit the EU within two years; however, the exact timeframe for the UK’s exit is unknown.  There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict.  The negative impact could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues.  Geopolitical events, including those in Ukraine and the Middle East, may cause market disruptions.  The portfolio manager for the Fund has over 30 years of experience investing in the global markets and will attempt to minimize the negative impact of these events.  However, it is possible that these or other geopolitical events could have an adverse effect on the value of the Fund’s investments.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks

			% of
	Shares	Value	Net Assets
Alternative Carriers
Iliad SA (France)^	268	$54,100	1.7%
Apparel, Accessories & Luxury Goods
Lululemon Athletica, Inc. (Canada)*	1,698	125,414	4.0%
Asset Management & Custody Banks
Hargreaves Lansdown PLC (United Kingdom)^	8,715	145,376	4.6%
Julius Baer Group Ltd. (Switzerland)^	3,086	124,206	4.0%
		269,582	8.6%
Biotechnology
Regeneron Pharmaceuticals, Inc. (United States)*	259	90,450	2.9%
Cable & Satellite
Naspers Ltd. (South Africa)^	333	50,847	1.6%
Communications Equipment
Palo Alto Networks, Inc. (United States)*	258	31,641	1.0%
Computer Hardware
Apple, Inc. (United States)	651	62,236	2.0%
Data Processing & Outsourced Services
Wirecard AG (Germany)^	2,393	105,402	3.4%
Diversified Banks
Banco Santander SA (Spain)^	20,278	78,693	2.5%
Electronic Equipment & Instruments
Keyence Corp. (Japan)^	50	34,116	1.1%
Health Care Equipment
Athenahealth, Inc. (United States)*	568	78,390	2.5%
Olympus Corp. (Japan)^	776	28,977	0.9%
		107,367	3.4%
Health Care Services
Celgene Corp. (United States)*	668	65,885	2.1%
Integrated Oil & Gas
Galp Energia SGPS (Portugal)^	5,781	80,404	2.6%
Internet Retail
Amazon.com, Inc. (United States)*	160	114,499	3.7%
Ctrip.com International Ltd. (Cayman Islands)*	2,352	96,902	3.1%
Priceline.com, Inc. (United States)*	100	124,842	4.0%
		336,243	10.8%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Internet Software & Services
Alphabet, Inc. (United States)*	111	$78,092	2.5%
NAVER Corp. (Republic of Korea)^	94	58,235	1.9%
Salesforce.com, Inc. (United States)*	383	30,414	1.0%
Tencent Holdings Ltd. (Cayman Islands)^	4,006	91,896	2.9%
		258,637	8.3%
IT Consulting & Other Services
Alibaba Group Holding Ltd. (Cayman Islands)*	827	65,771	2.1%
MasterCard, Inc. – Class A (United States)	1,477	130,065	4.2%
		195,836	6.3%
Life & Health Insurance
AIA Group Ltd. (Hong Kong)^	12,598	75,761	2.4%
Life Sciences Tools & Services
Illumina, Inc. (United States)*	982	137,853	4.4%
Oil& Gas Exploration & Production
Antero Resources Corp. (United States)*	2,192	56,949	1.8%
Pioneer Natural Resources Co. (United States)	200	30,242	1.0%
		87,191	2.8%
Other Diversified Financial Services
The Charles Schwab Corp. (United States)	4,189	106,024	3.4%
Pharmaceuticals
Allergan PLC (Ireland)*	288	66,554	2.1%
Grifols SA (Spain)	2,961	49,360	1.6%
Novo Nordisk A/S (Denmark)	1,034	55,609	1.8%
Roche Holding AG (Switzerland)^	74	19,527	0.6%
Sinopharm Group Co. Ltd. (China)^	28,539	137,092	4.4%
		328,142	10.5%
Regional Banks
SVB Financial Group (United States)*	351	33,401	1.1%
Research & Consulting Services
Nielsen Holdings PLC (United Kingdom)	860	44,694	1.4%
Semiconductor Equipment
ARM Holdings PLC (United Kingdom)^	7,446	113,103	3.6%
ASML Holding NV (Netherlands)	303	30,061	1.0%
		143,164	4.6%
Semiconductors
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1,067	27,987	0.9%

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Common Stocks (cont.)

			% of
	Shares	Value	Net Assets
Specialty Chemicals
Croda International PLC (United Kingdom)^	537	$22,543	0.7%
The Sherwin-Williams Co. (United States)	110	32,304	1.0%
		54,847	1.7%
Systems Software
Adobe Systems, Inc. (United States)*	674	64,562	2.1%
Trading Companies & Distributors
Bunzl PLC (United Kingdom)^	1,003	30,862	1.0%
Total Common Stocks
(Cost $3,113,568)		3,081,341	98.6%
Short-Term Investments
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund,
Institutional Class, 0.39%«	126,655	126,655	4.1%
Short-Term Investments Trust – Liquid Assets
Portfolio, Institutional Class, 0.43%«	50,000	50,000	1.6%
Total Short-Term Investments
(Cost $176,655)		176,655	5.7%
Total Investments
(Cost $3,290,223)		3,257,996	104.3%
Liabilities in Excess of Other Assets		(133,982)	(4.3)%
TOTAL NET ASSETS		$3,124,014	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
^	Fair Valued Security – See Note 2a to Financial Statements
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Chautauqua Global Growth Fund
Schedule of Investments, June 30, 2016 (Unaudited)

Summary of Fair Value Exposure at June 30, 2016 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Fund’s financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$1,830,201	$1,251,140	$—	$3,081,341
Total Equity	1,830,201	1,251,140	—	3,081,341
Short-Term Investments
Money Market Mutual Funds	176,655	—	—	$176,655
Total Short-Term Investments	176,655	—	—	176,655
Total Investments*	$2,006,856	$1,251,140	$—	$3,257,996

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period. See the Fund’s valuation policy in Note 2a to the financial statements.

The accompanying notes are an integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2016 (Unaudited)

Example

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although the Funds do not charge any sales loads, redemption fees (with the exception of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund. See Note 9 to the financial statements), or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a  redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/16 – 6/30/16).

Actual Expenses

The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2016 (Unaudited)

Actual vs. Hypothetical Returns

For the Six Months Ended June 30, 2016

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)(2)	1/1/16	6/30/16	Period(1)(2)	6/30/16	Period(1)(2)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$ 987.50	$3.71	$1,021.13	$3.77
Investor Class	1.00%	$1,000.00	$ 984.90	$4.94	$1,019.89	$5.02

Baird MidCap Fund
Institutional Class	0.83%	$1,000.00	$1,026.00	$4.18	$1,020.74	$4.17
Investor Class	1.08%	$1,000.00	$1,024.40	$5.44	$1,019.49	$5.42

Baird Small/Mid
Cap Value Fund
Institutional Class	0.95%	$1,000.00	$1,041.00	$4.82	$1,020.14	$4.77
Investor Class	1.20%	$1,000.00	$1,039.90	$6.09	$1,018.90	$6.02

Baird SmallCap Value Fund
Institutional Class	1.00%	$1,000.00	$1,060.60	$5.12	$1,019.89	$5.02
Investor Class	1.25%	$1,000.00	$1,059.30	$6.40	$1,018.65	$6.27

Chautauqua International
Growth Fund
Institutional Class	0.95%	$1,000.00	$ 984.00	$1.98	$1,008.52	$2.01
Investor Class	1.20%	$1,000.00	$ 983.00	$2.50	$1,007.99	$2.53

Chautauqua Global
Growth Fund
Institutional Class	0.95%	$1,000.00	$ 977.00	$1.98	$1,008.52	$2.01
Investor Class	1.20%	$1,000.00	$ 976.00	$2.49	$1,007.99	$2.53

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 182 days and divided by 366 to reflect the one-half year period.
(2)
Expenses are equal to the annualized net expense ratio for the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund multiplied by the average account value over the period, multiplied by 77 days and divided by 366 to reflect the period since the Fund’s inception on April 15, 2016.

Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

			Baird
	Baird	Baird	Small/Mid
	LargeCap	MidCap	Cap Value
	Fund	Fund	Fund
ASSETS:
Investments, at value (cost $34,612,123,
$1,133,972,973 and $8,232,982, respectively)*	$35,528,879	$1,318,502,194	$8,547,420
Dividends receivable	27,786	378,899	21,050
Interest receivable	460	16,702	207
Receivable for investments sold	—	7,981,685	—
Receivable for Fund shares sold	29,300	1,521,903	—
Receivable from Advisor and Distributor	—	—	4,573
Uninvested cash	—	—	179,243
Prepaid expenses and other assets	16,995	533,098	24,527
Total assets	35,603,420	1,328,934,481	8,777,020
LIABILITIES:
Payable for securities purchased	—	12,850,365	—
Payable for Fund shares repurchased	2,403	1,291,413	—
Payable to Advisor and Distributor	6,408	1,390,880	—
Payable to directors	390	976	841
Accrued expenses and other liabilities	34,824	255,956	14,484
Total liabilities	44,025	15,789,590	15,325
NET ASSETS	$35,559,395	$1,313,144,891	$8,761,695
NET ASSETS CONSIST OF:
Capital stock	$35,765,105	$1,206,205,318	$8,649,499
Accumulated undistributed
net investment income (loss)	273,538	(905,595)	46,578
Accumulated net realized
loss on investments sold	(1,396,004)	(76,684,053)	(248,820)
Net unrealized appreciation
on investments	916,756	184,529,221	314,438
NET ASSETS	$35,559,395	$1,313,144,891	$8,761,695
INSTITUTIONAL CLASS SHARES
Net Assets	$34,963,593	$1,174,149,066	$8,733,505
Shares outstanding ($0.01 par value,
unlimited shares authorized)	4,422,701	76,347,029	881,322
Net asset value, offering and
redemption price per share	$7.91	$15.38	$9.91
INVESTOR CLASS SHARES
Net Assets	$595,802	$138,995,825	$28,190
Shares outstanding ($0.01 par value,
unlimited shares authorized)	75,861	9,443,401	2,848
Net asset value, offering and
redemption price per share	$7.85	$14.72	$9.90

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2016 (Unaudited)

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
ASSETS:
Investments, at value (cost $23,059,464,
$8,091,767 and $3,290,223, respectively)*	$27,324,467	$8,122,215	$3,257,996
Dividends receivable	98,728	8,816	3,821
Interest receivable	765	159	62
Receivable for investments sold	—	—	29,543
Receivable for Fund shares sold	26,000	1,553,588	—
Receivable from Advisor and Distributor	—	10,787	12,969
Prepaid expenses and other assets	17,174	911	890
Total assets	27,467,134	9,696,476	3,305,281
LIABILITIES:
Payable for securities purchased	—	1,120,930	143,625
Payable for Fund shares repurchased	18,318	1,666	—
Payable to Advisor and Distributor	9,792	—	—
Payable to directors	490	7,104	7,104
Accrued expenses and other liabilities	32,544	30,726	30,538
Total liabilities	61,144	1,160,426	181,267
NET ASSETS	$27,405,990	$8,536,050	$3,124,014
NET ASSETS CONSIST OF:
Capital stock	$23,500,209	$8,501,202	$3,161,119
Accumulated undistributed
net investment income	228,652	15,597	4,085
Accumulated net realized loss on investments
sold and foreign currency translations	(587,874)	(10,903)	(8,909)
Net unrealized appreciation/depreciation on:
Investments	4,265,003	30,448	(32,227)
Other assets and liabilities
denominated in foreign currency	—	(294)	(54)
NET ASSETS	$27,405,990	$8,536,050	$3,124,014
INSTITUTIONAL CLASS SHARES
Net Assets	$25,215,110	$8,498,388	$2,991,216
Shares outstanding ($0.01 par value,
unlimited shares authorized)	1,824,648	862,261	306,233
Net asset value, offering and
redemption price per share	$13.82	$9.86	$9.77
INVESTOR CLASS SHARES
Net Assets	$2,190,880	$37,662	$132,798
Shares outstanding ($0.01 par value,
unlimited shares authorized)	159,188	3,824	13,598
Net asset value, offering and
redemption price per share	$13.76	$9.85	$9.77

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2016 (Unaudited)

			Baird
	Baird	Baird	Small/Mid
	LargeCap	MidCap	Cap Value
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
of $0, $14,938 and $0, respectively)	$402,121	$4,208,961	$73,274
Interest	1,944	88,976	976
Total investment income	404,065	4,297,937	74,250
EXPENSES:
Investment advisory fees	112,409	4,557,180	23,480
Administration fees	3,289	46,535	3,924
Shareholder servicing fees	6,789	249,271	1,021
Fund accounting fees	6,524	30,989	3,293
Professional fees	18,665	19,722	15,925
Federal and state registration	21,126	45,669	19,000
Directors fees	23,695	25,172	20,340
Custody fees	3,425	13,333	3,442
Reports to shareholders	3,001	30,304	3,546
Miscellaneous expenses	96	544	295
Distribution expense – Investor Class Shares (Note 8)	724	184,813	27
Total expenses	199,743	5,203,532	94,293
Fee waiver by Advisor (Note 5)	(69,216)	—	(66,332)
Net expenses	130,527	5,203,532	27,961
NET INVESTMENT INCOME (LOSS)	273,538	(905,595)	46,289

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(757,868)	(47,817,057)	(209,466)
Change in unrealized appreciation on investments	43,594	78,200,218	509,140
Net realized and unrealized gain (loss) on investments	(714,274)	30,383,161	299,674
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$(440,736)	$29,477,566	$345,963

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2016 (Unaudited)

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund^	Growth Fund^
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
of $0, $1,985 and $715, respectively)	$341,954	$24,152	$8,931
Interest	4,381	396	176
Other income	910	14	—
Total investment income	347,245	24,562	9,107
EXPENSES:
Investment advisory fees	105,067	7,560	4,222
Administration fees	2,012	1,110	1,110
Shareholder servicing fees	7,460	2,405	2,405
Fund accounting fees	7,990	5,846	5,846
Professional fees	12,207	9,176	9,176
Federal and state registration	19,406	10,064	10,149
Directors fees	24,614	7,104	7,104
Custody fees	2,621	740	740
Reports to shareholders	3,842	1,036	1,036
Miscellaneous expenses	287	154	154
Distribution expense – Investor Class Shares (Note 8)	2,475	13	34
Total expenses	187,981	45,208	41,976
Fee waiver by Advisor (Note 5)	(61,901)	(36,243)	(36,954)
Net expenses	126,080	8,965	5,022
NET INVESTMENT INCOME	221,165	15,597	4,085

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	172,241	(6,900)	(6,950)
Net realized loss on foreign currency translations	—	(4,003)	(1,959)
Change in unrealized appreciation/depreciation
on investments and foreign currency translations	1,185,430	30,154	(32,281)
Net realized and unrealized gain (loss) on investments	1,357,671	19,251	(41,190)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$1,578,836	$34,848	$(37,105)

^	Inception of the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund was the close of business on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird LargeCap Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$273,538	$467,691
Net realized gain (loss) on investments	(757,868)	1,215,765
Change in unrealized appreciation/depreciation
on investments	43,594	(3,284,296)
Net decrease in net assets resulting from operations	(440,736)	(1,600,840)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,975,663	7,717,424
Shares issued to holders in reinvestment of distributions	—	2,431,224
Cost of shares redeemed	(3,226,503)	(10,040,992)
Net increase (decrease) in net assets resulting
from capital share transactions	(250,840)	107,656

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(469,154)
From net realized gains	—	(1,918,299)
Total Distributions	—	(2,387,453)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(6,047)
From net realized gains	—	(37,847)
Total Distributions	—	(43,894)

TOTAL DECREASE IN NET ASSETS	(691,576)	(3,924,531)

NET ASSETS:
Beginning of period	36,250,971	40,175,502
End of period (including accumulated undistributed
net investment income of $273,538 and $0, respectively)	$35,559,395	$36,250,971

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment loss	$(905,595)	$(2,768,264)
Net realized loss on investments	(47,817,057)	(27,744,335)
Change in unrealized appreciation/depreciation
on investments	78,200,218	(22,515,811)
Net increase (decrease) in net assets resulting from operations	29,477,566	(53,028,410)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	297,612,068	449,697,294
Shares issued to holders in reinvestment of distributions	—	1,614,082
Cost of shares redeemed	(233,070,074)	(293,658,295)
Net increase in net assets resulting
from capital share transactions	64,541,994	157,653,081

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net realized gains	—	(1,484,630)
Total Distributions	—	(1,484,630)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net realized gains	—	(278,941)
Total Distributions	—	(278,941)

TOTAL INCREASE IN NET ASSETS	94,019,560	102,861,100

NET ASSETS:
Beginning of period	1,219,125,331	1,116,264,231
End of period (including distributions in excess of
net investment income of $(905,595) and $0, respectively)	$1,313,144,891	$1,219,125,331

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird Small/Mid Cap Value Fund

	Six Months Ended	November 30, 2015^
	June 30, 2016	through
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$46,289	$7,703
Net realized loss on investments	(209,466)	(39,584)
Change in unrealized appreciation/depreciation
on investments	509,140	(194,702)
Net increase (decrease) in net assets resulting from operations	345,963	(226,583)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,758,304	4,960,000
Shares issued to holders in reinvestment of distributions	—	7,184
Cost of shares redeemed	(75,989)	—
Net increase in net assets resulting
from capital share transactions	3,682,315	4,967,184

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(7,158)
Total Distributions	—	(7,158)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(26)
Total Distributions	—	(26)

TOTAL INCREASE IN NET ASSETS	4,028,278	4,733,417

NET ASSETS:
Beginning of period	4,733,417	—
End of period (including accumulated undistributed
net investment income of $46,578 and $289, respectively)	$8,761,695	$4,733,417

^	Inception was the close of business on November 30, 2015.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015
OPERATIONS:
Net investment income	$221,165	$186,109
Net realized gain (loss) on investments	172,241	(676,064)
Change in unrealized appreciation/depreciation
on investments	1,185,430	(826,483)
Net increase (decrease) in net assets resulting from operations	1,578,836	(1,316,438)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,845,893	5,084,558
Shares issued to holders in reinvestment of distributions	—	133,162
Cost of shares redeemed	(2,145,307)	(4,171,336)
Net increase in net assets resulting
from capital share transactions	700,586	1,046,384

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(148,738)
Total Distributions	—	(148,738)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(8,071)
Total Distributions	—	(8,071)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,279,422	(426,863)

NET ASSETS:
Beginning of period	25,126,568	25,553,431
End of period (including accumulated undistributed
net investment income of $228,652 and $7,487, respectively)	$27,405,990	$25,126,568

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Chautauqua International Growth Fund

April 15, 2016^
through
June 30, 2016
(Unaudited)
OPERATIONS:
Net investment income	$15,597
Net realized loss on investments	(6,900)
Net realized loss on foreign currency translations	(4,003)
Change in unrealized appreciation on investments
and foreign currency translations	30,154
Net increase in net assets resulting from operations	34,848

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,514,809
Cost of shares redeemed	(13,607)
Net increase in net assets resulting from capital share transactions	8,501,202

TOTAL INCREASE IN NET ASSETS	8,536,050

NET ASSETS:
Beginning of period	—
End of period (including accumulated undistributed
net investment income of $15,597)	$8,536,050

^	Inception was the close of business on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets
Chautauqua Global Growth Fund

April 15, 2016^
through
June 30, 2016
(Unaudited)
OPERATIONS:
Net investment income	$4,085
Net realized loss on investments	(6,950)
Net realized loss on foreign currency translations	(1,959)
Change in unrealized depreciation on investments
and foreign currency translations	(32,281)
Net decrease in net assets resulting from operations	(37,105)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,174,809
Cost of shares redeemed	(13,690)
Net increase in net assets resulting from capital share transactions	3,161,119

TOTAL INCREASE IN NET ASSETS	3,124,014

NET ASSETS:
Beginning of period	—
End of period (including accumulated undistributed
net investment income of $4,085)	$3,124,014

^	Inception was the close of business on April 15, 2016.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2016(1)		Year Ended December 31,
	(Unaudited)		2015	2014	2013(1)	2012	2011
Per Share Data:
Net asset value,
beginning of period	$8.01		$8.93	$7.92	$9.86	$8.71	$8.93
Income from
investment operations:
Net investment income	0.06	(2)	0.10 (2)	0.09 (2)	0.03 (2)	0.04 (2)	0.01
Net realized and unrealized
gains (losses) on investments	(0.16)		(0.45)	1.10	3.16	1.15	(0.22)
Total from
investment operations	(0.10)		(0.35)	1.19	3.19	1.19	(0.21)
Less distributions:
Distributions from
net investment income	—		(0.11)	(0.08)	(0.04)	(0.04)	(0.01)
Distributions from
net realized gains	—		(0.46)	(0.10)	(5.09)	—	—
Total distributions	—		(0.57)	(0.18)	(5.13)	(0.04)	(0.01)
Net asset value, end of period	$7.91		$8.01	$8.93	$7.92	$9.86	$8.71
Total return	(1.25	)%(3)	(3.94)%	15.09%	32.68%	13.62%	(2.34)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$35.0		$35.6	$39.0	$28.0	$24.0	$20.5
Ratio of expenses
to average net assets	0.75	%(4)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses
to average net assets
(before waivers)	1.15	%(4)	1.11%	1.17%	1.24%	1.34%	1.35%
Ratio of net
investment income
to average net assets	1.59	%(4)	1.18%	1.08%	0.28%	0.37%	0.12%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	1.19	%(4)	0.82%	0.66%	(0.21)%	(0.22)%	(0.48)%
Portfolio turnover rate(5)	46.2	%(3)	86.5%	88.2%	127.7%	39.2%	38.2%
(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser. The Fund changed its subadviser to L2 Asset Management, LLC as of April 30, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s previous subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2016(1)		Year Ended December 31,
	(Unaudited)		2015	2014	2013(1)		2012	2011
Per Share Data:
Net asset value,
beginning of period	$7.97		$8.87	$7.87	$9.82		$8.68	$8.91
Income from
investment operations:
Net investment income (loss)	0.05	(2)	0.08 (2)	0.05 (2)	0.00	(2)(3)	0.01 (2)	(0.01)
Net realized and unrealized
gains (losses) on investments	(0.17)		(0.45)	1.12	3.14		1.15	(0.22)
Total from
investment operations	(0.12)		(0.37)	1.17	3.14		1.16	(0.23)
Less distributions:
Distributions from
net investment income	—		(0.07)	(0.07)	—		(0.02)	—
Distributions from
net realized gains	—		(0.46)	(0.10)	(5.09)		—	—
Total distributions	—		(0.53)	(0.17)	(5.09)		(0.02)	—
Net asset value, end of period	$7.85		$7.97	$8.87	$7.87		$9.82	$8.68
Total return	(1.51	)%(4)	(4.18)%	14.89%	32.34%		13.32%	(2.58)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$0.6		$0.6	$1.2	$0.2		$0.4	$0.2
Ratio of expenses
to average net assets	1.00	%(5)	1.00%	1.00%	1.00%		1.00%	1.00%
Ratio of expenses
to average net assets
(before waivers)	1.40	%(5)	1.36%	1.42%	1.49%		1.59%	1.60%
Ratio of net
investment income (loss)
to average net assets	1.34	%(5)	0.93%	0.83%	0.03%		0.12%	(0.13)%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	0.94	%(5)	0.57%	0.41%	(0.46)%		(0.47)%	(0.73)%
Portfolio turnover rate(6)	46.2	%(4)	86.5%	88.2%	127.7%		39.2%	38.2%

(1)	Effective December 23, 2013, Baird Kailash Group, LLC became the Fund’s subadviser. The Fund changed its subadviser to L2 Asset Management, LLC as of April 30, 2016.
(2)	Calculated using average shares outstanding during the period.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)
Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. The Baird LargeCap Fund’s portfolio turnover rate in 2013 was higher than previous years primarily due to the implementation of a new investment strategy for the Fund by Baird Kailash Group, LLC, the Fund’s previous subadviser.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015		2014		2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$14.99		$15.57		$15.00		$11.52	$9.98	$10.04
Income from
investment operations:
Net investment income (loss)	(0.01	)(1)	(0.03	)(1)	(0.03	)(1)	(0.01)	0.07 (1)	(0.01	)(1)
Net realized and unrealized
gains (losses) on investments	0.40		(0.53)		0.76		3.80	1.57	0.54
Total from
investment operations	0.39		(0.56)		0.73		3.79	1.64	0.53
Less distributions:
Distributions from
net investment income	—		—		—		—	(0.04)	—
Distributions from
net realized gains	—		(0.02)		(0.16)		(0.31)	(0.06)	(0.59)
Total distributions	—		(0.02)		(0.16)		(0.31)	(0.10)	(0.59)
Net asset value, end of period	$15.38		$14.99		$15.57		$15.00	$11.52	$9.98
Total return	2.60	%(2)	(3.59)%		4.85%		32.90%	16.49%	5.19%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,174.1		$1,035.0		$910.9		$286.1	$137.2	$40.9
Ratio of expenses
to average net assets	0.83	%(3)	0.80%		0.85%		0.85%	0.85%	0.85%
Ratio of expenses
to average net assets
(before waivers)	0.83	%(3)	0.80%		0.87%		0.87%	0.97%	1.21%
Ratio of net
investment income (loss)
to average net assets	(0.12	)%(3)	(0.18)%		(0.17)%		(0.04)%	0.65%	(0.10)%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.12	)%(3)	(0.18)%		(0.19)%		(0.06)%	0.53%	(0.46)%
Portfolio turnover rate(4)	29.4	%(2)	52.8%		37.3%		36.3%	29.5%	44.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2016		Year Ended December 31,
	(Unaudited)		2015		2014		2013	2012	2011
Per Share Data:
Net asset value,
beginning of period	$14.36		$14.96		$14.45		$11.13	$9.66	$9.76
Income from
investment operations:
Net investment income (loss)	(0.03	)(1)	(0.06	)(1)	(0.06	)(1)	(0.03)	0.04 (1)	(0.03	)(1)
Net realized and unrealized
gains (losses) on investments	0.39		(0.52)		0.73		3.66	1.52	0.52
Total from
investment operations	0.36		(0.58)		0.67		3.63	1.56	0.49
Less distributions:
Distributions from
net investment income	—		—		—		—	(0.03)	—
Distributions from
net realized gains	—		(0.02)		(0.16)		(0.31)	(0.06)	(0.59)
Total distributions	—		(0.02)		(0.16)		(0.31)	(0.09)	(0.59)
Net asset value, end of period	$14.72		$14.36		$14.96		$14.45	$11.13	$9.66
Total return	2.44	%(2)	(3.80)%		4.62%		32.62%	16.16%	4.93%
Supplemental data and ratios:
Net assets,
end of period (millions)	$139.0		$184.1		$205.4		$143.1	$84.1	$2.6
Ratio of expenses
to average net assets	1.08	%(3)	1.05%		1.10%		1.10%	1.10%	1.10%
Ratio of expenses
to average net assets
(before waivers)	1.08	%(3)	1.05%		1.12%		1.12%	1.22%	1.46%
Ratio of net
investment income (loss)
to average net assets	(0.37	)%(3)	(0.43)%		(0.42)%		(0.29)%	0.40%	(0.35)%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.37	)%(3)	(0.43)%		(0.44)%		(0.31)%	0.28%	(0.71)%
Portfolio turnover rate(4)	29.4	%(2)	52.8%		37.3%		36.3%	29.5%	44.8%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Institutional Class

	Six Months
	Ended		November 30, 2015^
	June 30, 2016		through
	(Unaudited)		December 31, 2015
Per Share Data:
Net asset value, beginning of period	$9.52		$10.00
Income from investment operations:
Net investment income	0.08	(1)	0.02	(1)
Net realized and unrealized gains (losses) on investments	0.31		(0.49)
Total from investment operations	0.39		(0.47)
Less distributions:
Distributions from net investment income	—		(0.01)
Total distributions	—		(0.01)
Net asset value, end of period	$9.91		$9.52
Total return	4.10	%(2)	(4.66	)%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$8.7		$4.7
Ratio of expenses to average net assets	0.95	%(3)	0.95	%(3)
Ratio of expenses to average net assets (before waivers)	3.21	%(3)	6.88	%(3)
Ratio of net investment income to average net assets	1.58	%(3)	1.96	%(3)
Ratio of net investment loss to average net assets (before waivers)	(0.68	)%(3)	(3.97	)%(3)
Portfolio turnover rate(4)	21.4	%(2)	14.7	%(2)

^	Inception was the close of business on November 30, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird Small/Mid Cap Value Fund – Investor Class

	Six Months
	Ended		November 30, 2015^
	June 30, 2016		through
	(Unaudited)		December 31, 2015
Per Share Data:
Net asset value, beginning of period	$9.52		$10.00
Income from investment operations:
Net investment income	0.07	(1)	0.01	(1)
Net realized and unrealized gains (losses) on investments	0.31		(0.48)
Total from investment operations	0.38		(0.47)
Less distributions:
Distributions from net investment income	—		(0.01)
Total distributions	—		(0.01)
Net asset value, end of period	$9.90		$9.52
Total return	3.99	%(2)	(4.67	)%(2)
Supplemental data and ratios:
Net assets, end of period (thousands)	$28.2		$19.0
Ratio of expenses to average net assets	1.20	%(3)	1.20	%(3)
Ratio of expenses to average net assets (before waivers)	3.46	%(3)	7.13	%(3)
Ratio of net investment income to average net assets	1.33	%(3)	1.71	%(3)
Ratio of net investment loss to average net assets (before waivers)	(0.93	)%(3)	(4.22	)%(3)
Portfolio turnover rate(4)	21.4	%(2)	14.7	%(2)

^	Inception was the close of business on November 30, 2015.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months					April 30, 2012^
	Ended					through
	June 30, 2016		Year Ended December 31,			December 31,
	(Unaudited)		2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$13.03		$13.82	$14.01	$10.20	$10.00
Income from investment operations:
Net investment income(1)	0.12		0.11	0.05	0.07	0.15
Net realized and unrealized
gains (losses) on investments	0.67		(0.82)	0.01	3.99	0.20
Total from investment operations	0.79		(0.71)	0.06	4.06	0.35
Less distributions:
Distributions from
net investment income	—		(0.08)	(0.05)	(0.05)	(0.12)
Distributions from net realized gains	—		—	(0.20)	(0.20)	(0.03)
Total distributions	—		(0.08)	(0.25)	(0.25)	(0.15)
Net asset value, end of period	$13.82		$13.03	$13.82	$14.01	$10.20
Total return	6.06	%(2)	(5.11)%	0.42%	39.85%	3.52	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$25.2		$23.1	$23.5	$19.0	$8.1
Ratio of expenses to average net assets	1.00	%(3)	1.00%	1.00%	1.00%	1.00	%(3)
Ratio of expenses to average
net assets (before waivers)	1.50	%(3)	1.51%	1.55%	2.02%	3.06	%(3)
Ratio of net investment income
to average net assets	1.81	%(3)	0.79%	0.36%	0.71%	2.32	%(3)
Ratio of net investment income (loss)
to average net assets (before waivers)	1.31	%(3)	0.28%	(0.19)%	(0.31)%	0.26	%(3)
Portfolio turnover rate(4)	26.6	%(2)	42.1%	41.9%	36.9%	24.6	%(2)

^	Inception was the close of business on April 30, 2012.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months					April 30, 2012^
	Ended					through
	June 30, 2016		Year Ended December 31,			December 31,
	(Unaudited)		2015	2014	2013	2012
Per Share Data:
Net asset value, beginning of period	$12.99		$13.78	$13.98	$10.19	$10.00
Income from investment operations:
Net investment income(1)	0.10		0.07	0.02	0.04	0.14
Net realized and unrealized
gains (losses) on investments	0.67		(0.81)	0.00 (2)	3.99	0.19
Total from investment operations	0.77		(0.74)	0.02	4.03	0.33
Less distributions:
Distributions from
net investment income	—		(0.05)	(0.02)	(0.04)	(0.11)
Distributions from net realized gains	—		—	(0.20)	(0.20)	(0.03)
Total distributions	—		(0.05)	(0.22)	(0.24)	(0.14)
Net asset value, end of period	$13.76		$12.99	$13.78	$13.98	$10.19
Total return	5.93	%(3)	(5.37)%	0.13%	39.58%	3.32	%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$2.2		$2.0	$2.1	$1.1	$0.2
Ratio of expenses to average net assets	1.25	%(4)	1.25%	1.25%	1.25%	1.25	%(4)
Ratio of expenses to average
net assets (before waivers)	1.75	%(4)	1.76%	1.80%	2.27%	3.31	%(4)
Ratio of net investment income
to average net assets	1.56	%(4)	0.54%	0.11%	0.46%	2.07	%(4)
Ratio of net investment income (loss)
to average net assets (before waivers)	1.06	%(4)	0.03%	(0.44)%	(0.56)%	0.01	%(4)
Portfolio turnover rate(5)	26.6	%(3)	42.1%	41.9%	36.9%	24.6	%(3)

^	Inception was the close of business on April 30, 2012.
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Institutional Class

	April 15, 2016^
	through
	June 30, 2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03	(1)
Net realized and unrealized loss on investments
and foreign currency translations	(0.17	)(2)
Total from investment operations	(0.14)
Less distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$9.86
Total return	(1.60	)%(3)
Supplemental data and ratios:
Net assets, end of period (millions)	$8.5
Ratio of expenses to average net assets	0.95	%(4)
Ratio of expenses to average net assets (before waivers)	4.80	%(4)
Ratio of net investment income to average net assets	1.66	%(4)
Ratio of net investment loss to average net assets (before waivers)	(2.19	)%(4)
Portfolio turnover rate(5)	7.0	%(3)

^	Inception was close of business on April 15, 2016.
(1)	Calculated using average shares outstanding during the period.
(2)
Due to timing of capital share transactions, the per share amount of net realized and unrealized loss on investments and foreign currency transactions varies from the amounts shown in the statement of operations.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua International Growth Fund – Investor Class

	April 15, 2016^
	through
	June 30, 2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.03	(1)
Net realized and unrealized loss on investments
and foreign currency translations	(0.18	)(2)
Total from investment operations	(0.15)
Less distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$9.85
Total return	(1.70	)%(3)
Supplemental data and ratios:
Net assets, end of period (thousands)	$37.6
Ratio of expenses to average net assets	1.20	%(4)
Ratio of expenses to average net assets (before waivers)	5.05	%(4)
Ratio of net investment income to average net assets	1.41	%(4)
Ratio of net investment loss to average net assets (before waivers)	(2.44	)%(4)
Portfolio turnover rate(5)	7.0	%(3)

^	Inception was close of business on April 15, 2016.
(1)	Calculated using average shares outstanding during the period.
(2)
Due to timing of capital share transactions, the per share amount of net realized and unrealized loss on investments and foreign currency transactions varies from the amounts shown in the statement of operations.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Institutional Class

	April 15, 2016^
	through
	June 30, 2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.02	(1)
Net realized and unrealized loss on investments
and foreign currency translations	(0.25)
Total from investment operations	(0.23)
Less distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$9.77
Total return	(2.30	)%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$3.0
Ratio of expenses to average net assets	0.95	%(3)
Ratio of expenses to average net assets (before waivers)	7.99	%(3)
Ratio of net investment income to average net assets	0.78	%(3)
Ratio of net investment loss to average net assets (before waivers)	(6.26	)%(3)
Portfolio turnover rate(4)	10.2	%(2)

^	Inception was close of business on April 15, 2016.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Chautauqua Global Growth Fund – Investor Class

	April 15, 2016^
	through
	June 30, 2016
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income	0.01	(1)
Net realized and unrealized loss on investments
and foreign currency translations	(0.24)
Total from investment operations	(0.23)
Less distributions:
Distributions from net investment income	—
Total distributions	—
Net asset value, end of period	$9.77
Total return	(2.40	)%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.1
Ratio of expenses to average net assets	1.20	%(3)
Ratio of expenses to average net assets (before waivers)	8.24	%(3)
Ratio of net investment income to average net assets	0.53	%(3)
Ratio of net investment loss to average net assets (before waivers)	(6.51	)%(3)
Portfolio turnover rate(4)	10.2	%(2)

^	Inception was close of business on April 15, 2016.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

1.      Organization

Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund, the Baird Small/Mid Cap Value Fund, the Baird SmallCap Value Fund, the Chautauqua International Growth Fund and the Chautauqua Global Growth Fund (each a “Fund” and collectively the “Funds”), six of the fifteen series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced with the sale of both Institutional and Investor Class Shares on December 29, 2000.  The Baird Small/Mid Cap Value Fund commenced with the sale of both Institutional and Investor Class Shares on November 30, 2015.  The Baird SmallCap Value Fund commenced with the sale of both Institutional and Investor Class Shares to the public on May 1, 2012.  The Chautauqua International Growth Fund and the Chautauqua Global Growth Fund commenced with the sale of both Institutional and Investor Class Shares to the public on April 18, 2016.  Institutional Class shares are not subject to a distribution and service (12b-1) fee, while Investor Class shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 8.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird Small/Mid Cap Value Fund seeks long-term growth of capital through investments in equity securities of small- to mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

The Chautauqua International Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

The Chautauqua Global Growth Fund seeks to provide long-term capital appreciation through investment in equity securities of both U.S. and non-U.S. companies with medium to large market capitalization.

On June 30, 2016, shareholders affiliated with the Advisor held 91% of the Institutional Class shares of the Baird LargeCap Fund, 3% of the Institutional Class shares of the Baird MidCap Fund, 66% of the Institutional Class shares of the Baird Small/Mid Cap Value Fund, 53% of the Institutional Class shares of the Baird SmallCap Value Fund, 28% of the Institutional Class shares of the Chautauqua International Growth Fund and 37% of the Institutional Class shares of the Chautauqua Global Growth Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service,

Notes to the Financial Statements
June 30, 2016 (Unaudited)

2.	Significant Accounting Policies (cont.)

does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their evaluated bid prices as provided by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with maturities of 60 days or less are valued as described above unless an evaluated price is not available, in which case such security is valued at acquisition cost, plus or minus any amortized discount or premium (“amortized cost”), or, if the Advisor does not believe amortized cost is reflective of the value of the security, the security is priced at fair value as described below.  Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

The Chautauqua International Growth and Chautauqua Global Growth Funds have retained an independent fair value pricing service to assist in valuing foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the Fund calculates its NAV. The fair value pricing service uses statistical data based on historical performance of securities and markets, and other data in developing factors used to estimate fair value for that day.

b)
Foreign Securities – For purposes of these financial statements, foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events

Notes to the Financial Statements
June 30, 2016 (Unaudited)

2.	Significant Accounting Policies (cont.)

that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities owned by the Funds as of June 30, 2016 are traded directly on the New York Stock Exchange or NASDAQ or through an American Depository Receipt (ADR).

c)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax expense to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2015, or for any other tax years which are open for exam.  As of June 30, 2016, open tax years include the tax years ended December 31, 2012 through 2015.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the period, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets or are divided equally amongst the Funds.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date net of withholding taxes, if any, and interest income is recognized on an accrual basis.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

i)
Recent Accounting Pronouncement – In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”.  The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for

Notes to the Financial Statements
June 30, 2016 (Unaudited)

2.	Significant Accounting Policies (cont.)

investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management has evaluated this standard and determined it will not affect the Baird Funds.

3.	Capital Share Transactions

The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird LargeCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	387,538	$2,900,466	Shares sold	10,085	$75,197
Shares redeemed	(414,173)	(3,151,937)	Shares redeemed	(9,705)	(74,566)
Net decrease	(26,635)	$(251,471)	Net increase	380	$631
Shares Outstanding:			Shares Outstanding:
Beginning of period	4,449,336		Beginning of period	75,481
End of period	4,422,701		End of period	75,861

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	741,344	$6,555,160	Shares sold	129,900	$1,162,264
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	295,843	2,387,452	of dividends	5,451	43,772
Shares redeemed	(949,026)	(8,371,963)	Shares redeemed	(196,702)	(1,669,029)
Net increase	88,161	$570,649	Net decrease	(61,351)	$(462,993)
Shares Outstanding:			Shares Outstanding:
Beginning of year	4,361,175		Beginning of year	136,832
End of year	4,449,336		End of year	75,481

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Baird MidCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	19,309,632	$284,179,371	Shares sold	955,558	$13,432,697
Shares redeemed	(12,003,656)	(174,066,898)	Shares redeemed	(4,329,517)	(59,003,176)
Net increase	7,305,976	$110,112,473	Net decrease	(3,373,959)	$(45,570,479)
Shares Outstanding:			Shares Outstanding:
Beginning of period	69,041,053		Beginning of period	12,817,360
End of period	76,347,029		End of period	9,443,401

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	24,895,673	$397,319,033	Shares sold	3,431,190	$52,378,261
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	88,675	1,340,418	of dividends	18,891	273,664
Shares redeemed	(14,443,816)	(227,556,679)	Shares redeemed	(4,362,243)	(66,101,616)
Net increase	10,540,532	$171,102,772	Net decrease	(912,162)	$(13,449,691)
Shares Outstanding:			Shares Outstanding:
Beginning of year	58,500,521		Beginning of year	13,729,522
End of year	69,041,053		End of year	12,817,360

Baird Small/Mid Cap Value Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	394,145	$3,750,304	Shares sold	845	$8,000
Shares redeemed	(8,129)	(75,989)	Shares redeemed	—	—
Net increase	386,016	$3,674,315	Net increase	845	$8,000
Shares Outstanding:			Shares Outstanding:
Beginning of period	495,306		Beginning of period	2,003
End of period	881,322		End of period	2,848

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Baird Small/Mid Cap Value Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Period Ended			Period Ended
	December 31, 2015^			December 31, 2015^
	Shares	Amount		Shares	Amount
Shares sold	494,559	$4,940,000	Shares sold	2,000	$20,000
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	747	7,158	of dividends	3	26
Net increase	495,306	$4,947,158	Net increase	2,003	$20,026
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	495,306		End of period	2,003

^ Inception was the close of business on November 30, 2015.

Baird SmallCap Value Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	212,977	$2,697,411	Shares sold	11,256	$148,482
Shares redeemed	(164,008)	(2,078,556)	Shares redeemed	(4,970)	(66,751)
Net increase	48,969	$618,855	Net increase	6,286	$81,731
Shares Outstanding:			Shares Outstanding:
Beginning of period	1,775,679		Beginning of period	152,902
End of period	1,824,648		End of period	159,188

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2015			December 31, 2015
	Shares	Amount		Shares	Amount
Shares sold	340,633	$4,606,208	Shares sold	35,000	$478,350
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	9,857	129,529	of dividends	277	3,633
Shares redeemed	(272,018)	(3,706,223)	Shares redeemed	(34,792)	(465,113)
Net increase	78,472	$1,029,514	Net increase	485	$16,870
Shares Outstanding:			Shares Outstanding:
Beginning of year	1,697,207		Beginning of year	152,417
End of year	1,775,679		End of year	152,902

Notes to the Financial Statements
June 30, 2016 (Unaudited)

3.  Capital Share Transactions (cont.)

Chautauqua International Growth Fund^
Institutional Class Shares			Investor Class Shares
	Period Ended			Period Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	863,614	$8,477,455	Shares sold	3,824	$37,354
Shares redeemed	(1,353)	(13,607)	Shares redeemed	—	—
Net increase	862,261	$8,463,848	Net increase	3,824	$37,354
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	862,261		End of period	3,824

^ Inception was the close of business on April 15, 2016.

Chautauqua Global Growth Fund^
Institutional Class Shares			Investor Class Shares
	Period Ended			Period Ended
	June 30, 2016			June 30, 2016
	Shares	Amount		Shares	Amount
Shares sold	307,617	$3,040,809	Shares sold	13,598	$134,000
Shares redeemed	(1,384)	(13,690)	Shares redeemed	—	—
Net increase	306,233	$3,027,119	Net increase	13,598	$134,000
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	306,233		End of period	13,598

^   Inception was the close of business on April 15, 2016.

4.  Investment Transactions and Income Tax Information

During the six months ended June 30, 2016, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap	MidCap	Small/Mid Cap
	Fund	Fund	Value Fund
Purchases:	$15,818,953	$396,304,127	$4,632,295
Sales:	$17,063,823	$348,532,102	$1,178,071

	Baird	Chautauqua	Chautauqua
	SmallCap	International	Global
	Value Fund	Growth Fund	Growth Fund
Purchases:	$6,520,396	$7,090,319	$3,403,507
Sales:	$6,082,817	$366,567	$282,970

The Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, and Baird SmallCap Value Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2016.  The Chautauqua International Growth Fund and Chautauqua Global Growth Fund did not purchase or sell U.S. Government securities during the period April 15, 2016 through June 30, 2016.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

4.  Investment Transactions and Income Tax Information (cont.)

At December 31, 2015, accumulated earnings/losses on a tax basis were as follows:

			Baird
	Baird	Baird	Small/Mid	Baird
	LargeCap	MidCap	Cap	SmallCap
	Fund	Fund	Value Fund	Value Fund
Cost of Investments	$35,712,019	$1,117,935,880	$4,925,435	$22,030,410
Gross unrealized appreciation	2,943,658	181,880,311	29,694	4,551,108
Gross unrealized depreciation	(2,397,998)	(76,205,148)	(224,396)	(1,477,718)
Net unrealized
appreciation (depreciation)	$545,660	$105,675,163	$(194,702)	$3,073,390
Undistributed ordinary income	—	—	289	7,487
Total distributable earnings	$—	$—	$289	$7,487
Other accumulated losses	(310,635)	(28,213,156)	(39,354)	(753,932)
Total accumulated earnings (losses)	$235,025	$77,462,007	$(233,767)	$2,326,945

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2015, Baird LargeCap Fund elected to defer capital losses occurring between November 1, 2015 and December 31, 2015 in the amount of $181,372.

To the extent the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryovers.  At December 31, 2015, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss		Year of
	Carryover	Character	Expiration
Baird MidCap Fund	$28,213,156	Short-Term	Indefinitely
Baird Small/Mid Cap Value Fund	39,354	Short-Term	Indefinitely
Baird SmallCap Value Fund	528,085	Short-Term	Indefinitely
	225,847	Long-Term	Indefinitely

During the six months ended June 30, 2016, the Funds did not pay any distributions.

During the year ended December 31, 2015, the Funds paid the following distributions:

	Ordinary Income Dividends	Long-Term Capital Gain
Baird LargeCap Fund	$1,286,082	$1,145,265
Baird MidCap Fund	1,763,571	—
Baird Small/Mid Cap Value Fund	7,184	—
Baird SmallCap Value Fund	156,809	—

Notes to the Financial Statements
June 30, 2016 (Unaudited)

4.  Investment Transactions and Income Tax Information (cont.)

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2015.  To the extent necessary to fully distribute such capital gains, the Baird LargeCap Fund designated earnings and profits distributed to shareholders on the redemption of shares.

5.  Investment Advisory and Other Agreements

The Funds have entered into Investment Advisory Agreements with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreements, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund, 0.80% for the Baird Small/Mid Cap Value Fund, 0.85% for the Baird SmallCap Value Fund, 0.80% for the Chautauqua International Growth Fund and 0.80% for the Chautauqua Global Growth Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

Baird has entered into a Sub-Advisory Agreement with L2 Asset Management, LLC (“L2”), pursuant to which L2 acts as subadvisor to the Baird LargeCap Fund (the “Sub-Advisory Agreement”).  Baird is responsible for paying L2 a sub-advisory fee equivalent to a percentage of the net advisory fee received by the Advisor from the Fund which is calculated daily at the annual rate of 0.65% of the average daily net assets of the Fund and paid monthly after giving effect for the expense cap/reimbursement agreement between the Advisor and the Company on behalf of the LargeCap Fund.

The percentage of sub-advisory fee is subject to increase based on the assets managed by the Subadvisor on behalf of the Advisor as follows:

Market Value of
% Net Advisory Fee	Assets Managed by L2
50%	Less than $3 billion
60%	Between $3 billion and $5 billion
70%	Greater than $5 billion

For the six months ended June 30, 2016 and through April 30, 2017 for the Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund and Baird SmallCap Value Fund, and through April 30, 2018 for the Chautauqua International Growth Fund and Chautauqua Global Growth Fund, the Advisor has contractually agreed to waive its investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird Small/Mid Cap Value Fund	0.95%	1.20%
Baird SmallCap Value Fund	1.00%	1.25%
Chautauqua International Growth Fund	0.95%	1.20%
Chautauqua Global Growth Fund	0.95%	1.20%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

Notes to the Financial Statements
June 30, 2016 (Unaudited)

5.  Investment Advisory and Other Agreements (cont.)

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
	2016	2015	2014	2013
Reimbursed/Absorbed Expenses Subject
to be Recovered by Advisor Until:	2019	2018	2017	2016
Baird LargeCap Fund	$69,216	$143,538	$140,955	$136,768
Baird Small/MidCap Value Fund	$66,332	$23,659	N/A	N/A
Baird SmallCap Value Fund	$61,901	$131,370	$131,933	$133,188
Chautauqua International Growth Fund	$36,243	N/A	N/A	N/A
Chautauqua Global Growth Fund	$36,954	N/A	N/A	N/A

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. (“U.S. Bank”) serves as custodian for the Funds.  U.S. Bank may be considered an “affiliated person” of the Funds for purposes of the 1940 Act as a result of U.S. Bank’s fiduciary accounts for which it has investment authority and/or voting authority collectively acquiring 5% or more of the shares of the Baird Aggregate Bond Fund, a separate series of the Company.  In such a case, USBFS would be an affiliated person of an affiliated person (or a “second tier” affiliate) of the Funds.  Effective March 9, 2016, U.S. Bank was not considered an “affiliated person” of the Funds for purposes of the 1940 Act.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund for the six months ended June 30, 2016.

6.  Securities Lending

Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in  a securities lending program administered by U.S. Bank N.A., the Funds’ custodian and an affiliate of USBFS, the Funds’ transfer  agent and administrator.  The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2016, none of the Funds had securities on loan.  When a Fund engages in securities lending, loaned securities are collateralized by cash equivalents. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The Funds receive cash as collateral in return for securities lent as part of a securities lending program. The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act).

Notes to the Financial Statements
June 30, 2016 (Unaudited)

6.  Securities Lending (cont.)

The interest income earned by the Funds, if any, on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations. The Funds did not participate in the securities lending program during the six months ended June 30, 2016.

7.  Line of Credit

The Corporation maintains an uncommitted, senior secured and unsecured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  The unsecured line of credit is available to the Funds for any period during which U.S. Bank is an affiliate of the Funds.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.50% for the first six months of 2016). For the six months ended June 30, 2016, the Funds did not borrow on the LOC.

8.  Distribution and Shareholder Service Plan

The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund incurred $724, $184,813, $27, $2,475, $13 and $34, respectively, in fees pursuant to the Plan during the six months ended June 30, 2016.

9.  Redemption Fees

A redemption fee of 2.00% will be assessed on Institutional and Investor Class shares of the Chautauqua International Growth Fund and Chautauqua Global Growth Fund if redeemed (including in connection with an exchange) 90 days or less from their date of purchase, determined on a first-in, first-out (“FIFO”) basis.  The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.  There were no redemption fees charged by the Chautauqua International Growth Fund or Chautauqua Global Growth Fund for the period ended June 30, 2016.  The Baird LargeCap Fund, Baird MidCap Fund, Baird Small/ Mid Cap Value Fund and Baird SmallCap Value Fund do not charge redemption fees.

10.  Special Meeting of Baird LargeCap Fund Shareholders

A special meeting of the shareholders of the Baird LargeCap Fund (the “LargeCap Fund”), a series of Baird Funds, Inc. (the “Corporation”), was held at the offices of the Corporation at 777 East Wisconsin Avenue, 29th Floor, Milwaukee, Wisconsin 53202 on Friday, April 22, 2016, at 8:00 a.m. (Central Time). The special meeting was held pursuant to notice to all shareholders of record as of the close of business on February 29, 2016. The purpose of the special meeting was to consider the approval of a new subadvisory agreement between the Advisor and L2 Asset Management, LLC, the proposed new subadvisor to the LargeCap Fund. The proposal was more fully described in the LargeCap Fund’s proxy statement dated March 9, 2016 (“Proxy Statement”). At the special meeting, the shareholders of the LargeCap Fund voted unanimously to approve the proposal. A report of the votes cast is set forth below.

Proposal	For	Against	Abstain
To approve a new subadvisory agreement between
the Advisor and L2 Asset Management, LLC	4,162,845	0	0

Notes to the Financial Statements
June 30, 2016 (Unaudited)

11.  Subsequent Event

In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2016 through the date the financial statements were issued.  There were no subsequent events since June 30, 2016 that would require adjustment to or additional disclosure in these financial statements.

Baird Funds, Inc.

Disclosure Regarding the Board of Directors’ Approval of the Subadvisory Agreement for the Baird LargeCap Fund

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”), including the directors who are not “interested persons” of the Corporation within the meaning of the Investment Company Act of 1940 (the “Independent Directors”), met on February 23, 2016 to consider the approval of a new subadvisory agreement between Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) and L2 Asset Management, LLC (“L2”) with respect to the Baird LargeCap Fund (the “Fund”) (the “Subadvisory Agreement”).  The Advisor recommended that L2 replace the Fund’s existing subadvisor, Baird Kailash Group, LLC (“Baird Kailash”). The Board reviewed and discussed various information that had been provided with respect to the Subadvisory Agreement.  The Board considered information relevant to its consideration of the Subadvisory Agreement including a copy of the Subadvisory Agreement, information regarding the Advisor’s recommendation of L2 as the subadvisor to the Fund, the fees proposed to be paid by the Advisor to L2, information regarding L2’s investment strategy and financial condition and other information in response to a request for information sent to L2 and the Advisor on behalf of the Board.  The Board discussed the Subadvisory Agreement and the response to the Board’s request with representatives of the Advisor and Matthew J. Malgari and Sanjeev Bhojraj, the proposed portfolio managers for the Fund.  Mr. Malgari and Dr. Bhojraj also discussed the firm’s investment strategy, personnel, compliance program and operations.  The Board also reviewed the proposed fee schedule under the Subadvisory Agreement, noting that the Advisor would pay L2 50% of the net management fee received from the Advisor from the Fund, subject to increase based on the assets managed by L2 on behalf of the Advisor.

The Board, with the assistance of the Corporation’s legal counsel, considered their legal responsibilities and other factors deemed to be relevant, including, but not limited to, the following: (1) the fact that Mr. Malgari will continue to manage the Fund as lead portfolio manager and that Dr. Bhojraj will be added as a co-portfolio manager; (2) the subadvisory fee to be paid to L2 by the Advisor under the Subadvisory Agreement; (3) the fact that the subadvisory services under the Subadvisory Agreement and the existing subadvisory agreement between the Advisor and Baird Kailash are substantially similar; (4) the fact that the replacement of Baird Kailash with L2 is expected to result in organizational and operational efficiencies without any changes to the Fund’s investment objective, strategy, fees or expenses; (5) the fact that Mr. Malgari and Dr. Bhojraj have strong investment experience; and (6) the fact that L2 has sufficient financial resources to conduct investment operations.  The Board also considered the Advisor’s responsibilities in overseeing L2 as subadvisor to the Fund and noted that L2 is unaffiliated with the Advisor.  The Board also reviewed and analyzed various other factors with respect to the Fund that it determined were relevant, including the factors below, and made the following conclusions.  In their deliberations, the Board did not identify any single factor as determinative but considered all factors together.

Nature, Extent and Quality of Services to be Provided by L2

The Board considered L2’s organization, qualification and background, as well as the qualifications of its personnel, and the expertise of L2 and its affiliate, Kailash Capital, LLC (“Kailash Capital”), in developing and implementing investment methodologies to select stocks for the Fund.  The Board considered L2’s investment process and analytical/research capabilities.  The Board also considered the experience of the investment professionals of L2 who would continue to provide the fundamental analyses and quantitative methodologies behind the investment model employed by the Fund through a licensing agreement with Kailash Capital.  The Board noted that Mr. Malgari will continue to serve as the Fund’s lead portfolio manager and that Dr. Bhojraj, the proposed co-manager, had previously provided services to the Fund through the development of Kailash Capital’s methodologies, models and intellectual property.  The Board concluded that the nature, extent and quality of the services to be provided by L2 to the Fund were appropriate and that the Fund was likely to benefit from services provided by L2 under the Subadvisory Agreement.

Baird Funds, Inc.

Disclosure Regarding the Board of Directors’ Approval of the Subadvisory Agreement for the Baird LargeCap Fund (cont.)

Investment Performance of the Fund and L2

The Board reviewed and considered the performance data for the Fund for the periods ended December 31, 2015.  The Board noted that while L2 was proposed to replace Baird Kailash as subadvisor to the Fund, Mr. Malgari would continue to serve as lead portfolio manager using the same quantitative and fundamental investment methodologies and focus on large cap companies.  The Board considered the Fund’s performance results for the period during which Mr. Malgari served as portfolio manager, and noted that the Fund outperformed the S&P 500 Index (the “Index”) for the year ended December 31, 2014 and underperformed the Index for the year ended December 31, 2015.  After considering Mr. Malgari’s explanation for the Fund’s underperformance for the year ended December 31, 2015, the Board concluded that the Fund and its shareholders were likely to benefit from L2’s management.

Subadvisory Fees

The Board considered the proposed fee payable under the Subadvisory Agreement, noting that the fee would be paid by the Advisor (not the Fund) and therefore would not impact the fees paid by the Fund.  The Board also reviewed information regarding L2’s fee schedules for the two private funds managed by L2.  The Board determined that the subadvisory fee was appropriate.

Costs of Services to be Provided and Profitability

The Board did not consider the cost of services to be provided by L2 under the Subadvisory Agreement because it did not view this factor as relevant given that the subadvisory fee is paid by the Advisor.

Economies of Scale and Fee Levels Reflecting Those Economies

Because the subadvisory fee is not paid by the Fund, the Board did not consider whether the fees should reflect any potential economies of scale that might be realized as the Fund assets increase.

Benefits to be Derived from the Relationship with the Fund

The Board noted that under the Subadvisory Agreement, L2 is entitled to receive research products and services received from unaffiliated broker dealers who execute portfolio trades for the Fund.  The Board noted that L2 uses research from Kailash Capital under a licensing agreement paid for in hard dollars and therefore is unlikely to benefit from third-party research.  The Board considered that L2 may benefit from its association with the Fund in terms of name recognition and asset growth in other products managed by L2.  The Board also noted that Kailash Capital (an affiliate of L2) receives fees from the Advisor for allowing the Advisor to use Kailash Capital’s investment methodologies, monthly ranking files and other intellectual property in generating research for the Advisor’s institutional equity trading clients.  The Board concluded that the other benefits to be realized by L2 from its relationship with the Fund were appropriate.

Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the Subadvisory Agreement, the directors, including all of the Independent Directors, concluded that the approval of the Subadvisory Agreement was in the best interest of the Fund and its shareholders.

Baird Funds, Inc.

Disclosure Regarding the Board of Directors’ Approval of the Investment Advisory Agreement for Chautauqua International Growth and Chautauqua Global Growth Funds

The Board of Directors (the “Board”) of Baird Funds, Inc. (the “Corporation”), including the directors who are not “interested persons” of the Corporation within the meaning of the Investment Company Act of 1940 (the “Independent Directors”), met on February 23, 2016 to consider the approval of the investment advisory agreement between Robert W. Baird & Co. Incorporated (the “Advisor”) and the Corporation on behalf of the Chautauqua Global Growth Fund (the “Global Growth Fund”) and the Chautauqua International Growth Fund (the “International Growth Fund” and, together with the Global Growth Fund, the “Funds”), each a new portfolio of the Corporation.

The Board discussed the advisory agreement and various aspects of the response to the Board’s request for information from the Advisor with Brian Beitner, Chief Investment Officer of Chautauqua Capital Management (“CCM”), a division of the Advisor, and the portfolio manager of the Funds.  The Board reviewed and discussed the information that had been provided with respect to the investment advisory agreement, including the amendments to the investment advisory agreement, the memorandum provided by legal counsel discussing the Board’s fiduciary obligations and factors the Board should assess in considering the approval of the investment advisory agreement, information in response to the request from the Board from the Advisor, the proposed advisory fee and expense ratios, and other pertinent information.  In considering the investment advisory agreement, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.  The Board noted that it had received extensive information about the Funds’ proposed investment strategies, prior performance for the international and global strategies and information about the members of CCM’s investment team at a previous meeting with Mr. Beitner held on November 30, 2015.

Based on their review, the Board concluded that it was in the best interests of the Funds to approve the investment advisory agreement.  In deciding to approve the investment advisory agreement for the Funds, the Board did not identify any single factor as determinative but considered all factors together.

Nature, Extent and Quality of Services to be Provided to the Funds

The Board analyzed the nature, extent and quality of the services to be provided by the Advisor to each Fund.  The Board discussed the experience and resources of the Advisor, as well as the qualifications of the CCM team.  The Board noted that the Funds’ proposed portfolio manager, Mr. Beitner, has extensive experience in international investing and a long career in the financial services industry.  The Board further noted that the Advisor, in its capacity as a registered broker-dealer, was proposed to serve as distributor and principal underwriter of shares of the Funds and would assist in marketing the Funds.  The Board also considered other services the Advisor would provide the Funds, such as providing compliance support and overseeing the Funds’ other service providers.  The Board concluded that the nature, extent and quality of the services to be provided by the Advisor to the Funds were appropriate and that each Fund was likely to benefit from services provided under the investment advisory agreement.

Investment Performance

Because the Funds had not yet commenced operations, the Board did not consider any performance information with respect to the Funds.  The Board reviewed the composite performance for the international growth equity and global growth equity strategies for the periods ended December 31, 2015 and concluded that the CCM team appeared to have an effective investment process for each strategy.  The Board concluded that although past performance is not a guarantee of future results, each Fund and its shareholders were likely to benefit from the Advisor’s management.

Baird Funds, Inc.

Disclosure Regarding the Board of Directors’ Approval of the Investment Advisory Agreement for Chautauqua International Growth and Chautauqua Global Growth Funds (cont.)

Expense Information

The Board examined the proposed fee and expense information for each Fund, including a comparison of such information to other mutual funds in the respective Morningstar category.  The Board considered that the Advisor has agreed to a contractual expense limitation for each Fund through at least April 30, 2018.  The Board noted that the Global Growth Fund’s proposed advisory fee was slightly below the Morningstar category average and median and the Fund’s total expense ratio for the Institutional Class and Investor Class was below the category median and average, taking into effect the expense cap agreement.  With respect to the International Growth Fund, the Fund’s proposed advisory fee was the same or slightly above the Morningstar category average and median and the Fund’s total expense ratio for the Institutional Class and Investor Class was below the category median and average, taking into effect the expense cap agreement.

The Board also reviewed and considered the advisory fees charged to CCM’s other investment advisory clients in similar strategies as well as private limited partnerships managed by CCM and found that the proposed advisory fee was 20 basis points (or 0.20%) less than what CCM charges on the first $50 million for both separately managed accounts and private limited partnerships.  The Board also considered the subadvisory fees received by CCM with respect to two registered investment company portfolios, but did not deem them to be relevant due to the differences in services provided.  The Board recognized the extent of the significant additional services to be provided to the Funds that the Advisor does not provide to separate account, private limited partnership and subadvisory clients, such as certain administrative services, oversight of the Funds’ other service providers, director support, risk management, regulatory compliance, valuation and various other services.

Costs of Services Provided and Profitability

The Board reviewed updated information about the financial condition of the Advisor.  As part of its review at the August 27, 2015 meeting, the Board had reviewed the Advisor’s annual report and determined that the financial condition was sound.  The Board did not consider any specific information regarding the costs of services to be provided or the profits the Advisor might realize because the Funds had not yet commenced operations.

In light of all of the information that it received and considered, the Board concluded that the proposed advisory fee and total expense ratio of the Funds were reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

Because the Funds had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in the Funds’ assets.

Benefits to be Derived from the Relationship with the Funds

The Board considered other potential benefits to the Advisor from serving as advisor to the Funds (in addition to the advisory fee).  The Board noted that the Advisor may derive ancillary benefits from its association with the Funds in the form of research products and services received from unaffiliated broker-dealers who execute portfolio trades for the Funds.  The Board noted that the “Baird” name may be more broadly disseminated given the national nature of the mutual fund business, which could result in growth in the Advisor’s asset management business. The Board concluded that other benefits that may be realized by the Advisor from its relationship with the Funds were appropriate.

Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the investment advisory agreement, the directors, including all of the Independent Directors, concluded that the approval of the investment advisory agreement was in the best interest of each Fund.

Additional Information

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
Grant Thornton Tower
171 N. Clark Street, Suite 200
Chicago, IL 60601

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

(a)
The complete Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird LargeCap Fund, Baird MidCap Fund, Baird Small/Mid Cap Value Fund, Baird SmallCap Value Fund, Chautauqua International Growth Fund and Chautauqua Global Growth Fund are included as part of the report to shareholders filed under Item 1.  The Summary Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period for the Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are included as part of the report to shareholders filed under Item 1. The complete Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period for Baird Ultra Short Bond Fund, Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, Baird Core Plus Bond, Baird Short-Term Municipal Bond Fund, Baird Quality Intermediate Municipal Bond Fund and Baird Core Intermediate Municipal Bond Fund are listed below.

Baird Ultra Short Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds,
0.625%, 05/31/2017	$11,000,000	$11,009,878
2.375%, 07/31/2017	34,200,000	34,875,997
		45,885,875	20.1%
Corporate Bonds
Finance
ABN AMRO Bank NV:
1.434%, 10/28/2016 (Acquired 01/03/2014 through 10/03/2014, Cost $325,204) * f ∞	325,000	325,577
4.250%, 02/02/2017 (Acquired 11/16/2015, Cost $251,891) * f	248,000	252,298
Aetna, Inc.,
1.307%, 12/08/2017 ∞	2,000,000	2,002,910
American Express Bank FSB,
6.000%, 09/13/2017	2,000,000	2,107,006
American International Group, Inc.,
5.600%, 10/18/2016	1,500,000	1,518,540
Australia and New Zealand Banking Group Ltd.,
1.073%, 01/16/2018 (Acquired 01/12/2015, Cost $1,000,000) * f ∞	1,000,000	998,643
Banco Santander-Chile,
1.529%, 04/11/2017 (Acquired 04/08/2014, Cost $200,000) * f ∞	200,000	199,750
Bank of America NA,
5.300%, 03/15/2017	2,000,000	2,053,934
Bank of Montreal,
1.229%, 04/09/2018 f ∞	1,095,000	1,097,047
Barclays Bank PLC,
Class 1, 5.000%, 09/22/2016 f	1,200,000	1,210,170
BB&T Corp.,
1.297%, 02/01/2019 ∞	880,000	882,057
BNP Paribas SA,
1.092%, 05/07/2017 f ∞	1,000,000	999,969
BOKF NA,
1.316%, 05/15/2017 ∞	250,000	249,474
BPCE,
1.480%, 02/10/2017 f ∞	500,000	501,723
Caisse Centrale Desjardins:
1.006%, 09/12/2017 (Acquired 05/26/2016, Cost $99,645) * f ∞	100,000	99,632
1.303%, 01/29/2018 (Acquired 01/26/2015, Cost $1,000,000) * f ∞	1,000,000	997,325
Capital One Financial Corp.:
3.150%, 07/15/2016	1,015,000	1,015,578
6.150%, 09/01/2016	150,000	151,167
Capital One NA,
1.313%, 02/05/2018 ∞	500,000	499,608
Citigroup, Inc.,
1.198%, 03/10/2017 ∞	1,500,000	1,500,910
Comerica Bank,
5.750%, 11/21/2016	1,500,000	1,524,114
Credit Agricole SA:
1.481%, 10/03/2016 (Acquired 01/03/2014, Cost $250,053) * f ∞	250,000	250,349
1.628%, 06/10/2020 (Acquired 06/03/2015, Cost $1,000,000) * f ∞	1,000,000	996,292
Credit Suisse:
1.155%, 05/26/2017 f ∞	500,000	499,697
1.314%, 04/27/2018 f ∞	1,000,000	999,205
Deutsche Bank AG:
1.237%, 02/13/2017 f ∞	850,000	849,133
1.307%, 02/13/2018 f ∞	1,000,000	993,409
Fifth Third Bancorp,
1.067%, 12/20/2016 ∞	1,000,000	999,407
HSBC USA, Inc.:
1.402%, 08/07/2018 ∞	1,000,000	994,742
1.237%, 11/13/2019 ∞	250,000	246,890
ING Bank NV,
1.777%, 03/22/2019 (Acquired 05/26/2016, Cost $805,914) * f ∞	800,000	805,180
J.P. Morgan Chase & Co.:
Class 1, 1.264%, 01/28/2019 ∞	250,000	249,571
1.593%, 01/23/2020 ∞	1,000,000	1,002,491
JPMorgan Chase & Co.,
2.000%, 08/15/2017	1,000,000	1,009,317
Kookmin Bank,
1.509%, 01/27/2017 (Acquired 01/21/2014, Cost $250,000) * f ∞	250,000	250,077
Liberty Mutual Group, Inc.,
6.700%, 08/15/2016 (Acquired 02/02/2016, Cost $2,013,141) *	2,000,000	2,012,450
Lloyds Bank PLC,
1.176%, 05/14/2018 f ∞	1,500,000	1,489,560
Macquarie Bank Ltd.,
1.430%, 03/24/2017 (Acquired 03/18/2014 through 09/17/2015, Cost $1,201,235) * f ∞	1,200,000	1,198,801
Mizuho Bank Ltd.:
1.063%, 04/16/2017 (Acquired 04/09/2014, Cost $200,000) * f ∞	200,000	199,960
1.090%, 09/25/2017 (Acquired 09/18/2014 through 01/14/2015, Cost $799,360) * f ∞	800,000	796,702
1.280%, 03/26/2018 (Acquired 03/19/2015 through 03/14/2016, Cost $1,343,182) * f ∞	1,350,000	1,346,961
1.824%, 10/20/2018 (Acquired 10/13/2015, Cost $500,000) * f ∞	500,000	503,242
Morgan Stanley:
1.371%, 01/05/2018 ∞	500,000	500,369
1.488%, 01/24/2019 ∞	250,000	249,587
1.774%, 01/27/2020 ∞	500,000	501,930
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	700,000	701,208
2.106%, 09/13/2016 f ∞	700,000	701,570
Principal Life Global Funding II,
1.125%, 02/24/2017 (Acquired 05/26/2016, Cost $1,001,013) *	1,000,000	1,001,043
Royal Bank of Canada,
0.890%, 10/13/2017 f ∞	1,000,000	996,788
Santander Bank NA,
1.561%, 01/12/2018 ∞	1,400,000	1,392,287
Societe Generale,
1.726%, 10/01/2018 f ∞	1,500,000	1,511,820
Standard Chartered PLC,
1.273%, 04/17/2018 (Acquired 04/13/2015, Cost $1,200,000) * f ∞	1,200,000	1,186,248
Sumitomo Mitsui Banking Corp.:
1.213%, 01/16/2018 f ∞	300,000	299,360
1.378%, 07/23/2018 f ∞	1,350,000	1,347,710
Svenska Handelsbanken AB,
1.146%, 06/17/2019 f ∞	850,000	844,277
Synchrony Financial,
1.867%, 02/03/2020 ∞	1,000,000	968,719
The Bank of New York Mellon Corp.,
1.197%, 08/01/2018 ∞	1,000,000	1,003,804
The Bank of Tokyo-Mitsubishi UFJ Ltd.,
1.068%, 03/10/2017 (Acquired 06/01/2016, Cost $500,201) * f ∞	500,000	500,105
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
0.971%, 09/08/2017 (Acquired 09/30/2014, Cost $998,890) * f ∞	1,000,000	996,230
The Goldman Sachs Group, Inc.,
1.726%, 11/15/2018 ∞	1,285,000	1,288,135
The Huntington National Bank,
1.300%, 11/20/2016	1,160,000	1,161,302
The Toronto-Dominion Bank,
1.193%, 11/05/2019 f ∞	1,200,000	1,195,064
UBS AG,
1.340%, 03/26/2018 f ∞	1,000,000	1,000,859
UBS Group Funding Jersey Ltd.,
2.080%, 09/24/2020 (Acquired 09/21/2015, Cost $500,000) * f ∞	500,000	500,270
Wells Fargo & Co.,
Class N, 1.318%, 01/30/2020 ∞	1,000,000	993,819
Westpac Banking Corp.,
1.092%, 05/25/2018 f ∞	1,500,000	1,495,811
		60,219,183	26.4%
Utility
Mississippi Power Co.,
2.350%, 10/15/2016	1,000,000	1,003,725
Tri-State Pass Through Trust,
6.040%, 01/31/2018 (Acquired 09/18/2014, Cost $76,474) *	74,640	76,561
W3A Funding Corp.,
8.090%, 01/02/2017	30,836	30,837
		1,111,123	0.5%
Industrials
Actavis Funding SCS,
1.911%, 03/12/2020 f ∞	1,500,000	1,504,579
Alibaba Group Holding Ltd.,
1.194%, 11/28/2017 f ∞	500,000	496,453
American Honda Finance Corp.,
1.479%, 02/22/2019 ∞	200,000	202,215
Amgen, Inc.,
1.034%, 05/22/2017 ∞	250,000	250,045
Anheuser-Busch InBev Finance, Inc.,
1.037%, 02/01/2019 ∞	1,165,000	1,161,292
AT&T, Inc.:
1.577%, 11/27/2018 ∞	400,000	402,058
1.561%, 06/30/2020 ∞	1,000,000	996,087
Baxalta, Inc.,
1.427%, 06/22/2018 ∞	1,500,000	1,484,143
BellSouth LLC,
4.400%, 04/26/2017 (Acquired 06/15/2016, Cost $1,024,711) *	1,000,000	1,025,000
Boardwalk Pipelines LP,
5.500%, 02/01/2017	1,000,000	1,015,158
Boston Scientific Corp.,
5.125%, 01/12/2017	1,500,000	1,529,298
Bunge Limited Finance Corp.,
3.200%, 06/15/2017	2,000,000	2,031,082
Bunge NA Finance LP,
5.900%, 04/01/2017	720,000	743,095
Chesapeake Energy Corp.,
3.878%, 04/15/2019 ∞	250,000	188,125
Chevron Phillips Chemical Co. LLC,
1.387%, 05/01/2020 (Acquired 05/07/2015, Cost $1,500,000) * ∞	1,500,000	1,453,405
ConAgra Foods, Inc.,
1.005%, 07/21/2016 ∞	875,000	875,085
Daimler Finance North America LLC:
0.977%, 08/01/2017 (Acquired 01/13/2015, Cost $498,615) * ∞	500,000	499,224
1.347%, 08/03/2017 (Acquired 07/28/2015, Cost $1,050,000) * ∞	1,050,000	1,050,718
Dollar General Corp.,
4.125%, 07/15/2017	1,500,000	1,542,226
Enbridge, Inc.:
1.296%, 10/01/2016 f ∞	750,000	746,878
1.136%, 06/02/2017 f ∞	450,000	442,134
ERAC USA Finance LLC,
2.750%, 03/15/2017 (Acquired 06/01/2016, Cost $262,620) *	260,000	262,574
Express Scripts Holding Co.,
2.650%, 02/15/2017	500,000	505,315
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 08/19/2015, Cost $238,988) *	237,140	238,752
Ford Motor Credit Co. LLC,
1.461%, 03/27/2017	1,200,000	1,202,126
General Motors Financial Co., Inc.,
2.082%, 05/09/2019 ∞	2,000,000	2,004,964
Glencore Funding LLC,
1.693%, 04/16/2018 (Acquired 04/08/2015, Cost $1,000,000) * ∞	1,000,000	960,000
Hanson Ltd.,
6.125%, 08/15/2016 f	800,000	801,000
Hewlett Packard Enterprise Co.,
2.561%, 10/05/2018 (Acquired 09/30/2015, Cost $1,000,000) * ∞	1,000,000	1,013,784
Hewlett-Packard Co.,
1.570%, 01/14/2019 ∞	737,000	729,736
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/28/2015 through 07/28/2015, Cost $1,403,059) * f	1,400,000	1,402,507
1.447%, 03/18/2017 (Acquired 01/13/2015 through 04/04/2016, Cost $450,243) * f ∞	450,000	449,798
Johnson Controls, Inc.,
2.600%, 12/01/2016	1,250,000	1,257,970
Kinder Morgan Energy Partners LP,
6.000%, 02/01/2017	1,500,000	1,534,855
Kraft Heinz Foods Co.,
1.600%, 06/30/2017 (Acquired 05/26/2016, Cost $726,061) *	724,000	726,433
Lafarge SA,
6.500%, 07/15/2016 f	1,100,000	1,101,347
Medtronic, Inc.,
1.453%, 03/15/2020 ∞	750,000	756,926
Mondelez International, Inc.,
1.157%, 02/01/2019 ∞	500,000	499,192
Mylan, Inc.,
1.350%, 11/29/2016	1,722,000	1,720,099
Pentair Finance SA,
1.875%, 09/15/2017 f	2,000,000	1,996,366
Perrigo Co. PLC,
1.300%, 11/08/2016 f	1,200,000	1,198,736
Qualcomm, Inc.,
1.186%, 05/20/2020 ∞	1,500,000	1,462,590
Telefonica Emisiones SAU,
1.292%, 06/23/2017 f ∞	1,000,000	998,698
The Kroger Co.,
1.163%, 10/17/2016 ∞	2,110,000	2,111,471
Thermo Fisher Scientific, Inc.,
1.300%, 02/01/2017	2,000,000	2,001,488
Total Capital International,
0.997%, 06/19/2019 f ∞	250,000	244,180
Toyota Motor Credit Corp.,
Class 2547, 0.951%, 01/12/2018 ∞	900,000	899,338
TransCanada PipeLines Ltd.,
1.421%, 01/12/2018 f ∞	1,000,000	995,769
Verizon Communications, Inc.,
2.406%, 09/14/2018 ∞	1,563,000	1,601,997
Viacom, Inc.,
2.500%, 12/15/2016	800,000	803,466
Vodafone Group PLC,
5.625%, 02/27/2017 f	1,000,000	1,028,030
Volkswagen Group of America Finance LLC:
1.024%, 05/23/2017 (Acquired 05/15/2014, Cost $250,000) * ∞	250,000	248,736
1.076%, 11/20/2017 (Acquired 11/12/2014, Cost $500,000) * ∞	500,000	494,839
Wm Wrigley Jr Co.,
1.400%, 10/21/2016 (Acquired 02/01/2016, Cost $1,200,358) *	1,200,000	1,201,824
Xerox Corp.,
6.750%, 02/01/2017	1,600,000	1,642,938
		55,736,144	24.4%
Total Corporate Bonds		117,066,450	51.3%

Other Government Related Securities
CNPC General Capital Ltd.,
1.526%, 05/14/2017 (Acquired 05/07/2014, Cost $250,000) * f ∞	250,000	249,958
Electricite de France SA,
1.094%, 01/20/2017 (Acquired 01/13/2014, Cost $250,000) * f ∞	250,000	250,168
Export-Import Bank of Korea,
1.380%, 01/14/2017 f ∞	250,000	250,345
Petrobras Global Finance BV,
3.016%, 03/17/2017 f ∞	250,000	250,123
The Korea Development Bank,
4.000%, 09/09/2016 f	600,000	603,437
		1,604,031	0.7%
Taxable Municipal Bonds
City of Erie PA,
6.700%, 11/15/2016	630,000	643,658
City of Los Angeles Department of Airports,
5.175%, 05/15/2017	65,000	66,173
Cook County School District No. 144 Prairie Hills,
1.500%, 12/01/2016	250,000	250,862
Madison County Community Unit School District No. 12 Madison,
1.950%, 01/01/2017	200,000	200,476
Ohio Air Quality Development Authority,
2.250%, 08/01/2029 ∞	590,000	590,561
		1,751,730	0.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corp. (FGLMC),
5.000%, 12/01/2017	46,116	47,303
Federal National Mortgage Association (FNMA):
5.000%, 10/01/2017	40,532	41,592
5.000%, 11/01/2017	34,033	34,936
5.500%, 11/01/2017	72,210	73,867
5.000%, 12/01/2017	31,232	32,062
5.000%, 12/01/2019	441,303	456,173
4.500%, 04/01/2020	844,251	867,413
5.000%, 04/01/2020	852,881	882,884
		2,436,230	1.1%
Non-U.S. Government Agency Issues
Banc of America Alternative Loan Trust,
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	30,829	31,264
MASTR Alternative Loan Trust,
Series 2004-13, Class 8A1, 5.500%, 01/25/2025	83,081	82,694
		113,958	0.0%
Asset Backed Securities
Aames Mortgage Investment Trust,
Series 2006-1, Class A3, 0.773%, 04/25/2036 ∞	613,730	598,530
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.773%, 12/25/2035 ∞	747,871	718,841
Series 2006-2, Class A3, 0.603%, 09/25/2036 ∞	633,287	628,740
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 0.643%, 02/25/2036 ∞	408,797	403,510
Series 2006-HE1, Class A1A, 0.653%, 02/25/2036 ∞	181,061	179,857
Ally Auto Receivables Trust,
Series 2014-2, Class A3, 1.250%, 04/15/2019	2,420,942	2,426,201
California Republic Auto Receivables Trust,
Series 2014-3, Class A3, 1.090%, 11/15/2018	947,223	947,374
Capital Auto Receivables Asset Trust:
Series 2014-3, Class A2, 1.180%, 12/20/2017	730,957	731,196
Series 2015-3, Class A1A, 1.390%, 02/20/2018	750,000	750,747
Series 2014-1, Class A3, 1.320%, 06/20/2018	750,228	750,605
Capital One Multi-Asset Execution Trust,
Series 2014-A2, Class A2, 1.260%, 01/15/2020	2,000,000	2,006,355
Carrington Mortgage Loan Trust,
Series 2006-NC2, Class A2, 0.543%, 06/25/2036 ∞	162,331	161,974
Chase Issuance Trust,
Series 2014-A1, Class A1, 1.150%, 01/15/2019	1,960,000	1,963,925
Citibank Credit Card Issuance Trust:
Series 2014-A2, Class A2, 1.020%, 02/22/2019	835,000	835,870
Series 2014-A4, Class A4, 1.230%, 04/24/2019	2,000,000	2,005,877
Series 2008-A2, Class A2, 1.601%, 01/23/2020 ∞	1,000,000	1,013,785
Conseco Financial Corp.,
Series 1998-4, Class A6, 6.530%, 04/01/2030 ∞	604,120	641,870
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 05/11/2016, Cost $1,304,948) *	1,305,044	1,304,570
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 1.093%, 09/25/2034 ∞	31,018	31,004
First National Master Note Trust,
Series 2013-2, Class A, 0.972%, 10/15/2019 ∞	1,500,000	1,500,227
Ford Credit Auto Lease Trust,
Series 2014-B, Class A4, 1.100%, 11/15/2017	1,205,000	1,204,956
Ford Credit Auto Owner Trust,
Series 2015-B, Class A2A, 0.720%, 03/15/2018	497,256	497,142
GM Financial Automobile Leasing Trust:
Series 2014-1A, Class A3, 1.010%, 05/22/2017 (Acquired 12/23/2015, Cost $179,612) *	179,711	179,706
Series 2014-2A, Class A3, 1.220%, 01/22/2018 (Acquired 04/05/2016, Cost $788,056) *	787,871	788,640
Golden Credit Card Trust,
Series 2013-2A, Class A, 0.872%, 09/15/2018 (Acquired 03/29/2016, Cost $2,000,000) * f ∞	2,000,000	2,000,193
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.663%, 01/25/2036 ∞	92,645	92,232
Harley-Davidson Motorcycle Trust,
Series 2014-1, Class A3, 1.100%, 09/15/2019	1,430,152	1,430,750
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A2, 1.010%, 06/18/2018	2,000,000	2,001,288
Series 2013-3, Class A4, 1.130%, 09/16/2019	2,503,000	2,504,603
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 2A3, 0.623%, 05/25/2037 ∞	444,724	425,823
Hyundai Auto Lease Securitization Trust,
Series 2014-A, Class A3, 0.750%, 04/17/2017 (Acquired 02/18/2016, Cost $119,156) *	119,198	119,184
J.P. Morgan Mortgage Acquisition Trust:
Series 2006-NC1, Class A4, 0.623%, 04/25/2036 ∞	810,206	797,038
Series 2007-CH3, Class A3, 0.603%, 03/25/2037 ∞	717,423	712,193
Series 2007-CH5, Class A3, 0.563%, 05/25/2037 ∞	297,961	295,784
JP Morgan Mortgage Acquisition Trust,
Series 2007-CH4, Class A3, 0.563%, 02/25/2032 ∞	68,667	68,413
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $749,862) *	750,000	750,158
Long Beach Mortgage Loan Trust:
Series 2005-WL2, Class M1, 1.158%, 08/25/2035 ∞	992,224	984,542
Series 2006-WL2, Class 2A3, 0.653%, 01/25/2036 ∞	28,925	27,944
Master Credit Card Trust II,
Series 2016-1A, Class A, 1.198%, 09/23/2019 (Acquired 04/11/2016, Cost $1,050,000) * f ∞	1,050,000	1,050,192
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.683%, 02/25/2036 ∞	656,219	651,911
Merrill Lynch Mortgage Investors Trust,
Series 2006-FF1, Class A1, 0.538%, 08/25/2036 ∞	1,028,185	1,025,068
Morgan Stanley,
Series 2006-HE3, Class A2C, 0.613%, 04/25/2036 ∞	245,861	241,976
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.583%, 06/25/2037 ∞	28,624	28,085
Nissan Auto Receivables Owner Trust,
Series 2013-A, Class A4, 0.750%, 07/15/2019	358,310	358,086
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $697,813) *	700,000	701,520
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW1, Class M1, 0.903%, 09/25/2035 ∞	631,617	626,854
RAMP Series Trust,
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033 ∞	33,508	33,587
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033 ∞	26,745	26,715
Series 2006-EMX2, Class A2, 0.653%, 02/25/2036 ∞	343,919	342,252
Series 2006-KS1, Class A4, 0.753%, 02/25/2036 ∞	253,636	250,598
Saxon Asset Securities Trust,
Series 2006-1, Class A2C, 0.773%, 03/25/2036 ∞	968,945	951,269
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.713%, 12/25/2035 ∞	633,961	624,360
Series 2006-WF2, Class A2C, 0.593%, 12/25/2036 ∞	1,027,563	1,022,824
Specialty Underwriting & Residential Finance Trust,
Series 2006-BC1, Class A2C, 0.653%, 12/25/2036 ∞	313,471	313,095
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 05/13/2015 through 07/28/2015, Cost $862,285) *	859,736	860,254
Synchrony Credit Card Master Note Trust,
Series 2012-3, Class A, 0.892%, 03/15/2020 ∞	1,025,000	1,025,369
TCF Auto Receivables Owner Trust,
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015 through 02/29/2016, Cost $800,776) *	802,113	801,563
Toyota Auto Receivables Owner Trust,
Series 2016-B, Class A2A, 1.020%, 10/15/2018	2,000,000	2,002,803
		47,420,028	20.8%
Commercial Mortgage Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	1,625,921	1,639,001
FHLMC Multifamily Structured Pass Through Certificates:
Series K502, Class A2, 1.426%, 08/25/2017	1,061,252	1,064,595
Series K701, Class A2, 3.882%, 11/25/2017 ∞	2,045,000	2,107,450
		4,811,046	2.1%
Total Long-Term Investments (Cost $221,222,588)		221,089,348	96.9%
SHORT-TERM INVESTMENTS
CERTIFICATE OF DEPOSIT
ACTS Retirement-Life Communities, Inc.
1.354%, 11/16/2016	1,030,000	1,030,000
Total Certificate of Deposit (Cost $1,030,000)		1,030,000	0.4%
Money Market Mutual Fund	Shares
Dreyfus Institutional Cash Advantage Fund, Institutional Class, 0.39% «	5,907,556	5,907,556
Total Money Market Mutual Fund (Cost $5,907,556)		5,907,556	2.6%
Total Short-Term Investments (Cost $6,937,556)		6,937,556	3.0%
Total Investments (Cost $228,160,144)		228,026,904	99.9%
Other Assets in Excess of Liabilities		142,471	0.1%
TOTAL NET ASSETS		$228,169,375	100.0%
Notes to Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $35,577,397, which represents 15.59% of total net assets.

f	Foreign Security
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
«	7-Day Yield

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019	$224,825,000	$228,364,195
2.625%, 08/15/2020	233,925,000	250,080,329
		478,444,524	13.4%
Corporate Bonds
Finance
ABN AMRO Bank NV:
1.434%, 10/28/2016 (Acquired 10/23/2013 through 05/19/2014, Cost $11,051,573) * f ∞	11,050,000	11,069,636
4.250%, 02/02/2017 (Acquired 08/23/2013 through 11/21/2014, Cost $3,725,595) * f	3,675,000	3,738,686
2.500%, 10/30/2018 (Acquired 03/04/2014 through 04/29/2015, Cost $1,156,900) * f	1,150,000	1,176,694
American Express Bank FSB,
0.747%, 06/12/2017 ∞	750,000	748,426
American Express Co.:
5.500%, 09/12/2016	1,213,000	1,223,494
7.000%, 03/19/2018	2,661,000	2,906,690
1.244%, 05/22/2018 ∞	5,528,000	5,515,871
American Express Credit Corp.:
1.148%, 07/29/2016 ∞	5,000,000	5,002,205
1.116%, 08/15/2019 ∞	2,000,000	1,981,820
American International Group, Inc.:
5.600%, 10/18/2016	5,120,000	5,183,283
2.300%, 07/16/2019	1,400,000	1,424,548
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019 (Acquired 09/16/2014, Cost $3,347,822) * f	3,350,000	3,427,747
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $2,997,510) * f	3,000,000	3,093,813
Australia and New Zealand Banking Group Ltd.:
1.009%, 01/10/2017 (Acquired 01/06/2014, Cost $750,000) * f ∞	750,000	750,600
1.875%, 10/06/2017 f	750,000	756,859
2.250%, 06/13/2019 f	1,000,000	1,021,402
Banco Santander-Chile,
1.529%, 04/11/2017 (Acquired 04/08/2014, Cost $1,800,000) * f ∞	1,800,000	1,797,750
Bank of America Corp.:
5.750%, 12/01/2017	5,000,000	5,292,210
5.625%, 07/01/2020	2,000,000	2,250,080
Bank of Montreal:
1.229%, 04/09/2018 f ∞	1,325,000	1,327,476
1.800%, 07/31/2018 f	5,000,000	5,061,425
Banque Federative du Credit Mutuel SA,
2.000%, 04/12/2019 (Acquired 04/06/2016, Cost $14,983,950) * @ f	15,000,000	15,138,675
Barclays Bank PLC:
Class 1, 5.000%, 09/22/2016 f	5,630,000	5,677,714
1.208%, 02/17/2017 f ∞	4,000,000	3,994,348
Barclays PLC:
2.000%, 03/16/2018 f	4,000,000	3,969,196
2.875%, 06/08/2020 f	2,000,000	1,970,856
3.250%, 01/12/2021 f	2,375,000	2,366,680
BB&T Corp.,
1.513%, 06/15/2018 ∞	4,150,000	4,172,132
BNP Paribas SA:
1.246%, 12/12/2016 f ∞	4,540,000	4,547,659
1.092%, 05/07/2017 f ∞	4,500,000	4,499,860
2.375%, 09/14/2017 f	3,000,000	3,043,200
2.375%, 05/21/2020 f	3,225,000	3,286,533
BNZ International Funding Ltd.:
1.900%, 02/26/2018 (Acquired 02/23/2015, Cost $1,702,930) * f	1,700,000	1,712,978
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/13/2014, Cost $7,237,748) * f	7,250,000	7,361,795
BPCE:
1.480%, 02/10/2017 f ∞	11,944,000	11,985,159
2.500%, 12/10/2018 f	3,525,000	3,614,634
Branch Banking and Trust Co.,
0.954%, 05/23/2017 ∞	9,620,000	9,608,235
Caisse Centrale Desjardins:
1.303%, 01/29/2018 (Acquired 01/26/2015, Cost $10,000,000) * f ∞	10,000,000	9,973,250
1.750%, 01/29/2018 (Acquired 04/06/2015, Cost $4,012,410) * f	4,000,000	4,019,696
Canadian Imperial Bank of Commerce,
1.350%, 07/18/2016 f	5,000,000	5,001,310
Capital One Bank (USA) National Association,
2.250%, 02/13/2019	1,500,000	1,519,176
Capital One Financial Corp.:
6.150%, 09/01/2016	1,403,000	1,413,912
5.250%, 02/21/2017	1,100,000	1,125,804
Capital One NA:
1.500%, 09/05/2017	5,000,000	4,997,695
1.313%, 02/05/2018 ∞	2,000,000	1,998,434
2.400%, 09/05/2019	5,300,000	5,370,130
CIGNA Corp.,
5.375%, 03/15/2017	2,300,000	2,354,432
Citigroup, Inc.:
1.306%, 11/15/2016 ∞	2,000,000	2,001,202
1.550%, 08/14/2017	2,400,000	2,407,805
1.850%, 11/24/2017	5,000,000	5,027,560
1.700%, 04/27/2018	2,000,000	2,003,206
2.150%, 07/30/2018	3,975,000	4,023,451
2.050%, 12/07/2018	4,000,000	4,031,788
Citizens Bank National Association,
1.600%, 12/04/2017	14,300,000	14,305,992
2.500%, 03/14/2019	2,700,000	2,738,445
CNA Financial Corp.,
7.350%, 11/15/2019	14,915,000	17,223,230
Comerica Bank:
5.750%, 11/21/2016	1,925,000	1,955,946
5.200%, 08/22/2017	6,825,000	7,106,204
2.500%, 06/02/2020 @	7,000,000	7,204,533
Commonwealth Bank of Australia,
2.050%, 03/15/2019 f	1,500,000	1,520,929
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	15,000,000	15,107,640
Compass Bank:
1.850%, 09/29/2017	10,505,000	10,474,252
2.750%, 09/29/2019	8,337,000	8,233,296
Credit Agricole SA,
1.481%, 10/03/2016 (Acquired 09/26/2013, Cost $10,000,000) * f ∞	10,000,000	10,013,960
Credit Suisse:
1.155%, 05/26/2017 f ∞	2,000,000	1,998,788
6.000%, 02/15/2018 f	8,440,000	8,916,683
1.700%, 04/27/2018 f	2,500,000	2,502,675
Deutsche Bank AG:
1.237%, 02/13/2017 f ∞	5,450,000	5,444,441
1.875%, 02/13/2018 f	3,000,000	2,981,217
2.500%, 02/13/2019 f	3,000,000	3,006,033
Deutsche Bank Aktiengesellschaft:
1.144%, 05/30/2017 f ∞	2,640,000	2,627,383
6.000%, 09/01/2017 f	3,467,000	3,617,326
Discover Bank,
8.700%, 11/18/2019	5,395,000	6,352,683
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	8,000,000	8,120,344
Fifth Third Bancorp:
1.067%, 12/20/2016 ∞	7,825,000	7,820,360
5.450%, 01/15/2017	919,000	939,461
2.150%, 08/20/2018	2,000,000	2,031,240
2.875%, 07/27/2020	5,000,000	5,210,800
First Tennessee Bank National Association,
2.950%, 12/01/2019	4,436,000	4,456,224
Hana Bank,
1.757%, 11/09/2016 (Acquired 11/05/2013, Cost $7,001,232) * f ∞	7,000,000	7,004,942
HSBC Bank USA National Association,
6.000%, 08/09/2017	925,000	967,508
HSBC Finance Corp.,
6.676%, 01/15/2021	221,000	247,631
HSBC USA, Inc.:
1.520%, 09/24/2018 ∞	1,000,000	997,853
1.237%, 11/13/2019 ∞	9,750,000	9,628,700
Humana, Inc.,
7.200%, 06/15/2018	6,610,000	7,319,537
Huntington Bancshares, Inc.,
2.600%, 08/02/2018 @	3,375,000	3,439,662
ING Bank NV:
3.750%, 03/07/2017 (Acquired 05/30/2013 through 01/13/2014, Cost $3,239,683) * f	3,200,000	3,255,264
2.500%, 10/01/2019 (Acquired 04/18/2016, Cost $9,103,015) * f	8,961,000	9,143,294
J.P. Morgan Chase & Co.:
1.188%, 04/25/2018 ∞	3,500,000	3,494,610
Class 1, 1.264%, 01/28/2019 ∞	750,000	748,714
2.250%, 01/23/2020 @	8,100,000	8,211,399
Kemper Corp.,
6.000%, 05/15/2017	4,565,000	4,725,898
KeyBank National Association:
2.350%, 03/08/2019	6,500,000	6,639,217
2.500%, 12/15/2019	5,325,000	5,460,441
Kookmin Bank:
1.509%, 01/27/2017 (Acquired 01/21/2014 through 02/20/2014, Cost $4,750,741) * f ∞	4,750,000	4,751,458
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $5,983,080) * f	6,000,000	6,020,640
LeasePlan Corp. NV,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 10/20/2014, Cost $16,350,190) * f	16,435,000	16,441,443
Lloyds Bank PLC:
1.750%, 05/14/2018 f	5,825,000	5,808,614
2.000%, 08/17/2018 f	4,500,000	4,494,956
2.050%, 01/22/2019 f	4,000,000	3,989,624
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	2,488,000	2,533,580
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013 through 04/29/2015, Cost $10,149,722) * f	10,150,000	10,162,383
1.266%, 10/27/2017 (Acquired 10/22/2014, Cost $5,000,000) * f ∞	5,000,000	4,989,740
Macquarie Group Ltd.,
4.875%, 08/10/2017 (Acquired 10/29/2014 through 11/25/2014, Cost $2,840,982) * f	2,750,000	2,838,212
Manufacturers And Traders Trust Co.:
6.625%, 12/04/2017	1,000,000	1,067,035
1.664%, 12/28/2020 ∞	282,000	276,272
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	1,297,000	1,308,463
Metropolitan Life Global Funding I,
1.009%, 04/10/2017 (Acquired 04/07/2014, Cost $8,500,000) * ∞	8,500,000	8,514,008
Mizuho Bank Ltd.:
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $6,938,414) * f	6,900,000	6,960,665
1.063%, 04/16/2017 (Acquired 04/09/2014, Cost $2,800,000) * f ∞	2,800,000	2,799,434
1.090%, 09/25/2017 (Acquired 03/30/2016, Cost $2,986,835) * f ∞	3,000,000	2,987,634
1.280%, 03/26/2018 (Acquired 06/21/2016, Cost $1,248,700) * f ∞	1,250,000	1,247,186
1.824%, 10/20/2018 (Acquired 10/13/2015, Cost $2,500,000) * f ∞	2,500,000	2,516,208
Morgan Stanley:
5.450%, 01/09/2017	2,950,000	3,013,065
1.371%, 01/05/2018 ∞	1,500,000	1,501,105
6.625%, 04/01/2018	2,000,000	2,167,546
1.488%, 01/24/2019 ∞	4,750,000	4,742,158
1.774%, 01/27/2020 ∞	4,000,000	4,015,440
MUFG Union Bank, National Association,
2.125%, 06/16/2017	3,500,000	3,532,274
National Bank of Canada,
1.496%, 12/14/2018 f ∞	1,000,000	1,004,052
National City Bank,
5.800%, 06/07/2017	8,695,000	9,046,000
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $4,998,350) * f	5,000,000	5,053,565
New York Life Global Funding,
1.550%, 11/02/2018 (Acquired 10/27/2015, Cost $9,486,415) *	9,500,000	9,588,188
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	10,205,000	10,222,614
2.750%, 03/19/2019 f	2,000,000	2,046,680
Nordea Bank AB:
3.125%, 03/20/2017 (Acquired 10/03/2012 through 08/21/2013, Cost $5,183,557) * f	5,140,000	5,214,674
1.250%, 04/04/2017 (Acquired 03/31/2014, Cost $3,988,880) * f	4,000,000	4,000,884
Paine Webber Group, Inc.,
7.990%, 06/09/2017	300,000	314,041
Principal Financial Group, Inc.:
1.850%, 11/15/2017	3,500,000	3,519,114
8.875%, 05/15/2019	7,435,000	8,822,497
Principal Life Global Funding II,
1.500%, 04/18/2019 (Acquired 04/11/2016, Cost $2,990,640) *	3,000,000	3,011,664
Prudential Financial, Inc.,
7.375%, 06/15/2019	7,000,000	8,121,113
Regions Bank,
7.500%, 05/15/2018	7,670,000	8,411,651
Regions Financial Corp.,
2.000%, 05/15/2018	10,000,000	10,017,480
Reliance Standard Life Global Funding II:
2.150%, 10/15/2018 (Acquired 10/13/2015, Cost $13,027,683) *	13,000,000	13,121,394
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $5,979,540) *	6,000,000	6,088,998
Royal Bank of Canada,
1.400%, 10/13/2017 f	8,450,000	8,475,536
Santander Bank NA,
8.750%, 05/30/2018	2,238,000	2,492,317
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	5,000,000	5,024,055
Santander UK PLC:
2.500%, 03/14/2019 @ f	10,000,000	10,102,030
3.125%, 01/08/2021 f	3,500,000	3,507,609
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 08/05/2015, Cost $5,036,285) * f	5,000,000	5,100,695
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $4,692,762) * f	4,700,000	4,801,708
Societe Generale:
1.726%, 10/01/2018 f ∞	6,000,000	6,047,280
2.625%, 10/01/2018 f	1,000,000	1,023,650
Standard Chartered PLC:
1.001%, 09/08/2017 (Acquired 09/03/2014, Cost $10,000,000) * f ∞	10,000,000	9,928,240
1.273%, 04/17/2018 (Acquired 04/13/2015, Cost $2,000,000) * f ∞	2,000,000	1,977,080
2.400%, 09/08/2019 (Acquired 09/03/2014 through 04/29/2015, Cost $2,223,115) * @ f	2,225,000	2,230,689
Sumitomo Mitsui Banking Corp.:
1.450%, 07/19/2016 f	4,000,000	4,001,400
1.059%, 01/10/2017 f ∞	2,075,000	2,076,133
1.213%, 01/16/2018 f ∞	2,885,000	2,878,846
1.950%, 07/23/2018 f	3,500,000	3,538,553
2.450%, 01/16/2020 f	4,500,000	4,598,604
SunTrust Bank,
7.250%, 03/15/2018	154,000	167,849
SunTrust Banks, Inc.,
6.000%, 09/11/2017	780,000	821,865
SUSA Partnership LP,
8.200%, 06/01/2017	714,000	757,939
Svenska Handelsbanken AB:
1.625%, 03/21/2018 f	1,100,000	1,107,015
1.146%, 06/17/2019 f ∞	2,000,000	1,986,534
1.576%, 10/01/2020 f ∞	10,000,000	9,999,800
Synchrony Financial:
2.600%, 01/15/2019	2,000,000	2,021,886
3.000%, 08/15/2019	13,350,000	13,572,505
2.700%, 02/03/2020	3,250,000	3,258,895
The Bank of New York Mellon Corp.,
1.197%, 08/01/2018 @ ∞	1,000,000	1,003,804
The Bank of Nova Scotia,
1.126%, 06/11/2018 f ∞	3,500,000	3,493,094
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.008%, 07/15/2016 f ∞	5,000,000	5,001,210
1.068%, 03/10/2017 (Acquired 11/24/2014 through 12/03/2015, Cost $9,044,347) * f ∞	9,050,000	9,051,909
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $6,298,173) * f	6,300,000	6,366,616
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	7,700,000	8,180,788
7.250%, 02/01/2018	450,000	490,543
The Goldman Sachs Group, Inc.:
1.758%, 12/10/2017 ∞	1,000,000	998,861
5.950%, 01/18/2018	1,045,000	1,113,226
6.150%, 04/01/2018	4,775,000	5,145,039
2.900%, 07/19/2018	1,000,000	1,026,170
7.500%, 02/15/2019	3,000,000	3,430,830
1.658%, 10/23/2019 ∞	2,751,000	2,732,450
The Hartford Financial Services Group, Inc.,
5.500%, 10/15/2016	3,150,000	3,189,869
5.375%, 03/15/2017	3,145,000	3,234,504
6.300%, 03/15/2018	1,825,000	1,957,493
6.000%, 01/15/2019	455,000	499,431
5.500%, 03/30/2020	1,947,000	2,198,539
The Huntington National Bank:
1.350%, 08/02/2016	5,000,000	5,000,275
2.000%, 06/30/2018	7,990,000	8,069,317
The Northern Trust Co.,
6.500%, 08/15/2018	4,075,000	4,508,543
UBS AG:
1.800%, 03/26/2018 f	8,825,000	8,908,961
5.750%, 04/25/2018 f	3,351,000	3,594,252
UBS Group Funding Jersey Ltd.:
2.080%, 09/24/2020 (Acquired 09/21/2015, Cost $2,000,000) * f ∞	2,000,000	2,001,078
3.000%, 04/15/2021 (Acquired 03/29/2016, Cost $2,997,750) * f	3,000,000	3,059,850
Voya Financial, Inc.,
2.900%, 02/15/2018	11,211,000	11,420,814
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 09/10/2014, Cost $6,986,000) *	7,000,000	7,139,972
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $4,982,850) *	5,000,000	5,203,475
Wells Fargo & Co.:
Class N, 1.318%, 01/30/2020 ∞	1,975,000	1,962,793
2.600%, 07/22/2020	3,900,000	4,008,096
Wells Fargo Bank National Association,
6.000%, 11/15/2017	610,000	649,056
Westpac Banking Corp.:
2.000%, 08/14/2017 f	2,000,000	2,019,598
1.043%, 12/01/2017 f ∞	10,000,000	9,998,980
1.650%, 05/13/2019 f	4,650,000	4,663,532
		911,269,408	25.5%

Utility
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	39,000	39,195
Commonwealth Edison Co.:
Class 104, 5.950%, 08/15/2016	550,000	553,100
6.150%, 09/15/2017	100,000	106,009
Dominion Resources, Inc.:
6.400%, 06/15/2018	3,550,000	3,874,214
2.962%, 07/01/2019	4,000,000	4,072,136
2.500%, 12/01/2019	9,500,000	9,705,960
Entergy Corp.,
4.700%, 01/15/2017	8,750,000	8,873,218
Exelon Corp.:
1.550%, 06/09/2017	2,000,000	2,003,462
2.850%, 06/15/2020	2,275,000	2,346,817
National Rural Utilities Cooperative Finance Corp.,
10.375%, 11/01/2018	1,075,000	1,298,925
NextEra Energy Capital Holdings, Inc.,
Class F, 2.056%, 09/01/2017	7,250,000	7,300,931
NiSource Finance Corp.,
6.400%, 03/15/2018	199,000	215,411
Orange Cogen Funding Corp.,
8.175%, 03/15/2022 (Acquired 02/10/2015 through 09/16/2015, Cost $11,498,921) *	9,926,625	11,625,279
Pacific Gas and Electric Co.,
8.250%, 10/15/2018	8,320,000	9,583,242
PSEG Power LLC,
5.320%, 09/15/2016	4,905,000	4,941,640
Public Service Co. of New Mexico,
7.950%, 05/15/2018	1,431,000	1,593,582
Sempra Energy:
2.300%, 04/01/2017	1,300,000	1,310,760
9.800%, 02/15/2019	2,575,000	3,099,373
Southwestern Public Service Co.,
5.600%, 10/01/2016	3,000,000	3,029,613
The Southern Co.:
1.850%, 07/01/2019	4,750,000	4,810,092
2.750%, 06/15/2020	11,000,000	11,400,741
		91,783,700	2.6%
Industrials
A.P. Meoller - Maersk A/S,
2.550%, 09/22/2019 (Acquired 09/15/2014, Cost $4,540,672) * f	4,550,000	4,639,225
AbbVie, Inc.:
1.750%, 11/06/2017	6,049,000	6,084,725
1.800%, 05/14/2018	9,450,000	9,516,330
Actavis Funding SCS:
2.450%, 06/15/2019 f	3,000,000	3,046,989
1.911%, 03/12/2020 f ∞	1,000,000	1,003,053
3.000%, 03/12/2020 f	3,900,000	4,022,183
ACTAVIS, Inc.,
1.875%, 10/01/2017	1,392,000	1,398,950
Agrium, Inc.,
7.700%, 02/01/2017 f	5,000,000	5,170,625
Alibaba Group Holding Ltd.,
1.194%, 11/28/2017 f ∞	2,500,000	2,482,265
Altera Corp.,
2.500%, 11/15/2018	3,000,000	3,103,014
America Movil, SAB de CV,
1.656%, 09/12/2016 f ∞	9,000,000	9,002,250
Amgen, Inc.:
1.034%, 05/22/2017 ∞	2,750,000	2,750,492
5.700%, 02/01/2019	10,000,000	11,079,590
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	304,000	319,975
8.700%, 03/15/2019	2,970,000	3,387,053
Anheuser-Busch InBev Finance, Inc.,
1.900%, 02/01/2019	11,425,000	11,618,996
AT&T, Inc.:
5.800%, 02/15/2019	3,000,000	3,325,065
2.300%, 03/11/2019 @	9,682,000	9,888,062
1.561%, 06/30/2020 ∞	4,000,000	3,984,348
2.800%, 02/17/2021	4,025,000	4,129,811
Baxalta, Inc.:
1.427%, 06/22/2018 ∞	3,500,000	3,463,001
2.000%, 06/22/2018	9,200,000	9,204,692
Beam Suntory, Inc.,
1.875%, 05/15/2017	8,000,000	8,029,952
Becton Dickinson & Co.:
1.450%, 05/15/2017	5,315,000	5,328,814
5.000%, 05/15/2019	1,213,000	1,323,741
Bemis Co., Inc.,
6.800%, 08/01/2019	9,075,000	10,358,749
Boardwalk Pipelines LP,
5.500%, 02/01/2017	17,884,000	18,155,086
Boston Scientific Corp.:
5.125%, 01/12/2017	3,500,000	3,568,362
2.650%, 10/01/2018	7,077,000	7,234,024
BP Capital Markets:
1.140%, 05/10/2018 f ∞	1,575,000	1,568,122
1.270%, 09/26/2018 f ∞	7,085,000	7,058,793
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	500,000	507,771
8.500%, 06/15/2019	7,081,000	8,279,629
Bunge NA Finance LP,
5.900%, 04/01/2017	5,635,000	5,815,748
Celgene Corp.,
2.125%, 08/15/2018	6,500,000	6,597,149
CF Industries, Inc.,
6.875%, 05/01/2018	11,182,000	12,149,086
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.579%, 07/23/2020 (Acquired 07/09/2015, Cost $3,000,000) * @	3,000,000	3,136,332
Chevron Phillips Chemical Co. LLC,
1.387%, 05/01/2020 (Acquired 05/07/2015, Cost $5,050,000) * ∞	5,050,000	4,893,132
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	4,000,000	4,076,940
Columbia Pipeline Group, Inc.,
2.450%, 06/01/2018	7,000,000	7,022,568
ConAgra Foods, Inc.:
5.819%, 06/15/2017	6,234,000	6,486,221
1.900%, 01/25/2018	9,889,000	9,967,163
Cox Communications, Inc.:
6.250%, 06/01/2018 (Acquired 06/24/2015, Cost $9,669,774) *	9,000,000	9,664,479
9.375%, 01/15/2019 (Acquired 02/10/2015, Cost $1,037,905) *	899,000	1,047,307
Crane Co.,
2.750%, 12/15/2018	7,585,000	7,795,825
CSX Corp.,
7.900%, 05/01/2017	2,221,000	2,344,081
CVS Health Corp.:
2.800%, 07/20/2020	6,725,000	7,002,541
2.125%, 06/01/2021	5,000,000	5,061,485
Daimler Finance North America LLC:
1.317%, 08/01/2016 (Acquired 07/24/2013 through 08/26/2014, Cost $2,280,106) * ∞	2,280,000	2,280,930
1.008%, 03/10/2017 (Acquired 03/03/2014, Cost $2,000,000) * ∞	2,000,000	1,999,720
0.977%, 08/01/2017 (Acquired 07/24/2014 through 11/10/2015, Cost $2,696,877) * ∞	2,700,000	2,695,810
1.106%, 03/02/2018 (Acquired 08/05/2015, Cost $745,857) * ∞	750,000	746,437
1.497%, 08/01/2018 (Acquired 11/14/2014, Cost $2,013,946) * ∞	2,000,000	2,004,470
DCP Midstream Operating LP,
2.500%, 12/01/2017	400,000	391,000
Deutsche Telekom International Finance BV,
6.750%, 08/20/2018 f	3,900,000	4,352,497
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016, Cost $17,495,625) * @	17,500,000	17,927,175
Dollar General Corp.,
4.125%, 07/15/2017	17,321,000	17,808,603
Eaton Corp.,
1.500%, 11/02/2017	5,000,000	5,024,335
Ecolab, Inc.,
2.000%, 01/14/2019	14,250,000	14,435,906
El Paso Natural Gas Co. LLC,
5.950%, 04/15/2017	2,050,000	2,110,145
Enable Midstream Partners LP,
2.400%, 05/15/2019	3,000,000	2,816,970
Enbridge, Inc.:
1.296%, 10/01/2016 f ∞	2,100,000	2,091,258
5.600%, 04/01/2017 f	5,125,000	5,272,615
Energy Transfer Partners LP:
6.125%, 02/15/2017	645,000	661,666
2.500%, 06/15/2018	4,000,000	3,981,532
9.700%, 03/15/2019	6,994,000	7,918,516
Enterprise Products Operating LLC:
6.650%, 04/15/2018	5,000,000	5,437,040
1.650%, 05/07/2018	2,000,000	2,001,684
ERAC USA Finance LLC,
2.350%, 10/15/2019 (Acquired 01/21/2015, Cost $16,632,032) *	16,500,000	16,811,503
Express Scripts Holding Co.:
2.650%, 02/15/2017	1,959,000	1,979,826
2.250%, 06/15/2019	2,157,000	2,192,066
Exxon Mobil Corp.,
1.708%, 03/01/2019	8,000,000	8,129,976
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	2,262,717	2,415,450
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 08/19/2015, Cost $671,661) *	669,444	673,996
FedEx Corp.,
2.300%, 02/01/2020	2,000,000	2,047,614
Fidelity National Information Services, Inc.:
1.450%, 06/05/2017	3,000,000	2,996,457
2.000%, 04/15/2018	2,295,000	2,306,417
2.850%, 10/15/2018	11,640,000	11,945,981
Fiserv, Inc.,
2.700%, 06/01/2020	3,500,000	3,623,484
Ford Motor Credit Co. LLC:
8.000%, 12/15/2016	2,000,000	2,060,480
6.625%, 08/15/2017	9,100,000	9,605,332
1.724%, 12/06/2017	1,250,000	1,252,659
2.021%, 05/03/2019 @	7,000,000	7,059,563
Forest Laboratories, Inc.,
4.375%, 02/01/2019 (Acquired 08/13/2014 through 04/29/2015, Cost $10,092,247) *	9,675,000	10,204,639
Fortive Corp.,
1.800%, 06/15/2019 (Acquired 06/06/2016, Cost $4,645,024) *	4,650,000	4,679,830
Freeport-McMoRan, Inc.:
2.150%, 03/01/2017 @	2,000,000	1,985,000
2.300%, 11/14/2017	11,469,000	11,268,293
General Motors Financial Co., Inc.,
2.625%, 07/10/2017	11,613,000	11,720,351
3.100%, 01/15/2019	2,825,000	2,885,904
2.400%, 05/09/2019	4,000,000	4,011,144
Georgia-Pacific LLC:
2.539%, 11/15/2019 (Acquired 02/23/2016, Cost $8,741,051) *	8,750,000	8,960,884
5.400%, 11/01/2020 (Acquired 03/12/2015, Cost $3,942,501) *	3,570,000	4,043,428
Gilead Sciences, Inc.,
2.550%, 09/01/2020	5,000,000	5,195,445
Glencore Funding LLC:
1.988%, 01/15/2019 (Acquired 06/17/2014, Cost $5,213,741) * ∞	5,200,000	4,888,000
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	576,750
3.125%, 04/29/2019 (Acquired 01/04/2016, Cost $4,391,354) * @	5,154,000	5,025,150
GTE Corp.,
6.840%, 04/15/2018	140,000	150,625
H.J. Heinz Co.,
2.000%, 07/02/2018 (Acquired 06/23/2015, Cost $9,980,000) *	10,000,000	10,125,680
Harris Corp.,
1.999%, 04/27/2018	5,000,000	5,025,455
Heineken NV,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	2,009,228
Hess Corp.,
8.125%, 02/15/2019	3,982,000	4,437,577
Hewlett Packard Enterprise Co.:
2.561%, 10/05/2018 (Acquired 09/30/2015, Cost $9,000,000) * ∞	9,000,000	9,124,056
2.850%, 10/05/2018 (Acquired 01/07/2016, Cost $7,004,265) *	7,000,000	7,168,420
Hewlett-Packard Co.,
1.570%, 01/14/2019 @ ∞	5,700,000	5,643,821
Husky Energy, Inc.,
6.200%, 09/15/2017 f	1,000,000	1,036,739
Husky Oil Ltd.,
7.550%, 11/15/2016 f	2,500,000	2,526,465
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $4,988,500) * f	5,000,000	5,022,795
Hyundai Capital America,
2.400%, 10/30/2018 (Acquired 10/27/2015, Cost $8,124,025) *	8,125,000	8,238,482
Hyundai Capital Services, Inc.:
4.375%, 07/27/2016 (Acquired 05/11/2012 through 07/28/2015, Cost $7,950,294) * f	7,938,000	7,952,217
1.447%, 03/18/2017 (Acquired 04/04/2016, Cost $2,001,480) * f ∞	2,000,000	1,999,102
3.500%, 09/13/2017 (Acquired 06/04/2014 through 10/01/2015, Cost $5,147,368) * f	5,050,000	5,173,159
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $2,997,930) *	3,000,000	3,066,669
Ingersoll-Rand Global Holding Co. Ltd.:
6.875%, 08/15/2018	7,751,000	8,606,904
2.875%, 01/15/2019	10,153,000	10,514,477
Ingredion, Inc.,
1.800%, 09/25/2017	10,100,000	10,152,106
Kinder Morgan Energy Partners LP:
6.000%, 02/01/2017	1,925,000	1,969,731
9.000%, 02/01/2019	1,842,000	2,097,609
Kinder Morgan, Inc.:
2.000%, 12/01/2017	3,000,000	2,983,953
7.250%, 06/01/2018	1,710,000	1,849,314
L-3 Communications Corp.,
1.500%, 05/28/2017	2,000,000	2,001,752
Laboratory Corp. of America Holdings,
2.625%, 02/01/2020	2,000,000	2,042,780
Lafarge SA,
6.500%, 07/15/2016 f	3,843,000	3,847,708
LyondellBasell Industries NV,
5.000%, 04/15/2019 f	1,120,000	1,212,270
Marathon Oil Corp.,
6.000%, 10/01/2017	7,805,000	8,086,284
Marathon Petroleum Corp.,
2.700%, 12/14/2018	14,100,000	14,416,601
Masco Corp.,
3.500%, 04/01/2021	1,000,000	1,020,300
McDonald's Corp.,
2.100%, 12/07/2018	9,500,000	9,722,034
Medtronic, Inc.,
1.453%, 03/15/2020 f ∞	2,250,000	2,270,777
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 11/16/2015, Cost $2,822,711) *	2,544,273	2,846,367
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 01/05/2016, Cost $2,253,091) *	2,300,000	2,290,030
Mondelez International, Inc.,
1.157%, 02/01/2019 ∞	9,337,000	9,321,902
Murphy Oil Corp.,
3.500%, 12/01/2017	10,281,000	10,250,784
Mylan NV,
2.500%, 06/07/2019 (Acquired 05/31/2016, Cost $4,994,400) * f	5,000,000	5,066,390
Mylan, Inc.,
2.600%, 06/24/2018	1,150,000	1,164,604
Nabors Industries, Inc.,
2.350%, 09/15/2016	2,000,000	1,996,906
Newell Rubbermaid, Inc.,
2.600%, 03/29/2019	4,250,000	4,361,269
Nissan Motor Acceptance Corp.:
1.340%, 09/26/2016 (Acquired 09/19/2013, Cost $5,000,000) * ∞	5,000,000	5,005,245
1.231%, 03/03/2017 (Acquired 02/25/2014, Cost $3,000,000) * ∞	3,000,000	3,002,202
2.650%, 09/26/2018 (Acquired 07/29/2014 through 10/08/2015, Cost $4,823,835) *	4,760,000	4,882,656
Noble Holding International Ltd.:
2.500%, 03/15/2017 @ f	5,510,000	5,447,737
5.000%, 03/16/2018 @ f	1,848,000	1,820,280
ONEOK Partners LP:
6.150%, 10/01/2016	5,289,000	5,340,906
2.000%, 10/01/2017	2,858,000	2,854,053
8.625%, 03/01/2019	1,500,000	1,699,367
Pentair Finance SA:
1.875%, 09/15/2017 f	6,000,000	5,989,098
2.900%, 09/15/2018 f	13,075,000	13,207,450
Perrigo Finance Unlimited Co.,
3.500%, 03/15/2021 @ f	4,500,000	4,656,231
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/25/2015, Cost $12,177,810) * f	12,050,000	12,049,964
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,043,914
Phillips 66 Partners LP,
2.646%, 02/15/2020	2,000,000	2,010,940
Pioneer Natural Resources Co.:
5.875%, 07/15/2016	10,133,000	10,146,771
6.650%, 03/15/2017	1,260,000	1,304,043
6.875%, 05/01/2018	1,000,000	1,081,048
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	11,500,000	12,997,197
Republic Services, Inc.:
3.800%, 05/15/2018	7,990,000	8,359,993
5.500%, 09/15/2019	6,446,000	7,198,267
Rogers Communications, Inc.,
6.800%, 08/15/2018 f	3,233,000	3,580,344
Rohm and Haas Co.,
6.000%, 09/15/2017	646,000	680,369
RPM International, Inc.,
6.500%, 02/15/2018	3,870,000	4,140,242
SABMiller Holdings, Inc.,
1.327%, 08/01/2018 (Acquired 08/06/2013 through 11/14/2014, Cost $9,416,012) * ∞	9,400,000	9,394,031
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 05/04/2016, Cost $7,239,025) *	7,000,000	7,330,617
Southern Railway Co.,
9.750%, 06/15/2020	2,000,000	2,572,044
Stryker Corp.,
2.000%, 03/08/2019	6,250,000	6,353,419
Sunoco, Inc.,
5.750%, 01/15/2017	600,000	611,273
Telefonica Emisiones SAU,
6.221%, 07/03/2017 f	1,344,000	1,403,205
Temple-Inland, Inc.,
6.625%, 01/15/2018	4,676,000	5,032,629
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 05/21/2015, Cost $3,897,508) *	3,705,000	3,886,719
The Dow Chemical Co.,
8.550%, 05/15/2019	14,777,000	17,540,816
The JM Smucker Co.:
1.750%, 03/15/2018	2,550,000	2,570,086
2.500%, 03/15/2020	2,725,000	2,810,475
Thermo Fisher Scientific, Inc.,
1.850%, 01/15/2018	12,000,000	12,079,068
Thomson Reuters Corp.,
1.650%, 09/29/2017 f	7,000,000	7,029,953
Time Warner Cable, Inc.:
5.850%, 05/01/2017	2,355,000	2,437,837
6.750%, 07/01/2018	6,000,000	6,579,234
8.750%, 02/14/2019	4,395,000	5,131,642
8.250%, 04/01/2019	2,564,000	2,977,319
Time Warner Co., Inc.,
7.250%, 10/15/2017	7,831,000	8,416,195
Total Capital International:
1.200%, 08/10/2018 f ∞	4,350,000	4,338,921
0.997%, 06/19/2019 f ∞	7,700,000	7,520,736
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	4,000,000	4,019,184
3.125%, 01/15/2019 f	6,800,000	7,022,931
Transocean, Inc.:
6.800%, 12/15/2016 f	400,000	404,000
3.750%, 10/15/2017 @ f	7,400,000	7,455,500
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 08/05/2014 through 11/03/2015, Cost $15,809,482) * f	15,919,000	15,962,204
TTX Co.,
2.250%, 02/01/2019 (Acquired 01/12/2016, Cost $7,440,390) *	7,450,000	7,576,151
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	860,000	914,239
Vale Overseas Ltd.,
6.250%, 01/23/2017 @ f	15,250,000	15,599,225
Valero Energy Corp.:
6.125%, 06/15/2017	1,120,000	1,164,529
9.375%, 03/15/2019	10,349,000	12,367,293
Verisk Analytics, Inc.,
4.875%, 01/15/2019	9,900,000	10,555,568
Verizon Communications, Inc.:
2.183%, 09/15/2016 ∞	600,000	601,540
3.650%, 09/14/2018	14,000,000	14,711,158
Viacom, Inc.:
2.500%, 12/15/2016	1,250,000	1,255,415
2.500%, 09/01/2018	11,005,000	11,157,903
Vodafone Group PLC,
5.625%, 02/27/2017 f	2,000,000	2,056,060
Volkswagen Group of America Finance LLC:
1.024%, 05/23/2017 (Acquired 05/15/2014, Cost $2,750,000) * ∞	2,750,000	2,736,096
1.076%, 11/20/2017 (Acquired 11/12/2014, Cost $4,500,000) * ∞	4,500,000	4,453,551
Walgreen Co.,
5.250%, 01/15/2019	2,330,000	2,525,168
Walgreens Boots Alliance, Inc.:
1.750%, 11/17/2017	1,150,000	1,158,203
1.750%, 05/30/2018	2,750,000	2,771,483
Williams Partners LP,
7.250%, 02/01/2017	935,000	962,968
Xerox Corp.:
6.750%, 02/01/2017	2,626,000	2,696,471
2.950%, 03/15/2017	5,245,000	5,290,427
Yara International ASA,
7.875%, 06/11/2019 (Acquired 10/02/2014, Cost $568,934) * f	500,000	579,704
Zimmer Holdings, Inc.,
2.700%, 04/01/2020	4,725,000	4,782,362
Zoetis, Inc.,
1.875%, 02/01/2018	11,000,000	11,032,252
		1,116,717,188	31.3%
Total Corporate Bonds		2,119,770,296	59.4%
Other Government Related Securities
CNOOC Finance 2013 Ltd.,
1.750%, 05/09/2018 f	1,000,000	999,846
CNOOC Nexen Finance (2014) ULC,
1.625%, 04/30/2017 f	5,000,000	5,008,175
CNPC General Capital Ltd.,
1.526%, 05/14/2017 (Acquired 05/07/2014, Cost $4,750,000) * f ∞	4,750,000	4,749,211
Corp Andina de Fomento,
5.750%, 01/12/2017 f	250,000	255,912
Electricite de France SA,
1.094%, 01/20/2017 (Acquired 01/13/2014, Cost $9,750,000) * f ∞	9,750,000	9,756,542
Export-Import Bank of Korea,
1.380%, 01/14/2017 f ∞	1,570,000	1,572,167
Federal Home Loan Mortgage Corp.,
Class 0003, 1.000%, 04/27/2018	35,000,000	35,065,835
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $7,814,671) *	7,825,000	7,927,954
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 06/23/2014, Cost $3,989,480) * f	4,000,000	4,012,260
Korea Hydro & Nuclear Power Co. Ltd.,
2.875%, 10/02/2018 (Acquired 09/25/2013, Cost $2,982,150) * f	3,000,000	3,074,424
Nexen Energy ULC,
6.200%, 07/30/2019 f	2,065,000	2,289,678
Petrobras Global Finance BV,
3.016%, 03/17/2017 f ∞	4,000,000	4,001,960
Petroleos Mexicanos:
5.500%, 02/04/2019 (Acquired 01/28/2016 through 01/29/2016, Cost $3,200,000) * f	3,200,000	3,363,200
8.000%, 05/03/2019 f	5,000,000	5,570,300
Sinopec Group Overseas Development [2014] Ltd.,
1.750%, 04/10/2017 (Acquired 04/02/2014, Cost $6,984,110) * f	7,000,000	7,022,834
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,032,361
Sinopec Group Overseas Development [2016] Ltd.,
2.125%, 05/03/2019 (Acquired 04/25/2016, Cost $6,982,640) * f	7,000,000	7,029,533
The Korea Development Bank:
1.260%, 01/22/2017 f ∞	5,000,000	5,000,015
3.875%, 05/04/2017 f	2,350,000	2,403,336
3.000%, 03/17/2019 f	2,475,000	2,572,525
		114,708,068	3.2%
Taxable Municipal Bonds
Chippewa Valley Schools,
1.180%, 05/01/2017	7,175,000	7,191,933
City of Bristol VA,
3.002%, 10/01/2020	8,210,000	8,527,399
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/21/2016)	5,765,000	5,767,364
Consolidated Municipalities Electric Power Systems Joint Powers Board,
1.550%, 06/01/2017	590,000	592,236
Cook County School District No. 144 Prairie Hills:
2.000%, 12/01/2017	810,000	823,300
2.000%, 12/01/2017	120,000	120,868
2.500%, 12/01/2018	745,000	759,818
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	725,000	211,156
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)	12,535,000	13,413,327
Indiana Bond Bank,
1.689%, 01/15/2017	1,000,000	1,005,740
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 08/01/2016)	205,000	209,063
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
1.600%, 07/01/2046 (Callable 06/30/2016) ∞	10,000,000	10,000,000
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	820,000	820,000
1.500%, 01/01/2017	765,000	767,088
1.650%, 07/01/2017	725,000	728,582
4.000%, 07/01/2036 (Callable 07/10/2024)	10,805,000	11,368,265
New Jersey Economic Development Authority:
1.802%, 06/15/2017	2,980,000	2,993,082
3.375%, 06/15/2017	5,000,000	5,060,500
2.421%, 06/15/2018	10,000,000	10,045,300
New Jersey Sports & Exposition Authority:
6.076%, 03/01/2023	2,705,000	3,025,245
5.976%, 03/01/2024	5,000,000	5,538,850
Oakland Redevelopment Agency Successor Bonds,
2.271%, 09/01/2018	1,675,000	1,697,211
Rhode Island Housing & Mortgage Finance Corp./RI:
1.930%, 04/01/2017	600,000	604,032
3.000%, 10/01/2034 (Callable 10/01/2022)	7,405,000	7,595,012
San Diego Metropolitan Transit System,
4.840%, 12/01/2018	5,110,000	5,348,944
Schenectady Metroplex Development Authority/NY,
2.232%, 08/01/2017	200,000	201,754
State of Illinois:
5.090%, 04/01/2017	2,785,000	2,836,662
4.350%, 06/01/2018	737,000	759,640
Tulsa Airports Improvement Trust:
2.592%, 06/01/2017	115,000	117,154
3.042%, 06/01/2018	100,000	103,433
		108,232,958	3.0%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	63,835	64,124
Federal Home Loan Mortgage Corp. (FHLMC),
Series 5, Class B, 1.142%, 05/15/2019 ∞	1,445	1,447
		65,571	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	190,181	188,595
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036	108,423	99,769
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	876,106	637,223
Banc of America Alternative Loan Trust:
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	306,055	307,401
Series 2004-B, Class 2A2, 3.051%, 03/25/2034 ∞	2,615,312	2,595,027
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	799,497	815,719
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	206,061	207,260
GSAA Trust,
Series 2005-8, Class A4, 0.723%, 06/25/2035 ∞	14,572,838	14,028,107
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 2.870%, 07/25/2035 ∞	1,259,767	1,232,679
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 07/25/2018	3,304,573	3,305,598
Series 2003-9, Class 3A1, 4.750%, 11/25/2018	1,714,189	1,723,911
Series 2003-5, Class 4A1, 5.500%, 07/25/2033	5,605,871	5,845,684
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.050%, 02/25/2034	321,142	325,559
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.067%, 01/25/2035	6,629,305	6,783,292
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.418%, 10/25/2043 ∞	11,468,848	11,489,868
Towd Point Mortgage Trust,
Series 2015-4, Class A1, 3.500%, 04/25/2055 (Acquired 06/09/2016, Cost $7,870,260) * ∞	7,660,393	7,896,061
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	62,012	63,127
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	148,173	151,635
Series 2004-AR3, Class A1, 2.785%, 06/25/2034 ∞	7,871,039	7,919,748
		65,616,263	1.8%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2006-1, Class A3, 0.633%, 04/25/2036 ∞	3,875,431	3,858,039
Series 2006-2, Class A3, 0.603%, 09/25/2036 ∞	8,725,613	8,662,953
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-HE1, Class A1B1, 0.643%, 02/25/2036 ∞	7,232,555	7,139,022
Series 2006-OP1, Class A2C, 0.603%, 04/25/2036 ∞	5,665,566	5,446,031
Aegis Asset Backed Securities Trust,
Series 2005-5, Class 1A3, 0.723%, 12/25/2035 ∞	3,788,208	3,735,302
American Express Credit Account Master Trust,
Series 2014-4, Class A, 1.430%, 06/15/2020	5,545,000	5,582,092
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Trust,
Series 2005-R8, Class A2D, 0.813%, 10/25/2035 ∞	2,262,383	2,261,154
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.793%, 11/25/2035 ∞	10,485,259	10,187,453
Barclays Dryrock Issuance Trust,
Series 2015-1, Class A, 2.200%, 12/15/2022	6,750,000	6,943,621
California Republic Auto Receivables Trust,
Series 2015-3, Class A3, 1.620%, 11/15/2019	17,500,000	17,561,526
Capital Auto Receivables Asset Trust:
Series 2014-3, Class A2, 1.180%, 12/20/2017	14,442,016	14,446,744
Series 2015-3, Class A1A, 1.390%, 02/20/2018	13,790,000	13,803,742
Series 2015-4, Class A3, 1.830%, 03/20/2020	3,075,000	3,095,676
Capital One Multi-Asset Execution Trust,
Series 2014-A2, Class A2, 1.260%, 01/15/2020	11,172,000	11,207,499
Carrington Mortgage Loan Trust:
Series 2006-OPT1, Class A3, 0.633%, 02/25/2036 ∞	4,203,302	4,102,698
Series 2006-NC2, Class A2, 0.543%, 06/25/2036 ∞	423,221	422,290
Chase Issuance Trust:
Series 2014-A1, Class A1, 1.150%, 01/15/2019	31,310,000	31,372,698
Series 2015-A5, Class A5, 1.360%, 04/15/2020	13,300,000	13,379,527
Series 2016-A1, Class A, 0.852%, 05/17/2021 ∞	7,800,000	7,802,243
Chrysler Capital Auto Receivables Trust:
Series 2015-BA, Class A2, 1.460%, 12/17/2018 (Acquired 11/12/2015, Cost $4,253,417) *	4,253,485	4,256,042
Series 2013-BA, Class A4, 1.270%, 03/15/2019 (Acquired 11/12/2015 through 12/18/2015, Cost $5,078,093) *	5,089,596	5,092,171
Citibank Credit Card Issuance Trust,
Series 2008-1A, Class A1, 5.350%, 02/07/2020	2,325,000	2,484,729
Conseco Financial Corp.:
Series 1998-2, Class A5, 6.240%, 12/01/2028 ∞	13,961	14,560
Series 1998-3, Class A5, 6.220%, 03/01/2030	196,137	206,201
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 4.626%, 01/25/2037 § ∞	1,004,422	1,439,061
Series 2006-9, Class 1AF3, 4.841%, 10/25/2046 ∞	994,787	788,143
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.070%, 12/25/2035	215,278	213,015
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015 through 09/22/2015, Cost $17,426,516) *	17,427,771	17,421,441
Discover Card Execution Note Trust,
Series 2014-A5, Class A, 1.390%, 04/15/2020	7,399,000	7,445,068
First Franklin Mortgage Loan Trust:
Series 2004-FF7, Class A1, 1.093%, 09/25/2034 ∞	1,362,390	1,361,781
Series 2005-FF12, Class A2B, 0.713%, 11/25/2036 ∞	3,657,215	3,609,249
First National Master Note Trust,
Series 2015-1, Class A, 1.212%, 09/15/2020 ∞	7,500,000	7,517,375
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 05/06/2014 through 11/18/2014, Cost $17,939,285) *	17,894,000	18,253,879
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 01/06/2016, Cost $8,217,289) *	8,192,000	8,368,302
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 01/13/2015 through 03/14/2016, Cost $12,566,749) *	12,592,000	12,782,420
Ford Credit Floorplan Master Owner Trust A,
Series 2016-1, Class A1, 1.760%, 02/15/2021	11,425,000	11,458,695
GE-WMC Asset-Backed Pass Through Certificates,
Series 2005-1, Class A2C, 1.173%, 10/25/2035 ∞	3,688,688	3,655,244
GM Financial Automobile Leasing Trust,
Series 2016-2, Class A3, 1.620%, 09/20/2019	12,675,000	12,771,193
GMF Floorplan Owner Revolving Trust,
Series 2015-1, Class A1, 1.650%, 05/15/2020 (Acquired 05/13/2015, Cost $14,699,441) *	14,700,000	14,719,410
Golden Credit Card Trust,
Series 2013-2A, Class A, 0.872%, 09/15/2018 (Acquired 03/29/2016, Cost $2,425,000) f * ∞	2,425,000	2,425,233
GSAMP Trust,
Series 2006-HE1, Class A2C, 0.663%, 01/25/2036 ∞	759,689	756,304
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.623%, 08/25/2036 ∞	1,592,296	1,574,359
Honda Auto Receivables Owner Trust:
Series 2016-1, Class A2, 1.010%, 06/18/2018	3,000,000	3,001,933
Series 2016-1, Class A3, 1.220%, 12/18/2019	13,000,000	13,038,000
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.583%, 07/25/2036 ∞	7,397,454	7,119,898
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $17,572,547) *	17,575,000	17,663,297
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $5,249,036) *	5,250,000	5,251,108
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016, Cost $9,999,075) *	10,000,000	10,030,779
Long Beach Mortgage Loan Trust,
Series 2005-WL2, Class M1, 1.158%, 08/25/2035 ∞	4,961,121	4,922,709
Master Credit Card Trust II,
Series 2013-3A, Class A, 0.878%, 01/22/2018 (Acquired 07/25/2013 through 11/05/2014, Cost $8,950,025) f * ∞	8,950,000	8,950,521
MASTR Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.683%, 02/25/2036 ∞	588,970	585,103
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE2, Class A3B, 0.893%, 01/25/2035 ∞	4,262,344	4,231,089
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.623%, 03/25/2036 ∞	3,821,594	3,710,799
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016, Cost $15,573,595) *	15,620,000	15,653,919
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-5, Class A3, 0.663%, 12/25/2035 ∞	5,899,107	5,859,197
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW1, Class M1, 0.903%, 09/25/2035 ∞	9,198,310	9,128,939
Popular ABS Mortgage Pass-Through Trust,
Series 2005-B, Class M2, 1.113%, 08/25/2035 ∞	3,900,706	3,808,635
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033 ∞	20,465	20,513
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033 ∞	197,776	200,559
Series 2006-NC2, Class A2, 0.643%, 02/25/2036 ∞	3,159,590	3,107,964
RASC Series Trust:
Series 2005-AHL2, Class A3, 0.803%, 10/25/2035 ∞	8,556,533	8,446,295
Series 2006-KS1, Class A4, 0.753%, 02/25/2036 ∞	4,552,071	4,497,550
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,949,147	894,249
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.778%, 10/25/2035 (Acquired 03/13/2014, Cost $7,836,676) * ∞	7,933,364	7,856,417
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.713%, 12/25/2035 ∞	1,717,318	1,691,310
Series 2006-2, Class A4, 0.723%, 03/25/2036 ∞	6,170,211	6,109,569
Specialty Underwriting & Residential Finance Trust:
Series 2005-BC4, Class A2C, 0.803%, 09/25/2036 ∞	3,168,083	3,148,124
Series 2006-BC1, Class A2C, 0.653%, 12/25/2036 ∞	744,886	743,993
Series 2006-BC1, Class A2D, 0.753%, 12/25/2036 ∞	9,850,000	9,712,147
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 09/11/2015, Cost $5,163,027) *	5,158,413	5,161,524
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.453%, 10/25/2034 ∞	12,036,837	11,955,216
Structured Asset Securities Corp. Mortgage Loan Trust:
Series 2007-BC2, Class A3, 0.583%, 03/25/2037 ∞	1,567,535	1,564,119
Series 2007-BC3, Class 2A2, 0.593%, 05/25/2047 ∞	983,230	957,376
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	18,437,000	18,552,829
Series 2012-2, Class A, 2.220%, 01/15/2022	9,243,000	9,418,211
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 10/21/2015, Cost $6,251,809) *	6,250,000	6,262,361
Toyota Auto Receivables 2016-B Owner Trust,
Series 2016-B, Class A3, 1.300%, 04/15/2020	7,000,000	7,032,004
Toyota Auto Receivables Owner Trust,
Series 2016-B, Class A2A, 1.020%, 10/15/2018	3,469,000	3,473,861
		533,386,302	15.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 2015-M1, Class ASQ2, 1.626%, 02/25/2018	25,535,570	25,740,988
Series 2016-M6, Class ASQ2, 1.785%, 06/25/2019	13,650,000	13,827,672
FHLMC Multifamily Structured Pass Through Certificates:
Series K502, Class A2, 1.426%, 08/25/2017	16,733,050	16,785,770
Series K006, Class A2, 4.251%, 01/25/2020	15,000,000	16,451,305
		72,805,735	2.1%
Non-U.S. Government Agency Issue
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	5,865,814	5,863,911
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	16,100,000	16,540,353
Series 2011-C5, Class ASB, 3.678%, 08/15/2046	6,567,176	6,912,550
WFRBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	7,050,000	7,577,884
		36,894,698	1.0%
Total Long-Term Investments (Cost $3,503,732,310)		3,529,924,415	98.9%

	Shares
SHORT-TERM INVESTMENT
Money Market Mutual Fund
Short-Term Investments Trust - Liquid Assets Portfolio, Institutional Class, 0.43% «	48,142,514	48,142,514
Total Short-Term Investment (Cost $48,142,514)		48,142,514	1.3%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.56% «	39,767,555	39,767,555
Total Investment Company (Cost $39,767,555)		39,767,555	1.1%
Total Investment Purchased with Cash Proceeds From
Securities Lending (Cost $39,767,555)		39,767,555	1.1%
Total Investments (Cost $3,591,642,379)		3,617,834,484	101.3%
Liabilities in Excess of Other Assets		(47,982,488)	(1.3)%
TOTAL NET ASSETS		$3,569,851,996	100.0%
Notes to Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $749,327,885, which represents 20.99% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.
f	Foreign Security
§	Security in Default
∞	Variable or Floating rate security. Floating rate securities are securities whose rates vary with a designated index rate. These securities rates are as of June 30, 2016.
«	7-Day Yield

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$197,225,000	$210,845,753
1.750%, 03/31/2022	232,050,000	239,763,806
2.500%, 05/15/2024	186,200,000	202,237,965
		652,847,524	31.3%
Corporate Bonds
Finance
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 11/22/2013, Cost $4,568,753) * f	4,500,000	4,577,985
2.500%, 10/30/2018 (Acquired 10/23/2013 through 04/17/2014, Cost $1,199,896) * f	1,200,000	1,227,854
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $2,644,170) * f	2,650,000	2,709,832
Aetna, Inc.,
2.800%, 06/15/2023	4,000,000	4,086,016
AgriBank FCB,
9.125%, 07/15/2019 (Acquired 02/24/2014, Cost $3,346,349) *	2,850,000	2,855,962
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $2,996,190) * f	3,000,000	3,057,978
Ally Financial, Inc.,
8.000%, 12/31/2018	96,000	104,880
American International Group, Inc.:
3.300%, 03/01/2021	3,000,000	3,099,315
4.875%, 06/01/2022	3,000,000	3,342,078
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	724,385
ANZ New Zealand (Int'l) Ltd.:
2.600%, 09/23/2019 (Acquired 09/16/2014 through 03/19/2015, Cost $4,154,719) * f	4,140,000	4,236,081
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $3,996,680) * f	4,000,000	4,125,084
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 f	1,000,000	1,107,093
Bank of America Corp.:
5.700%, 05/02/2017	1,100,000	1,138,695
6.875%, 04/25/2018	1,000,000	1,091,747
2.625%, 10/19/2020 @	5,000,000	5,079,685
3.300%, 01/11/2023	3,350,000	3,447,642
4.000%, 04/01/2024 @	2,750,000	2,935,056
BanPonce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,347,502
Barclays Bank PLC,
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,586,738
Barclays PLC:
2.000%, 03/16/2018 f	2,600,000	2,579,977
3.250%, 01/12/2021 f	2,000,000	1,992,994
BB&T Corp.,
6.850%, 04/30/2019	2,322,000	2,664,922
BNZ International Funding Ltd.,
2.350%, 03/04/2019 (Acquired 09/03/2014, Cost $2,789,836) * f	2,800,000	2,843,176
BPCE:
5.700%, 10/22/2023 (Acquired 11/10/2014, Cost $3,710,098) * @ f	3,500,000	3,753,967
4.000%, 04/15/2024 f	3,500,000	3,814,545
Caisse Centrale Desjardins,
1.303%, 01/29/2018 (Acquired 01/26/2015, Cost $8,000,000) * f ∞	8,000,000	7,978,600
Capital One Bank (USA) National Association,
2.250%, 02/13/2019	3,500,000	3,544,744
Capital One Financial Corp.,
3.150%, 07/15/2016	2,596,000	2,597,480
Capital One NA,
1.313%, 02/05/2018 ∞	2,000,000	1,998,434
Citigroup, Inc.:
1.550%, 08/14/2017	1,000,000	1,003,252
1.700%, 04/27/2018	1,500,000	1,502,405
2.050%, 12/07/2018	5,700,000	5,745,298
3.750%, 06/16/2024	500,000	526,244
Citizens Bank NA/Providence RI,
2.550%, 05/13/2021	2,000,000	2,019,312
Citizens Bank National Association,
2.450%, 12/04/2019	8,000,000	8,106,080
CNA Financial Corp.:
7.350%, 11/15/2019	2,395,000	2,765,648
5.750%, 08/15/2021	1,385,000	1,594,636
4.500%, 03/01/2026 @	5,000,000	5,322,030
Comerica Bank:
5.200%, 08/22/2017	5,570,000	5,799,495
2.500%, 06/02/2020	3,375,000	3,473,614
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 10/03/2014, Cost $4,519,244) * f	4,335,000	4,799,491
Commonwealth Bank of Australia/New York NY,
1.750%, 11/02/2018 f	4,500,000	4,532,292
Compass Bank:
2.750%, 09/29/2019	8,000,000	7,900,488
3.875%, 04/10/2025	2,700,000	2,590,990
Cooperatieve Rabobank UA/NY,
2.500%, 01/19/2021 f	8,175,000	8,379,506
Credit Agricole SA,
2.750%, 06/10/2020 (Acquired 06/03/2015, Cost $2,994,570) * f	3,000,000	3,094,920
Credit Suisse,
5.300%, 08/13/2019 f	3,220,000	3,553,956
Credit Suisse Group Funding Guernsey Ltd.:
3.450%, 04/16/2021 (Acquired 06/03/2016, Cost $2,482,832) * f	2,450,000	2,474,375
3.800%, 06/09/2023 (Acquired 06/07/2016, Cost $6,232,125) * @ f	6,250,000	6,233,963
Deutsche Bank AG:
2.950%, 08/20/2020 f	3,000,000	2,973,669
3.125%, 01/13/2021 @ f	2,175,000	2,172,255
3.375%, 05/12/2021 f	5,000,000	5,017,210
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	2,500,000	2,537,607
GE Capital International Funding Co.,
2.342%, 11/15/2020 (Acquired 02/11/2010 through 12/24/2014, Cost $6,207,882) * f	6,730,000	6,932,984
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,500,000	1,128,750
Great-West Life & Annuity Insurance Capital LP II,
3.164%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) * ∞	1,800,000	1,588,500
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $2,011,833) *	2,000,000	2,047,660
HSBC Finance Corp.,
6.676%, 01/15/2021	4,559,000	5,108,378
HSBC Holdings PLC,
3.600%, 05/25/2023 f	2,500,000	2,554,925
HSBC USA, Inc.,
2.350%, 03/05/2020	3,500,000	3,498,845
Humana, Inc.,
7.200%, 06/15/2018	2,000,000	2,214,686
ING Bank NV:
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $2,461,635) * f	2,475,000	2,525,349
5.000%, 06/09/2021 (Acquired 06/12/2013, Cost $2,126,326) * f	2,000,000	2,270,870
5.800%, 09/25/2023 (Acquired 10/15/2015, Cost $4,159,372) * f	3,810,000	4,181,159
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	4,408,902
iStar Financial, Inc.,
5.850%, 03/15/2017	75,000	75,937
J.P. Morgan Chase & Co.:
2.250%, 01/23/2020	7,875,000	7,983,305
4.500%, 01/24/2022	3,000,000	3,338,535
Jefferies Group LLC,
6.875%, 04/15/2021	2,000,000	2,271,374
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $2,846,035) *	2,325,000	2,870,498
Kemper Corp.,
6.000%, 05/15/2017	600,000	621,148
KeyBank NA/Cleveland OH,
3.400%, 05/20/2026	2,200,000	2,233,876
Keybank National Association,
1.193%, 06/01/2018 ∞	8,000,000	7,983,896
Korea Housing Finance Corp.,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 08/28/2014, Cost $1,041,904) * f	1,050,000	1,051,303
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,016,732) * f	4,000,000	4,029,408
2.500%, 05/16/2018 (Acquired 05/29/2013 through 10/20/2014, Cost $5,015,227) * f	5,000,000	5,001,960
Liberty Mutual Group, Inc.,
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	2,124,474
Lloyds Bank PLC:
2.050%, 01/22/2019 f	3,000,000	2,992,218
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,902,907) * f	2,900,000	3,244,155
M&I Marshall & Ilsley Bank,
5.000%, 01/17/2017	1,000,000	1,018,320
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 08/07/2013, Cost $4,998,250) * f	5,000,000	5,006,100
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $2,498,475) * f	2,500,000	2,502,667
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $997,800) * f	1,000,000	1,009,566
Manulife Financial Corp.,
4.900%, 09/17/2020 f	2,300,000	2,551,167
Marsh & McLennan Cos., Inc.,
2.550%, 10/15/2018	1,000,000	1,022,463
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,833,258
MBIA Insurance Corp.,
11.888%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) *	500,000	185,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,332,782
Mizuho Bank Ltd.,
2.150%, 10/20/2018 (Acquired 10/13/2015, Cost $4,497,390) * @ f	4,500,000	4,562,703
Morgan Stanley:
6.625%, 04/01/2018	1,600,000	1,734,037
7.300%, 05/13/2019	2,700,000	3,102,192
2.375%, 07/23/2019	1,000,000	1,016,499
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	238,864
MUFG Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,816,598
Nationwide Building Society,
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $2,999,010) * f	3,000,000	3,032,139
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 10/07/2013, Cost $872,582) *	828,000	924,810
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	2,450,000	2,454,229
6.700%, 03/04/2020 @ f	1,000,000	1,161,060
NYSE Euronext,
2.000%, 10/05/2017	800,000	808,100
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015, Cost $6,000,000) *	6,000,000	6,015,546
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	4,073,140
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $1,997,360) *	2,000,000	2,031,756
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $6,981,380) *	7,000,000	7,139,517
Protective Life Corp.:
7.375%, 10/15/2019	2,050,000	2,379,052
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $2,997,360) *	3,000,000	3,101,799
Prudential Financial, Inc.,
7.375%, 06/15/2019	850,000	986,135
Regions Bank,
7.500%, 05/15/2018	2,475,000	2,714,320
Regions Financial Corp.,
2.000%, 05/15/2018	6,000,000	6,010,488
Reliance Standard Life Global Funding II,
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $4,994,250) *	5,000,000	5,167,060
Santander Bank NA,
8.750%, 05/30/2018	4,415,000	4,916,703
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	2,000,000	2,009,622
Santander UK PLC:
3.050%, 08/23/2018 f	1,050,000	1,074,820
3.125%, 01/08/2021 @ f	2,325,000	2,330,054
5.000%, 11/07/2023 (Acquired 10/31/2013, Cost $996,810) * @ f	1,000,000	1,026,499
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $8,486,910) * f	8,500,000	8,683,940
Societe Generale:
1.726%, 10/01/2018 f ∞	2,000,000	2,015,760
2.625%, 10/01/2018 f	1,000,000	1,023,650
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,346,899) * f	1,250,000	1,429,841
5.000%, 01/17/2024 (Acquired 01/14/2014 through 02/18/2014, Cost $3,127,585) * f	3,150,000	3,275,701
Societe Generale SA,
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $2,148,388) * f	2,150,000	2,189,394
Standard Chartered PLC:
1.273%, 04/17/2018 (Acquired 04/13/2015, Cost $8,500,000) * f ∞	8,500,000	8,402,590
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $997,980) * @ f	1,000,000	1,013,220
Sumitomo Mitsui Banking Corp.:
2.500%, 07/19/2018 f	3,000,000	3,062,034
2.250%, 07/11/2019 f	2,000,000	2,029,326
SunTrust Bank:
5.450%, 12/01/2017	500,000	526,039
7.250%, 03/15/2018	1,506,000	1,641,435
SunTrust Bank/Atlanta GA,
3.300%, 05/15/2026	5,000,000	5,040,695
SUSA Partnership LP,
8.200%, 06/01/2017	2,800,000	2,972,309
Svenska Handelsbanken AB:
2.500%, 01/25/2019 f	1,000,000	1,029,714
2.400%, 10/01/2020 f	5,000,000	5,123,580
Swedbank AB:
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,383) * f	3,250,000	3,268,882
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $2,595,606) * f	2,600,000	2,653,110
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $3,795,592) * f	3,800,000	3,926,263
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,179,685
4.250%, 08/15/2024	4,800,000	4,967,664
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.700%, 09/09/2018 (Acquired 09/03/2013, Cost $2,547,756) * f	2,550,000	2,611,067
2.150%, 09/14/2018 (Acquired 09/08/2015, Cost $999,710) * f	1,000,000	1,010,574
2.300%, 03/10/2019 (Acquired 03/04/2014 through 11/24/2015, Cost $1,123,476) * f	1,125,000	1,145,399
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $2,998,020) * f	3,000,000	3,047,292
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,540,538
7.250%, 02/01/2018	2,275,000	2,479,966
The Charles Schwab Corp.,
6.375%, 09/01/2017	325,000	344,583
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	3,900,000	4,202,230
2.900%, 07/19/2018	1,000,000	1,026,170
7.500%, 02/15/2019	865,000	989,223
2.550%, 10/23/2019	2,000,000	2,046,310
3.500%, 01/23/2025	2,000,000	2,055,016
The Hartford Financial Services Group, Inc.:
5.500%, 10/15/2016	1,500,000	1,518,985
5.125%, 04/15/2022	500,000	568,648
The Huntington National Bank:
1.300%, 11/20/2016	4,850,000	4,855,442
2.875%, 08/20/2020	3,500,000	3,599,347
3.150%, 03/14/2021 @	1,500,000	1,553,877
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	1,125,000	1,174,639
UBS AG,
2.950%, 09/24/2020 (Acquired 09/21/2015, Cost $6,214,355) * f	6,225,000	6,330,632
UnitedHealth Group, Inc.,
3.350%, 07/15/2022	1,575,000	1,684,970
Voya Financial, Inc.,
2.900%, 02/15/2018	1,525,000	1,553,540
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,474,275) *	7,500,000	7,805,213
Wells Fargo & Co.,
Class N, 2.150%, 01/30/2020	7,000,000	7,118,748
Wells Fargo Bank National Association,
6.000%, 11/15/2017	1,479,000	1,573,696
Westpac Banking Corp.:
1.600%, 01/12/2018 f	1,250,000	1,256,915
4.875%, 11/19/2019 f	2,775,000	3,070,094
2.100%, 05/13/2021 f	5,000,000	5,064,965
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	3,250,000	3,634,140
		500,658,394	24.0%
Utility
Commonwealth Edison Co.,
Class 104, 5.950%, 08/15/2016	375,000	377,114
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	3,619,000	4,372,845
2.000%, 01/27/2020	3,000,000	3,061,779
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,582,672
PSEG Power LLC:
2.750%, 09/15/2016	75,000	75,252
5.320%, 09/15/2016	994,000	1,001,425
5.125%, 04/15/2020	220,000	239,271
Public Service Co. of New Mexico,
7.950%, 05/15/2018	3,220,000	3,585,837
RGS I&M Funding Corp.,
Series F*, 9.820%, 06/07/2022	416,033	425,097
Southern Power Co.,
1.850%, 12/01/2017	1,775,000	1,789,007
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * f	3,800,000	4,126,918
West Penn Power Co.,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,006,756) *	2,000,000	2,009,204
		23,646,421	1.1%
Industrials
21st Century Fox America, Inc.:
8.000%, 10/17/2016	5,575,000	5,683,885
3.700%, 10/15/2025	2,825,000	3,060,029
Agrium, Inc.,
3.150%, 10/01/2022 f	1,306,000	1,330,230
Altera Corp.,
2.500%, 11/15/2018	2,000,000	2,068,676
America Movil, SAB de CV,
1.656%, 09/12/2016 f ∞	3,200,000	3,200,800
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	2,758,000	2,951,482
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	253,000	266,295
6.950%, 06/15/2019	1,000,000	1,108,153
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,299,418) * f	2,000,000	2,287,500
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	9,300,000	9,799,131
Apple, Inc.,
2.400%, 05/03/2023	2,000,000	2,036,702
AT&T, Inc.,
3.600%, 02/17/2023 @	9,000,000	9,388,611
Boardwalk Pipelines LP,
5.200%, 06/01/2018	2,500,000	2,546,670
Boston Scientific Corp.,
4.125%, 10/01/2023	3,000,000	3,250,911
BP Capital Markets:
4.750%, 03/10/2019 f	2,500,000	2,715,513
2.521%, 01/15/2020 f	2,650,000	2,733,822
3.245%, 05/06/2022 f	1,000,000	1,049,466
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,140,558
Bunge Limited Finance Corp.:
3.200%, 06/15/2017	1,300,000	1,320,203
3.500%, 11/24/2020 @	2,500,000	2,620,545
Bunge NA Finance LP,
5.900%, 04/01/2017	575,000	593,444
Cardinal Health, Inc.,
1.950%, 06/15/2018	5,600,000	5,664,904
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.464%, 07/23/2022 (Acquired 07/09/2015, Cost $7,150,000) *	7,150,000	7,684,362
Chevron Phillips Chemical Co. LLC,
2.450%, 05/01/2020 (Acquired 05/07/2015, Cost $4,123,680) *	4,125,000	4,131,691
Coca-Cola FEMSA SAB de CV,
2.375%, 11/26/2018 f	3,425,000	3,490,880
Comcast Cable Communications, LLC:
8.875%, 05/01/2017	550,000	585,789
2.750%, 03/01/2023	1,475,000	1,544,704
ConAgra Foods, Inc.:
1.005%, 07/21/2016 ∞	2,125,000	2,125,206
7.000%, 04/15/2019	317,000	358,298
Cox Communications, Inc.:
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,589,985
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,492,215) *	4,500,000	4,532,463
CVS Health Corp.:
2.250%, 08/12/2019	3,375,000	3,466,051
4.000%, 12/05/2023	4,425,000	4,893,399
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,358,809
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $1,829,867) *	1,600,000	1,752,000
Deutsche Telekom International Finance BV:
2.250%, 03/06/2017 (Acquired 03/24/2015, Cost $1,409,035) * f	1,400,000	1,409,282
6.750%, 08/20/2018 f	2,850,000	3,180,671
6.000%, 07/08/2019 f	1,700,000	1,907,033
Devon Energy Corp.,
6.300%, 01/15/2019	910,000	985,844
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
3.480%, 06/01/2019 (Acquired 05/17/2016, Cost $6,906,340) *	6,900,000	7,068,429
Ecolab, Inc.:
1.450%, 12/08/2017	4,000,000	4,006,996
3.250%, 01/14/2023	5,000,000	5,249,630
Energy Transfer Partners LP,
9.700%, 03/15/2019	2,457,000	2,781,783
Enterprise Products Operating LLC,
2.550%, 10/15/2019	3,000,000	3,082,788
ERAC USA Finance LLC:
2.350%, 10/15/2019 (Acquired 06/30/2014 through 01/08/2015, Cost $4,644,303) *	4,650,000	4,737,788
2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $4,818,341) *	4,825,000	4,903,628
Express Scripts Holding Co.:
2.650%, 02/15/2017	2,313,000	2,337,589
7.250%, 06/15/2019	1,000,000	1,151,897
3.000%, 07/15/2023	4,900,000	4,905,488
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,405,874	1,500,770
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	4,400,000	4,568,436
3.875%, 06/05/2024	3,900,000	4,123,373
Fiserv, Inc.:
4.750%, 06/15/2021	1,728,000	1,918,292
3.500%, 10/01/2022	2,850,000	3,019,957
FMC Corp.,
4.100%, 02/01/2024	2,000,000	2,105,804
Ford Motor Credit Co. LLC:
1.724%, 12/06/2017	3,300,000	3,307,019
5.750%, 02/01/2021	2,000,000	2,273,450
3.336%, 03/18/2021	1,800,000	1,866,829
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.,
6.750%, 02/01/2022	1,649,000	1,616,536
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022 @	2,000,000	1,760,000
3.875%, 03/15/2023 @	1,100,000	962,500
General Electric Capital Corp.:
6.000%, 08/07/2019	774,000	886,634
5.500%, 01/08/2020	731,000	835,548
5.550%, 05/04/2020	816,000	939,729
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 06/09/2016, Cost $7,641,599) *	6,797,000	7,698,371
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013 through 10/29/2013, Cost $4,340,524) *	4,400,000	4,229,500
4.125%, 05/30/2023 (Acquired 04/03/2014, Cost $1,460,202) *	1,500,000	1,380,000
4.625%, 04/29/2024 (Acquired 10/08/2014, Cost $1,025,124) * @	1,000,000	935,000
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/24/2014, Cost $2,987,700) * f	3,000,000	3,121,932
GTE Corp.,
8.750%, 11/01/2021	2,150,000	2,727,688
Hanson Ltd.,
6.125%, 08/15/2016 f	650,000	650,812
Hess Corp.,
8.125%, 02/15/2019	1,200,000	1,337,291
Historic TW, Inc.,
6.875%, 06/15/2018	392,000	433,005
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 04/16/2014, Cost $5,890,622) * f	5,400,000	6,231,087
Hutchison Whampoa International (14) Ltd.,
1.625%, 10/31/2017 (Acquired 10/28/2014, Cost $1,995,400) * f	2,000,000	2,009,118
Hyundai Capital America,
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $2,498,225) *	2,500,000	2,515,437
Hyundai Capital Services, Inc.:
3.500%, 09/13/2017 (Acquired 08/04/2014 through 09/30/2014, Cost $6,272,678) * f	6,150,000	6,299,986
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $1,299,103) *	1,300,000	1,328,890
Ingersoll-Rand Co.,
6.391%, 11/15/2027 f	1,195,000	1,448,666
Ingersoll-Rand Global Holding Co. Ltd.,
2.875%, 01/15/2019	5,000,000	5,178,015
Ingredion, Inc.,
1.800%, 09/25/2017	1,275,000	1,281,578
Johnson Controls, Inc.,
4.250%, 03/01/2021	2,000,000	2,156,860
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	2,127,036
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	436,219
Lafarge SA,
6.500%, 07/15/2016 f	625,000	625,766
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	80,786
Mead Johnson Nutrition Co.,
3.000%, 11/15/2020	5,400,000	5,641,272
MeadWestvaco Corp.,
7.375%, 09/01/2019	2,033,000	2,333,622
Medco Health Solutions, Inc.,
7.125%, 03/15/2018	1,850,000	2,019,763
Merey Sweeny LP,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $1,337,716) *	1,211,416	1,355,253
Midcontinent Express Pipeline LLC,
6.700%, 09/15/2019 (Acquired 09/30/2014, Cost $1,090,191) *	1,000,000	955,000
Murphy Oil Corp.,
4.700%, 12/01/2022 @	5,000,000	4,574,360
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	848,670
Noble Energy, Inc.:
8.250%, 03/01/2019	1,000,000	1,145,313
4.150%, 12/15/2021 @	450,000	473,163
ONEOK Partners LP,
3.375%, 10/01/2022	6,000,000	5,870,406
Pentair Finance SA:
2.900%, 09/15/2018 f	5,675,000	5,732,488
3.625%, 09/15/2020 f	5,500,000	5,638,209
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 09/19/2014, Cost $6,923,872) * f	6,880,000	6,879,979
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,965,330
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	1,225,000	1,324,284
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,977,417) * @ f	3,000,000	3,373,542
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,000,000	1,007,500
6.125%, 01/15/2017	43,000	43,537
7.625%, 06/15/2020	1,000,000	1,047,500
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	2,975,000	3,574,570
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) *	1,000,000	1,002,500
Rockwell Automation, Inc.,
2.875%, 03/01/2025	3,000,000	3,112,893
SABMiller Holdings, Inc.,
1.327%, 08/01/2018 (Acquired 10/28/2014, Cost $3,991,071) *	3,980,000	3,977,473
Samarco Mineracao SA,
5.375%, 09/26/2024 (Acquired 09/23/2014, Cost $1,670,511) * f	1,675,000	644,875
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $4,499,460) *	4,500,000	4,587,795
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	2,073,970
Solvay Finance America LLC,
3.400%, 12/03/2020 (Acquired 01/08/2016, Cost $3,996,160) *	4,000,000	4,188,924
Sprint Communications, Inc.,
6.000%, 12/01/2016	500,000	503,125
Sunoco, Inc.,
5.750%, 01/15/2017	1,275,000	1,298,955
Sysco Corp.:
2.600%, 10/01/2020	7,600,000	7,847,456
2.500%, 07/15/2021 @	2,000,000	2,043,734
2.600%, 06/12/2022	150,000	152,705
TC PipeLines LP,
4.375%, 03/13/2025	2,500,000	2,461,287
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	1,000,000	1,044,051
3.192%, 04/27/2018 f	1,000,000	1,026,780
Telstra Corp. Ltd.,
3.125%, 04/07/2025 (Acquired 03/30/2015, Cost $5,640,395) * f	5,650,000	5,903,233
Texas Eastern Transmission LP,
6.000%, 09/15/2017 (Acquired 11/07/2013 through 11/14/2014, Cost $2,172,190) *	2,073,000	2,174,674
The Dow Chemical Co.,
8.550%, 05/15/2019	2,800,000	3,323,698
The Mosaic Co.,
4.250%, 11/15/2023	8,606,000	9,269,153
Time Warner Cable, Inc.:
5.850%, 05/01/2017	1,000,000	1,035,175
6.750%, 07/01/2018	2,000,000	2,193,078
Time Warner, Inc.:
4.700%, 01/15/2021	1,325,000	1,477,914
4.750%, 03/29/2021	2,000,000	2,246,736
3.600%, 07/15/2025 @	4,000,000	4,232,580
TransCanada PipeLines Ltd.:
1.875%, 01/12/2018 f	3,000,000	3,014,388
9.875%, 01/01/2021 f	150,000	192,944
4.875%, 01/15/2026 f	3,000,000	3,425,988
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,308,956
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	1,245,000	1,323,521
Vale Overseas Ltd.:
6.250%, 01/23/2017 f	1,650,000	1,687,785
4.375%, 01/11/2022 @ f	2,425,000	2,272,710
Valero Energy Corp.,
9.375%, 03/15/2019	5,898,000	7,048,246
Verizon Communications, Inc.:
5.150%, 09/15/2023	6,100,000	7,104,219
4.150%, 03/15/2024	2,000,000	2,206,328
Visa, Inc.,
3.150%, 12/14/2025 @	4,700,000	5,024,822
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,190,000
Wabtec Corp.,
4.375%, 08/15/2023	3,000,000	3,275,430
Walgreen Co.,
5.250%, 01/15/2019	605,000	655,677
Waste Management, Inc.:
2.400%, 05/15/2023	7,000,000	7,100,989
3.125%, 03/01/2025	1,975,000	2,065,052
Wesfarmers Ltd.,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,921,957
Williams Partners LP:
5.250%, 03/15/2020	1,000,000	1,028,866
4.125%, 11/15/2020	1,475,000	1,460,983
4.300%, 03/04/2024	2,500,000	2,351,873
Zoetis, Inc.,
4.500%, 11/13/2025 @	2,000,000	2,205,686
		428,450,878	20.6%
Total Corporate Bonds		952,755,693	45.7%
Other Government Related Securities
CDP Financial, Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,100,517
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,151,496) * f	1,150,000	1,059,725
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,000,000	1,986,634
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	5,150,000	5,457,862
Corp Andina de Fomento,
4.375%, 06/15/2022 f	680,000	759,145
Electricite de France SA,
2.350%, 10/13/2020 (Acquired 10/07/2015, Cost $8,800,006) * @ f	8,875,000	9,069,123
Export-Import Bank of Korea,
2.250%, 01/21/2020 f	3,200,000	3,248,698
Guardian Life Global Funding,
2.000%, 04/26/2021 (Acquired 04/19/2016, Cost $3,994,720) *	4,000,000	4,052,628
KFW,
4.875%, 06/17/2019 f	3,250,000	3,618,329
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	300,000	389,098
Korea Gas Corp.,
2.875%, 07/29/2018 (Acquired 07/22/2013, Cost $994,790) * f	1,000,000	1,026,713
Mexico Government International Bond,
5.125%, 01/15/2020 f	2,650,000	2,941,500
Petrobras Global Finance BV,
3.016%, 03/17/2017 f ∞	1,700,000	1,700,833
Petroleos Mexicanos:
3.125%, 01/23/2019 @ f	2,000,000	1,995,000
5.500%, 01/21/2021 f	2,000,000	2,117,800
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $2,987,280) * f	3,000,000	3,032,361
Sinopec Group Overseas Development [2016] Ltd.,
2.750%, 05/03/2021 (Acquired 04/25/2016, Cost $4,990,750) * f	5,000,000	5,087,260
The Korea Development Bank,
3.875%, 05/04/2017 f	2,150,000	2,198,796
		50,842,022	2.4%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,063,350
4.459%, 08/01/2019	1,340,000	1,463,990
California Qualified School Bond Joint Powers Authority,
5.955%, 03/01/2019	3,375,000	3,715,133
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,753,450
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,281,640
City of Berwyn IL,
5.790%, 12/01/2022	5,095,000	5,714,603
City of Bristol VA,
3.668%, 10/01/2022 (Callable 10/01/2020)	7,500,000	7,802,400
Cook County School District No. 104 Summit,
6.125%, 12/01/2027 (Callable 12/01/2017)	1,535,000	1,615,219
County of Contra Costa CA,
5.140%, 06/01/2017	2,500,000	2,571,375
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	1,465,000	1,658,366
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,271,363
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,166,930
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016 §	3,525,000	1,026,656
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 08/01/2016)	760,000	775,063
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	1,670,000	1,706,974
New Jersey Economic Development Authority,
1.802%, 06/15/2017	5,000,000	5,021,950
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	330,000	352,846
3.000%, 01/01/2033 (Callable 01/01/2025)	6,995,000	7,125,876
North East Independent School District/TX,
5.240%, 08/01/2027	2,100,000	2,659,167
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	2,500,000	2,517,625
Winnebago & Boone Counties School District No. 205 Rockford:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,379,652
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,799,943
		59,443,571	2.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	123,251	123,809
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	81,653	88,532
6.000%, 07/01/2028	6,864	7,918
Federal Home Loan Mortgage Corp. (FHLMC):
1.375%, 05/01/2020 @	10,000,000	10,150,760
Series 74, Class F, 6.000%, 10/15/2020	880	923
Series 1395, Class G, 6.000%, 10/15/2022	7,651	8,328
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	2,691	2,849
Series 1990-108, Class G, 7.000%, 09/25/2020	3,201	3,430
Series G-29, Class O, 8.500%, 09/25/2021	433	485
Series 1991-137, Class H, 7.000%, 10/25/2021	22,478	24,531
Series 1993-32, Class H, 6.000%, 03/25/2023	15,054	16,281
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	88,374	100,065
Towd Point Mortgage Trust,
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $4,035,323) * ∞	4,004,228	4,089,512
		14,617,423	0.7%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	218,708	216,884
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $200,570) *	202,273	193,775
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	349,064	334,472
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 §	58,527	55,565
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	44,797	44,973
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	151,637	152,304
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	233,431	235,883
Series 2005-6, Class 7A1, 5.500%, 07/25/2020 §	10,673	10,443
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	204,488	193,144
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	377,670	308,202
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	3,833,944	3,965,865
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.480%, 07/25/2034 ∞	2,211,827	2,202,095
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	369,681	364,611
Series 2006-A1, Class 2A1, 2.806%, 03/25/2036 § ∞	493,009	410,217
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	187,479	188,309
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	45,994	46,294
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	52,234	53,260
MortgageIT Trust,
Series 2005-3, Class A1, 0.753%, 08/25/2035 ∞	8,881,504	8,192,742
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	17,926	17,908
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	70,518	71,413
Structured Asset Securities Corp. Mortgage Pass-Through Certificates,
Series 2004-22, Class A2, 5.067%, 01/25/2035 ∞	4,419,537	4,522,195
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.418%, 10/25/2043 ∞	6,881,309	6,893,921
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	256,160	259,124
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	381,769	387,483
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	145,839	150,870
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	148,829	151,506
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	101,315	103,682
Series 2004-AR3, Class A1, 2.785%, 06/25/2034 ∞	4,764,602	4,794,087
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	3,870,364	4,080,917
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.880%, 06/25/2035 ∞	7,083,847	7,161,096
		45,763,240	2.2%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2005-4, Class A1, 0.693%, 12/25/2035 ∞	4,623,022	4,549,120
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	8,622	9,186
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.793%, 11/25/2035 ∞	2,011,561	1,954,427
Capital Auto Receivables Asset Trust:
Series 2015-2, Class A2, 1.390%, 09/20/2018	10,125,000	10,139,259
Series 2015-3, Class A2, 1.720%, 01/22/2019	6,875,000	6,893,851
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	3,921	3,567
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	2,454	2,496
Series 1998-2, Class A5, 6.240%, 12/01/2028 ∞	217,419	226,740
Series 1998-3, Class A5, 6.220%, 03/01/2030	358,277	376,661
Series 1998-4, Class A5, 6.180%, 04/01/2030	146,107	153,949
Series 1998-7, Class A1, 6.320%, 07/01/2030	3,009,468	3,181,005
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	8,759	9,043
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	423,262	432,547
Series 2006-13, Class 1AF3, 4.626%, 01/25/2037 § ∞	150,965	216,292
Series 2006-9, Class 1AF3, 4.841%, 10/25/2046 ∞	915,204	725,091
Dell Equipment Finance Trust,
Series 2015-1, Class A2, 1.010%, 07/24/2017 (Acquired 04/15/2015, Cost $9,787,475) *	9,787,828	9,784,273
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	2,401	2,382
Series 1999-2, Class A7F, 7.030%, 08/15/2030	318,184	346,576
First Franklin Mortgage Loan Trust,
Series 2004-FF7, Class A1, 1.093%, 09/25/2034 ∞	848,088	847,709
Ford Credit Auto Owner Trust:
Series 2014-1, Class A, 2.260%, 11/15/2025 (Acquired 10/07/2014 through 10/09/2014, Cost $10,897,836) *	10,859,000	11,077,393
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 10/07/2014, Cost $11,745,689) *	11,750,000	12,002,875
GSAMP Trust,
Series 2005-WMC2, Class A1B, 0.763%, 11/25/2035 ∞	2,778,739	2,699,107
Home Equity Asset Trust,
Series 2006-8, Class 2A2, 0.563%, 03/25/2037 ∞	5,432,799	5,404,113
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	2,497	2,496
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.583%, 07/25/2036 ∞	3,550,778	3,417,551
Kubota Credit Owner Trust,
Series 2015-1A, Class A3, 1.540%, 03/15/2019 (Acquired 01/22/2015, Cost $10,048,597) *	10,050,000	10,100,491
New Century Home Equity Loan Trust,
Series 2005-C, Class A2C, 0.703%, 12/25/2035 ∞	2,647,796	2,591,823
Nomura Holdings, Inc.,
Series 2006-HE2, Class A3, 0.623%, 03/25/2036 ∞	5,095,458	4,947,732
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	69,684	71,780
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 07/30/2015 through 07/31/2015, Cost $6,722,811) *	6,725,000	6,739,603
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 ∞	3,573	3,618
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	39,250	39,662
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.833%, 11/25/2037 ∞	4,205,803	4,100,632
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.778%, 10/25/2035 (Acquired 03/13/2014, Cost $4,340,313) * ∞	4,393,863	4,351,246
Soundview Home Loan Trust,
Series 2003-2, Class A2, 1.753%, 11/25/2033 ∞	2,633,386	2,603,903
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.123%, 10/25/2035 ∞	2,716,096	2,653,574
Series 2006-BC1, Class A2D, 0.753%, 12/25/2036 ∞	7,617,879	7,511,265
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 10/26/2015, Cost $7,532,728) *	7,528,878	7,533,418
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.453%, 10/25/2034 ∞	5,608,964	5,570,930
Synchrony Credit Card Master Note Trust:
Series 2014-1, Class A, 1.610%, 11/15/2020	5,325,000	5,358,454
Series 2012-2, Class A, 2.220%, 01/15/2022	8,250,000	8,406,388
TCF Auto Receivables Owner Trust,
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 05/29/2015 through 06/12/2015, Cost $15,598,877) *	15,575,000	15,605,803
Wells Fargo Home Equity Asset-Backed Securities,
Series 2004-2, Class A33, 1.453%, 10/25/2034 ∞	3,473,159	3,375,346
		166,023,377	8.0%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
FHLMC Multifamily Structured Pass Through Certificates:
Series K702, Class A2, 3.154%, 02/25/2018	298,835	307,362
Series K704, Class A2, 2.412%, 08/25/2018	622,073	637,594
Series K705, Class A2, 2.303%, 09/25/2018	4,250,000	4,358,008
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,499,701
Series K003, Class A4, 5.053%, 01/25/2019	9,000,000	9,783,329
Series K004, Class A2, 4.186%, 08/25/2019	6,825,000	7,400,098
Series K005, Class A2, 4.317%, 11/25/2019	4,975,000	5,445,144
Series K006, Class A2, 4.251%, 01/25/2020	2,643,000	2,898,720
Series KF02, Class A3, 1.083%, 07/25/2020 ∞	2,286,471	2,290,990
		41,620,946	2.0%
Non-U.S. Government Agency Issues
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	2,937,676	2,936,723
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2011-C5, Class A3, 4.171%, 08/15/2046	5,000,000	5,460,251
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	8,004,000	8,222,918
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	5,000,000	5,287,594
NCUA Guaranteed Notes Trust,
Series 2010-C1, Class A2, 2.900%, 10/29/2020	86,745	86,784
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047	16,400,000	17,362,493
Series 2015-P2, Class ASB, 3.656%, 12/15/2048	10,400,000	11,298,243
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,000,000	8,599,018
Series 2014-C21, Class A2, 2.917%, 08/15/2047	2,435,234	2,535,295
Series 2014-C24, Class ASB, 3.324%, 11/15/2047	8,652,000	9,188,201
Series 2013-C12, Class ASB, 2.838%, 03/15/2048	8,500,000	8,867,991
		79,845,511	3.8%
Total Long-Term Investments (Cost $2,012,223,580)		2,063,759,307	98.9%
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, Institutional Class, 0.39% «	834,543	834,543
Short-Term Investments Trust - Liquid Assets Portfolio, Institutional Class, 0.43% «	41,000,000	41,000,000
Total Short-Term Investments (Cost $41,834,543)		41,834,543	2.0%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.56% «	54,964,493	54,964,493
Total Investment Company (Cost $54,964,493)		54,964,493	2.7%
Total Investment Purchased With Cash Proceeds From
Securities Lending (Cost $54,964,493)		54,964,493	2.7%
Total Investments (Cost $2,109,022,616)		2,160,558,343	103.6%
Liabilities in Excess of Other Assets		(74,185,983)	(3.6)%
TOTAL NET ASSETS		$2,086,372,360	100.0%
Notes to Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $432,098,134 which represents 20.71% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.
f	Foreign Security
§	Security in Default
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
«	7-Day Yield

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$140,475,000	$150,176,484
1.750%, 03/31/2022	403,705,000	417,124,961
2.500%, 05/15/2024	164,675,000	178,858,952
5.250%, 11/15/2028	77,576,500	109,194,975
3.500%, 02/15/2039	351,355,900	443,422,038
2.875%, 05/15/2043	164,600,000	185,091,383
2.500%, 02/15/2045 @	15,525,000	16,163,590
		1,500,032,383	17.2%
Corporate Bonds
Finance
ABN AMRO Bank NV:
2.500%, 10/30/2018 (Acquired 10/23/2013 through 01/13/2014, Cost $11,024,650) * f	11,033,000	11,289,098
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $8,980,200) * f	9,000,000	9,203,202
4.800%, 04/18/2026 (Acquired 04/11/2016, Cost $8,984,430) * @ f	9,000,000	9,370,593
ACE INA Holdings, Inc.,
2.875%, 11/03/2022	8,750,000	9,152,868
Aetna, Inc.,
4.250%, 06/15/2036 @	4,575,000	4,726,776
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $5,992,380) * f	6,000,000	6,115,956
Ally Financial, Inc.,
8.000%, 12/31/2018	360,000	393,300
American International Group, Inc.:
6.400%, 12/15/2020	10,830,000	12,736,741
4.875%, 06/01/2022	17,698,000	19,716,032
4.125%, 02/15/2024	893,000	942,053
3.875%, 01/15/2035	4,875,000	4,667,637
8.175%, 05/15/2058 ∞	893,000	1,122,442
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	1,785,000	2,069,309
AmSouth Bancorporation,
6.750%, 11/01/2025	223,000	256,409
ANZ New Zealand (Int'l) Ltd.:
1.750%, 03/29/2018 (Acquired 03/24/2015 through 06/15/2015, Cost $2,434,251) * f	2,435,000	2,445,371
2.850%, 08/06/2020 (Acquired 07/30/2015, Cost $15,337,260) * @ f	15,350,000	15,830,010
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $2,996,790) * f	3,000,000	3,104,790
Aon PLC:
4.000%, 11/27/2023 f	6,150,000	6,570,230
3.875%, 12/15/2025 f	7,000,000	7,383,159
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 @ f	6,500,000	7,196,105
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014 through 02/23/2016, Cost $15,998,050) * @ f	16,000,000	16,681,616
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	357,000	387,748
Bank of America Corp.:
6.400%, 08/28/2017	893,000	942,262
6.875%, 04/25/2018	3,162,000	3,452,104
2.625%, 10/19/2020 @	5,000,000	5,079,685
3.300%, 01/11/2023	7,000,000	7,204,029
4.125%, 01/22/2024	15,000,000	16,133,685
3.500%, 04/19/2026 @	9,000,000	9,300,492
7.750%, 05/14/2038	1,138,000	1,602,412
Bank of Montreal,
1.800%, 07/31/2018 f	3,600,000	3,644,226
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	1,941,000	1,822,601
Barclays Bank PLC,
6.050%, 12/04/2017 (Acquired 05/27/2015, Cost $10,540,838) * f	10,000,000	10,472,320
Barclays PLC:
2.875%, 06/08/2020 f	5,000,000	4,927,140
3.250%, 01/12/2021 f	12,175,000	12,132,351
3.650%, 03/16/2025 f	8,100,000	7,788,709
BB&T Corp.,
2.625%, 06/29/2020	5,000,000	5,164,925
Berkshire Hathaway, Inc.,
2.750%, 03/15/2023	14,675,000	15,162,680
BNP Paribas SA:
2.375%, 05/21/2020 f	10,000,000	10,190,800
3.250%, 03/03/2023 f	3,570,000	3,712,589
BNZ International Funding Ltd.:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 04/17/2015, Cost $7,333,219) * f	7,300,000	7,412,566
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $13,990,200) * @ f	14,000,000	14,465,934
BPCE:
2.500%, 07/15/2019 f	7,925,000	8,114,074
5.700%, 10/22/2023 (Acquired 10/15/2013 through 09/30/2014, Cost $8,204,773) * f	8,055,000	8,639,487
4.000%, 04/15/2024 @ f	2,500,000	2,724,675
4.625%, 07/11/2024 (Acquired 04/13/2016, Cost $4,921,733) * f	5,060,000	5,071,294
BPCE SA,
5.150%, 07/21/2024 (Acquired 05/10/2016 through 05/16/2016, Cost $11,428,601) * f	11,125,000	11,576,731
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $4,004,026) * f	4,000,000	4,008,088
1.303%, 01/29/2018 (Acquired 01/26/2015, Cost $19,000,000) * f ∞	19,000,000	18,949,175
Capital One Bank (USA) National Association,
3.375%, 02/15/2023	22,650,000	23,134,733
Capital One NA:
1.313%, 02/05/2018 ∞	3,625,000	3,622,162
2.400%, 09/05/2019	12,000,000	12,158,784
Citigroup, Inc.:
1.850%, 11/24/2017	6,100,000	6,133,623
1.700%, 04/27/2018	13,000,000	13,020,839
2.050%, 12/07/2018	11,000,000	11,087,417
3.750%, 06/16/2024	1,000,000	1,052,489
3.700%, 01/12/2026	4,500,000	4,737,096
Citizens Bank National Association:
2.500%, 03/14/2019	7,800,000	7,911,064
2.450%, 12/04/2019	19,300,000	19,555,918
Citizens Bank, National Association,
2.300%, 12/03/2018	4,000,000	4,052,344
CNA Financial Corp.:
5.750%, 08/15/2021	7,199,000	8,288,655
7.250%, 11/15/2023	4,000,000	4,853,724
4.500%, 03/01/2026	14,000,000	14,901,684
Comerica Bank:
2.500%, 06/02/2020	29,000,000	29,847,351
4.000%, 07/27/2025	10,000,000	10,319,300
Commonwealth Bank of Australia,
2.050%, 03/15/2019 f	10,275,000	10,418,367
Compass Bank:
2.750%, 09/29/2019	31,216,000	30,827,704
3.875%, 04/10/2025	13,000,000	12,475,138
Credit Agricole SA:
1.481%, 10/03/2016 (Acquired 09/26/2013, Cost $1,500,000) * f ∞	1,500,000	1,502,094
6.637%, 05/31/2017 (Acquired 05/23/2007, Cost $893,000) * f ∞	893,000	879,605
Credit Suisse:
1.700%, 04/27/2018 @ f	6,000,000	6,006,420
5.300%, 08/13/2019 f	1,406,000	1,551,821
5.400%, 01/14/2020 f	5,000,000	5,427,900
3.000%, 10/29/2021 f	7,000,000	7,170,086
3.625%, 09/09/2024 f	4,325,000	4,474,502
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 @ f	3,000,000	3,012,966
3.800%, 06/09/2023 (Acquired 06/07/2016, Cost $4,536,987) * f	4,550,000	4,538,325
4.550%, 04/17/2026 (Acquired 04/13/2016, Cost $1,999,520) * f	2,000,000	2,074,758
Credit Suisse USA, Inc.,
7.125%, 07/15/2032	5,063,000	6,744,432
Deutsche Bank AG:
1.237%, 02/13/2017 f ∞	9,000,000	8,990,820
2.950%, 08/20/2020 f	4,500,000	4,460,504
3.125%, 01/13/2021 @ f	10,800,000	10,786,370
Deutsche Bank Aktiengesellschaft,
3.700%, 05/30/2024 f	10,000,000	9,940,520
Discover Bank of Greenwood DE,
2.600%, 11/13/2018	4,875,000	4,948,335
Discover Financial Services,
3.950%, 11/06/2024	5,000,000	5,124,675
Fifth Third Bancorp,
2.875%, 07/27/2020	6,000,000	6,252,960
First Horizon National Corp.,
3.500%, 12/15/2020	29,078,000	29,344,267
First Tennessee Bank National Association,
2.950%, 12/01/2019	5,612,000	5,637,585
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,747,795) *	1,750,000	1,944,857
GE Capital International Funding Co.,
2.342%, 11/15/2020 (Acquired 01/04/2012 through 01/06/2015, Cost $11,853,296) * f	12,638,000	13,019,175
Genworth Holdings, Inc.,
4.900%, 08/15/2023	1,339,000	1,007,598
Goldman Sachs Capital I,
6.345%, 02/15/2034	1,053,000	1,238,289
Great-West Life & Annuity Insurance Capital LP II,
3.164%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,482,656) * ∞	2,499,000	2,205,368
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 05/03/2011 through 07/30/2014, Cost $4,377,239) *	4,378,000	4,482,328
HSBC Bank PLC,
1.266%, 05/15/2018 (Acquired 12/17/2014, Cost $4,963,285) * f ∞	4,950,000	4,928,982
HSBC Finance Corp.,
6.676%, 01/15/2021	15,925,000	17,844,026
HSBC Holdings PLC:
3.600%, 05/25/2023 f	2,275,000	2,324,982
6.500%, 09/15/2037 f	1,874,000	2,252,776
HSBC USA, Inc.:
2.350%, 03/05/2020	3,000,000	2,999,010
5.000%, 09/27/2020	3,716,000	3,992,623
9.125%, 05/15/2021	625,000	775,229
Humana, Inc.,
7.200%, 06/15/2018	1,870,000	2,070,731
ING Bank NV:
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $1,903,782) * f	1,919,000	1,952,141
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $7,270,562) * f	7,275,000	7,376,181
2.000%, 11/26/2018 (Acquired 11/17/2015, Cost $5,984,160) * f	6,000,000	6,063,858
2.500%, 10/01/2019 (Acquired 09/23/2014, Cost $3,481,100) * f	3,500,000	3,571,200
2.450%, 03/16/2020 (Acquired 03/10/2015 through 04/29/2015, Cost $9,210,258) * f	9,225,000	9,411,013
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/07/2014, Cost $11,384,562) * f	10,450,000	11,468,008
Invesco Finance PLC:
3.125%, 11/30/2022 f	5,902,000	6,158,896
3.750%, 01/15/2026 f	4,900,000	5,259,866
J.P. Morgan Chase & Co.:
2.200%, 10/22/2019	3,675,000	3,735,487
4.250%, 10/15/2020	886,000	965,696
2.550%, 03/01/2021	7,000,000	7,114,681
3.125%, 01/23/2025	14,000,000	14,312,620
5.600%, 07/15/2041	4,106,000	5,206,465
J.P. Morgan Chase Bank, National Association,
6.000%, 10/01/2017	500,000	528,106
Jefferies Group LLC:
6.875%, 04/15/2021	3,570,000	4,054,402
6.250%, 01/15/2036	1,390,000	1,397,719
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $6,612,705) *	6,069,000	7,492,927
KeyBank National Association:
1.193%, 06/01/2018 ∞	10,600,000	10,578,662
2.250%, 03/16/2020	5,000,000	5,068,725
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $3,988,720) * f	4,000,000	4,013,760
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 12/03/2013 through 04/29/2015, Cost $959,224) * f	950,000	956,984
2.500%, 05/16/2018 (Acquired 08/02/2013 through 04/27/2015, Cost $18,632,828) * f	18,658,000	18,665,314
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $10,993,180) * f	11,000,000	11,005,236
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,660,995) *	2,678,000	2,844,671
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,182,029) * ∞	2,231,000	3,234,950
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $297,831) *	465,000	593,739
Lincoln National Corp.:
8.750%, 07/01/2019	5,218,000	6,172,471
6.050%, 04/20/2067 ∞	1,004,000	670,170
Lloyds Bank PLC:
1.750%, 05/14/2018 f	7,775,000	7,753,129
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,409,924) * f	1,428,000	1,597,466
2.400%, 03/17/2020 f	20,000,000	20,172,660
Macquarie Bank Ltd.:
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $4,996,950) * f	5,000,000	5,005,335
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $4,989,000) * f	5,000,000	5,047,830
Macquarie Group Ltd.:
3.000%, 12/03/2018 (Acquired 11/25/2013, Cost $8,490,900) * f	8,525,000	8,755,303
7.625%, 08/13/2019 (Acquired 02/12/2014 through 05/18/2015, Cost $4,489,631) * f	3,944,000	4,578,329
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	10,850,000	10,977,303
Manulife Financial Corp.:
4.150%, 03/04/2026 f	10,000,000	10,726,070
5.375%, 03/04/2046 f	5,150,000	6,018,089
Marsh & McLennan Cos., Inc.,
2.300%, 04/01/2017	2,231,000	2,250,718
Massachusetts Mutual Life Insurance Co.:
8.875%, 06/01/2039 (Acquired 05/27/2009 through 03/31/2016, Cost $29,839,678) *	20,177,000	30,193,650
4.500%, 04/15/2065 (Acquired 04/08/2015, Cost $2,945,520) *	3,000,000	2,866,998
MBIA Insurance Corp.,
11.888%, 01/15/2033 (Acquired 01/11/2008, Cost $714,000) * §	714,000	264,180
MetLife, Inc.:
7.717%, 02/15/2019	982,000	1,138,969
6.500%, 12/15/2032	466,000	599,668
4.050%, 03/01/2045	10,000,000	9,851,080
4.600%, 05/13/2046 @	5,750,000	6,181,618
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 04/27/2015, Cost $2,040,947) *	2,004,000	2,054,535
Mitsubishi UFJ Financial Group, Inc.,
2.950%, 03/01/2021 f	15,200,000	15,766,534
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013 through 04/29/2015, Cost $3,345,235) * f	3,349,000	3,372,768
1.800%, 03/26/2018 (Acquired 06/16/2016, Cost $24,373,029) * f	24,275,000	24,420,553
2.450%, 04/16/2019 (Acquired 04/09/2014, Cost $2,096,262) * f	2,100,000	2,141,126
Mizuho Financial Group, Inc.,
2.632%, 04/12/2021 (Acquired 04/05/2016, Cost $13,000,000) * f	13,000,000	13,238,303
Morgan Stanley:
7.300%, 05/13/2019	15,110,000	17,360,785
2.375%, 07/23/2019	1,000,000	1,016,499
5.625%, 09/23/2019	1,941,000	2,153,555
2.650%, 01/27/2020	4,200,000	4,269,254
2.800%, 06/16/2020	5,000,000	5,123,035
2.500%, 04/21/2021 @	8,000,000	8,083,680
Class F, 3.875%, 04/29/2024	1,650,000	1,766,188
3.700%, 10/23/2024	4,000,000	4,185,496
MUFG Americas Holdings Corp.,
2.250%, 02/10/2020	5,000,000	5,036,105
National City Bank,
5.800%, 06/07/2017	1,750,000	1,820,644
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $18,697,962) *	16,905,000	18,881,533
Navient LLC,
5.625%, 08/01/2033	446,000	313,315
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 05/04/2016, Cost $3,969,308) *	3,000,000	4,099,098
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	6,248,000	6,258,784
2.750%, 03/19/2019 f	1,625,000	1,662,928
6.700%, 03/04/2020 @ f	1,667,000	1,935,487
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 03/10/2015 through 04/24/2015, Cost $8,118,686) *	8,000,000	8,020,728
PNC Bank, National Association,
4.200%, 11/01/2025	2,678,000	3,009,311
Pricoa Global Funding I,
2.550%, 11/24/2020 (Acquired 11/17/2015, Cost $14,000,000) *	14,000,000	14,473,494
Principal Financial Group, Inc.:
8.875%, 05/15/2019	2,215,000	2,628,357
3.300%, 09/15/2022	1,860,000	1,931,506
3.400%, 05/15/2025	16,000,000	16,382,992
Principal Life Global Funding II:
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $3,994,720) *	4,000,000	4,063,512
3.000%, 04/18/2026 (Acquired 04/11/2016, Cost $13,364,356) * @	13,400,000	13,667,075
Protective Life Corp.:
7.375%, 10/15/2019	7,096,000	8,235,000
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $7,992,960) *	8,000,000	8,271,464
8.450%, 10/15/2039	1,400,000	1,958,887
Raymond James Financial, Inc.,
8.600%, 08/15/2019	5,000,000	5,915,525
RBC USA Holdco Corp.,
5.250%, 09/15/2020	2,025,000	2,285,040
Regions Bank,
7.500%, 05/15/2018	8,518,000	9,341,648
Regions Financial Corp.,
3.200%, 02/08/2021	25,000,000	25,732,450
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 04/14/2015, Cost $7,004,344) *	6,940,000	7,042,941
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $20,936,160) *	21,000,000	21,081,627
Santander Bank NA,
8.750%, 05/30/2018	8,802,000	9,802,224
Santander Holdings USA, Inc.,
2.700%, 05/24/2019	5,000,000	5,024,055
Santander Issuances SAU,
5.179%, 11/19/2025 f	4,000,000	3,996,132
Santander UK Group Holdings PLC,
2.875%, 10/16/2020 f	4,866,000	4,828,405
Santander UK PLC:
2.650%, 04/17/2020	2,000,000	1,974,950
3.125%, 01/08/2021 f	2,600,000	2,605,653
5.000%, 11/07/2023 (Acquired 10/31/2013 through 12/02/2014, Cost $10,254,830) * f	9,880,000	10,141,810
Skandinaviska Enskilda Banken AB:
2.375%, 11/20/2018 (Acquired 11/13/2013 through 05/07/2015, Cost $6,850,704) * f	6,835,000	6,972,650
2.375%, 03/25/2019 (Acquired 03/18/2014 through 04/29/2015, Cost $1,726,792) * f	1,725,000	1,755,621
2.450%, 05/27/2020 (Acquired 05/19/2015, Cost $14,976,900) * f	15,000,000	15,324,600
Societe Generale SA:
1.726%, 10/01/2018 f ∞	6,000,000	6,047,280
2.500%, 04/08/2021 (Acquired 04/04/2016, Cost $10,217,331) * f	10,225,000	10,412,353
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $4,092,109) * f	4,157,000	4,111,809
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $11,954,640) * @ f	12,000,000	12,260,976
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,428,322) * f	4,463,000	4,505,881
Springleaf Finance Corp.,
6.900%, 12/15/2017 @	400,000	414,500
Standard Chartered PLC:
1.273%, 04/17/2018 (Acquired 04/13/2015, Cost $3,000,000) * f ∞	3,000,000	2,965,620
1.700%, 04/17/2018 (Acquired 04/13/2015 through 04/24/2015, Cost $11,588,924) * f	11,600,000	11,475,497
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $4,490,910) * @ f	4,500,000	4,559,490
5.700%, 03/26/2044 (Acquired 03/21/2014, Cost $5,988,000) * @ f	6,000,000	6,104,886
Sumitomo Mitsui Banking Corp.:
2.450%, 01/16/2020 f	20,500,000	20,949,196
3.950%, 07/19/2023 f	1,850,000	2,021,863
Sumitomo Mitsui Financial Group, Inc.,
2.934%, 03/09/2021 f	5,950,000	6,201,524
SunTrust Bank,
7.250%, 03/15/2018	1,874,000	2,042,529
SunTrust Banks, Inc.,
2.900%, 03/03/2021	14,150,000	14,650,627
SUSA Partnership LP,
8.200%, 06/01/2017	921,000	977,677
Svenska Handelsbanken AB,
2.400%, 10/01/2020 f	5,200,000	5,328,523
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,782,304) * f	1,785,000	1,803,628
2.375%, 02/27/2019 (Acquired 02/20/2014, Cost $7,287,663) * f	7,300,000	7,449,117
2.200%, 03/04/2020 (Acquired 02/25/2015 through 04/29/2015, Cost $6,464,531) * @ f	6,468,000	6,568,267
Synchrony Financial:
3.000%, 08/15/2019	2,000,000	2,033,334
3.750%, 08/15/2021	10,225,000	10,592,456
4.250%, 08/15/2024	21,464,000	22,213,737
4.500%, 07/23/2025	5,140,000	5,329,661
TD Ameritrade Holding Corp.:
5.600%, 12/01/2019	2,945,000	3,316,494
2.950%, 04/01/2022	4,625,000	4,818,857
3.625%, 04/01/2025	7,000,000	7,498,617
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,000,000	15,138,150
4.500%, 12/16/2025	5,500,000	5,714,313
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.008%, 07/15/2016 f ∞	4,600,000	4,601,113
4.100%, 09/09/2023 (Acquired 09/03/2013 through 03/26/2014, Cost $2,934,776) * f	2,911,000	3,230,485
3.750%, 03/10/2024 (Acquired 03/04/2014 through 04/29/2015, Cost $2,803,959) * f	2,800,000	3,044,835
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	5,547,000	6,046,757
The Goldman Sachs Group, Inc.:
6.150%, 04/01/2018	5,634,000	6,070,607
7.500%, 02/15/2019	1,964,000	2,246,050
2.550%, 10/23/2019	2,700,000	2,762,518
2.274%, 11/29/2023 ∞	5,000,000	4,989,315
3.850%, 07/08/2024	3,000,000	3,180,933
3.500%, 01/23/2025	3,000,000	3,082,524
3.750%, 05/22/2025	5,000,000	5,221,855
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 05/04/2016, Cost $11,568,578) *	8,850,000	12,163,989
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $1,993,300) *	2,000,000	2,059,864
The Hartford Financial Services Group, Inc.:
5.125%, 04/15/2022	1,538,000	1,749,160
8.125%, 06/15/2038 ∞	1,964,000	2,101,480
The Huntington National Bank:
2.000%, 06/30/2018	9,000,000	9,089,343
2.200%, 11/06/2018	4,825,000	4,884,068
Torchmark Corp.,
3.800%, 09/15/2022	12,475,000	12,891,278
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	15,000,000	15,661,860
UBS AG:
1.375%, 08/14/2017 f	7,000,000	7,005,908
1.340%, 03/26/2018 f ∞	8,250,000	8,257,087
5.750%, 04/25/2018 f	2,678,000	2,872,398
1.523%, 06/01/2020 f ∞	4,710,000	4,703,246
UBS Group Funding Jersey Ltd.,
3.000%, 04/15/2021 (Acquired 03/30/2016, Cost $4,996,950) * @ f	5,000,000	5,099,750
Voya Financial, Inc.:
5.500%, 07/15/2022	23,802,000	27,091,151
3.650%, 06/15/2026	5,800,000	5,827,329
WEA Finance LLC / Westfield UK & Europe Finance PLC:
2.700%, 09/17/2019 (Acquired 04/06/2016, Cost $4,183,829) *	4,150,000	4,232,983
3.250%, 10/05/2020 (Acquired 09/28/2015, Cost $7,972,560) *	8,000,000	8,325,560
WellPoint, Inc.,
5.100%, 01/15/2044	1,584,000	1,780,562
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	2,750,000	2,796,651
2.500%, 03/04/2021	5,000,000	5,127,180
3.000%, 02/19/2025	5,000,000	5,121,130
3.000%, 04/22/2026	8,000,000	8,154,808
3.900%, 05/01/2045	15,000,000	15,744,315
Wells Fargo Bank National Association,
6.000%, 11/15/2017	3,789,000	4,031,598
Westpac Banking Corp.,
1.600%, 01/12/2018 f	7,229,000	7,268,991
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	13,879,000	15,519,456
Willis North America, Inc.,
7.000%, 09/29/2019	5,463,000	6,184,651
		1,882,419,645	21.6%
Utility
Ameren Corp.,
2.700%, 11/15/2020	10,000,000	10,298,960
Arizona Public Service Co.,
8.750%, 03/01/2019	759,000	899,325
Beaver Valley II Funding Corp.,
9.000%, 06/01/2017	19,000	19,095
Berkshire Hathaway Energy Co.,
2.400%, 02/01/2020	5,000,000	5,135,825
Edison International,
2.950%, 03/15/2023	5,000,000	5,126,450
ENEL Finance International NV:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,199,280) * f	2,209,000	2,439,549
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,691,506) * f	1,696,000	2,199,639
Exelon Corp.,
4.950%, 06/15/2035	3,500,000	3,949,827
Exelon Generation Co. LLC,
6.200%, 10/01/2017	1,964,000	2,075,184
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $4,858,830) * f	4,909,000	5,432,928
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	547,000	660,941
2.000%, 01/27/2020	2,000,000	2,041,186
8.000%, 03/01/2032	4,659,000	6,978,567
NextEra Energy Capital Holdings, Inc.:
1.586%, 06/01/2017	5,375,000	5,387,954
Class D, 7.300%, 09/01/2067 ∞	2,455,000	2,344,525
PSEG Power LLC:
5.320%, 09/15/2016	2,877,000	2,898,491
5.125%, 04/15/2020	3,575,000	3,888,152
RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	720,962	736,671
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	10,000,000	10,581,170
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,772,791) * f	1,785,000	1,938,565
The Southern Co.,
4.250%, 07/01/2036	5,525,000	5,859,296
		80,892,300	0.9%
Industrials
21st Century Fox America, Inc.,
6.150%, 03/01/2037 @	2,570,000	3,189,974
AbbVie, Inc.:
2.500%, 05/14/2020 @	9,500,000	9,712,068
4.300%, 05/14/2036	6,000,000	6,119,676
Actavis Funding SCS,
3.850%, 06/15/2024 f	12,067,000	12,627,959
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	3,749,000	4,201,879
Agrium, Inc.,
3.375%, 03/15/2025 f	2,625,000	2,670,166
Altera Corp.,
4.100%, 11/15/2023	2,000,000	2,273,590
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	2,668,000	2,855,168
Amgen, Inc.,
4.400%, 05/01/2045	5,300,000	5,505,958
Anadarko Finance Co.,
Class B, 7.500%, 05/01/2031 f	7,170,000	8,584,333
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	677,000	712,575
8.700%, 03/15/2019	2,432,000	2,773,506
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $1,785,000) * @ f	1,785,000	2,041,594
Anheuser-Busch InBev Finance, Inc.:
2.650%, 02/01/2021 @	6,300,000	6,533,194
3.300%, 02/01/2023	7,400,000	7,797,158
3.650%, 02/01/2026	9,000,000	9,641,214
Apple, Inc.,
2.400%, 05/03/2023	2,678,000	2,727,144
AT&T, Inc.:
3.400%, 05/15/2025	28,200,000	28,845,978
4.125%, 02/17/2026	7,650,000	8,217,890
4.800%, 06/15/2044	1,375,000	1,411,590
4.750%, 05/15/2046	5,000,000	5,124,365
5.650%, 02/15/2047	4,200,000	4,809,882
Baxalta, Inc.,
2.875%, 06/23/2020	5,000,000	5,081,395
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $9,954,200) *	10,000,000	10,222,350
Beam Suntory, Inc.,
1.875%, 05/15/2017	2,000,000	2,007,488
Becton Dickinson and Co.:
2.675%, 12/15/2019	4,600,000	4,731,247
3.250%, 11/12/2020	7,000,000	7,357,910
Boston Scientific Corp.:
2.650%, 10/01/2018	10,000,000	10,221,880
2.850%, 05/15/2020	7,000,000	7,251,601
Bunge Limited Finance Corp.:
8.500%, 06/15/2019	6,933,000	8,106,577
3.500%, 11/24/2020 @	12,235,000	12,824,947
Bunge NA Finance LP,
5.900%, 04/01/2017	3,392,000	3,500,802
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,000,000	3,267,084
Canadian Natural Resources Ltd.:
5.700%, 05/15/2017 f	2,550,000	2,623,315
6.500%, 02/15/2037 f	982,000	1,071,473
Celgene Corp.:
3.550%, 08/15/2022	6,450,000	6,757,497
4.000%, 08/15/2023	2,477,000	2,639,137
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,678,000	2,738,255
CF Industries, Inc.:
3.450%, 06/01/2023	21,000,000	20,981,268
5.150%, 03/15/2034	3,000,000	2,929,017
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	6,868,273
Chevron Phillips Chemical Co. LLC,
1.387%, 05/01/2020 (Acquired 05/07/2015, Cost $25,000,000) * ∞	25,000,000	24,223,425
Columbia Pipeline Group, Inc.:
2.450%, 06/01/2018	4,004,000	4,016,909
3.300%, 06/01/2020	14,575,000	15,069,311
Comcast Corp.:
4.250%, 01/15/2033	5,712,000	6,302,421
6.950%, 08/15/2037	1,953,000	2,809,107
ConAgra Foods, Inc.:
1.005%, 07/21/2016 ∞	4,000,000	4,000,388
5.819%, 06/15/2017	1,506,000	1,566,931
1.900%, 01/25/2018	11,635,000	11,726,963
7.000%, 04/15/2019	826,000	933,610
4.950%, 08/15/2020	772,000	844,482
9.750%, 03/01/2021	4,548,000	5,783,915
ConocoPhillips Co.,
1.526%, 05/15/2022 ∞	8,425,000	7,991,096
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	50,563	51,417
Cox Communications, Inc.:
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,991,350) *	5,000,000	5,036,070
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $8,996,760) *	9,000,000	8,409,357
8.375%, 03/01/2039 (Acquired 10/08/2014, Cost $2,853,595) *	2,000,000	2,416,848
Crane Co.,
2.750%, 12/15/2018	10,000,000	10,277,950
CVS Health Corp.,
3.500%, 07/20/2022	7,000,000	7,536,823
DCP Midstream LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $5,758,219) *	5,065,000	5,546,175
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 f	511,000	769,509
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
4.420%, 06/15/2021 (Acquired 05/17/2016, Cost $4,998,550) *	5,000,000	5,146,355
Dominion Gas Holdings LLC,
2.800%, 11/15/2020 @	7,275,000	7,517,527
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040	4,017,000	4,544,942
Enable Midstream Partners LP,
3.900%, 05/15/2024	5,000,000	4,456,625
Energy Transfer Partners LP:
9.700%, 03/15/2019	893,000	1,011,043
4.050%, 03/15/2025	16,585,000	16,275,458
Ensco PLC,
5.200%, 03/15/2025 f	4,000,000	2,780,000
Enterprise Products Operating LLC,
3.700%, 02/15/2026 @	8,350,000	8,689,494
EQT Midstream Partners LP,
4.000%, 08/01/2024	3,000,000	2,881,419
ERAC USA Finance LLC,
3.300%, 12/01/2026 (Acquired 05/23/2016, Cost $13,156,968) *	13,200,000	13,496,353
Express Scripts Holding Co.:
2.650%, 02/15/2017	2,678,000	2,706,470
3.300%, 02/25/2021	2,350,000	2,464,243
4.750%, 11/15/2021 @	5,000,000	5,608,295
3.900%, 02/15/2022 @	10,000,000	10,716,760
3.000%, 07/15/2023	5,000,000	5,005,600
3.500%, 06/15/2024	9,000,000	9,291,186
Exxon Mobil Corp.,
2.726%, 03/01/2023	6,175,000	6,446,749
Federal Express Corp. 1998 Pass Through Trust,
Class 981B, 6.845%, 01/15/2019	1,354,375	1,445,795
FedEx Corp.,
3.200%, 02/01/2025	6,000,000	6,246,942
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	10,000,000	10,571,200
3.500%, 04/15/2023	23,125,000	24,010,248
3.875%, 06/05/2024	2,150,000	2,273,141
Fiserv, Inc.:
2.700%, 06/01/2020	10,000,000	10,352,810
4.625%, 10/01/2020	1,785,000	1,969,792
3.500%, 10/01/2022	5,410,000	5,732,620
FMC Corp.,
4.100%, 02/01/2024	6,400,000	6,738,573
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	5,000,000	4,994,865
4.375%, 05/10/2043 f	4,374,000	4,542,675
Ford Motor Credit Co. LLC:
2.145%, 01/09/2018	1,800,000	1,815,763
2.240%, 06/15/2018	6,250,000	6,313,012
2.375%, 03/12/2019	6,806,000	6,901,461
2.597%, 11/04/2019	10,000,000	10,230,800
3.200%, 01/15/2021	20,000,000	20,601,680
3.336%, 03/18/2021 @	7,500,000	7,778,453
Forest Laboratories, Inc.,
5.000%, 12/15/2021 (Acquired 08/26/2014 through 04/24/2015, Cost $25,941,520) *	24,000,000	26,859,192
Fortive Corp.,
2.350%, 06/15/2021 (Acquired 06/06/2016, Cost $5,123,821) *	5,125,000	5,200,173
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	3,221,000	3,227,829
6.625%, 05/01/2021	1,447,000	1,439,765
6.750%, 02/01/2022 @	2,649,000	2,596,849
General Electric Capital Corp.:
2.200%, 01/09/2020	1,432,000	1,475,970
5.550%, 05/04/2020	1,585,000	1,825,332
4.650%, 10/17/2021	1,534,000	1,756,695
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	9,000,000	9,025,074
4.200%, 03/01/2021	30,000,000	31,384,560
Georgia-Pacific LLC,
2.539%, 11/15/2019 (Acquired 11/03/2014 through 02/25/2016, Cost $19,113,641) *	19,125,000	19,585,932
Gilead Sciences, Inc.,
4.600%, 09/01/2035	4,600,000	5,114,717
Glencore Finance (Canada) Ltd.,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $620,181) * f	616,000	623,392
Glencore Funding LLC:
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,440,774) *	4,463,000	4,290,059
4.125%, 05/30/2023 (Acquired 07/22/2013 through 04/20/2015, Cost $6,683,814) *	6,746,000	6,206,320
4.625%, 04/29/2024 (Acquired 04/22/2014 through 03/24/2016, Cost $11,448,443) *	12,620,000	11,799,700
4.000%, 04/16/2025 (Acquired 04/08/2015, Cost $4,411,285) * @	4,450,000	3,938,250
Grupo Bimbo SAB de CV,
4.500%, 01/25/2022 (Acquired 03/29/2016, Cost $13,913,783) * f	13,157,000	14,248,334
GTE Corp.,
8.750%, 11/01/2021	89,000	112,914
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,633,000	3,480,385
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/24/2015, Cost $5,038,831) * @	5,000,000	5,217,210
H. J. Heinz Co.:
2.800%, 07/02/2020 (Acquired 06/23/2015, Cost $3,990,920) * @	4,000,000	4,153,764
5.000%, 07/15/2035 (Acquired 11/16/2015 through 11/18/2015, Cost $15,185,303) * @	14,740,000	16,905,616
Halliburton Co.,
3.800%, 11/15/2025	9,000,000	9,400,041
Harris Corp.:
2.700%, 04/27/2020	4,000,000	4,054,364
3.832%, 04/27/2025	5,000,000	5,301,380
Hess Corp.,
8.125%, 02/15/2019	4,376,000	4,876,654
Hewlett Packard Enterprise Co.:
3.600%, 10/15/2020 (Acquired 11/17/2015, Cost $10,037,618) *	10,000,000	10,437,810
4.400%, 10/15/2022 (Acquired 09/30/2015, Cost $15,120,003) * @	15,150,000	16,213,015
Hewlett-Packard Co.,
4.650%, 12/09/2021	6,645,000	7,185,690
Historic TW, Inc.,
9.150%, 02/01/2023	5,535,000	7,440,064
Holcim US Finance Sarl & Cie SCS,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 09/04/2013, Cost $1,240,600) * f	1,232,000	1,376,142
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 04/16/2014, Cost $8,927,227) * f	8,288,000	9,563,565
Hutchison Whampoa International (09/19) Ltd.,
5.750%, 09/11/2019 (Acquired 04/27/2015, Cost $10,145,015) * f	9,150,000	10,264,406
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $4,994,200) * f	5,000,000	5,289,165
Hyundai Capital America,
2.000%, 07/01/2019 (Acquired 06/07/2016, Cost $8,593,894) *	8,600,000	8,653,105
Hyundai Capital Services, Inc.:
1.447%, 03/18/2017 (Acquired 03/11/2014, Cost $2,000,000) * f ∞	2,000,000	1,999,102
3.500%, 09/13/2017 (Acquired 03/07/2012 through 08/21/2014, Cost $7,577,981) * f	7,458,000	7,639,886
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $5,142,172) * f	5,150,000	5,256,842
Ingersoll-Rand Luxembourg Finance SA,
2.625%, 05/01/2020 f	2,650,000	2,692,750
Johnson Controls, Inc.:
6.000%, 01/15/2036	1,168,000	1,384,365
4.950%, 07/02/2064	2,400,000	2,392,517
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	893,000	1,016,919
6.950%, 01/15/2038	2,008,000	2,215,981
6.500%, 09/01/2039	893,000	933,960
Kinder Morgan, Inc.,
5.000%, 02/15/2021 (Acquired 05/26/2015, Cost $4,404,517) *	4,155,000	4,379,162
Kinder Morgan, Inc./DE,
5.625%, 11/15/2023 (Acquired 06/14/2016, Cost $5,311,133) *	5,017,000	5,373,834
Kraft Heinz Foods Co.,
3.000%, 06/01/2026 (Acquired 05/10/2016, Cost $9,956,200) * @	10,000,000	10,081,780
Laboratory Corp. of America Holdings,
3.200%, 02/01/2022	2,400,000	2,482,512
Lafarge SA,
7.125%, 07/15/2036 f	893,000	1,085,213
Lockheed Martin Corp.:
3.100%, 01/15/2023	5,000,000	5,269,925
4.700%, 05/15/2046	1,000,000	1,178,771
Magellan Midstream Partners LP,
3.200%, 03/15/2025	5,000,000	4,961,735
Marathon Petroleum Corp.:
3.400%, 12/15/2020	10,825,000	11,190,387
3.625%, 09/15/2024 @	1,600,000	1,571,194
4.750%, 09/15/2044	1,500,000	1,279,090
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	893,000	989,890
Medtronic, Inc.:
3.150%, 03/15/2022 f	3,975,000	4,241,997
4.375%, 03/15/2035 f	2,808,000	3,176,241
Microsoft Corp.,
4.450%, 11/03/2045	10,000,000	11,276,500
Molex Electronic Technologies LLC,
2.878%, 04/15/2020 (Acquired 10/23/2015 through 03/15/2016, Cost $22,816,080) *	23,093,000	22,992,892
Murphy Oil Corp.,
4.000%, 06/01/2022 @	4,463,000	3,958,851
Mylan NV:
3.150%, 06/15/2021 (Acquired 06/14/2016, Cost $5,009,435) * f	5,000,000	5,071,740
3.950%, 06/15/2026 (Acquired 05/31/2016 through 06/30/2016, Cost $28,880,488) * @ f	28,925,000	29,271,753
Nabors Industries, Inc.,
6.150%, 02/15/2018	982,000	1,010,175
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,360,000	2,029,037
Newell Rubbermaid, Inc.,
3.850%, 04/01/2023	15,000,000	15,910,035
Nissan Motor Acceptance Corp.,
1.500%, 03/02/2018 (Acquired 02/24/2015, Cost $5,897,404) *	5,900,000	5,916,508
Noble Energy, Inc.,
8.250%, 03/01/2019	2,684,000	3,074,020
Noble Holding International Ltd.,
5.000%, 03/16/2018 f	4,000,000	3,940,000
ONEOK Partners LP:
6.150%, 10/01/2016	3,036,000	3,065,796
8.625%, 03/01/2019	7,627,000	8,640,712
3.375%, 10/01/2022	1,130,000	1,105,593
Oracle Corp.:
3.400%, 07/08/2024	3,000,000	3,226,311
2.950%, 05/15/2025	6,025,000	6,261,722
Pactiv LLC,
7.950%, 12/15/2025	286,000	296,725
Pentair Finance SA:
1.875%, 09/15/2017 f	7,620,000	7,606,154
3.625%, 09/15/2020 f	26,620,000	27,288,934
Pernod Ricard SA,
4.250%, 07/15/2022 (Acquired 06/09/2016, Cost $10,880,956) * f	10,000,000	10,918,090
Perrigo Finance Unlimited Co.,
4.375%, 03/15/2026 @ f	4,875,000	5,077,322
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 12/03/2014, Cost $15,550,661) * f	15,546,000	15,545,953
Pfizer, Inc.,
5.800%, 08/12/2023	6,000,000	7,373,136
Phillips 66:
4.300%, 04/01/2022	10,000,000	10,921,940
5.875%, 05/01/2042	6,000,000	7,204,824
4.875%, 11/15/2044	21,130,000	23,064,705
POSCO,
4.250%, 10/28/2020 (Acquired 12/18/2014, Cost $1,026,639) * f	975,000	1,049,550
Potash Corp of Saskatchewan, Inc.,
6.500%, 05/15/2019 f	5,000,000	5,650,955
QEP Resources, Inc.,
6.800%, 03/01/2020	893,000	899,697
Qualcomm, Inc.:
1.186%, 05/20/2020 ∞	7,450,000	7,264,197
2.250%, 05/20/2020	3,600,000	3,700,141
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	2,231,000	2,247,732
6.125%, 01/15/2017	88,000	89,100
7.625%, 06/15/2020	893,000	935,418
Republic Services, Inc.:
5.500%, 09/15/2019	7,400,000	8,263,602
3.550%, 06/01/2022	3,000,000	3,239,679
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	446,000	494,887
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	4,909,000	5,898,340
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,783,411) *	1,785,000	1,789,462
SABMiller Holdings, Inc.,
1.327%, 08/01/2018 (Acquired 10/21/2014, Cost $10,030,007) * ∞	10,000,000	9,993,650
Samarco Mineracao SA,
5.750%, 10/24/2023 (Acquired 10/22/2013, Cost $4,475,644) * f	4,463,000	1,718,255
Schlumberger Holdings Corp.,
2.350%, 12/21/2018 (Acquired 12/10/2015, Cost $9,998,800) *	10,000,000	10,195,100
Shell International Finance BV:
3.250%, 05/11/2025 @ f	5,725,000	6,006,023
4.125%, 05/11/2035 f	10,000,000	10,783,850
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,322,945) * f	1,339,000	1,826,128
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 01/08/2016, Cost $15,076,383) *	15,088,000	15,800,622
4.450%, 12/03/2025 (Acquired 05/03/2016 through 06/16/2016, Cost $22,970,825) *	22,050,000	23,603,753
Southern Natural Gas Company LLC,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,247,925) *	1,250,000	1,283,248
Spectra Energy Partners LP,
4.500%, 03/15/2045	7,000,000	6,968,206
Sprint Capital Corp.:
6.900%, 05/01/2019	2,499,000	2,386,545
8.750%, 03/15/2032	320,000	273,600
Stryker Corp.,
2.625%, 03/15/2021	6,225,000	6,434,104
Sysco Corp.,
3.300%, 07/15/2026 @	11,550,000	11,982,813
Talisman Energy, Inc.,
7.750%, 06/01/2019 f	1,071,000	1,175,697
TC PipeLines LP,
4.375%, 03/13/2025	9,000,000	8,860,635
Telecom Italia Capital:
7.175%, 06/18/2019 f	1,785,000	2,012,587
7.200%, 07/18/2036 f	5,475,000	5,481,844
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	4,530,000	4,729,551
5.462%, 02/16/2021 @ f	8,830,000	10,074,103
The Dow Chemical Co.,
8.550%, 05/15/2019	8,000,000	9,496,280
The JM Smucker Co.,
3.500%, 03/15/2025 @	5,000,000	5,399,310
The Mosaic Co.,
5.450%, 11/15/2033	2,000,000	2,211,866
The Williams Companies, Inc.,
4.550%, 06/24/2024 @	5,000,000	4,592,500
Thermo Fisher Scientific, Inc.:
1.850%, 01/15/2018	4,925,000	4,957,451
2.150%, 12/14/2018	4,000,000	4,045,440
3.000%, 04/15/2023	7,975,000	8,141,454
Time Warner Cable, Inc.:
6.550%, 05/01/2037	893,000	1,040,536
6.750%, 06/15/2039 @	2,767,000	3,250,932
Time Warner, Inc.:
3.600%, 07/15/2025 @	2,200,000	2,327,919
3.875%, 01/15/2026 @	7,000,000	7,547,134
2.950%, 07/15/2026 @	6,250,000	6,297,138
7.625%, 04/15/2031	5,207,000	7,142,098
7.700%, 05/01/2032	8,418,000	11,752,597
Timken Co.,
3.875%, 09/01/2024	2,000,000	2,021,184
TransCanada PipeLines Ltd.,
4.875%, 01/15/2026 f	12,000,000	13,703,952
Transocean, Inc.,
6.500%, 11/15/2020 f	4,000,000	3,554,800
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 12/03/2013 through 04/29/2015, Cost $9,787,963) * f	9,865,000	9,891,774
TTX Co.:
3.600%, 01/15/2025 (Acquired 11/13/2014, Cost $4,999,250) *	5,000,000	5,228,050
3.900%, 02/01/2045 (Acquired 01/26/2015 through 04/29/2015, Cost $10,151,754) *	10,250,000	10,032,403
Tyco Electronics Group SA,
6.550%, 10/01/2017 f	6,248,000	6,642,055
Union Pacific Corp.,
3.375%, 02/01/2035	3,000,000	3,022,371
US Airways Pass Through Trust,
Class 981A, 6.850%, 01/30/2018	162,130	166,994
Vale Overseas Ltd.:
5.875%, 06/10/2021 @ f	11,075,000	11,088,844
8.250%, 01/17/2034 f	8,526,000	8,915,553
6.875%, 11/21/2036 f	1,483,000	1,349,530
6.875%, 11/10/2039 f	2,893,000	2,633,498
Valero Energy Corp.:
9.375%, 03/15/2019	15,578,000	18,616,068
6.625%, 06/15/2037	2,100,000	2,304,064
Verizon Communications, Inc.:
4.150%, 03/15/2024	3,000,000	3,309,492
6.400%, 09/15/2033	29,640,000	37,832,585
4.272%, 01/15/2036	8,148,000	8,338,761
Viacom, Inc.,
2.500%, 09/01/2018	7,628,000	7,733,983
Vulcan Materials Co.:
7.000%, 06/15/2018	1,785,000	1,954,575
7.500%, 06/15/2021	4,000,000	4,805,200
7.150%, 11/30/2037	446,000	526,280
Wabtec Corp.,
4.375%, 08/15/2023	2,678,000	2,923,867
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	6,383,000	6,693,469
3.800%, 11/18/2024	5,934,000	6,286,966
Western Gas Partners LP,
5.375%, 06/01/2021	8,701,000	9,173,838
Westvaco Corp.:
9.750%, 06/15/2020	143,000	176,143
8.200%, 01/15/2030	4,963,000	6,662,381
Williams Partners LP,
6.300%, 04/15/2040	2,767,000	2,624,688
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015 through 04/14/2015, Cost $12,292,106) * f	12,300,000	12,014,812
Yara International ASA,
3.800%, 06/06/2026 (Acquired 06/01/2016, Cost $9,959,600) * f	10,000,000	10,344,360
Zimmer Holdings, Inc.,
3.150%, 04/01/2022	9,500,000	9,737,500
Zoetis, Inc.:
3.450%, 11/13/2020	5,145,000	5,311,564
3.250%, 02/01/2023	34,200,000	34,850,518
		1,763,584,198	20.2%
Total Corporate Bonds		3,726,896,143	42.7%
Other Government Related Securities
CNOOC Finance 2015 Australia Pty Ltd.,
2.625%, 05/05/2020 f	14,500,000	14,633,661
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,037,908
Comision Federal de Electricidad,
4.875%, 01/15/2024 (Acquired 10/17/2013, Cost $2,662,655) * f	2,678,000	2,801,857
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,107,000	6,817,794
Export-Import Bank of Korea:
4.000%, 01/11/2017 f	1,400,000	1,420,860
2.250%, 01/21/2020 f	11,000,000	11,167,398
Industrial Bank of Korea,
2.000%, 04/23/2020 (Acquired 04/16/2015, Cost $6,972,210) * f	7,000,000	7,070,672
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	1,932,000	2,505,792
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,309,418) * f	2,321,000	2,567,887
Nexen Energy ULC:
6.400%, 05/15/2037 f	3,392,000	4,201,274
7.500%, 07/30/2039 f	4,175,000	5,644,362
Pemex Finance Ltd.,
10.610%, 08/15/2017 f	836,875	881,490
Petrobras Global Finance BV,
3.016%, 03/17/2017 f ∞	3,000,000	3,001,470
Petrobras International Finance Company SA,
3.500%, 02/06/2017 f	4,463,000	4,463,000
Petroleos Mexicanos:
5.750%, 03/01/2018 f	2,499,000	2,613,104
8.000%, 05/03/2019 f	1,500,000	1,671,090
5.500%, 01/21/2021 f	5,600,000	5,929,840
4.875%, 01/24/2022 @ f	4,000,000	4,089,560
4.500%, 01/23/2026 @ f	2,500,000	2,406,000
6.625%, 06/15/2035 f	893,000	920,683
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,620,827
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $14,936,400) * f	15,000,000	15,161,805
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $9,902,200) * f	10,000,000	10,090,500
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (Acquired 04/25/2016 through 04/28/2016, Cost $13,365,147) * f	13,450,000	13,754,952
The Korea Development Bank:
1.260%, 01/22/2017 f ∞	2,000,000	2,000,006
2.250%, 05/18/2020 f	2,000,000	2,037,140
		131,510,932	1.5%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	4,465,000	5,404,793
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	15,000,000	15,044,700
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027	6,695,000	8,245,160
California School Finance Authority,
5.041%, 07/01/2020	2,230,000	2,470,327
City of Berwyn IL,
5.790%, 12/01/2022	10,000,000	11,216,100
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,265,000	7,919,722
County of Contra Costa CA,
5.140%, 06/01/2017	5,335,000	5,487,314
County of Cuyahoga OH,
9.125%, 10/01/2023	895,000	911,110
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,305,000	2,478,221
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,440,000	4,737,169
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 08/01/2016)	4,005,000	4,084,379
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)	6,500,000	6,788,795
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)	21,480,000	21,915,829
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	890,000	929,018
3.750%, 07/01/2034 (Callable 07/01/2023)	2,045,000	2,121,115
4.000%, 07/01/2036 (Callable 07/01/2025)	10,195,000	11,146,091
New Jersey Economic Development Authority:
3.375%, 06/15/2017	9,000,000	9,108,900
2.421%, 06/15/2018	7,000,000	7,031,710
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)	4,225,000	4,295,557
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	5,675,000	7,394,639
State Public School Building Authority,
5.000%, 09/15/2027	4,458,000	4,957,207
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,365,000	2,554,224
West Contra Costa Unified School District,
6.250%, 08/01/2030	1,785,000	2,188,071
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	3,570,000	3,740,646
		152,170,797	1.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	233,166	234,222
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2020	70,887	74,492
3.500%, 11/01/2025	5,115,032	5,421,173
2.500%, 04/01/2028	4,495,536	4,656,506
6.500%, 06/01/2029	222,482	263,516
3.000%, 04/01/2031	11,636,445	12,261,400
3.500%, 05/01/2032	13,390,811	14,350,957
3.500%, 07/01/2032	38,395,353	41,147,451
5.000%, 08/01/2033	8,997,905	10,081,391
5.000%, 09/01/2035	18,016,771	20,032,030
5.500%, 01/01/2036	372,764	419,440
5.000%, 03/01/2036	8,380,898	9,313,281
6.000%, 12/01/2036	284,663	326,304
5.500%, 05/01/2038	1,119,490	1,255,736
5.500%, 01/01/2039	19,790,054	22,392,551
4.500%, 11/01/2039	6,971,410	7,646,756
4.500%, 11/01/2039	8,579,573	9,381,483
5.000%, 03/01/2040	1,834,096	2,025,101
4.500%, 08/01/2040	1,532,444	1,683,216
4.500%, 09/01/2040	5,554,073	6,099,912
4.000%, 01/01/2041	26,154,027	28,097,792
4.500%, 03/01/2041	4,100,970	4,504,823
3.500%, 10/01/2041	15,334,905	16,194,518
4.000%, 03/01/2042	12,112,819	13,046,247
3.500%, 06/01/2042	7,803,462	8,240,908
3.500%, 07/01/2042	20,227,231	21,358,287
3.000%, 08/01/2042	25,267,663	26,264,593
3.000%, 10/01/2042	9,453,349	9,824,399
3.000%, 11/01/2042	53,790,978	56,360,304
3.000%, 01/01/2043	19,963,289	20,720,586
3.000%, 02/01/2043	5,124,767	5,324,721
3.000%, 04/01/2043	12,659,230	13,151,451
3.000%, 04/01/2043	8,415,669	8,811,995
3.500%, 05/01/2043	21,416,397	22,614,870
3.000%, 06/01/2043	26,551,185	27,578,111
3.000%, 08/01/2043	8,157,447	8,470,440
4.000%, 03/01/2044	11,535,934	12,345,696
3.500%, 05/01/2044	61,665,654	65,972,310
4.000%, 07/01/2044	9,964,325	10,662,039
3.500%, 10/01/2044	18,203,397	19,198,040
4.000%, 10/01/2044	19,985,393	21,633,216
3.500%, 06/01/2045	3,849,274	4,112,874
3.500%, 01/01/2046	52,866,433	56,180,793
4.000%, 04/01/2046	18,899,863	20,481,991
Federal Home Loan Mortgage Corp. (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019 ^	5,069	5,042
Series 141, Class D, 5.000%, 05/15/2021	10,473	10,834
Series 1074, Class I, 6.750%, 05/15/2021	8,094	8,522
Series 1081, Class K, 7.000%, 05/15/2021	62,523	67,917
Series 163, Class F, 6.000%, 07/15/2021 ∞	9,706	10,370
Series 188, Class H, 7.000%, 09/15/2021	24,957	26,667
Series 1286, Class A, 6.000%, 05/15/2022	7,505	7,989
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	46,675	49,703
Series 1989-94, Class G, 7.500%, 12/25/2019	19,371	20,610
4.500%, 01/01/2020	22,201,704	22,795,556
Series 1990-58, Class J, 7.000%, 05/25/2020	2,279	2,476
Series 1990-76, Class G, 7.000%, 07/25/2020	19,042	20,274
Series 1990-105, Class J, 6.500%, 09/25/2020	12,173	12,889
Series 1990-108, Class G, 7.000%, 09/25/2020	3,691	3,955
Series 1991-1, Class G, 7.000%, 01/25/2021	4,745	5,077
Series 1991-86, Class Z, 6.500%, 07/25/2021	10,994	11,758
5.000%, 11/01/2021	1,309,815	1,355,736
Series 1993-58, Class H, 5.500%, 04/25/2023	126,401	136,624
3.000%, 04/01/2027	8,508,731	8,934,910
2.500%, 12/01/2027	14,112,430	14,643,275
5.000%, 05/01/2028	344,879	382,657
Series 1998-66, Class C, 6.000%, 12/25/2028	84,482	93,466
4.500%, 08/01/2029	2,676,624	2,919,711
4.500%, 09/01/2029	3,007,551	3,280,693
2.500%, 05/01/2030	22,568,519	23,409,178
3.000%, 12/01/2030	34,852,912	36,770,464
3.000%, 12/01/2030	21,114,826	22,274,896
3.500%, 01/01/2032	20,388,361	21,713,254
6.000%, 03/01/2033	75,147	87,173
4.500%, 10/01/2033	31,056,088	34,106,024
5.000%, 10/01/2033	32,805,620	36,621,613
5.000%, 11/01/2033	87,501	97,679
4.000%, 01/01/2034	12,461,924	13,496,156
5.500%, 04/01/2034	10,857,452	12,304,235
4.000%, 06/01/2034	16,429,182	17,785,599
4.000%, 09/01/2034	19,331,123	20,929,301
5.500%, 09/01/2034	287,232	326,188
6.000%, 11/01/2034	76,661	88,548
5.500%, 02/01/2035	995,878	1,129,843
5.000%, 07/01/2035	8,433,366	9,405,963
5.000%, 10/01/2035	4,429,145	4,931,070
5.500%, 11/01/2036	418,185	471,046
5.500%, 04/01/2037	2,403,129	2,725,347
4.000%, 04/01/2039	21,711,187	23,488,522
5.000%, 06/01/2039	19,763,754	21,994,495
4.500%, 11/01/2039	414,059	453,007
4.000%, 08/01/2040	2,908,565	3,128,823
3.500%, 12/01/2040	15,776,574	16,685,456
4.000%, 12/01/2040	15,633,599	16,815,308
3.500%, 02/01/2041	24,193,207	25,587,012
4.000%, 02/01/2041	21,923,132	23,581,414
3.500%, 03/01/2041	35,819,451	37,882,890
4.500%, 05/01/2041	14,672,550	16,084,982
4.000%, 06/01/2041	29,485,306	31,691,127
4.500%, 07/01/2041	17,299,322	18,943,131
4.000%, 09/01/2041	4,611,963	4,958,424
4.000%, 10/01/2041	10,977,869	11,802,981
3.500%, 11/01/2041	14,927,134	15,809,003
3.500%, 12/01/2041	33,344,610	35,337,998
4.000%, 12/01/2041	15,977,113	17,175,915
4.000%, 01/01/2042	21,213,227	22,781,983
4.500%, 01/01/2042	21,301,421	23,340,213
3.000%, 05/01/2042	7,611,664	7,915,634
3.500%, 08/01/2042	13,356,464	14,141,924
4.000%, 08/01/2042	29,201,624	31,448,697
3.000%, 03/01/2043	3,240,785	3,394,730
3.000%, 05/01/2043	30,812,199	32,043,090
3.000%, 06/01/2043	12,870,350	13,385,328
3.000%, 08/01/2043	7,770,543	8,080,667
4.500%, 09/01/2043	23,540,131	25,785,116
4.000%, 01/01/2045	16,269,734	17,554,253
3.500%, 04/01/2045	48,543,614	51,621,343
4.000%, 10/01/2045	12,685,689	13,695,557
3.000%, 05/01/2046	20,683,836	21,599,519
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	69,467	82,107
5.000%, 07/20/2040	3,659,990	4,071,333
3.500%, 10/20/2041	15,509,588	16,530,767
4.000%, 06/20/2042	17,664,326	18,993,209
3.500%, 09/20/2042	6,388,587	6,809,245
3.500%, 01/20/2043	39,652,193	42,263,168
3.000%, 04/20/2045	50,868,369	53,255,126
3.500%, 04/20/2045	51,806,851	55,027,955
4.000%, 08/20/2045	26,671,730	28,521,096
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $13,526,437) * ∞	13,141,024	13,584,950
Series 2015-5, Class A1, 3.500%, 05/25/2055 (Acquired 06/15/2016, Cost $6,555,866) * ∞	6,363,449	6,564,483
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $16,661,182) * ∞	16,532,793	16,884,916
		1,854,495,107	21.2%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	212,147	210,378
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	995,638	954,016
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	232,581	247,353
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	879,723	639,854
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	78,858	79,166
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	73,825	74,601
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	107,969	109,463
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	605,479	600,412
Series 2007-1, Class 1A1, 5.839%, 04/25/2022 ∞	637,860	613,306
Series 2004-7, Class 1A1, 6.000%, 08/25/2034	25,786,975	26,989,179
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	108,872	98,727
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	270,721	243,391
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	582,177	475,833
Bank of America Alternative Loan Trust:
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	1,361,160	1,377,229
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	297,819	300,414
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	411,448	421,836
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	160,760	145,928
Bear Stearns ALT-A Trust:
Series 2004-4, Class A1, 1.053%, 06/25/2034 ∞	3,347,783	3,175,641
Series 2005-4, Class 1A1, 0.893%, 04/25/2035 ∞	9,113,938	8,691,191
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	654,803	649,230
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 2.763%, 09/25/2036 § ∞	2,308,171	2,046,798
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	172,997	171,544
Countrywide Alternative Loan Trust:
Series 2006-J5, Class 3A1, 4.777%, 07/25/2021 ∞	199,040	180,091
Series 2002-11, Class A4, 6.250%, 10/25/2032	29,748	29,943
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	4,288,921	4,313,947
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 2.845%, 11/25/2033 ∞	13,056,328	13,078,291
First Horizon Alternative Mortgage Securities Trust:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	119,389	120,140
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	197,938	197,166
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	704,840	605,585
GSAA Home Equity Trust,
Series 2004-6, Class A1, 1.253%, 06/25/2034 ∞	2,984,602	2,864,722
Impac CMB Trust:
Series 2004-4, Class 2A2, 4.967%, 09/25/2034	117,199	112,982
Series 2004-5, Class 1A2, 1.153%, 10/25/2034 ∞	8,055,441	7,704,751
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.806%, 03/25/2036 § ∞	440,040	366,143
J.P. Morgan Mortgage Trust:
Series 2007-A1, Class 5A5, 2.827%, 07/25/2035 ∞	8,631,520	8,609,281
Series 2007-A1, Class 5A2, 2.827%, 07/25/2035 ∞	5,700,527	5,755,349
Series 2005-A4, Class 1A1, 2.870%, 07/25/2035 ∞	2,273,780	2,224,888
Series 2006-A7, Class 2A4R, 2.787%, 01/25/2037 § ∞	1,153,962	1,017,874
Series 2006-A7, Class 2A2, 2.787%, 01/25/2037 ∞	270,094	239,805
Series 2007-A2, Class 2A3, 2.860%, 04/25/2037 ∞	3,045,698	2,674,494
MASTR Alternative Loan Trust:
Series 2004-2, Class 6A1, 5.250%, 12/25/2018	1,590,636	1,620,779
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	234,271	235,307
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	13,307	13,418
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	208,237	209,928
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	341,576	357,267
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1A, 2.236%, 12/25/2029 ∞	10,540,921	10,548,007
Series 2005-A10, Class A, 0.663%, 02/25/2036 ∞	25,259,844	22,868,537
MortgageIT Trust:
Series 2005-2, Class 1A1, 0.713%, 05/25/2035 ∞	3,381,971	3,295,336
Series 2005-3, Class A1, 0.753%, 08/25/2035 ∞	7,212,385	6,653,064
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	93,176	93,083
RFMSI Series Trust,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	3,338	3,313
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033	253,863	257,087
Structured Adjustable Rate Mortgage Loan Trust:
Series 2004-12, Class 3A1, 2.855%, 09/25/2034 ∞	7,964,961	7,840,650
Series 2004-16, Class 1A2, 2.945%, 11/25/2034 ∞	12,294,951	12,249,082
Series 2004-16, Class 2A, 2.959%, 11/25/2034 ∞	9,354,084	9,330,322
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	123,820	128,883
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 2.418%, 10/25/2043 ∞	26,668,662	26,717,540
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	250,062	252,955
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	454,187	460,440
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	40,367	40,971
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	148,800	153,934
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	111,478	113,483
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	9,569,370	10,089,957
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	5,631,812	6,065,657
Series 2004-AR14, Class A1, 2.600%, 01/25/2035 ∞	11,822,893	11,812,319
Wells Fargo Mortgage Backed Securities,
Series 2005-AR10, Class 2A17, 2.880%, 06/25/2035 ∞	26,418,642	26,706,737
		256,528,998	2.9%
Asset Backed Securities
Accredited Mortgage Loan Trust:
Series 2005-4, Class A1, 0.693%, 12/25/2035 ∞	11,777,241	11,588,974
Series 2006-1, Class A3, 0.633%, 04/25/2036 ∞	5,528,057	5,503,248
Series 2006-2, Class A3, 0.603%, 09/25/2036 ∞	11,404,599	11,322,700
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A1B1, 0.643%, 02/25/2036 ∞	5,474,163	5,403,371
Argent Securities Inc Asset-Backed Pass-Through Certificates,
Series 2005-W3, Class A2D, 0.793%, 11/25/2035 ∞	6,336,416	6,156,446
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE1, Class A3, 0.653%, 01/25/2036 ∞	14,682,262	14,316,930
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	93,319	97,091
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,120,291	1,793,739
Capital Auto Receivables Asset Trust:
Series 2013-4, Class A3, 1.090%, 03/20/2018	13,570,941	13,571,066
Series 2014-1, Class A3, 1.320%, 06/20/2018	7,274,322	7,277,981
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	4,166,000	5,782,722
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE4, Class A2D, 0.813%, 10/25/2035 ∞	8,233,972	8,135,893
Conseco Financial Corp.:
Series 1993-3, Class A7, 6.400%, 10/15/2018	30,844	30,844
Series 1993-4, Class A5, 7.050%, 01/15/2019	11,710	11,910
Series 1998-2, Class A5, 6.240%, 12/01/2028 ∞	434,618	453,251
Series 1998-3, Class A5, 6.220%, 03/01/2030	482,562	507,325
Series 1998-4, Class A5, 6.180%, 04/01/2030	2,731,442	2,878,041
Series 1998-7, Class A1, 6.320%, 07/01/2030	23,031,832	24,344,630
Contimortgage Home Equity Loan Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	1	1
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035	688,067	698,665
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	459,381	462,328
Series 2005-1, Class AF6, 5.030%, 07/25/2035 ∞	910,437	930,408
Series 2005-10, Class AF6, 4.576%, 02/25/2036 ∞	616,990	632,616
Series 2005-11, Class AF3, 4.761%, 02/25/2036 ∞	3,487,871	3,561,224
Series 2005-13, Class AF3, 4.821%, 04/25/2036 ∞	2,041,709	1,768,846
Series 2005-17, Class 1AF5, 4.705%, 05/25/2036 § ∞	478,402	688,937
Series 2006-10, Class 1AF3, 4.776%, 09/25/2046 ∞	1,052,814	848,965
Credit-Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.070%, 12/25/2035	204,958	202,804
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 ∞	278,842	275,026
Deutsche Mortgage Securities Inc. Mortgage Loan Trust,
Series 2004-4, Class 1A6, 6.000%, 04/25/2034	17,110	17,363
First Franklin Mortgage Loan Trust:
Series 2006-FFH1, Class A4, 0.746%, 01/25/2036 ∞	3,680,872	3,576,607
Series 2006-FF1, Class 2A4, 0.793%, 01/25/2036 ∞	8,500,000	8,045,347
Ford Credit Auto Owner Trust:
Series 2014-2, Class A, 2.310%, 04/15/2026 (Acquired 02/20/2015 through 03/23/2016, Cost $27,208,283) *	27,030,000	27,611,721
Series 2015-1, Class A, 2.120%, 07/15/2026 (Acquired 03/14/2016 through 05/27/2016, Cost $8,719,266) *	8,740,000	8,872,169
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/24/2016, Cost $28,349,066) *	28,325,000	28,917,151
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016, Cost $19,993,088) *	20,000,000	20,105,104
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,059	1,067
GE Mortgage Services LLC,
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	64	46
GMACM Mortgage Loan Trust,
Series 2004-GH1, Class A6, 4.810%, 07/25/2035	5,506	5,487
GSAMP Trust:
Series 2005-WMC2, Class A1B, 0.763%, 11/25/2035 ∞	13,451,374	13,065,891
Series 2005-WMC2, Class A2C, 0.803%, 11/25/2035 ∞	13,250,338	12,799,754
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	2,193	2,188
J.P. Morgan Mortgage Acquisition Trust,
Series 2006-CH1, Class A1, 0.583%, 07/25/2036 ∞	6,794,561	6,539,626
Leaf Receivables Funding 10 LLC,
Series 2015-1, Class A3, 1.490%, 03/15/2018 (Acquired 04/23/2015, Cost $13,997,428) *	14,000,000	14,002,954
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.653%, 01/25/2036 ∞	3,980,466	3,845,488
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.753%, 01/25/2036 ∞	12,380,396	11,946,945
MMAF Equipment Finance LLC,
Series 2016-AA, Class A5, 2.210%, 12/15/2032 (Acquired 05/03/2016, Cost $10,624,553) *	10,625,000	10,719,209
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	31,098	32,034
OneMain Financial Issuance Trust,
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 11/16/2015 through 01/29/2016, Cost $29,564,059) *	29,657,000	29,721,400
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW1, Class M1, 0.903%, 09/25/2035 ∞	9,366,945	9,296,303
RAAC Series Trust,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027 ∞	10,045	10,173
RAMP Series Trust:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033 ∞	132,378	132,690
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033 ∞	3,073	3,086
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	61,261	61,905
RASC Series Trust:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033 ∞	252,643	252,359
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 ∞	15,332	14,921
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034 ∞	30,429	30,735
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,567,320	1,243,505
Republic Services, Inc.,
Series 2006-KS4, Class A4, 0.693%, 06/25/2036 ∞	22,216,045	21,595,575
Securitized Asset Backed Receivables LLC Trust,
Series 2005-OP2, Class A1, 0.778%, 10/25/2035 (Acquired 03/13/2014, Cost $1,665,016) * ∞	1,685,559	1,669,211
Specialty Underwriting & Residential Finance Trust:
Series 2004-BC4, Class A1A, 1.123%, 10/25/2035 ∞	2,866,949	2,800,954
Series 2006-BC1, Class A2D, 0.753%, 12/25/2036 ∞	4,436,698	4,374,605
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 02/10/2015 through 09/03/2015, Cost $13,560,746) *	13,546,319	13,554,489
Structured Asset Securities Corp.,
Series 2005-WF1, Class A3, 1.113%, 02/25/2035 ∞	16,465,865	16,007,857
Synchrony Credit Card Master Note Trust:
Series 2012-3, Class A, 0.892%, 03/15/2020 ∞	23,815,000	23,823,569
Series 2016-2, Class A, 1.600%, 04/15/2021	8,625,000	8,659,935
Series 2015-1, Class A, 2.370%, 03/15/2023	12,841,000	13,222,754
Series 2016-2, Class A, 2.040%, 05/15/2024	7,500,000	7,639,405
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A2, 1.020%, 08/15/2018 (Acquired 06/03/2015 through 02/29/2016, Cost $9,166,138) *	9,167,011	9,160,723
Series 2015-2A, Class A2, 1.640%, 01/15/2019 (Acquired 11/18/2015, Cost $17,804,638) *	17,804,700	17,823,511
		480,451,798	5.5%
Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Federal National Mortgage Association (FNMA):
Series K-714, Class A2, 3.034%, 10/25/2020 ∞	18,070,000	19,239,295
Series 2011-M4, Class A2, 3.726%, 06/25/2021	20,000,000	22,001,570
FHLMC Multifamily Structured Pass Through Certificates,
Series K003, Class A4, 5.053%, 01/25/2019	13,175,000	14,321,707
		55,562,572	0.6%
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	11,025,000	12,090,566
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	7,813,462	8,412,557
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	25,725,000	28,609,899
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	19,660,536	20,928,381
Series 2013-CR10, Class A3, 3.923%, 08/10/2046	13,875,000	15,369,802
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	36,997,320	38,668,489
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class A5, 2.840%, 12/15/2047	8,700,059	9,085,023
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-C8, Class ASB, 2.379%, 10/15/2045	9,965,000	10,237,554
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	11,802,913	12,368,589
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	10,000,000	10,400,252
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	8,450,000	9,387,150
Series 2014-C24, Class ASB, 3.368%, 11/15/2047	10,000,000	10,737,471
Series 2014-C25, Class ASB, 3.407%, 11/15/2047	7,138,000	7,665,359
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	37,550,000	40,000,813
Series 2012-C6, Class A4, 2.858%, 11/15/2045	23,670,945	24,813,037
Series 2013-C11, Class A3, 3.960%, 08/15/2046	12,100,000	13,508,169
Series 2013-C12, Class A3, 3.973%, 10/15/2046	22,850,000	25,393,105
Series 2016-C29, Class ASB, 3.140%, 05/15/2049	12,250,000	12,954,605
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	9,300,000	10,362,392
Series 2015-SG1, Class ASB, 3.556%, 12/15/2047	18,900,000	20,347,020
Series 2015-C27, Class ASB, 3.278%, 02/15/2048	18,000,000	19,095,039
Series 2015-P2, Class A3, 3.541%, 12/15/2048	31,100,000	33,588,075
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	22,864,220	24,576,229
Series 2013-C13, Class ASB, 2.654%, 05/15/2045	6,450,000	6,686,781
Series 2013-C18, Class A4, 3.896%, 12/15/2046	12,900,000	14,321,159
Series 2014-C21, Class A5, 3.678%, 08/15/2047	11,254,000	12,278,810
Series 2014-C24, Class A4, 3.343%, 11/15/2047	10,330,000	11,008,059
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	6,920,000	7,469,007
		470,363,392	5.4%
Total Long-Term Investments (Cost $8,390,011,571)		8,628,012,122	98.8%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, Institutional Class, 0.39% «	20,260,216	20,260,216
Short-Term Investments Trust - Liquid Assets Portfolio, Institutional Class, 0.43% «	172,000,000	172,000,000
Total Short-Term Investments (Cost $192,260,216)		192,260,216	2.2%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.56% «	164,963,964	164,963,964
Total Investment Company (Cost $164,963,964)		164,963,964	1.9%
Total Investment Purchased With Cash Proceeds From
Securities Lending (Cost $164,963,964)		164,963,964	1.9%
Total Investments (Cost $8,747,235,751)		8,985,236,302	102.9%
Liabilities in Excess of Other Assets		(248,570,098)	(2.9)%
TOTAL NET ASSETS		$8,736,666,204	100.0%
Notes to Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $1,416,328,963, which represents 16.21% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.
f	Foreign Security
§	Security in Default
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
^	Non-Income Producing
«	7-Day Yield

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.625%, 08/15/2020	$181,775,000	$194,328,745
1.750%, 03/31/2022	141,350,000	146,048,757
2.500%, 05/15/2024	73,950,000	80,319,535
3.500%, 02/15/2039	377,695,000	476,662,799
2.875%, 05/15/2043	237,900,000	267,516,647
2.500%, 02/15/2045 @	36,550,000	38,053,411
		1,202,929,894	10.7%
Corporate Bonds
Finance
ABN AMRO Bank NV:
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * f	5,000,000	5,086,650
2.500%, 10/30/2018 (Acquired 10/23/2013 through 10/24/2014, Cost $6,797,069) * f	6,750,000	6,906,681
2.450%, 06/04/2020 (Acquired 05/28/2015, Cost $12,771,840) * f	12,800,000	13,088,998
4.750%, 07/28/2025 (Acquired 07/21/2015, Cost $9,973,200) * f	10,000,000	10,380,800
4.800%, 04/18/2026 (Acquired 04/11/2016, Cost $10,980,970) * @ f	11,000,000	11,452,947
AIA Group Ltd.,
3.200%, 03/11/2025 (Acquired 03/04/2015, Cost $8,988,570) * f	9,000,000	9,173,934
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,120,862) *	2,000,000	2,602,314
Ally Financial, Inc.:
5.500%, 02/15/2017 @	7,275,000	7,384,125
3.600%, 05/21/2018 @	7,000,000	7,017,500
3.250%, 11/05/2018 @	8,000,000	7,990,000
8.000%, 12/31/2018	1,206,000	1,317,555
3.750%, 11/18/2019 @	18,200,000	18,245,500
5.125%, 09/30/2024 @	3,000,000	3,056,250
American Express Credit Corp.,
1.116%, 08/15/2019 ∞	7,450,000	7,382,279
American International Group, Inc.:
6.400%, 12/15/2020	3,500,000	4,116,213
3.300%, 03/01/2021 @	13,500,000	13,946,917
4.875%, 06/01/2022	10,625,000	11,836,526
3.750%, 07/10/2025	11,400,000	11,618,937
3.875%, 01/15/2035 @	5,000,000	4,787,320
6.820%, 11/15/2037	4,173,000	5,315,697
AmSouth Bancorporation,
6.750%, 11/01/2025	710,000	816,370
ANZ New Zealand (Int'l) Ltd.:
1.750%, 03/29/2018 (Acquired 03/24/2015, Cost $6,149,262) * f	6,150,000	6,176,193
2.750%, 02/03/2021 (Acquired 01/27/2016, Cost $9,989,300) * f	10,000,000	10,349,300
Aon PLC,
3.875%, 12/15/2025 f	14,490,000	15,283,139
Australia & New Zealand Banking Group Ltd./New York NY,
3.700%, 11/16/2025 f	2,875,000	3,182,892
Australia and New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (Acquired 03/12/2014, Cost $8,987,760) * @ f	9,000,000	9,383,409
Banco Santander (Brasil) SA,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * f	1,000,000	1,014,200
Bank of America Corp.:
6.875%, 04/25/2018	1,250,000	1,364,684
7.625%, 06/01/2019 @	7,735,000	8,952,713
2.625%, 10/19/2020 @	4,500,000	4,571,716
2.625%, 04/19/2021 @	17,500,000	17,768,398
3.300%, 01/11/2023	22,450,000	23,104,350
7.750%, 05/14/2038	725,000	1,020,869
BanPonce Trust I,
Class A, 8.327%, 02/01/2027	2,310,000	2,169,092
Barclays PLC:
2.750%, 11/08/2019 f	7,000,000	6,950,601
2.875%, 06/08/2020 f	6,000,000	5,912,568
3.250%, 01/12/2021 f	25,000,000	24,912,425
3.650%, 03/16/2025 f	8,000,000	7,692,552
BB&T Corp.:
2.450%, 01/15/2020	15,000,000	15,418,020
2.625%, 06/29/2020	13,000,000	13,428,805
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042	3,500,000	3,928,820
BNP Paribas SA:
2.375%, 09/14/2017 f	3,000,000	3,043,200
5.000%, 01/15/2021 f	5,000,000	5,615,680
3.250%, 03/03/2023 f	4,000,000	4,159,764
BNZ International Funding Ltd.:
2.350%, 03/04/2019 (Acquired 09/03/2014 through 11/03/2014, Cost $13,751,687) * f	13,775,000	13,987,410
2.750%, 03/02/2021 (Acquired 02/23/2016, Cost $18,736,875) * f	18,750,000	19,374,019
BOKF NA,
1.316%, 05/15/2017 ∞	3,000,000	2,993,685
BPCE:
2.500%, 12/10/2018 f	5,500,000	5,639,854
2.250%, 01/27/2020 @ f	4,000,000	4,065,644
5.700%, 10/22/2023 (Acquired 10/15/2013 through 11/10/2014, Cost $29,886,601) * f	28,500,000	30,568,017
4.625%, 07/11/2024 (Acquired 04/07/2016, Cost $3,442,320) * f	3,500,000	3,507,812
BPCE SA,
5.150%, 07/21/2024 (Acquired 05/10/2016 through 05/16/2016, Cost $10,988,721) * f	10,700,000	11,134,474
Caisse Centrale Desjardins:
1.550%, 09/12/2017 (Acquired 07/07/2015, Cost $6,006,039) * f	6,000,000	6,012,132
1.303%, 01/29/2018 (Acquired 01/26/2015 through 03/08/2016, Cost $29,173,999) * f ∞	29,175,000	29,096,957
Capital One Bank (USA) National Association,
3.375%, 02/15/2023	32,638,000	33,336,486
Capital One Financial Corp.:
6.150%, 09/01/2016	4,425,000	4,459,418
2.450%, 04/24/2019	3,975,000	4,036,056
Capital One NA,
1.650%, 02/05/2018	8,400,000	8,407,073
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,018,500
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	523,125
5.000%, 08/01/2023	5,000,000	5,037,500
Citigroup, Inc.:
1.850%, 11/24/2017	11,500,000	11,563,388
1.700%, 04/27/2018	12,650,000	12,670,278
2.050%, 12/07/2018 @	12,550,000	12,649,735
2.400%, 02/18/2020 @	8,000,000	8,081,896
3.700%, 01/12/2026 @	4,700,000	4,947,633
Citizens Bank NA/Providence RI,
2.550%, 05/13/2021 @	6,175,000	6,234,626
Citizens Bank National Association,
2.450%, 12/04/2019	36,000,000	36,477,360
CNA Financial Corp.:
7.350%, 11/15/2019	1,175,000	1,356,842
5.875%, 08/15/2020	6,839,000	7,708,531
5.750%, 08/15/2021	9,177,000	10,566,049
7.250%, 11/15/2023	7,400,000	8,979,389
4.500%, 03/01/2026	20,750,000	22,086,425
CNO Financial Group, Inc.:
4.500%, 05/30/2020	5,000,000	5,175,000
5.250%, 05/30/2025	18,640,000	19,199,200
Comerica Bank:
5.200%, 08/22/2017	5,980,000	6,226,388
4.000%, 07/27/2025	21,425,000	22,109,100
Commonwealth Bank of Australia:
1.056%, 03/12/2018 (Acquired 03/30/2016, Cost $4,479,089) * f ∞	4,500,000	4,489,385
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,149,966) * f	5,900,000	6,532,179
Compass Bank:
2.750%, 09/29/2019	38,994,000	38,508,954
3.875%, 04/10/2025	16,700,000	16,025,754
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, 03/19/2018 f	5,250,000	5,296,163
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * f	5,000,000	5,014,040
Credit Suisse:
1.700%, 04/27/2018 f	5,800,000	5,806,206
5.300%, 08/13/2019 f	6,966,000	7,688,465
3.000%, 10/29/2021 f	12,600,000	12,906,155
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 09/15/2022 @ f	8,500,000	8,536,737
3.750%, 03/26/2025 @ f	15,000,000	14,681,310
4.550%, 04/17/2026 (Acquired 04/13/2016, Cost $4,998,800) * f	5,000,000	5,186,895
Deutsche Bank AG:
1.237%, 02/13/2017 f ∞	9,729,000	9,719,077
1.307%, 02/13/2018 f ∞	9,000,000	8,940,681
1.875%, 02/13/2018 f	8,494,000	8,440,819
2.950%, 08/20/2020 f	8,625,000	8,549,298
3.125%, 01/13/2021 @ f	9,500,000	9,488,011
3.375%, 05/12/2021 f	7,650,000	7,676,331
Discover Bank:
8.700%, 11/18/2019	3,237,000	3,811,610
3.100%, 06/04/2020	12,000,000	12,259,188
Discover Financial Services,
3.950%, 11/06/2024	25,000,000	25,623,375
Fifth Third Bancorp:
1.067%, 12/20/2016 ∞	9,585,000	9,579,316
2.150%, 08/20/2018	7,200,000	7,312,464
2.875%, 07/27/2020 @	9,250,000	9,639,980
First Horizon National Corp.,
3.500%, 12/15/2020	13,861,000	13,987,925
First Tennessee Bank National Association,
2.950%, 12/01/2019	12,000,000	12,054,708
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013 through 12/23/2014, Cost $4,395,359) *	4,235,000	4,706,555
6.500%, 12/14/2040 (Acquired 04/04/2013 through 10/28/2013, Cost $2,264,630) *	1,820,000	2,396,363
GE Capital International Funding Co.,
2.342%, 11/15/2020 (Acquired 01/29/2010 through 01/06/2015, Cost $22,597,857) * f	24,096,000	24,822,759
Genworth Holdings, Inc.,
7.625%, 09/24/2021	1,000,000	851,250
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	146,995
Highmark, Inc.,
4.750%, 05/15/2021 (Acquired 07/30/2014, Cost $7,846,150) *	7,800,000	7,985,874
HSBC Bank USA National Association,
6.000%, 08/09/2017	2,720,000	2,844,998
HSBC Finance Corp.,
6.676%, 01/15/2021	32,693,000	36,632,637
HSBC Holdings PLC:
3.400%, 03/08/2021 f	9,100,000	9,376,858
3.600%, 05/25/2023 f	6,000,000	6,131,820
HSBC USA, Inc.,
2.350%, 03/05/2020	2,750,000	2,749,093
Humana, Inc.,
7.200%, 06/15/2018	800,000	885,874
ING Bank NV:
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,978,116) * f	5,000,000	5,086,350
2.050%, 08/17/2018 (Acquired 08/10/2015, Cost $4,122,484) * f	4,125,000	4,182,371
2.450%, 03/16/2020 (Acquired 03/10/2015, Cost $9,257,656) * f	9,275,000	9,462,021
2.750%, 03/22/2021 (Acquired 03/15/2016, Cost $9,166,100) * @ f	9,175,000	9,481,546
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * f	2,500,000	2,838,587
5.800%, 09/25/2023 (Acquired 01/14/2014 through 04/29/2016, Cost $20,922,546) * f	19,180,000	21,048,458
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,739,399
iStar Financial, Inc.,
5.850%, 03/15/2017	500,000	506,250
J.P. Morgan Chase & Co.:
1.188%, 04/25/2018 ∞	2,300,000	2,296,458
2.200%, 10/22/2019	3,500,000	3,557,607
4.250%, 10/15/2020	8,100,000	8,828,595
4.350%, 08/15/2021	2,400,000	2,640,324
4.500%, 01/24/2022	4,400,000	4,896,518
3.200%, 01/25/2023	5,350,000	5,545,414
3.125%, 01/23/2025	21,850,000	22,337,910
Jefferies Group LLC,
6.450%, 06/08/2027	1,000,000	1,110,841
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $11,628,364) *	9,765,000	12,056,094
Kemper Corp.,
6.000%, 05/15/2017	1,000,000	1,035,246
KeyBank NA/Cleveland OH,
3.400%, 05/20/2026	10,500,000	10,661,679
KeyBank National Association:
4.625%, 06/15/2018	2,670,000	2,790,027
2.250%, 03/16/2020	9,425,000	9,554,547
KeyCorp,
2.900%, 09/15/2020	17,200,000	17,789,736
Kookmin Bank,
1.625%, 07/14/2017 (Acquired 07/07/2014, Cost $4,985,900) * f	5,000,000	5,017,200
LeasePlan Corp. NV:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,017,666) * f	10,000,000	10,073,520
2.500%, 05/16/2018 (Acquired 05/07/2013 through 08/27/2015, Cost $35,310,998) * f	35,204,000	35,217,800
2.875%, 01/22/2019 (Acquired 10/14/2015, Cost $4,996,900) * f	5,000,000	5,002,380
Liberty Mutual Group, Inc.:
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $699,822) *	700,000	858,820
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $751,629) * ∞	900,000	1,305,000
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,187) *	375,000	478,821
Lincoln National Corp.:
8.750%, 07/01/2019	11,378,000	13,459,252
6.050%, 04/20/2067 ∞	930,000	620,775
Lloyds Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,045,342
1.176%, 05/14/2018 f ∞	3,200,000	3,177,728
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,384,401) * f	6,350,000	7,103,580
2.400%, 03/17/2020 @ f	6,700,000	6,757,841
Macquarie Bank Ltd.:
2.000%, 08/15/2016 (Acquired 09/27/2013, Cost $3,500,906) * f	3,500,000	3,504,270
1.266%, 10/27/2017 (Acquired 10/22/2014, Cost $8,000,000) * f ∞	8,000,000	7,983,584
1.600%, 10/27/2017 (Acquired 10/22/2014, Cost $7,595,364) * f	7,600,000	7,608,109
2.400%, 01/21/2020 (Acquired 01/14/2015, Cost $12,971,400) * f	13,000,000	13,124,358
Macquarie Group Ltd.:
4.875%, 08/10/2017 (Acquired 10/30/2014, Cost $1,032,536) * f	1,000,000	1,032,077
7.625%, 08/13/2019 (Acquired 12/15/2014, Cost $2,815,944) * f	2,467,000	2,863,778
Manufacturers & Traders Trust Co.,
2.100%, 02/06/2020	8,000,000	8,093,864
Manufacturers And Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,195,079
1.664%, 12/28/2020 ∞	9,483,000	9,290,372
Manulife Financial Corp.:
4.900%, 09/17/2020 f	2,784,000	3,088,021
4.150%, 03/04/2026 f	23,875,000	25,608,492
Marsh & McLennan Cos., Inc.:
4.800%, 07/15/2021	1,000,000	1,108,900
3.300%, 03/14/2023	6,875,000	7,177,122
3.750%, 03/14/2026	9,225,000	9,729,174
Massachusetts Mutual Life Insurance Co.:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,012,953) *	3,184,000	3,958,769
8.875%, 06/01/2039 (Acquired 10/03/2012 through 01/22/2016, Cost $44,577,985) *	29,340,000	43,905,520
MBIA Insurance Corp.,
11.888%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * §	700,000	259,000
MetLife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,042,348) *	900,000	1,073,250
MetLife, Inc.:
7.717%, 02/15/2019	1,157,000	1,341,942
4.050%, 03/01/2045 @	6,400,000	6,304,691
4.600%, 05/13/2046 @	6,000,000	6,450,384
Metropolitan Life Global Funding I,
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,585,164) *	1,500,000	1,631,646
Mitsubishi UFJ Financial Group, Inc.,
2.950%, 03/01/2021 f	10,000,000	10,372,720
Mizuho Bank Ltd.:
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,863,129
2.650%, 09/25/2019 (Acquired 09/18/2014, Cost $4,991,400) * f	5,000,000	5,137,440
2.400%, 03/26/2020 (Acquired 03/19/2015, Cost $19,974,800) * f	20,000,000	20,393,900
Morgan Stanley:
6.625%, 04/01/2018	1,275,000	1,381,811
7.300%, 05/13/2019	4,675,000	5,371,388
2.375%, 07/23/2019	2,000,000	2,032,998
5.625%, 09/23/2019	10,100,000	11,206,031
2.650%, 01/27/2020	7,000,000	7,115,423
3.750%, 02/25/2023	1,000,000	1,059,175
3.700%, 10/23/2024	5,000,000	5,231,870
4.000%, 07/23/2025	2,500,000	2,676,972
3.875%, 01/27/2026 @	7,000,000	7,431,116
MUFG Americas Holdings Corp.:
2.250%, 02/10/2020	7,000,000	7,050,547
3.500%, 06/18/2022	1,150,000	1,220,862
National Australia Bank Ltd.,
1.875%, 07/23/2018 f	6,000,000	6,074,904
Nationwide Building Society:
2.350%, 01/21/2020 (Acquired 01/12/2015, Cost $13,770,454) * f	13,775,000	13,922,572
3.900%, 07/21/2025 (Acquired 07/14/2015, Cost $8,069,463) * f	8,100,000	8,660,212
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (Acquired 02/05/2015 through 05/08/2015, Cost $16,355,247) *	14,788,000	16,517,013
Nationwide Mutual Insurance Co.:
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $91,200) *	100,000	133,814
9.375%, 08/15/2039 (Acquired 10/06/2015 through 04/20/2016, Cost $13,525,705) *	9,028,000	13,725,639
Navient LLC,
5.625%, 08/01/2033	50,000	35,125
New England Mutual Life Insurance Co.,
7.875%, 02/15/2024 (Acquired 11/07/2012, Cost $4,061,729) *	3,200,000	4,039,712
New York Life Insurance Co.,
6.750%, 11/15/2039 (Acquired 04/06/2016 through 04/07/2016, Cost $21,457,815) *	16,067,000	21,953,403
Nippon Life Insurance Co.,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f ∞	2,000,000	2,154,600
Nomura Holdings, Inc.:
2.000%, 09/13/2016 f	3,000,000	3,005,178
2.750%, 03/19/2019 f	11,268,000	11,530,995
6.700%, 03/04/2020 f	2,525,000	2,931,677
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (Acquired 10/19/2012, Cost $16,000,000) *	16,000,000	16,041,456
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	1,038,444
3.125%, 05/15/2023	3,550,000	3,596,310
Principal Life Global Funding II,
2.200%, 04/08/2020 (Acquired 03/31/2015, Cost $7,989,440) *	8,000,000	8,127,024
Protective Life Corp.,
2.700%, 11/25/2020 (Acquired 11/19/2015, Cost $10,715,562) *	10,725,000	11,088,931
Prudential Financial, Inc.,
6.000%, 12/01/2017	384,000	409,068
Rabobank Nederland,
3.875%, 02/08/2022 f	4,150,000	4,508,564
Raymond James Financial, Inc.,
8.600%, 08/15/2019	14,527,000	17,186,966
Regions Bank,
7.500%, 05/15/2018	15,864,000	17,397,969
Regions Financial Corp.,
3.200%, 02/08/2021	30,600,000	31,496,519
Reliance Standard Life Global Funding II:
2.500%, 01/15/2020 (Acquired 01/07/2015, Cost $13,952,260) *	14,000,000	14,207,662
2.375%, 05/04/2020 (Acquired 04/27/2015, Cost $14,356,224) *	14,400,000	14,455,973
3.050%, 01/20/2021 (Acquired 01/12/2016, Cost $14,982,750) *	15,000,000	15,501,180
Royal Bank of Canada,
0.890%, 10/13/2017 f ∞	9,000,000	8,971,092
Santander Bank NA,
8.750%, 05/30/2018	7,034,000	7,833,316
Santander Issuances SAU,
5.179%, 11/19/2025 f	6,150,000	6,144,053
Santander UK PLC:
5.000%, 11/07/2023 (Acquired 10/31/2013 through 01/27/2015, Cost $24,277,262) * f	22,975,000	23,583,815
4.000%, 03/13/2024 f	7,700,000	8,267,120
Simon Property Group LP,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	12,051,324
Societe Generale:
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $10,004,418) * f	10,100,000	11,553,117
5.000%, 01/17/2024 (Acquired 01/14/2014, Cost $2,972,790) * f	3,000,000	3,119,715
4.250%, 04/14/2025 (Acquired 04/08/2015, Cost $6,201,657) * f	6,300,000	6,231,513
Societe Generale SA,
4.750%, 11/24/2025 (Acquired 11/17/2015, Cost $10,759,176) * @ f	10,800,000	11,034,878
SpareBank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	5,048,040
Springleaf Finance Corp.,
6.900%, 12/15/2017 @	1,000,000	1,036,250
Standard Chartered PLC:
1.700%, 04/17/2018 (Acquired 04/13/2015, Cost $9,988,900) * f	10,000,000	9,892,670
3.050%, 01/15/2021 (Acquired 01/12/2016, Cost $13,971,720) * @ f	14,000,000	14,185,080
5.700%, 03/26/2044 (Acquired 03/21/2014 through 05/01/2014, Cost $14,102,230) * f	14,000,000	14,244,734
Stifel Financial Corp.:
3.500%, 12/01/2020	5,000,000	5,067,985
4.250%, 07/18/2024	13,115,000	13,450,862
Sumitomo Mitsui Banking Corp.:
1.950%, 07/23/2018 f	4,000,000	4,044,060
2.250%, 07/11/2019 f	12,050,000	12,226,689
2.450%, 01/16/2020 f	12,200,000	12,467,327
3.000%, 01/18/2023 f	2,500,000	2,581,920
SunTrust Bank,
7.250%, 03/15/2018	5,682,000	6,192,982
SunTrust Bank/Atlanta GA,
3.300%, 05/15/2026	20,000,000	20,162,780
SunTrust Banks, Inc.,
2.900%, 03/03/2021	15,000,000	15,530,700
SUSA Partnership LP,
8.200%, 06/01/2017	1,000,000	1,061,539
Swedbank AB:
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	3,031,308
2.650%, 03/10/2021 (Acquired 03/03/2016, Cost $7,016,851) * f	7,025,000	7,258,420
Synchrony Financial:
3.750%, 08/15/2021	16,650,000	17,248,351
4.250%, 08/15/2024	30,225,000	31,280,759
4.500%, 07/23/2025	4,600,000	4,769,736
TD Ameritrade Holding Corp.,
5.600%, 12/01/2019	1,000,000	1,126,144
The Bank of Nova Scotia:
1.700%, 06/11/2018 f	15,325,000	15,466,143
4.500%, 12/16/2025	8,048,000	8,361,599
The Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.008%, 07/15/2016 f ∞	10,000,000	10,002,420
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,046,062
2.300%, 03/05/2020 (Acquired 02/25/2015, Cost $7,844,819) * f	7,850,000	7,973,747
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,452,714
The Chubb Corp.,
6.375%, 04/15/2037 ∞	1,320,000	1,148,400
The Goldman Sachs Group Inc.,
2.625%, 04/25/2021	7,000,000	7,098,896
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,195,864
6.150%, 04/01/2018	6,500,000	7,003,718
7.500%, 02/15/2019	1,825,000	2,087,088
2.550%, 10/23/2019	4,000,000	4,092,620
5.250%, 07/27/2021	1,000,000	1,128,482
5.750%, 01/24/2022	8,100,000	9,403,776
2.274%, 11/29/2023 ∞	10,000,000	9,978,630
3.500%, 01/23/2025	9,250,000	9,504,449
6.750%, 10/01/2037	300,000	370,060
The Guardian Life Insurance Co. of America:
7.375%, 09/30/2039 (Acquired 08/27/2015, Cost $8,435,734) *	6,507,000	8,943,624
4.875%, 06/19/2064 (Acquired 06/16/2014, Cost $2,989,950) *	3,000,000	3,089,796
The Hartford Financial Services Group, Inc.:
5.375%, 03/15/2017	2,913,000	2,995,901
5.125%, 04/15/2022	6,097,000	6,934,088
8.125%, 06/15/2038 ∞	1,365,000	1,460,550
The Huntington National Bank:
2.000%, 06/30/2018	13,000,000	13,129,051
2.200%, 11/06/2018	5,000,000	5,061,210
2.875%, 08/20/2020	12,000,000	12,340,620
3.150%, 03/14/2021 @	10,100,000	10,462,772
Torchmark Corp.,
3.800%, 09/15/2022	1,275,000	1,317,545
Trinity Acquisition PLC,
4.400%, 03/15/2026 f	10,405,000	10,864,110
UBS AG:
1.375%, 08/14/2017 f	3,000,000	3,002,532
1.800%, 03/26/2018 f	14,500,000	14,637,953
UBS Group Funding Jersey Ltd.,
2.080%, 09/24/2020 (Acquired 09/21/2015, Cost $26,350,000) * f ∞	26,350,000	26,364,203
UnitedHealth Group, Inc.,
4.625%, 07/15/2035 @	12,175,000	14,140,008
Voya Financial, Inc.,
5.500%, 07/15/2022	22,944,000	26,114,585
Wells Fargo & Co.:
Class N, 2.150%, 01/30/2020	7,000,000	7,118,748
2.600%, 07/22/2020	8,950,000	9,198,067
2.500%, 03/04/2021	10,000,000	10,254,360
3.000%, 02/19/2025	5,000,000	5,121,130
3.000%, 04/22/2026 @	4,000,000	4,077,404
Wells Fargo Bank National Association,
6.000%, 11/15/2017	8,322,000	8,854,833
Westpac Banking Corp.:
2.000%, 08/14/2017 f	8,000,000	8,078,392
4.875%, 11/19/2019 f	636,000	703,632
2.100%, 05/13/2021 @ f	13,300,000	13,472,807
Willis Group Holdings PLC,
5.750%, 03/15/2021 f	20,329,000	22,731,827
Willis North America, Inc.,
7.000%, 09/29/2019	16,003,000	18,116,964
		2,560,225,397	22.8%
Utility
Appalachian Power Co.,
Class P, 6.700%, 08/15/2037	1,275,000	1,649,080
Arizona Public Service Co.,
8.750%, 03/01/2019	1,150,000	1,362,614
Berkshire Hathaway Energy Co.,
3.500%, 02/01/2025	7,000,000	7,549,619
CMS Energy Corp.,
5.050%, 03/15/2022	1,000,000	1,143,239
Consolidated Edison Co. of New York, Inc.,
4.625%, 12/01/2054	7,600,000	8,711,850
Dominion Resources, Inc.:
2.500%, 12/01/2019	5,225,000	5,338,278
Class B, 5.950%, 06/15/2035	1,880,000	2,290,786
Edison International,
2.950%, 03/15/2023	5,000,000	5,126,450
EDP Finance BV:
4.900%, 10/01/2019 (Acquired 02/04/2015, Cost $1,636,387) * f	1,564,000	1,661,249
4.125%, 01/15/2020 (Acquired 03/03/2015 through 03/04/2015, Cost $9,080,591) * f	8,816,000	9,094,586
ENEL Finance International NV,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	648,478
Exelon Corp.:
3.950%, 06/15/2025	6,050,000	6,467,886
3.400%, 04/15/2026	9,600,000	10,033,219
5.100%, 06/15/2045	5,875,000	6,751,227
Exelon Generation Co. LLC:
6.200%, 10/01/2017	4,350,000	4,596,258
5.600%, 06/15/2042	6,100,000	6,377,977
IPALCO Enterprises, Inc.,
5.000%, 05/01/2018	1,000,000	1,045,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,650,785
Mega Advance Investments Ltd.,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,806,480) * f	2,800,000	3,098,838
National Rural Utilities Cooperative Finance Corp.:
10.375%, 11/01/2018	6,673,000	8,062,999
2.300%, 11/15/2019	5,000,000	5,154,565
2.850%, 01/27/2025	12,875,000	13,466,207
NextEra Energy Capital Holdings, Inc.,
Class D, 7.300%, 09/01/2067 ∞	2,600,000	2,483,000
PSEG Power LLC:
5.320%, 09/15/2016	3,077,000	3,099,985
3.000%, 06/15/2021	26,550,000	26,916,921
Public Service Co. of New Mexico,
7.950%, 05/15/2018	6,553,000	7,297,513
RGS I&M Funding Corp.,
Class F*, 9.820%, 06/07/2022	146,835	150,034
South Carolina Electric & Gas Co.,
4.100%, 06/15/2046	7,325,000	7,750,707
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * f	6,000,000	6,516,186
The Southern Co.,
2.950%, 07/01/2023	17,400,000	18,036,823
		184,532,359	1.6%
Industrials
21st Century Fox America, Inc.:
6.900%, 03/01/2019	6,659,000	7,576,430
3.700%, 09/15/2024	4,025,000	4,345,861
7.430%, 10/01/2026	1,500,000	2,001,366
6.150%, 03/01/2037	9,000,000	11,171,115
4.750%, 09/15/2044 @	1,950,000	2,160,380
A.P. Meoller - Maersk A/S:
2.550%, 09/22/2019 (Acquired 11/24/2014, Cost $10,045,814) * f	10,000,000	10,196,100
3.750%, 09/22/2024 (Acquired 09/15/2014, Cost $4,459,830) * f	4,475,000	4,579,858
AbbVie, Inc.:
1.750%, 11/06/2017	7,450,000	7,494,000
2.000%, 11/06/2018	10,835,000	10,945,615
3.200%, 11/06/2022 @	3,000,000	3,102,090
3.600%, 05/14/2025 @	2,500,000	2,619,575
4.300%, 05/14/2036	3,825,000	3,901,293
Access Midstream Partners LP / ACMP Finance Corp.,
6.125%, 07/15/2022	300,000	307,771
Acuity Brands Lighting, Inc.,
6.000%, 12/15/2019	700,000	784,560
Agrium, Inc.,
4.125%, 03/15/2035 f	6,550,000	6,325,342
Alibaba Group Holding Ltd.,
3.125%, 11/28/2021 f	10,000,000	10,226,550
Altera Corp.,
4.100%, 11/15/2023	3,000,000	3,410,385
Ameritech Capital Funding Corp.,
6.450%, 01/15/2018	3,175,000	3,397,736
Amgen, Inc.,
4.400%, 05/01/2045 @	8,000,000	8,310,880
Anadarko Petroleum Corp.:
6.375%, 09/15/2017	123,000	129,464
8.700%, 03/15/2019	4,380,000	4,995,048
6.450%, 09/15/2036	4,025,000	4,637,255
Anglo American Capital PLC,
9.375%, 04/08/2019 (Acquired 09/20/2011 through 12/29/2014, Cost $6,379,833) * f	5,600,000	6,405,000
Anheuser-Busch InBev Finance, Inc.:
3.300%, 02/01/2023 @	20,350,000	21,442,184
3.650%, 02/01/2026	25,625,000	27,450,679
ANR Pipeline Co.,
9.625%, 11/01/2021	9,150,000	12,005,505
Apple, Inc.,
2.150%, 02/09/2022 @	3,500,000	3,567,095
ArcelorMittal SA,
7.250%, 02/25/2022 @ f	2,000,000	2,105,000
AT&T, Inc.:
3.600%, 02/17/2023 @	10,550,000	11,005,539
3.400%, 05/15/2025	20,000,000	20,458,140
4.125%, 02/17/2026	8,925,000	9,587,538
6.300%, 01/15/2038	11,000,000	13,226,642
5.550%, 08/15/2041	1,000,000	1,120,366
5.650%, 02/15/2047	4,225,000	4,838,512
Ball Corp.,
5.250%, 07/01/2025 @	25,000,000	26,062,500
Bayer US Finance LLC,
2.375%, 10/08/2019 (Acquired 10/01/2014, Cost $14,657,559) *	14,725,000	15,052,410
Beam Suntory, Inc.,
3.250%, 05/15/2022 @	2,000,000	2,060,002
Becton Dickinson and Co.:
6.375%, 08/01/2019	5,000,000	5,694,845
3.250%, 11/12/2020	13,000,000	13,664,690
3.875%, 05/15/2024	7,500,000	8,162,505
3.734%, 12/15/2024	4,900,000	5,277,996
Bemis Co., Inc.,
4.500%, 10/15/2021	1,000,000	1,092,702
Boardwalk Pipelines LP:
5.500%, 02/01/2017	3,175,000	3,223,127
4.950%, 12/15/2024	13,875,000	13,647,117
5.950%, 06/01/2026	7,000,000	7,352,912
Boston Scientific Corp.,
2.650%, 10/01/2018 @	10,000,000	10,221,880
BP Capital Markets:
1.270%, 09/26/2018 f ∞	5,000,000	4,981,505
4.750%, 03/10/2019 f	1,500,000	1,629,307
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026	7,000,000	7,075,593
Browning-Ferris Industries, Inc.,
9.250%, 05/01/2021	1,600,000	2,054,221
Bunge Limited Finance Corp.,
8.500%, 06/15/2019	13,690,000	16,007,361
Bunge NA Finance LP,
5.900%, 04/01/2017	4,024,000	4,153,074
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045	3,100,000	3,375,987
Celgene Corp.,
3.550%, 08/15/2022 @	5,730,000	6,003,172
CenturyLink, Inc.,
Class R, 5.150%, 06/15/2017	2,000,000	2,045,000
CF Industries, Inc.:
6.875%, 05/01/2018	5,000,000	5,432,430
3.450%, 06/01/2023	16,955,000	16,939,876
5.375%, 03/15/2044	10,922,000	10,300,047
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464%, 07/23/2022 (Acquired 06/09/2016, Cost $15,377,302) *	14,425,000	15,503,067
6.384%, 10/23/2035 (Acquired 07/09/2015, Cost $5,800,000) *	5,800,000	6,868,273
Chesapeake Energy Corp.:
6.500%, 08/15/2017 @	4,044,000	3,791,250
3.878%, 04/15/2019 @ ∞	4,500,000	3,386,250
Cliffs Natural Resources, Inc.,
5.950%, 01/15/2018	11,579,000	10,942,155
Columbia Pipeline Group, Inc.:
3.300%, 06/01/2020	9,943,000	10,280,217
4.500%, 06/01/2025	13,735,000	14,764,026
Comcast Cable Communications Holdings Inc.,
9.455%, 11/15/2022	2,030,000	2,895,091
Comcast Corp.:
4.250%, 01/15/2033	5,900,000	6,509,853
4.400%, 08/15/2035	13,450,000	15,171,560
4.650%, 07/15/2042	2,000,000	2,295,032
Computer Sciences Corp.,
4.450%, 09/15/2022	2,000,000	2,132,134
ConAgra Foods, Inc.:
5.819%, 06/15/2017	8,417,000	8,757,544
1.900%, 01/25/2018	13,569,000	13,676,249
7.000%, 04/15/2019	1,270,000	1,435,453
ConocoPhillips Canada Funding Co. I,
5.950%, 10/15/2036 f	845,000	996,159
ConocoPhillips Co.,
6.000%, 01/15/2020	3,550,000	4,037,607
Constellation Brands, Inc.:
4.750%, 11/15/2024	100,000	105,250
4.750%, 12/01/2025 @	1,000,000	1,053,750
Continental Airlines Pass Through Trust,
Class 974A, 6.900%, 01/02/2018	8,686	8,833
Cox Communications, Inc.:
9.375%, 01/15/2019 (Acquired 10/06/2014, Cost $8,973,987) *	7,670,000	8,935,312
2.950%, 06/30/2023 (Acquired 04/24/2013 through 12/29/2014, Cost $5,441,980) *	5,475,000	5,276,422
3.850%, 02/01/2025 (Acquired 12/01/2014, Cost $4,616,999) *	4,625,000	4,658,365
4.800%, 02/01/2035 (Acquired 12/01/2014, Cost $9,996,400) *	10,000,000	9,343,730
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,441,485
CSX Corp.,
6.220%, 04/30/2040	175,000	240,990
CVS Health Corp.,
3.875%, 07/20/2025	2,302,000	2,532,147
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,447,000	1,476,834
Daimler Finance North America LLC:
1.347%, 08/03/2017 (Acquired 07/28/2015, Cost $8,000,000) * ∞	8,000,000	8,005,472
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,144,403
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,660,643
DCP Midstream LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 06/25/2015, Cost $10,947,035) *	9,655,000	10,572,225
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,249,218) *	2,245,000	2,099,075
Deutsche Telekom International Finance BV:
6.750%, 08/20/2018 f	1,250,000	1,395,031
8.750%, 06/15/2030 f	825,000	1,242,359
Devon Energy Corp.,
6.300%, 01/15/2019 @	5,220,000	5,655,061
Devon Financing Corp. LLC,
7.875%, 09/30/2031	5,000,000	5,818,370
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.450%, 06/15/2023 (Acquired 05/17/2016, Cost $7,996,560) *	8,000,000	8,300,584
DISH DBS Corp.,
5.000%, 03/15/2023	2,500,000	2,275,000
Dollar General Corp.:
4.125%, 07/15/2017	4,545,000	4,672,946
1.875%, 04/15/2018	2,100,000	2,122,390
Dominion Gas Holdings LLC,
3.600%, 12/15/2024	6,100,000	6,448,645
Eaton Corp.:
2.750%, 11/02/2022	2,500,000	2,562,930
4.000%, 11/02/2032	3,660,000	3,905,707
Ecolab, Inc.:
1.450%, 12/08/2017	5,200,000	5,209,095
3.250%, 01/14/2023	6,325,000	6,640,782
El Paso Pipeline Partners Operating Co. LLC,
7.500%, 11/15/2040 §	2,500,000	2,828,567
Encana Corp.,
6.500%, 05/15/2019 f	610,000	646,600
Energy Transfer Partners LP:
2.500%, 06/15/2018	5,700,000	5,673,683
9.700%, 03/15/2019	1,189,000	1,346,170
5.200%, 02/01/2022	1,000,000	1,053,549
3.600%, 02/01/2023	5,000,000	4,791,210
5.150%, 03/15/2045	5,000,000	4,543,475
EnLink Midstream Partners LP,
4.400%, 04/01/2024	7,000,000	6,566,448
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,460,301) *	3,190,000	3,160,327
Ensco PLC,
5.200%, 03/15/2025 @ f	6,000,000	4,170,000
Enterprise Products Operating LLC:
2.850%, 04/15/2021	10,000,000	10,332,030
3.350%, 03/15/2023	10,000,000	10,272,690
3.750%, 02/15/2025 @	7,000,000	7,300,888
ERAC USA Finance LLC,
2.600%, 12/01/2021 (Acquired 05/23/2016, Cost $9,986,200) *	10,000,000	10,162,960
Express Scripts Holding Co.:
7.250%, 06/15/2019	4,600,000	5,298,726
4.750%, 11/15/2021	14,700,000	16,488,387
3.500%, 06/15/2024	7,500,000	7,742,655
Exxon Mobil Corp.,
2.709%, 03/06/2025 @	10,025,000	10,467,503
FedEx Corp.:
8.000%, 01/15/2019	6,100,000	7,088,725
3.900%, 02/01/2035	7,000,000	7,115,829
Fidelity National Information Services, Inc.:
3.625%, 10/15/2020	5,000,000	5,285,600
5.000%, 03/15/2022	9,345,000	9,736,864
4.500%, 10/15/2022	3,100,000	3,433,355
3.500%, 04/15/2023	5,850,000	6,073,944
3.875%, 06/05/2024	23,522,000	24,869,223
Fiserv, Inc.:
4.625%, 10/01/2020	3,000,000	3,310,575
3.500%, 10/01/2022	11,500,000	12,185,791
3.850%, 06/01/2025	11,720,000	12,528,282
Florida Gas Transmission Co. LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) *	3,000,000	3,040,941
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 f	11,700,000	11,687,984
4.375%, 05/10/2043 f	4,000,000	4,154,252
Ford Motor Credit Co. LLC:
3.000%, 06/12/2017	3,000,000	3,045,699
6.625%, 08/15/2017	1,063,000	1,122,029
2.145%, 01/09/2018	5,375,000	5,422,069
2.551%, 10/05/2018	8,500,000	8,657,122
3.200%, 01/15/2021	11,250,000	11,588,445
5.750%, 02/01/2021	13,000,000	14,777,425
3.336%, 03/18/2021 @	5,500,000	5,704,199
Forest Laboratories, Inc.:
4.375%, 02/01/2019 (Acquired 10/20/2014, Cost)	4,000,000	4,218,972
5.000%, 12/15/2021 (Acquired 08/26/2014 through 05/11/2016, Cost) @	41,397,000	46,328,749
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.:
6.500%, 11/15/2020	6,337,000	6,350,435
6.625%, 05/01/2021	6,447,000	6,414,765
6.750%, 02/01/2022 @	2,649,000	2,596,849
Freeport-McMoRan, Inc.:
3.100%, 03/15/2020 @	3,775,000	3,567,375
3.550%, 03/01/2022 @	6,275,000	5,522,000
3.875%, 03/15/2023 @	8,000,000	7,000,000
Fresenius US Finance II, Inc.,
4.500%, 01/15/2023 (Acquired 09/16/2015 through 02/24/2016, Cost $25,142,679) *	25,000,000	25,562,500
General Electric Capital Corp.:
5.500%, 01/08/2020	537,000	613,802
2.200%, 01/09/2020	2,864,000	2,951,939
5.550%, 05/04/2020	1,199,000	1,380,803
4.375%, 09/16/2020	838,000	933,319
5.300%, 02/11/2021	859,000	996,601
4.650%, 10/17/2021	2,420,000	2,771,319
General Mills, Inc.,
2.200%, 10/21/2019	12,000,000	12,287,820
General Motors Financial Co., Inc.:
2.400%, 05/09/2019	6,500,000	6,518,109
3.200%, 07/13/2020	10,000,000	10,130,710
3.700%, 11/24/2020	1,509,000	1,550,360
4.200%, 03/01/2021	20,908,000	21,872,946
–%, 07/06/2021	15,000,000	15,023,865
Georgia-Pacific LLC:
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $12,236,735) *	11,000,000	12,458,743
3.163%, 11/15/2021 (Acquired 11/03/2014, Cost $19,999,800) *	20,000,000	21,044,940
Glencore Finance (Canada) Ltd.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	2,000,000
4.250%, 10/25/2022 (Acquired 10/18/2012 through 05/22/2013, Cost $7,099,136) * f	7,000,000	6,583,500
Glencore Finance Canada Ltd.,
6.000%, 11/15/2041 (Acquired 04/14/2016, Cost $4,127,996) * @ f	5,000,000	4,255,100
Glencore Funding LLC:
4.125%, 05/30/2023 (Acquired 05/22/2013 through 04/20/2015, Cost $15,419,400) * @	15,450,000	14,214,000
4.625%, 04/29/2024 (Acquired 10/08/2014 through 11/09/2015, Cost $13,765,924) *	15,484,000	14,477,540
Grupo Bimbo, SAB de CV,
3.875%, 06/27/2024 (Acquired 06/27/2014, Cost $20,587,862) * f	20,178,000	20,998,115
GTE Corp.,
8.750%, 11/01/2021	975,000	1,236,975
Gulf South Pipeline Co. LP,
4.000%, 06/15/2022	3,000,000	2,873,976
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Acquired 09/21/2015, Cost $9,996,200) *	10,000,000	10,434,420
H. J. Heinz Co.:
3.500%, 07/15/2022 (Acquired 06/23/2015 through 06/24/2015, Cost $16,982,780) *	17,000,000	18,055,037
5.000%, 07/15/2035 (Acquired 06/23/2015, Cost $6,735,332) *	6,800,000	7,799,063
H. J. Heinz Finance Co.,
6.750%, 03/15/2032	10,000,000	12,804,420
Hanson Ltd.,
6.125%, 08/15/2016 f	15,157,000	15,175,946
HCA, Inc.:
4.250%, 10/15/2019 @	10,900,000	11,363,250
6.500%, 02/15/2020 @	5,000,000	5,531,250
5.000%, 03/15/2024 @	8,366,000	8,658,810
5.375%, 02/01/2025 @	24,950,000	25,573,750
Hess Corp.,
8.125%, 02/15/2019	1,262,000	1,406,384
Hewlett Packard Enterprise Co.,
3.600%, 10/15/2020 (Acquired 09/30/2015, Cost $7,272,963) *	7,275,000	7,593,507
Hewlett-Packard Co.,
4.650%, 12/09/2021	32,425,000	35,063,357
Husky Energy, Inc.,
4.000%, 04/15/2024 f	1,605,000	1,630,452
Hutchison Whampoa International (09) Ltd.,
7.625%, 04/09/2019 (Acquired 01/20/2015, Cost $2,293,151) * f	2,000,000	2,307,810
Hutchison Whampoa International (11) Ltd.,
3.500%, 01/13/2017 (Acquired 12/11/2014, Cost $1,010,593) * f	1,000,000	1,011,600
Hutchison Whampoa International (12) (II) Ltd.,
3.250%, 11/08/2022 (Acquired 11/05/2012 through 12/18/2014, Cost $4,603,093) * f	4,625,000	4,876,494
Hutchison Whampoa International (14) Ltd.,
3.625%, 10/31/2024 (Acquired 10/28/2014, Cost $14,982,600) * f	15,000,000	15,867,495
Hyundai Capital Services, Inc.:
1.447%, 03/18/2017 (Acquired 03/11/2014, Cost $2,400,000) * f ∞	2,400,000	2,398,923
3.500%, 09/13/2017 (Acquired 03/06/2012 through 12/30/2014, Cost $12,666,967) * f	12,470,000	12,774,118
2.500%, 03/18/2019 (Acquired 03/14/2016, Cost $24,583,026) *	24,600,000	25,146,686
2.625%, 09/29/2020 (Acquired 03/23/2015, Cost $8,986,320) * f	9,000,000	9,186,714
Ingersoll-Rand Luxembourg Finance SA:
3.550%, 11/01/2024 f	3,200,000	3,366,893
4.650%, 11/01/2044 f	1,300,000	1,393,877
Ingredion, Inc.,
1.800%, 09/25/2017	13,020,000	13,087,170
Johnson Controls, Inc.,
5.250%, 12/01/2041	1,150,000	1,282,625
Kerr-McGee Corp.,
7.875%, 09/15/2031	12,790,000	15,238,658
Keysight Technologies, Inc.,
3.300%, 10/30/2019	5,000,000	5,077,470
Kinder Morgan Energy Partners LP:
9.000%, 02/01/2019	8,828,000	10,053,035
6.850%, 02/15/2020	4,645,000	5,198,340
6.500%, 02/01/2037	400,000	419,683
6.950%, 01/15/2038	350,000	386,252
Kinder Morgan Finance Co. LLC,
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,052,199
Kinder Morgan, Inc.:
3.050%, 12/01/2019	7,000,000	7,073,108
5.000%, 02/15/2021 (Acquired 05/26/2015 through 04/22/2016, Cost $10,473,947) *	10,008,000	10,547,932
Kinross Gold Corp.,
6.875%, 09/01/2041 f	5,500,000	4,785,000
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	5,000,000	5,748,560
Lafarge SA,
7.125%, 07/15/2036 f	1,425,000	1,731,723
Lear Corp.,
5.250%, 01/15/2025	21,600,000	22,653,000
Magellan Midstream Partners LP:
5.000%, 03/01/2026	10,000,000	11,312,350
4.200%, 03/15/2045	3,000,000	2,741,877
Marathon Oil Corp.,
2.800%, 11/01/2022 @	10,175,000	9,227,972
Marathon Petroleum Corp.:
3.400%, 12/15/2020	20,000,000	20,675,080
3.625%, 09/15/2024 @	2,500,000	2,454,990
4.750%, 09/15/2044	3,985,000	3,398,117
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	511,648
6.250%, 05/01/2037	450,000	498,825
Masco Corp.,
7.125%, 03/15/2020	1,800,000	2,072,700
McDonald's Corp.,
3.700%, 01/30/2026	7,250,000	7,833,219
MeadWestvaco Corp.,
7.375%, 09/01/2019	6,650,000	7,633,342
Medtronic, Inc.:
2.500%, 03/15/2020 @ f	5,000,000	5,185,565
4.375%, 03/15/2035 @ f	6,552,000	7,411,229
Microsoft Corp.,
4.200%, 11/03/2035	5,650,000	6,399,167
Molex Electronic Technologies LLC:
2.878%, 04/15/2020 (Acquired 04/01/2015 through 03/15/2016, Cost $24,610,012) *	24,847,000	24,739,288
3.900%, 04/15/2025 (Acquired 06/20/2016, Cost $4,471,290) *	4,500,000	4,592,489
MPLX LP:
5.500%, 02/15/2023 (Acquired 06/17/2016, Cost $1,900,000) *	1,900,000	1,930,394
4.000%, 02/15/2025	8,000,000	7,266,848
Murphy Oil Corp.,
4.000%, 06/01/2022 @	12,600,000	11,176,679
Mylan NV,
3.150%, 06/15/2021 (Acquired 05/31/2016, Cost $8,090,604) * f	8,100,000	8,216,219
Mylan, Inc.:
3.000%, 12/15/2018 (Acquired 12/04/2015, Cost $4,494,330) * f	4,500,000	4,607,113
3.750%, 12/15/2020 (Acquired 12/04/2015, Cost $5,873,120) * f	5,875,000	6,125,140
4.200%, 11/29/2023	4,525,000	4,779,070
Nabors Industries, Inc.,
6.150%, 02/15/2018	250,000	257,173
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	3,300,000	4,923,399
Newell Rubbermaid, Inc.,
3.850%, 04/01/2023	20,000,000	21,213,380
Noble Energy, Inc.:
3.900%, 11/15/2024 @	3,000,000	3,047,733
5.050%, 11/15/2044 @	3,000,000	3,021,087
Noble Holding International Ltd.,
5.000%, 03/16/2018 @ f	7,000,000	6,895,000
Northern Tier Energy LLC / Northern Tier Finance Corp.,
7.125%, 11/15/2020	15,935,000	16,213,862
NuStar Logistics LP:
4.800%, 09/01/2020	4,275,000	4,146,750
6.750%, 02/01/2021	3,000,000	3,030,000
Oi SA,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * f §	3,000,000	457,500
ONEOK Partners LP:
3.375%, 10/01/2022	9,500,000	9,294,809
5.000%, 09/15/2023	5,800,000	6,106,704
ONEOK, Inc.,
4.250%, 02/01/2022	6,150,000	5,658,000
Oracle Corp.:
3.400%, 07/08/2024	8,850,000	9,517,617
3.900%, 05/15/2035	7,425,000	7,576,537
Owens Corning,
4.200%, 12/01/2024	10,000,000	10,463,790
Packaging Corp. of America,
4.500%, 11/01/2023	4,700,000	5,105,102
Pactiv LLC,
7.950%, 12/15/2025	1,338,000	1,388,175
Pentair Finance SA:
2.900%, 09/15/2018 f	4,500,000	4,545,585
2.650%, 12/01/2019 f	5,000,000	5,000,720
3.625%, 09/15/2020 f	16,000,000	16,402,064
Pepsico, Inc.,
4.250%, 10/22/2044	2,850,000	3,196,842
Pernod Ricard SA,
4.250%, 07/15/2022 (Acquired 06/09/2016, Cost $10,989,766) * f	10,100,000	11,027,271
Petrofac Ltd.,
3.400%, 10/10/2018 (Acquired 10/03/2013 through 04/17/2015, Cost $31,214,033) * f	31,200,000	31,199,906
Pfizer, Inc.,
5.800%, 08/12/2023	7,938,000	9,754,659
Phillips 66:
4.300%, 04/01/2022	6,168,000	6,736,653
4.650%, 11/15/2034	13,000,000	13,857,935
5.875%, 05/01/2042	5,000,000	6,004,020
4.875%, 11/15/2044	15,000,000	16,373,430
Phillips 66 Partners LP,
4.680%, 02/15/2045	2,000,000	1,846,344
Pioneer Natural Resources Co.,
6.875%, 05/01/2018	14,075,000	15,215,751
Plum Creek Timberlands LP:
4.700%, 03/15/2021	1,200,000	1,306,614
3.250%, 03/15/2023	8,375,000	8,405,309
POSCO,
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,341,305
Qualcomm, Inc.,
3.000%, 05/20/2022	5,500,000	5,804,172
Qwest Capital Funding, Inc.,
7.625%, 08/03/2021	200,000	204,000
R.R. Donnelley & Sons Co.:
8.600%, 08/15/2016	1,250,000	1,259,375
6.125%, 01/15/2017	76,000	76,950
Reliance Holding USA, Inc.:
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	2,164,910
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,510,938) *	3,500,000	3,918,999
Republic Services, Inc.:
5.500%, 09/15/2019	13,000,000	14,517,139
3.550%, 06/01/2022	4,000,000	4,319,572
4.750%, 05/15/2023	13,459,000	15,407,500
2.900%, 07/01/2026	20,000,000	20,283,380
Rio Tinto Finance (USA) Ltd.,
9.000%, 05/01/2019 f	11,000,000	13,216,896
Rockies Express Pipeline LLC:
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,014,563) *	2,000,000	2,075,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,698,983) *	2,695,000	2,701,737
SABMiller Holdings, Inc.,
1.327%, 08/01/2018 (Acquired 10/16/2014, Cost $15,045,057) * ∞	15,000,000	14,990,475
Samarco Mineracao SA:
5.750%, 10/24/2023 (Acquired 10/21/2013 through 12/09/2014, Cost $5,332,011) * f	5,475,000	2,107,875
5.375%, 09/26/2024 (Acquired 09/23/2014 through 12/09/2014, Cost $4,869,479) * f	5,125,000	1,973,125
Schlumberger Holdings Corp.,
3.000%, 12/21/2020 (Acquired 12/10/2015, Cost $10,975,140) *	11,000,000	11,472,516
Schneider Electric SE,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	5,184,925
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $991,032) * f	960,000	1,309,248
Solvay Finance America LLC:
3.400%, 12/03/2020 (Acquired 11/30/2015 through 01/14/2016, Cost $39,205,876) *	39,226,000	41,078,683
4.450%, 12/03/2025 (Acquired 05/04/2016 through 06/16/2016, Cost $10,759,506) *	10,323,000	11,050,410
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,076,312
Spectra Energy Partners LP,
3.500%, 03/15/2025 @	15,000,000	15,345,375
Sprint Capital Corp.:
6.900%, 05/01/2019 @	675,000	644,625
8.750%, 03/15/2032	325,000	277,875
Sprint Communications, Inc.,
6.000%, 12/01/2016	200,000	201,250
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,972,228
6.100%, 02/15/2042	1,000,000	1,038,763
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	714,170
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.125%, 11/15/2019	7,000,000	6,930,000
TC PipeLines LP,
4.375%, 03/13/2025	15,005,000	14,772,648
Telecom Italia Capital:
7.175%, 06/18/2019 f	500,000	563,750
7.200%, 07/18/2036 f	3,050,000	3,053,813
Telecom Italia SPA,
5.303%, 05/30/2024 (Acquired 05/22/2014 through 09/23/2015, Cost $21,663,858) * f	21,500,000	21,446,250
Telefonica Emisiones SAU:
6.221%, 07/03/2017 f	8,942,000	9,335,904
5.462%, 02/16/2021 @ f	2,402,000	2,740,430
4.570%, 04/27/2023 f	1,000,000	1,107,045
7.045%, 06/20/2036 f	4,925,000	6,292,136
Tenet Healthcare Corp.,
6.750%, 06/15/2023 @	1,000,000	957,500
The ADT Corp.,
3.500%, 07/15/2022 @	6,900,000	6,322,125
The Dow Chemical Co.:
8.550%, 05/15/2019	14,800,000	17,568,118
4.125%, 11/15/2021	835,000	916,063
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,335,000	1,435,125
3.700%, 01/15/2023	3,000,000	2,655,000
Class A, 7.500%, 01/15/2031	120,000	120,600
7.750%, 06/15/2031	3,500,000	3,535,000
5.750%, 06/24/2044 @	2,500,000	2,131,250
Thermo Fisher Scientific, Inc.,
3.300%, 02/15/2022 @	7,000,000	7,262,451
Time Warner Cable, Inc.:
6.750%, 07/01/2018	11,000,000	12,061,929
8.750%, 02/14/2019	1,132,000	1,321,733
8.250%, 04/01/2019	35,000	40,642
Time Warner Co., Inc.,
7.250%, 10/15/2017	2,300,000	2,471,874
Time Warner, Inc.:
7.625%, 04/15/2031	13,375,000	18,345,605
7.700%, 05/01/2032	7,908,000	11,040,572
4.850%, 07/15/2045 @	12,000,000	13,047,228
Timken Co.,
3.875%, 09/01/2024	18,500,000	18,695,952
Transcontinental Gas Pipe Line Co. LLC,
4.450%, 08/01/2042	2,600,000	2,364,170
Transocean, Inc.:
6.500%, 11/15/2020 @ f	9,500,000	8,442,650
8.125%, 12/15/2021 @ f	5,500,000	4,647,500
5.050%, 10/15/2022 f	5,000,000	3,537,500
6.800%, 03/15/2038 f	878,000	572,895
TSMC Global Ltd.,
1.625%, 04/03/2018 (Acquired 03/27/2013 through 03/14/2016, Cost $37,051,154) * f	37,405,000	37,506,517
TTX Co.,
3.900%, 02/01/2045 (Acquired 01/26/2015, Cost $25,121,134) *	25,325,000	24,787,376
Tyco Electronics Group SA:
6.550%, 10/01/2017 f	5,243,000	5,573,671
3.900%, 02/14/2026 f	10,000,000	10,769,410
7.125%, 10/01/2037 f	500,000	681,992
Ultramar Diamond Shamrock Corp.,
7.200%, 10/15/2017	7,100,000	7,472,480
Union Pacific Corp.,
3.375%, 02/01/2035	6,000,000	6,044,742
US Airways Pass Through Trust,
Class 981B, 7.350%, 01/30/2018	198,394	206,330
Vale Overseas Ltd.:
6.250%, 01/23/2017 f	3,850,000	3,938,165
5.875%, 06/10/2021 @ f	18,000,000	18,022,500
4.375%, 01/11/2022 @ f	2,700,000	2,530,440
8.250%, 01/17/2034 @ f	425,000	444,418
6.875%, 11/10/2039 f	13,425,000	12,220,778
Valero Energy Corp.:
9.375%, 03/15/2019	19,606,000	23,429,621
6.625%, 06/15/2037	5,000,000	5,485,865
Verisk Analytics, Inc.,
4.000%, 06/15/2025	10,000,000	10,503,180
Verizon Communications, Inc.:
6.400%, 09/15/2033	30,175,000	38,515,461
4.272%, 01/15/2036	19,649,000	20,109,022
Viacom, Inc.,
2.750%, 12/15/2019	10,000,000	10,145,140
Visa, Inc.,
4.300%, 12/14/2045	9,075,000	10,506,536
Viterra, Inc.,
5.950%, 08/01/2020 (Acquired 03/18/2015, Cost $7,600,572) * f	7,000,000	7,016,877
Vodafone Group PLC,
6.150%, 02/27/2037 f	500,000	580,070
Vrx Escrow Corp.,
5.875%, 05/15/2023 (Acquired 05/12/2015, Cost $5,091,093) * @ f	5,000,000	4,037,500
Vulcan Materials Co.:
7.000%, 06/15/2018	2,435,000	2,666,325
7.500%, 06/15/2021	16,763,000	20,137,392
4.500%, 04/01/2025	3,000,000	3,202,500
7.150%, 11/30/2037	500,000	590,000
Walgreen Co.,
5.250%, 01/15/2019	2,482,000	2,689,900
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021	8,060,000	8,452,038
3.100%, 06/01/2023	10,000,000	10,185,150
3.800%, 11/18/2024	10,000,000	10,594,820
3.450%, 06/01/2026	7,000,000	7,185,780
Wal-Mart Stores, Inc.,
3.300%, 04/22/2024 @	12,000,000	13,145,496
Waste Management, Inc.,
3.900%, 03/01/2035 @	5,000,000	5,239,400
Weatherford International Ltd.:
4.500%, 04/15/2022 @ f	5,020,000	4,304,650
6.750%, 09/15/2040 f	1,250,000	925,000
Western Gas Partners LP,
5.375%, 06/01/2021	18,000,000	18,978,174
Westvaco Corp.:
9.750%, 06/15/2020	1,060,000	1,305,678
8.200%, 01/15/2030	2,790,000	3,745,324
Weyerhaeuser Co.,
7.375%, 10/01/2019	11,865,000	13,638,224
Williams Partners LP:
5.250%, 03/15/2020	2,000,000	2,057,732
6.300%, 04/15/2040	1,590,000	1,508,223
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Acquired 02/26/2015, Cost $14,991,300) * f	15,000,000	14,652,210
WPX Energy, Inc.,
6.000%, 01/15/2022 @	4,000,000	3,720,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) * @	4,000,000	3,700,000
Xerox Corp.,
6.750%, 02/01/2017	10,517,000	10,799,234
Yara International ASA:
7.875%, 06/11/2019 (Acquired 12/03/2012 through 06/06/2013, Cost $6,707,592) * f	5,880,000	6,817,313
3.800%, 06/06/2026 (Acquired 06/01/2016, Cost $9,959,600) * f	10,000,000	10,344,360
Zoetis, Inc.:
3.450%, 11/13/2020	11,885,000	12,269,765
3.250%, 02/01/2023	24,076,000	24,533,950
4.500%, 11/13/2025	16,000,000	17,645,488
		2,913,757,755	26.0%
Total Corporate Bonds		5,658,515,511	50.4%
Other Government Related Securities
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,253,847) * f	3,000,000	3,007,500
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	3,686,000
CNOOC Curtis Funding No. 1 Pty Ltd.,
4.500%, 10/03/2023 (Acquired 02/26/2014, Cost $5,033,521) * f	5,000,000	5,411,990
CNOOC Finance 2013 Ltd.,
3.000%, 05/09/2023 f	2,415,000	2,398,861
CNOOC Ltd.,
3.500%, 05/05/2025	21,075,000	21,349,923
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 f	4,450,000	4,716,016
CNPC General Capital Ltd.,
2.750%, 05/14/2019 (Acquired 05/07/2014, Cost $1,983,740) * f	2,000,000	2,037,908
CNPC HK Overseas Capital Ltd.,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,281,377
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	5,336,500
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,416,439
Electricite de France SA,
4.750%, 10/13/2035 (Acquired 10/07/2015, Cost $9,790,200) * f	10,000,000	10,632,500
Export-Import Bank of Korea:
2.250%, 01/21/2020 f	14,000,000	14,213,052
4.000%, 01/29/2021 f	2,400,000	2,618,784
Korea Electric Power Corp.,
6.750%, 08/01/2027 f	490,000	635,527
Korea Expressway Corp.,
1.625%, 04/28/2017 (Acquired 04/22/2014 through 02/12/2015, Cost $2,942,070) * f	2,950,000	2,959,042
Korea National Oil Corp.,
3.125%, 04/03/2017 (Acquired 02/18/2015, Cost $8,181,580) * f	8,100,000	8,207,017
Nexen Energy ULC,
7.500%, 07/30/2039 f	6,175,000	8,348,248
Petrobras Global Finance BV,
3.000%, 01/15/2019 f	3,000,000	2,779,500
Petrobras International Finance Co. SA:
7.875%, 03/15/2019 f	5,000,000	5,162,500
5.375%, 01/27/2021 f	3,200,000	2,931,040
Petroleos Mexicanos:
4.875%, 01/24/2022 @ f	6,500,000	6,645,535
4.250%, 01/15/2025 @ f	15,000,000	14,445,000
4.500%, 01/23/2026 @ f	4,500,000	4,330,800
6.500%, 06/02/2041 f	4,000,000	4,050,000
PTT PCL,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * @ f	5,000,000	5,238,275
Sinopec Group Overseas Development [2014] Ltd.,
4.375%, 04/10/2024 (Acquired 04/02/2014, Cost $1,496,505) * f	1,500,000	1,620,826
Sinopec Group Overseas Development [2015] Ltd.:
2.500%, 04/28/2020 (Acquired 04/21/2015, Cost $19,915,200) * f	20,000,000	20,215,740
3.250%, 04/28/2025 (Acquired 04/21/2015, Cost $19,804,400) * f	20,000,000	20,181,000
Sinopec Group Overseas Development [2016] Ltd.,
3.500%, 05/03/2026 (Acquired 04/25/2016, Cost $9,916,600) * f	10,000,000	10,226,730
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	7,177,842
The Korea Development Bank:
2.250%, 05/18/2020 f	7,200,000	7,333,704
3.000%, 09/14/2022 f	4,400,000	4,636,144
		218,231,320	1.9%
Taxable Municipal Bonds
Bellevue Union School District,
5.000%, 08/01/2028	625,000	715,675
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)	20,550,000	20,611,239
California Qualified School Bond Joint Powers Authority:
6.739%, 09/01/2026	2,415,000	2,923,961
7.155%, 03/01/2027	1,700,000	2,093,618
California School Finance Authority,
5.041%, 07/01/2020	1,500,000	1,661,655
Camden County Improvement Authority,
7.747%, 07/01/2034 (Callable 07/01/2020)	1,100,000	1,318,229
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,752,540
City of Vernon CA Electric System Revenue,
4.500%, 08/01/2022	7,000,000	7,630,840
City of Weyauwega WI Sewerage System Revenue,
3.150%, 05/01/2017 (Callable 08/01/2016)	5,700,000	5,700,513
City of Williston ND,
3.100%, 07/15/2025 (Callable 07/21/2016)	8,640,000	8,643,542
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,545,787
County of Contra Costa CA,
5.140%, 06/01/2017	1,300,000	1,337,115
Elgin Local School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,066,930
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016 §	875,000	254,844
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 08/01/2016)	2,205,000	2,248,703
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	1,670,000	1,740,541
3.750%, 07/01/2034 (Callable 07/01/2023)	6,005,000	6,228,506
New Jersey Economic Development Authority:
1.802%, 06/15/2017	15,000,000	15,065,850
3.375%, 06/15/2017	13,000,000	13,157,300
North Carolina Housing Finance Agency:
2.870%, 07/01/2032 (Callable 01/01/2024)	5,740,000	5,800,844
2.812%, 07/01/2035 (Callable 01/01/2024)	7,550,000	7,676,085
North East Independent School District/TX,
5.240%, 08/01/2027	3,000,000	3,798,810
Port of Oakland,
5.000%, 11/01/2020 (Callable 11/01/2017)	2,900,000	3,053,990
Rhode Island Housing & Mortgage Finance Corp./RI,
2.913%, 10/01/2039 (Callable 10/01/2023)	2,860,000	2,925,351
San Dieguito Public Facilities Authority,
6.459%, 05/01/2027	1,825,000	2,378,012
State of Illinois,
5.163%, 02/01/2018	3,000,000	3,110,940
State Public School Building Authority,
5.000%, 09/15/2027	1,998,000	2,221,736
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,458,014
Town of Davie FL Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,179,060
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	5,295,499
Westlake City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,215,448
		135,811,177	1.2%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2004-90, Class LH, 5.000%, 04/25/2034	1,503,961	1,564,291
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	38,301	38,474
Federal Gold Loan Mortgage Corp. (FGLMC):
5.000%, 12/01/2020	36,155	38,030
5.000%, 05/01/2021	66,677	70,139
6.000%, 06/01/2021	14,201	15,397
3.000%, 05/01/2027	8,881,624	9,338,831
6.500%, 12/01/2028	24,736	28,904
6.500%, 06/01/2029	11,003	13,033
3.000%, 10/01/2030	54,935,828	57,997,286
3.500%, 05/01/2032	41,242,413	44,199,570
5.000%, 03/01/2036	6,485,523	7,207,044
5.500%, 04/01/2037	210,794	236,742
5.500%, 04/01/2038	112,250	125,946
5.500%, 05/01/2038	232,747	261,073
5.500%, 01/01/2039	31,819,629	36,004,077
4.500%, 11/01/2039	1,245,319	1,361,715
4.500%, 11/01/2039	4,045,354	4,437,242
4.500%, 08/01/2040	4,039,806	4,437,272
4.500%, 08/01/2040	5,899,137	6,479,533
3.500%, 06/01/2042	10,007,655	10,568,663
3.500%, 07/01/2042	35,461,018	37,443,911
3.000%, 08/01/2042	29,960,372	31,142,452
3.000%, 11/01/2042	71,977,975	75,416,003
3.000%, 02/01/2043	9,569,427	9,942,798
3.500%, 02/01/2043	21,134,336	22,553,892
3.000%, 04/01/2043	11,794,314	12,252,905
3.000%, 04/01/2043	17,871,060	18,712,677
3.000%, 06/01/2043	16,033,219	16,653,339
3.000%, 08/01/2043	24,595,319	25,539,016
3.500%, 08/01/2044	43,640,505	46,025,045
4.000%, 09/01/2044	26,519,277	28,378,155
4.000%, 10/01/2044	34,769,273	37,636,048
4.000%, 02/01/2045	27,788,116	29,749,154
3.500%, 06/01/2045	39,507,223	42,212,702
3.500%, 01/01/2046	47,160,370	50,116,999
Federal Home Loan Mortgage Corp. (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	2,232	2,486
Series 136, Class E, 6.000%, 04/15/2021	4,324	4,550
Series 1122, Class G, 7.000%, 08/15/2021	5,803	6,235
Series 1186, Class I, 7.000%, 12/15/2021	10,971	12,164
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	2,782	2,960
Series 1990-15, Class J, 7.000%, 02/25/2020	6,660	6,938
Series 1991-21, Class J, 7.000%, 03/25/2021	2,005	2,146
Series 1991-43, Class J, 7.000%, 05/25/2021	31,019	33,752
Series 1991-65, Class Z, 6.500%, 06/25/2021	27,636	29,235
Series 2804, Class VC, 5.000%, 07/15/2021	115,857	120,206
5.000%, 11/01/2021	212,557	220,009
Series 1992-129, Class L, 6.000%, 07/25/2022	69,596	75,223
Series 1993-32, Class H, 6.000%, 03/25/2023	17,406	18,825
Series 1993-58, Class H, 5.500%, 04/25/2023	80,000	86,471
3.000%, 04/01/2027	16,188,048	16,998,862
2.500%, 12/01/2027	24,303,724	25,217,918
5.000%, 05/01/2028	69,803	77,449
3.500%, 07/01/2028	47,387,882	50,248,068
6.500%, 09/01/2028	18,662	21,780
6.500%, 02/01/2029	40,240	46,700
4.500%, 07/01/2030	7,659,440	8,355,559
3.000%, 08/01/2030	43,568,774	45,937,276
4.000%, 11/01/2031	31,850,699	34,493,035
5.500%, 01/01/2032	15,764	17,876
5.000%, 09/01/2033	23,032,303	25,712,712
4.500%, 10/01/2033	42,831,857	47,038,261
4.000%, 01/01/2034	21,626,999	23,421,851
5.500%, 04/01/2034	1,248,382	1,416,161
4.000%, 09/01/2034	31,247,030	33,830,342
5.500%, 09/01/2034	39,004	44,294
5.000%, 02/01/2035	27,869,927	31,096,177
5.000%, 02/01/2035	31,345,557	34,986,723
5.500%, 02/01/2035	19,090	21,658
5.000%, 04/01/2035	2,248,542	2,505,592
5.000%, 07/01/2035	6,544,292	7,299,027
5.000%, 02/01/2036	4,112,070	4,577,082
5.000%, 03/01/2036	1,850,743	2,059,485
5.500%, 04/01/2036	6,257,111	7,070,760
6.000%, 05/01/2038	10,539,573	12,057,971
4.000%, 06/01/2039	18,466,913	19,952,379
4.500%, 01/01/2040	13,939,085	15,251,519
5.000%, 06/01/2040	25,314,498	28,160,961
4.000%, 08/01/2040	1,822,249	1,960,243
4.500%, 08/01/2040	22,701,887	24,875,314
4.500%, 08/01/2040	8,611,921	9,437,393
4.000%, 10/01/2040	1,251,823	1,346,878
4.000%, 12/01/2040	5,503,758	6,035,741
3.500%, 01/01/2041	3,129,913	3,312,175
4.000%, 01/01/2041	6,928,515	7,450,467
3.500%, 02/01/2041	3,453,673	3,652,644
3.500%, 03/01/2041	26,134,994	27,640,544
4.500%, 07/01/2041	11,031,280	12,079,490
3.500%, 09/01/2041	53,559,420	56,656,639
4.000%, 09/01/2041	5,830,615	6,268,624
3.500%, 11/01/2041	29,654,567	31,406,506
3.500%, 12/01/2041	5,002,952	5,298,332
4.000%, 12/01/2041	25,275,178	27,171,637
4.000%, 01/01/2042	47,887,219	51,428,564
4.500%, 01/01/2042	19,446,190	21,307,416
3.000%, 05/01/2042	4,967,884	5,166,275
3.500%, 05/01/2042	28,453,285	30,129,861
3.500%, 06/01/2042	11,265,456	11,921,527
3.500%, 08/01/2042	16,829,526	17,819,228
3.500%, 09/01/2042	28,701,513	30,371,488
3.000%, 03/01/2043	9,446,906	9,825,384
3.000%, 05/01/2043	39,772,098	41,360,921
3.500%, 05/01/2043	24,173,447	25,812,303
3.000%, 06/01/2043	41,184,913	42,832,833
3.000%, 07/01/2043	24,787,297	25,777,825
3.000%, 08/01/2043	11,655,816	12,121,002
4.500%, 09/01/2043	13,677,090	14,981,452
4.000%, 01/01/2045	27,759,145	29,950,769
4.000%, 02/01/2045	37,851,896	41,031,765
4.000%, 03/01/2045	16,558,014	17,952,012
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	28,403	32,645
6.500%, 01/20/2029	13,961	16,522
6.000%, 11/20/2033	20,754	24,531
5.000%, 07/20/2040	1,196,819	1,331,329
3.500%, 10/20/2041	19,295,212	20,565,644
4.000%, 06/20/2042	22,492,491	24,184,595
3.500%, 09/20/2042	13,902,026	14,817,409
3.000%, 04/20/2045	21,981,903	23,013,299
3.500%, 04/20/2045	48,283,881	51,285,944
4.000%, 05/20/2045	38,428,173	41,097,516
3.500%, 06/20/2045	43,208,803	45,909,520
Towd Point Mortgage Trust:
Series 2015-3, Class A1A, 3.500%, 03/25/2054 (Acquired 06/21/2016, Cost $17,382,389) * ∞	16,887,108	17,457,583
Series 2016-2, Class A1, 3.000%, 08/25/2055 (Acquired 05/20/2016, Cost $21,686,769) * ∞	21,519,653	21,977,989
		2,062,834,814	18.4%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	1,338,498	1,331,683
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020	373,231	370,118
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 06/29/2015, Cost $15,570) *	15,865	15,198
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021	441,822	423,352
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022	339,446	361,005
Series 2004-18CB, Class 1A1, 6.000%, 09/25/2034	9,082,749	9,386,526
Series 2005-11CB, Class 2A6, 5.500%, 06/25/2035	10,267,718	9,748,114
Series 2005-49CB, Class A5, 5.500%, 11/25/2035	4,650,057	4,130,467
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036	653,140	601,007
Series 2005-85CB, Class 2A2, 5.500%, 02/25/2036	5,592,639	4,959,061
Series 2006-28CB, Class A17, 6.000%, 10/25/2036	750,166	545,622
Banc of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	9,955	9,994
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	440,680	446,887
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	117,519	118,036
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	3,476,914	3,525,431
Series 2004-8, Class 3A1, 5.500%, 09/25/2019 §	639,333	623,130
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	5,514	5,572
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	480,307	486,950
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	409,530	406,103
Series 2005-8, Class 5A1, 5.500%, 09/25/2020 §	102,295	100,254
Series 2007-1, Class 1A1, 5.839%, 04/25/2022 ∞	464,517	446,636
Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	3,753,408	3,822,236
Series 2003-11, Class 1A1, 6.000%, 01/25/2034	5,208,854	5,332,964
Series 2004-2, Class 1A1, 6.000%, 03/25/2034	3,323,765	3,420,845
Series 2004-5, Class 1A1, 6.000%, 06/25/2034	12,141,887	12,627,162
Series 2004-6, Class 1A1, 6.000%, 07/25/2034	11,689,795	12,161,271
Series 2004-10, Class 1CB1, 6.000%, 11/25/2034	19,673,692	20,612,794
Series 2004-11, Class 1CB1, 6.000%, 12/25/2034	18,537,990	19,570,265
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035 §	1,402,734	1,272,031
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	29,488	26,511
Series 2005-9, Class 2CB1, 6.000%, 10/25/2035 §	10,855,935	10,304,750
Series 2007-C, Class 1A3, 3.023%, 05/20/2036 § ∞	5,456,901	4,880,511
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	47,209	38,525
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	402,225	328,751
Series 2007-C, Class 7A5, 0.748%, 05/20/2047 ∞	5,499,487	4,486,651
Banc of America Funding Trust,
Series 2005-C, Class A1, 0.688%, 05/20/2035 ∞	13,945,722	12,872,561
Banc of America Mortgage Trust,
Series 2003-L, Class 2A1, 2.897%, 01/25/2034 ∞	3,140,469	3,112,127
Bear Stearns ARM Trust,
Series 2005-9, Class A1, 2.660%, 10/25/2035 ∞	1,745,272	1,675,620
Chase Mortgage Finance Trust:
Series 2006-A1, Class 2A3, 2.763%, 09/25/2036 § ∞	1,336,196	1,184,888
Series 2007-A1, Class 3A1, 2.875%, 02/25/2037 ∞	6,921,995	6,834,239
Series 2007-A1, Class 2A3, 3.044%, 02/25/2037 ∞	3,769,073	3,760,414
Chase Mortgage Finance Trust Series,
Series 2005-A2, Class 1A5, 2.672%, 01/25/2036 ∞	1,675,243	1,550,539
CHL Mortgage Pass-Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	808,464	793,961
Citicorp Mortgage Securities Trust:
Series 2006-3, Class 1A4, 6.000%, 06/25/2036	9,352,853	9,440,431
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	1,886,265	1,800,749
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Class 1A1, 2.870%, 10/25/2035 ∞	28,199,978	27,869,080
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	548,182	543,576
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	6,310,314	5,701,211
Countrywide Alternative Loan Trust,
Series 2006-J5, Class 3A1, 4.777%, 07/25/2021 ∞	22,300	20,177
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020 §	306,097	291,461
Deutsche Alt-A Securities. Inc, Mortgage Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	4,346,648	4,395,126
First Horizon Alternative Mortgage Securities Trust:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	143,955	143,394
Series 2004-AA1, Class A1, 2.684%, 06/25/2034 ∞	8,430,648	8,197,726
Series 2005-AA2, Class 2A1, 2.667%, 04/25/2035 ∞	4,267,046	4,133,400
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037 §	498,077	427,938
GSAA Home Equity Trust:
Series 2004-6, Class A1, 1.253%, 06/25/2034 ∞	4,380,850	4,204,888
Series 2007-8, Class A3, 0.903%, 08/25/2037 ∞	11,931,342	10,925,508
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	717,697	728,274
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	5,084,770	5,319,487
Series 2005-AR2, Class 2A1, 3.032%, 04/25/2035 ∞	6,883,611	6,836,181
HomeBanc Mortgage Trust,
Series 2005-4, Class A1, 0.723%, 10/25/2035 ∞	13,510,917	12,375,981
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	1,335,535	1,317,220
Series 2006-A1, Class 2A1, 2.806%, 03/25/2036 § ∞	135,577	112,810
Series 2006-S3, Class A3A, 6.000%, 08/25/2036 §	913,432	877,946
Series 2007-S1, Class A1, 0.733%, 04/25/2047 ∞	11,456,476	10,191,706
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	176,043	175,238
Series 2006-A2, Class 3A3, 2.767%, 04/25/2036 § ∞	3,337,595	3,039,093
Series 2006-A2, Class 2A1, 2.993%, 04/25/2036 § ∞	2,792,164	2,546,909
Series 2006-A7, Class 2A2, 2.787%, 01/25/2037 § ∞	4,516,896	4,010,354
Series 2006-A7, Class 2A4R, 2.787%, 01/25/2037 § ∞	4,623,731	4,078,449
Series 2007-A2, Class 2A3, 2.860%, 04/25/2037 § ∞	8,835,674	7,758,800
Series 2007-A4, Class 2A3, 3.455%, 06/25/2037 § ∞	10,075,384	9,239,327
Luminent Mortgage Trust,
Series 2005-1, Class A1, 0.713%, 11/25/2035 ∞	15,630,765	13,950,242
MASTR Alternative Loan Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	74,992	75,323
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	219,411	223,818
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	500,444	510,267
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	51,823	54,204
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	4,681,877	4,936,214
Series 2004-8, Class 2A1, 6.000%, 09/25/2034	3,741,553	3,865,432
Series 2005-6, Class 1A5, 5.500%, 12/25/2035 §	4,465,532	3,900,932
Merrill Lynch Mortgage Investors Trust:
Series 2004-F, Class A1B, 1.073%, 12/25/2029 ∞	13,597,632	12,955,989
Series 2005-A5, Class A3, 3.064%, 06/25/2035 ∞	5,016,628	4,888,876
MortgageIT Trust:
Series 2005-4, Class A1, 0.733%, 10/25/2035 ∞	10,131,508	9,218,412
Series 2005-5, Class A1, 0.713%, 12/25/2035 ∞	9,070,001	8,101,286
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-WF1, Class 2A3, 5.100%, 03/25/2035	13,139,640	13,508,384
RALI Series Trust:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	807,557	803,188
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	779,898	783,578
Series 2004-QS5, Class A5, 4.750%, 04/25/2034	2,491	2,507
Series 2004-QS16, Class 1A1, 5.500%, 12/25/2034	1,111,766	1,113,658
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	347,460	343,308
Series 2005-QS5, Class A1, 0.853%, 04/25/2035 § ∞	3,967,779	2,938,237
Series 2005-QS9, Class A2, 0.953%, 06/25/2035 § ∞	1,653,681	1,299,336
Series 2005-QS11, Class A2, 0.953%, 07/25/2035 ∞	6,908,154	5,607,716
Series 2005-QA7, Class A22, 3.366%, 07/25/2035 ∞	4,717,295	4,329,971
Structured Asset Securities Corp.,
Series 2003-31A, Class 2A7, 2.824%, 10/25/2033 ∞	2,741,380	2,689,486
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	217,461	226,353
WaMu Mortgage Pass-Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	35,978	36,394
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	32,195	32,532
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	71,364	72,347
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	7,365	7,476
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	21,686	22,434
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	101,315	103,682
Series 2004-CB3, Class 1A, 6.000%, 10/25/2034	6,301,289	6,604,478
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034	6,309,618	6,795,677
Series 2005-3, Class 1CB3, 0.903%, 05/25/2035 § ∞	9,432,082	6,930,281
Series 2005-6, Class 2A4, 5.500%, 08/25/2035 §	12,197,524	11,093,556
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037	87,206	72,053
Wells Fargo Mortgage Backed Securities:
Series 2005-AR16, Class 4A2, 2.952%, 10/25/2035 ∞	4,808,168	4,762,240
Series 2006-AR10, Class 5A5, 3.046%, 07/25/2036 § ∞	11,875,356	11,389,602
Series 2006-AR14, Class 2A3, 2.751%, 10/25/2036 § ∞	6,055,722	5,603,738
Series 2006-15, Class A1, 6.000%, 11/25/2036	8,781,003	8,753,060
Series 2007-8, Class 2A8, 6.000%, 07/25/2037	9,196,216	9,159,459
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-16, Class A18, 6.000%, 01/25/2036	2,446,807	2,416,112
Series 2007-4, Class A15, 6.000%, 04/25/2037 §	9,681,424	9,491,261
		495,086,301	4.4%
Asset Backed Securities
ABFC Trust,
Series 2006-OPT1, Class A3C2, 0.603%, 09/25/2036 ∞	11,153,462	10,339,038
Accredited Mortgage Loan Trust:
Series 2005-4, Class A2D, 0.773%, 12/25/2035 ∞	13,523,024	12,998,113
Series 2007-1, Class A3, 0.583%, 02/25/2037 ∞	7,398,439	7,069,341
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-OP1, Class A2C, 0.603%, 04/25/2036 ∞	14,040,850	13,496,782
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-2, Class A6, 6.405%, 12/25/2027	2,445	2,414
Asset Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE2, Class A1, 0.643%, 03/25/2036 ∞	29,943,833	27,361,477
Bayview Financial Acquisition Trust,
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	559,916	582,546
Bayview Financial Mortgage Pass-Through Trust,
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	142,531	120,580
Bear Stearns Asset Backed Securities I Trust:
Series 2006-HE8, Class 21A2, 0.623%, 10/25/2036 ∞	11,013,002	10,457,801
Series 2007-HE5, Class 1A2, 0.633%, 06/25/2047 ∞	12,176,396	11,775,943
Bear Stearns Asset Backed Securities Trust,
Series 2007-2, Class A2, 0.773%, 01/25/2047 ∞	10,919,060	10,501,544
BMW Floorplan Master Owner Trust,
Series 2015-1A, Class A, 0.942%, 07/15/2020 (Acquired 07/15/2015, Cost $14,925,000) * ∞	14,925,000	14,925,916
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class A6, 0.833%, 12/25/2035 ∞	15,698,002	15,208,292
Series 2006-NC1, Class A3, 0.663%, 01/25/2036 ∞	6,070,199	5,884,429
Series 2006-OPT1, Class A3, 0.633%, 02/25/2036 ∞	7,923,712	7,734,060
Series 2006-NC2, Class A2, 0.543%, 06/25/2036 ∞	311,039	310,355
Chase Issuance Trust,
Series 2015-A5, Class A5, 1.360%, 04/15/2020	35,796,000	36,010,042
Citibank Credit Card Issuance Trust,
Series 2007-A3, Class A3, 6.150%, 06/15/2039	6,100,000	8,467,259
Citicorp Residential Mortgage Trust:
Series 2006-2, Class A4, 5.775%, 09/25/2036	6,347,137	6,544,745
Series 2006-3, Class A4, 5.703%, 11/25/2036	3,209,732	3,318,192
Series 2007-1, Class A6, 5.702%, 03/25/2037	224,057	232,487
Series 2007-2, Class A4, 5.436%, 06/25/2037	49,733,363	51,368,033
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-WFH1, Class A3, 0.603%, 01/25/2037 ∞	3,243,918	3,209,609
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 §	7,057	6,420
Conseco Financial Corp.:
Series 1993-4, Class A5, 7.050%, 01/15/2019	1,321	1,344
Series 1998-3, Class A5, 6.220%, 03/01/2030	277,992	292,256
Series 1998-4, Class A5, 6.180%, 04/01/2030	126,017	132,781
Countrywide Asset-Backed Certificates:
Series 2007-4, Class A3, 5.329%, 10/25/2032 § ∞	758,036	625,579
Series 2004-12, Class AF6, 4.634%, 03/25/2035 ∞	157,653	162,769
Series 2004-15, Class AF6, 4.613%, 04/25/2035 ∞	115,592	116,333
Series 2005-7, Class AF6, 4.693%, 10/25/2035 ∞	378,547	388,768
Series 2005-10, Class AF6, 4.576%, 02/25/2036 ∞	982,936	1,007,830
Series 2005-11, Class AF3, 4.761%, 02/25/2036 ∞	716,146	731,207
Series 2005-13, Class AF3, 4.821%, 04/25/2036 ∞	1,332,657	1,154,555
Series 2006-S9, Class A3, 5.728%, 08/25/2036 ∞	78,623	78,606
Series 2006-13, Class 1AF3, 4.626%, 01/25/2037 § ∞	100,643	144,195
Series 2006-10, Class 1AF3, 4.776%, 09/25/2046 ∞	1,022,273	824,337
Series 2006-9, Class 1AF3, 4.841%, 10/25/2046 ∞	408,526	323,664
Credit-Based Asset Servicing and Securitization LLC:
Series 2005-CB8, Class AF2, 4.070%, 12/25/2035	1,111,637	1,099,953
Series 2007-CB4, Class A1A, 0.543%, 04/25/2037 ∞	6,361,384	5,747,080
CWHEQ Home Equity Loan Trust,
Series 2007-S1, Class A6, 5.693%, 11/25/2036 ∞	30,233	29,819
Enterprise Fleet Financing LLC,
Series 2015-2, Class A2, 1.590%, 02/22/2021 (Acquired 07/22/2015 through 06/22/2016, Cost $9,996,929) *	10,000,419	10,012,914
First Franklin Mortgage Loan Trust:
Series 2006-FF3, Class A2B, 0.653%, 02/25/2036 ∞	16,936,112	16,290,479
Series 2006-FF4, Class A2, 0.643%, 03/25/2036 ∞	5,305,546	5,116,850
Series 2006-FF15, Class A5, 0.613%, 11/25/2036 ∞	10,676,056	9,456,408
Ford Credit Auto Owner Trust:
Series 2016-1, Class A, 2.310%, 08/15/2027 (Acquired 02/23/2016 through 05/27/2016, Cost $37,668,385) *	37,625,000	38,411,573
Series 2016-2, Class A, 2.030%, 12/15/2027 (Acquired 06/20/2016, Cost $29,264,882) *	29,275,000	29,428,846
GE Capital Mortgage Services, Inc. Trust,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	639	644
GSAMP Trust,
Series 2005-AHL2, Class A2C, 0.693%, 12/25/2035 ∞	8,931,015	8,336,249
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.623%, 08/25/2036 ∞	398,401	393,913
HSI Asset Securitization Corp. Trust:
Series 2006-OPT4, Class 2A3, 0.613%, 03/25/2036 ∞	5,266,396	4,885,088
Series 2007-WF1, Class 2A3, 0.623%, 05/25/2037 ∞	17,445,184	16,703,767
J.P. Morgan Mortgage Acquisition Trust:
Series 2007-CH1, Class AV5, 0.693%, 11/25/2036 ∞	9,265,769	8,991,758
Series 2007-CH3, Class A3, 0.603%, 03/25/2037 ∞	9,525,849	9,456,409
Series 2007-CH5, Class A3, 0.563%, 05/25/2037 ∞	1,191,846	1,183,136
Leaf Receivables Funding 11 LLC,
Series 2016-1, Class A3, 2.050%, 06/15/2019 (Acquired 05/18/2016, Cost $12,998,798) *	13,000,000	13,040,013
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.653%, 01/25/2036 ∞	1,645,790	1,589,981
MASTR Asset Backed Securities Trust,
Series 2006-NC1, Class A4, 0.753%, 01/25/2036 ∞	6,833,026	6,593,794
Morgan Stanley:
Series 2006-HE2, Class A1, 0.623%, 03/25/2036 ∞	12,659,819	11,697,721
Series 2006-HE3, Class A2C, 0.613%, 04/25/2036 ∞	957,322	942,194
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV2, 0.583%, 06/25/2037 ∞	9,959,285	9,771,632
Navistar Financial Dealer Note Master Owner Trust II,
Series 2015-1, Class A, 1.846%, 06/25/2020 (Acquired 07/22/2015 through 08/26/2015, Cost $32,067,008) * ∞	32,070,000	31,868,844
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	19,910	20,509
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.470%, 09/18/2024 (Acquired 02/05/2016 through 02/22/2016, Cost $11,563,328) *	11,600,000	11,625,190
Series 2015-2A, Class A, 2.570%, 07/18/2025 (Acquired 03/22/2016, Cost $2,460,547) *	2,500,000	2,499,260
Option One Mortgage Loan Trust Asset-Backed Certificates,
Series 2005-4, Class A3, 0.713%, 11/25/2035 ∞	224,470	223,195
RAMP Series Trust:
Series 2002-RS3, Class AI5, 5.572%, 06/25/2032 ∞	2,424,416	2,385,698
Series 2003-RS10, Class AI7, 4.850%, 11/25/2033 ∞	9,220	9,257
Series 2006-NC2, Class A2, 0.643%, 02/25/2036 ∞	11,788,705	11,596,084
Series 2006-RS4, Class A3, 0.623%, 07/25/2036 ∞	5,491,210	5,362,654
RASC Series Trust:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033 ∞	22,085	21,493
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033 ∞	47,378	45,626
Series 2006-EMX2, Class A2, 0.653%, 02/25/2036 ∞	2,051,334	2,041,388
Series 2006-EMX2, Class A3, 0.753%, 02/25/2036 ∞	11,596,000	11,147,991
Series 2007-KS1, Class A3, 0.603%, 01/25/2037 ∞	3,813,787	3,501,866
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	69,908	70,944
Series 2005-2, Class AF6, 4.781%, 08/25/2035	3,333,775	3,410,734
Series 2005-3, Class AF3, 4.814%, 11/25/2035	1,226,166	1,235,293
Series 2006-2, Class AF3, 5.797%, 08/25/2036	16,175,101	9,638,083
Series 2006-3, Class AF2, 5.580%, 11/25/2036	10,779,716	5,850,907
Series 2007-1, Class AF2, 5.512%, 04/25/2037	479,393	228,064
Series 2007-1, Class AF3, 5.612%, 04/25/2037	287,636	139,319
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,461,860	670,687
Security National Mortgage Co.,
Series 2005-1A, Class AF1, 4.670%, 02/25/2035 (Acquired 06/29/2015, Cost $1,439) * ∞	1,439	1,436
Soundview Home Loan Trust:
Series 2005-OPT4, Class 2A3, 0.713%, 12/25/2035 ∞	7,622,551	7,507,113
Series 2006-OPT4, Class 2A3, 0.603%, 06/25/2036 ∞	5,485,249	5,018,735
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.123%, 10/25/2035 ∞	3,212,055	3,138,116
Springleaf Funding Trust,
Series 2014-AA, Class A, 2.410%, 12/15/2022 (Acquired 06/11/2015 through 12/03/2015, Cost $25,258,876) *	25,211,834	25,227,039
TCF Auto Receivables Owner Trust:
Series 2015-1A, Class A3, 1.490%, 12/16/2019 (Acquired 06/03/2015 through 06/23/2016, Cost $18,076,433) *	18,075,000	18,093,044
Series 2014-1A, Class A4, 1.560%, 01/15/2020 (Acquired 05/29/2015 through 01/26/2016, Cost $10,801,260) *	10,850,000	10,871,458
		646,539,890	5.8%
Commercial Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Citigroup Commercial Mortgage Trust,
Series 2014-GC19, Class A3, 3.753%, 03/10/2047	5,000,000	5,483,250
COMM Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,842,000	27,823,428
Series 2013-CR9, Class A3, 4.022%, 07/10/2045	23,325,000	25,940,754
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	30,063,000	32,001,667
Series 2014-CR18, Class A4, 3.550%, 07/15/2047	5,000,000	5,407,884
Series 2014-CR20, Class ASB, 3.305%, 11/10/2047	12,000,000	12,778,602
DBUBS Mortgage Trust,
Series 2011-LC3A, Class A4, 4.551%, 08/10/2044	2,275,000	2,531,855
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045	41,464,000	43,336,929
GS Mortgage Securities Trust:
Series 2011-GC5, Class A4, 3.707%, 08/10/2044	14,724,873	16,001,609
Series 2014-GC20, Class AAB, 3.655%, 04/10/2047	14,620,000	15,878,347
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2012-LC9, Class ASB, 2.437%, 12/15/2047	3,450,000	3,551,603
J.P. Morgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class A4, 2.694%, 04/15/2046	10,150,000	10,482,476
Series 2013-LC11, Class A5, 2.960%, 04/15/2046	22,075,000	23,132,984
Series 2013-C10, Class ASB, 2.702%, 12/15/2047	19,950,000	20,748,503
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C17, Class A3, 3.928%, 01/15/2047	23,700,000	26,328,456
Series 2014-C25, Class A5, 3.672%, 11/15/2047	34,585,000	37,683,885
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class A4, 3.176%, 08/15/2045	40,030,000	42,642,678
Series 2012-C6, Class A4, 2.858%, 11/15/2045	32,035,000	33,580,647
Series 2013-C10, Class A3, 4.104%, 07/15/2046 ∞	43,985,000	48,958,261
Series 2013-C11, Class A3, 3.960%, 08/15/2046	19,100,000	21,322,812
Series 2015-C25, Class ASB, 3.383%, 10/15/2048	16,332,000	17,508,583
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class A3, 3.986%, 07/15/2046	13,600,000	15,153,606
Series 2015-C26, Class ASB, 2.991%, 02/15/2048	15,049,000	15,728,521
WFRBS Commercial Mortgage Trust:
Series 2013-C11, Class A5, 3.071%, 03/15/2045	12,000,000	12,671,088
Series 2012-C6, Class A4, 3.440%, 04/15/2045	19,016,000	20,439,865
Series 2013-C18, Class A4, 3.896%, 12/15/2046	21,950,000	24,368,174
Series 2014-C24, Class A5, 3.607%, 11/15/2047	20,000,000	21,739,988
Series 2014-C23, Class ASB, 3.636%, 10/15/2057	10,500,000	11,333,032
		594,559,487	5.3%
Total Long-Term Investments (Cost $10,761,044,368)		11,014,508,394	98.1%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, Institutional Class, 0.39% «	184,638,042	184,638,042
Short-Term Investments Trust - Liquid Assets Portfolio, Institutional Class, 0.43% «	221,000,000	221,000,000
Total Short-Term Investments (Cost $405,638,042)		405,638,042	3.6%

INVESTMENT PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Investment Company
Mount Vernon Securities Lending Trust Prime Portfolio, 0.56% «	276,410,416	276,410,416
Total Investment Company (Cost $276,410,416)		276,410,416	2.5%
Total Investment Purchased With Cash Proceeds From
Securities Lending (Cost $276,410,416)		276,410,416	2.5%
Total Investments (Cost $11,443,092,826)		11,696,556,852	104.2%
Liabilities in Excess of Other Assets		(473,198,755)	(4.2)%
TOTAL NET ASSETS		$11,223,358,097	100.0%
Notes to Schedule of Investments
*
Restricted security as defined in Rule 144 under the Securities Act of 1933 and determined to be liquid.  Purchased in a private placement transaction; resale to the public may require registration or or may extend only to qualified institutional buyers.  At June 30, 2016, the value of these securities total $1,981,555,664, which represents 17.66% of total net assets.

@	This security or portion of this security is out on loan at June 30, 2016.
f	Foreign Security
§	Security in Default
∞	Variable or Floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
«	7-Day Yield

Baird Short-Term Municipal Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

LONG-TERM INVESTMENTS
	Principal		% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	$100,000	$116,021
State of Alabama Docks Department,
5.000%, 10/01/2022 (Callable 10/01/2016)	25,000	25,227
		141,248	0.6%
Alaska
Alaska Housing Finance Corp.,
4.000%, 06/01/2040 (Callable 06/01/2021)	55,000	57,100	0.2%
Arizona
Arizona Health Facilities Authority,
4.625%, 07/01/2019	30,000	33,229
Arizona Transportation Board:
5.000%, 07/01/2017	25,000	26,092
5.000%, 07/01/2025 (Pre-refunded to 07/01/2019)	250,000	281,317
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	250,000	249,995
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	50,000	57,796
Festival Ranch Community Facilities District,
2.000%, 07/15/2018 (Insured by BAM)(3)	25,000	25,440
Maricopa County Industrial Development Authority:
2.550%, 07/01/2021	175,000	176,720
2.625%, 07/01/2021	100,000	101,051
Pima County AZ Revenue Bonds,
3.500%, 12/01/2016	20,000	20,204
State of Arizona,
5.000%, 10/01/2017	50,000	52,647
The Industrial Development Authority of the County of Pima,
4.950%, 10/01/2020	35,000	39,400
Vistancia Community Facilities District,
5.000%, 07/15/2021 (Callable 07/15/2020)	150,000	173,228
		1,237,119	4.9%
Arkansas
City of Jacksonville AR Wastewater Revenue,
4.000%, 12/01/2025 (Callable 06/01/2021)	110,000	122,290
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	50,000	50,797
City of Rogers AR,
2.125%, 11/01/2029 (Callable 11/01/2021)	80,000	80,280
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	50,000	51,224
University of Central Arkansas,
2.500%, 09/01/2017 (Insured by AGM)	40,000	40,765
		345,356	1.4%
California
California Health Facilities Financing Authority,
5.000%, 04/01/2020	65,000	71,787
California Municipal Finance Authority,
0.650%, 09/01/2021 (Mandatory Tender Date 10/03/2016)(1)	100,000	100,000
California School Finance Authority:
3.000%, 08/01/2017	50,000	51,061
3.000%, 08/01/2017	100,000	102,122
California State Public Works Board,
5.000%, 12/01/2019 (Insured by AMBAC)	80,000	86,811
City of Redding CA,
0.963%, 07/01/2022 (ETM)(1)(2)	50,000	46,965
Corona-Norca Unified School District,
0.000%, 08/01/2026	20,000	20,657
Jurupa Public Financing Authority,
4.000%, 09/01/2018	25,000	26,379
La Quinta Financing Authority,
5.550%, 10/01/2018	55,000	58,046
Los Angeles Unified School District/CA,
4.750%, 07/01/2019 (Callable 07/01/2016)(Insured by AGM)	30,000	30,000
Menlo Park City School District,
0.000%, 07/01/2025 (Callable 07/01/2018)	100,000	68,357
Northern California Gas Authority No. 1,
1.049%, 07/01/2019 (1)	100,000	97,435
Rocklin Unified School District Community Facilities District,
0.000%, 09/01/2022 (Insured by AMBAC)	50,000	43,358
San Diego Community Facilities District No. 3,
5.000%, 09/01/2018	25,000	27,079
Twin Rivers Unified School District,
3.200%, 06/01/2035 (Callable 08/01/2016)(Mandatory Tender Date 06/01/2020)(Insured by AGM)	100,000	100,180
Washington Township Health Care District,
5.000%, 07/01/2017	50,000	51,822
		982,059	3.9%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	60,000	60,642
City of Golden CO,
4.375%, 12/01/2020 (Callable 12/01/2016)	25,000	25,357
Colorado Educational & Cultural Facilities Authority:
4.000%, 07/01/2018	120,000	126,891
3.000%, 12/15/2018	75,000	78,331
4.000%, 06/01/2020(3)	100,000	109,441
4.000%, 10/01/2020	125,000	136,969
E-470 Public Highway Authority:
0.000%, 09/01/2020	125,000	118,012
2.160%, 09/01/2039 (Callable 03/01/2017)(Mandatory Tender Date 09/01/2017)(1)	75,000	75,356
Fossil Ridge Metropolitan District No. 3,
4.000%, 12/01/2020	50,000	54,524
Regional Transportation District,
5.000%, 06/01/2025 (Callable 06/01/2020)	100,000	113,096
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	100,000	100,147
		998,766	4.0%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2025)	200,000	219,476
Regional School District No. 8,
5.000%, 05/01/2019 (Callable 05/01/2017)	75,000	77,699
Town of Plymouth CT,
4.000%, 07/15/2019	25,000	26,552
		323,727	1.3%
District of Columbia
District of Columbia:
5.450%, 07/15/2035 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	109,326
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	295,000	321,877
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	170,000	185,489
		616,692	2.5%
Florida
City of Cocoa FL Water & Sewer Revenue,
5.500%, 10/01/2016 (Insured by AMBAC)	15,000	15,179
City of Jacksonville FL,
5.000%, 11/01/2022	50,000	58,959
City of North Port FL,
4.000%, 07/01/2018 (Insured by BAM)	50,000	53,013
City of Port St Lucie FL Utility System Revenue,
5.000%, 09/01/2021	35,000	41,071
City of Port St. Lucie FL,
5.250%, 09/01/2022	100,000	122,025
City of Tallahassee FL,
5.000%, 12/01/2019	50,000	55,961
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	150,000	165,883
Florida Municipal Power Agency,
0.753%, 10/01/2021 (Callable 07/07/2016)(Insured by AMBAC)(1)(2)	50,000	45,423
Halifax Hospital Medical Center,
3.000%, 06/01/2017	55,000	56,111
Orange County Health Facilities Authority,
6.250%, 10/01/2021	50,000	57,886
Orange County School Board,
4.500%, 08/01/2020 (Pre-refunded to 08/01/2017)	35,000	36,461
Pasco County School Board,
0.890%, 08/01/2030 (Callable 07/01/2016)(Insured by AMBAC)(1)(2)	100,000	100,000
St. Lucie County FL School Board,
5.000%, 10/01/2018 (Insured by AGM)	50,000	54,457
		862,429	3.5%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)	185,000	187,579
Georgia State Road & Tollway Authority,
5.000%, 06/01/2017 (Callable 08/01/2016)	30,000	30,100
Main Street Natural Gas, Inc.:
5.000%, 03/15/2019	125,000	137,158
5.000%, 03/15/2022	20,000	23,235
Private Colleges & Universities Authority,
5.000%, 10/01/2020	50,000	56,671
		434,743	1.7%
Idaho
Idaho Housing & Finance Association,
5.000%, 07/15/2018	25,000	27,037	0.1%
Illinois
Chicago O'Hare International Airport:
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	65,000	66,319
5.000%, 01/01/2020	50,000	56,688
Chicago Transit Authority,
5.250%, 12/01/2023 (Callable 12/01/2021)	25,000	29,238
City of Chicago IL:
5.000%, 01/01/2017	30,000	30,372
5.000%, 01/01/2018 (Callable 08/01/2016)(Insured by AGM)	75,000	76,192
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2019	100,000	105,125
City of Chicago IL Wastewater Transmission Revenue,
5.000%, 01/01/2020	50,000	55,347
City of Rockford IL,
4.700%, 12/15/2017 (Insured by AGM)	25,000	25,935
Cook County Township High School District No. 227 Rich Township,
4.000%, 12/01/2016 (Insured by AGM)	75,000	76,024
Danville Public Building Commission,
4.000%, 12/01/2019	115,000	124,183
DeWitt Ford & Livingston Etc Counties Community College Dist No. 540 Heartland,
5.000%, 12/01/2016 (Insured by AGM)	100,000	101,771
DuPage County Community High School District No. 100 Fenton,
2.000%, 12/15/2018	70,000	70,802
Governors State University,
4.000%, 10/01/2020 (Callable 10/01/2017)(Insured by CIFG)	50,000	51,562
Homewood-Flossmoor Park District,
3.000%, 12/01/2017 (Insured by AGM)	50,000	51,079
Illinois Finance Authority:
4.000%, 10/01/2016	125,000	125,877
6.250%, 05/01/2022 (Callable 05/01/2020)	45,000	53,125
1.670%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(1)	100,000	100,078
1.300%, 07/01/2042 (Mandatory Tender Date 05/08/2017)	65,000	65,103
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	100,000	113,295
Kane County School District No. 131 Aurora East Side,
1.250%, 06/01/2036 (Callable 08/02/2016)(1)	250,000	250,003
Lake County Community High School District No. 117 Antioch,
0.000%, 12/01/2019	140,000	130,701
Lake County Community High School District No. 127 Grayslake,
0.000%, 02/01/2020	150,000	142,359
Lake County Forest Preserve District,
0.887%, 12/15/2016 (1)	35,000	34,983
Lake County School District No. 1 Winthrop Harbor,
3.000%, 02/01/2019	85,000	88,947
McHenry & Kane County School District,
0.000%, 01/01/2017	25,000	24,812
Metropolitan Pier & Exposition Authority:
5.300%, 06/15/2018 (Pre-refunded to 06/15/2017)(Insured by NPFGC)	50,000	52,715
5.300%, 06/15/2018 (Callable 06/15/2017)(Insured by NPFGC)	120,000	126,140
Ogle & Winnebago Counties Community Unit School District,
5.000%, 12/01/2021 (Insured by BAM)	150,000	174,689
Public Building Commission of Chicago,
5.000%, 03/01/2020 (Callable 03/01/2017)(Insured by AMBAC)	100,000	102,006
Southern Illinois University,
2.050%, 04/01/2017	60,000	60,523
St Clair County Community Consolidated School District No. 90 O'Fallon,
3.000%, 12/01/2016 (Insured by BAM)	70,000	70,555
St. Clair County IL Community Consolidated School District,
0.000%, 12/01/2020	100,000	93,224
State of Illinois:
5.000%, 06/01/2019	100,000	108,506
5.000%, 03/01/2020	90,000	97,674
5.000%, 04/01/2020	30,000	32,602
5.000%, 01/01/2022 (Callable 01/01/2020)	100,000	107,984
6.500%, 06/15/2022	45,000	52,182
5.000%, 01/01/2025 (Callable 08/01/2016)	50,000	50,202
The Illinois Sports Facilities Authority,
0.000%, 06/15/2017 (Insured by AMBAC)	50,000	49,140
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	100,000	100,285
Village of Crestwood IL,
4.500%, 12/15/2025 (Callable 12/15/2022)(Insured by BAM)	60,000	67,669
Village of Lyons IL,
5.000%, 12/01/2025 (Callable 12/01/2022)(Insured by BAM)	25,000	29,568
Village of Oak Lawn IL,
4.250%, 12/01/2016	30,000	30,419
Western Illinois University,
4.000%, 04/01/2019	50,000	53,102
White County Community Unit School District No. 5,
4.300%, 12/01/2021 (Insured by AGM)	100,000	111,018
Will County School District No. 114 Manhattan,
0.000%, 12/01/2019	50,000	46,837
Wilmette Park District,
3.000%, 12/01/2017	20,000	20,641
		3,687,601	14.7%
Indiana
East Porter County School Building Corp.,
4.000%, 01/15/2018	50,000	52,506
Indiana Bond Bank,
5.250%, 10/15/2019	55,000	61,510
Indiana Finance Authority:
4.500%, 08/15/2016	55,000	55,219
4.000%, 12/01/2017	50,000	52,342
4.000%, 02/01/2018	50,000	52,611
Indianapolis Local Public Improvement Bond Bank,
4.000%, 02/01/2017	45,000	45,897
Pike Township IN School District,
2.000%, 01/15/2017	25,000	25,183
Twin Lakes Regional Sewer District,
3.000%, 01/01/2018 (Insured by AGM)	50,000	51,728
		396,996	1.6%
Iowa
Iowa Finance Authority,
3.500%, 09/01/2017	100,000	100,481	0.4%
Kansas
State of Kansas Department of Transportation,
0.706%, 09/01/2019 (1)	125,000	124,301	0.5%
Kentucky
Floyd County School District Finance Corp.,
2.000%, 08/01/2016	10,000	10,011
Kentucky Municipal Power Agency,
1.810%, 09/01/2042 (Callable 03/01/2018)(Mandatory Tender Date 09/01/2018)(1)	50,000	50,050
		60,061	0.2%
Louisiana
Regional Transit Authority,
0.000%, 12/01/2021	115,000	89,486	0.4%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	50,000	53,777
4.000%, 11/15/2045 (Callable 11/15/2025)	250,000	274,885
		328,662	1.3%
Maryland
City of Baltimore MD,
0.761%, 07/01/2020 (1)(2)	50,000	48,228
County of Baltimore MD,
5.000%, 09/01/2026 (Pre-refunded to 09/01/2016)	15,000	15,100
Maryland Health & Higher Educational Facilities Authority,
5.000%, 07/01/2018	25,000	27,003
Maryland State Transportation Authority,
5.000%, 03/01/2018 (Callable 03/01/2017)	30,000	30,887
		121,218	0.5%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.460%, 07/01/2019 (Callable 01/01/2017)(1)	100,000	100,001
Massachusetts Development Finance Agency,
2.250%, 12/01/2041 (Pre-refunded to 09/01/2016)	50,000	50,125
Massachusetts Housing Finance Agency,
4.000%, 12/01/2044 (Callable 06/01/2025)	100,000	108,747
		258,873	1.0%
Michigan
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2017	55,000	56,596
City of Wyandotte MI Electric System Revenue,
5.000%, 10/01/2023 (Insured by BAM)	100,000	116,451
Hudsonville Public Schools,
4.000%, 05/01/2017 (Insured by Q-SBLF)	75,000	77,012
Lowell MI Area Schools,
0.000%, 05/01/2019	100,000	96,116
Michigan Finance Authority,
3.400%, 10/01/2020	100,000	105,782
Michigan State Building Authority:
0.000%, 10/15/2018 (Callable 10/15/2016)	80,000	73,048
0.000%, 10/15/2019 (Pre-refunded to 10/15/2016)	25,000	21,772
0.000%, 10/15/2029 (Callable 10/15/2016)	20,000	10,490
Mount Clemens MI School District,
4.000%, 05/01/2017 (Insured by Q-SBLF)	100,000	102,424
Saginaw MI City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	100,000	121,452
South Haven Public Schools,
4.000%, 05/01/2020 (Insured by AGM)	50,000	55,053
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	54,837
		891,033	3.6%
Minnesota
Minnesota Housing Finance Agency,
2.900%, 01/01/2025	100,000	105,869	0.4%
Mississippi
Mississippi Development Bank:
5.500%, 10/01/2019	75,000	82,935
5.000%, 03/01/2024 (Insured by AGM)	50,000	60,397
		143,332	0.6%
Missouri
Jasper County Reorganized School District No. R-9/MO,
2.000%, 04/01/2018	150,000	152,679	0.6%
Nebraska
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	50,000	55,159
Douglas County Hospital Authority No. 3,
3.000%, 11/01/2016	50,000	50,366
		105,525	0.4%
Nevada
City of North Las Vegas NV,
2.000%, 12/01/2018	100,000	102,032	0.4%
New Jersey
Landis Sewage Authority,
2.094%, 09/19/2019 (1)(2)	100,000	94,880
New Jersey Economic Development Authority:
4.000%, 06/15/2017	50,000	51,383
2.210%, 02/01/2018 (Callable 08/01/2017)(1)	50,000	50,294
5.000%, 06/15/2023 (Insured by BAM)	50,000	59,819
New Jersey Educational Facilities Authority,
4.500%, 09/01/2021 (Callable 09/01/2016)(Insured by AGM)	100,000	100,560
New Jersey Health Care Facilities Financing Authority:
4.000%, 07/01/2019	105,000	114,277
4.250%, 11/15/2021 (Callable 11/15/2020)	65,000	73,393
5.000%, 07/01/2025 (Insured by AGM)	50,000	62,281
New Jersey State Turnpike Authority,
0.753%, 01/01/2030 (Callable 07/07/2016)(1)(2)	130,000	119,319
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2017 (Insured by AGM)	100,000	105,949
5.500%, 12/15/2021	75,000	87,501
Roselle Park NJ School District,
3.000%, 02/15/2017	75,000	76,059
Township of Irvington NJ,
0.000%, 07/15/2018	50,000	47,929
		1,043,644	4.2%
New Mexico
City of Farmington NM,
5.200%, 06/01/2040 (Mandatory Tender Date 06/01/2020)	100,000	111,317
Santa Fe NM Community College,
2.250%, 08/01/2017	25,000	25,442
State of New Mexico Severance Tax Permanent Fund,
5.000%, 07/01/2017	40,000	41,732
		178,491	0.7%
New York
Build NYC Resource Corp.,
5.000%, 07/01/2016	100,000	100,000
City of New York NY,
0.520%, 08/01/2026 (Callable 07/07/2016)(Insured by AGM)(1)(2)	100,000	100,000
Metropolitan Transportation Authority,
0.891%, 11/01/2022 (Callable 07/07/2016)(Insured by AGM)(1)(2)	250,000	241,771
New York City Industrial Development Agency,
0.000%, 03/01/2017	85,000	84,339
New York City Transit Authority,
1.228%, 01/01/2030 (Callable 07/18/2016)(Insured by AMBAC)(1)(2)	50,000	44,634
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/01/2018	50,000	54,974
0.600%, 08/01/2022 (Optional Put Date 07/01/2016)(Callable 07/01/2016)(1)	300,000	300,000
New York State Dormitory Authority:
4.000%, 05/15/2017	25,000	25,733
5.000%, 07/01/2017	25,000	26,065
1.157%, 05/01/2018 (Callable 07/01/2016)(1)	210,000	209,231
5.000%, 12/15/2021	45,000	54,298
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	250,000	275,458
Town of Oyster Bay NY,
3.000%, 03/01/2020 (Insured by AGM)	250,000	258,850
		1,775,353	7.1%
North Carolina
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	100,000	116,744
North Carolina Medical Care Commission:
4.750%, 11/01/2017	50,000	52,383
5.000%, 11/01/2018	25,000	27,178
5.000%, 10/01/2019 (Callable 10/01/2017)	55,000	58,053
University of North Carolina at Chapel Hill,
1.056%, 12/01/2041 (Callable 06/01/2017)(Mandatory Tender Date 12/01/2017)(1)	50,000	50,181
		304,539	1.2%
North Dakota
City of Hazen ND,
2.500%, 07/01/2017 (Callable 01/01/2017)	100,000	100,072
City of Mandan ND,
2.750%, 09/01/2041 (Callable 09/01/2016)(3)	150,000	150,021
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 01/01/2017)	150,000	150,229
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 07/18/2016)	60,000	60,050
		460,372	1.8%
Ohio
City of Akron OH,
5.000%, 12/01/2016	5,000	5,085
City of Bowling Green OH,
4.500%, 06/01/2019	60,000	63,740
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	50,000	52,270
Cleveland-Cuyahoga County Port Authority,
3.000%, 05/15/2018	50,000	51,294
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	100,000	100,358
County of Huron OH,
5.250%, 12/01/2017 (Callable 06/01/2017)	50,000	51,970
County of Summit OH Development Finance Authority,
0.000%, 05/15/2018(3)	135,000	138,210
Groveport-Madison Local School District,
4.000%, 12/01/2024 (Callable 12/01/2022)(Insured by BAM)	50,000	56,301
Lancaster Port Authority,
0.926%, 08/01/2019 (Callable 02/01/2019)(1)	70,000	69,371
		588,599	2.4%
Oklahoma
Mayes County Independent School District No. 1,
0.850%, 06/01/2017	50,000	50,036
Oklahoma City Industrial & Cultural Facilities Trust,
0.700%, 06/01/2019 (Callable 07/01/2016)(1)(2)	100,000	98,537
		148,573	0.6%
Oregon
City of Portland OR,
4.000%, 02/01/2018	25,000	26,322
Oregon State Facilities Authority,
4.750%, 03/15/2024 (Callable 03/15/2020)	15,000	16,870
State of Oregon Department of Administrative Services,
5.000%, 11/01/2016	25,000	25,361
		68,553	0.3%
Pennsylvania
Bethlehem Parking Authority,
2.000%, 10/01/2018	100,000	101,493
City of Erie PA,
0.000%, 11/15/2018 (ETM)(Insured by AGM)	60,000	58,840
County of Westmoreland PA,
0.000%, 08/01/2017 (ETM)(Insured by AMBAC)	40,000	39,668
Erie Parking Authority,
2.000%, 09/01/2019	105,000	107,689
Lancaster Industrial Development Authority,
5.000%, 05/01/2022	45,000	51,344
Montgomery County Industrial Development Authority/PA,
5.000%, 01/15/2018	50,000	52,551
Pennsylvania Economic Development Financing Authority,
5.000%, 03/01/2019	130,000	142,215
Pennsylvania Higher Educational Facilities Authority,
5.000%, 08/15/2024 (Pre-refunded to 08/15/2021)	100,000	118,174
Pennsylvania Housing Finance Agency:
3.700%, 10/01/2042 (Callable 10/01/2021)	100,000	105,802
3.500%, 10/01/2046 (Callable 10/01/2025)(3)	250,000	268,282
Pennsylvania Turnpike Commission,
1.290%, 12/01/2020 (Callable 06/01/2020)(1)	75,000	74,715
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	200,000	218,506
		1,339,279	5.4%
Puerto Rico
Commonwealth of Puerto Rico:
5.500%, 07/01/2018	50,000	51,951
0.000%, 07/01/2019	50,000	44,086
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	150,000	204,638
		300,675	1.2%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	90,000	99,466
Rhode Island Housing & Mortgage Finance Corp./RI,
3.500%, 10/01/2046 (Callable 04/01/2025)	100,000	106,550
Rhode Island Student Loan Authority,
3.000%, 12/01/2016	100,000	100,761
		306,777	1.2%
South Carolina
Easley Combined Utility System,
3.250%, 12/01/2017	50,000	51,748
Scago Educational Facilities Corp. for Union School District,
4.000%, 12/01/2017	100,000	104,469
South Carolina Jobs-Economic Development Authority,
4.500%, 11/01/2017	40,000	41,971
South Carolina State Housing Finance & Development Authority,
4.000%, 07/01/2036 (Callable 07/01/2025)	250,000	274,022
		472,210	1.9%
Tennessee
Metropolitan Government Nashville & Davidson County Health & Educational Facilities:
3.000%, 11/01/2016	25,000	25,159
0.900%, 04/01/2019 (Mandatory Tender Date 04/01/2018)	150,000	150,439
Tennessee Energy Acquisition Corp.,
5.250%, 09/01/2018	30,000	32,635
		208,233	0.8%
Texas
Central Texas Turnpike System,
5.000%, 08/15/2042 (Callable 04/01/2020)(Mandatory Tender Date 04/01/2020)	100,000	114,077
City of Brownsville TX Utilities System Revenue,
5.000%, 09/01/2016 (Insured by AGM)	25,000	25,179
City of Bullard TX,
3.000%, 09/01/2020 (Insured by BAM)(3)	135,000	143,655
City of San Antonio TX Water System Revenue,
1.090%, 05/01/2043 (Mandatory Tender Date 11/01/2016)(1)	75,000	75,004
Clifton Higher Education Finance Corp.,
5.000%, 08/15/2016	75,000	75,310
Coastal Water Authority,
4.000%, 12/15/2017	25,000	26,218
County of Denton TX,
2.625%, 07/15/2017	25,000	25,532
Crane County Water District,
3.000%, 02/15/2017	50,000	50,583
Fort Bend County Municipal Utility District No. 187,
3.000%, 09/01/2017	20,000	20,439
Fort Bend County Municipal Utility District No. 58,
5.000%, 04/01/2019 (Insured by BAM)	150,000	164,910
Generation Park Management District,
3.000%, 09/01/2018	160,000	165,754
Harlingen Consolidated Independent School District,
5.000%, 08/15/2021 (PSF Guaranteed)	100,000	119,320
Harris County Cultural Education Facilities Finance Corp.,
0.990%, 12/01/2042 (Callable 06/01/2019)(Mandatory Tender Date 12/01/2019)(1)	50,000	49,733
Harris County Municipal Utility District No. 153,
4.000%, 09/01/2023 (Callable 09/01/2022)(Insured by BAM)	100,000	114,513
Harris County Municipal Utility District No. 419:
3.000%, 09/01/2017 (Insured by AGM)	25,000	25,568
3.000%, 09/01/2017 (Insured by AGM)	50,000	51,056
Harris County-Houston Sports Authority,
0.000%, 11/15/2017	25,000	24,610
Laredo Independent School District,
4.000%, 08/01/2017	25,000	25,872
Metropolitan Transit Authority of Harris County,
5.000%, 11/01/2017	25,000	26,443
Mission Texas Economic Development Corporate Revenue Bonds,
1.800%, 12/01/2018	100,000	102,086
New Hope Cultural Education Facilities Corp.:
3.000%, 07/01/2019	100,000	103,002
4.000%, 04/01/2020	50,000	54,088
North Texas Health Facilities Development Corp.,
5.000%, 09/01/2020 (Callable 09/01/2017)(Insured by AGM)	55,000	57,645
North Texas Higher Education Authority, Inc.,
1.525%, 07/01/2030 (1)	65,000	63,385
North Texas Tollway Authority:
5.000%, 01/01/2022	25,000	29,985
1.950%, 01/01/2038 (Mandatory Tender Date 01/01/2019)	100,000	101,634
Northside Independent School District,
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed)	200,000	207,912
SA Energy Acquisition Public Facility Corp.,
5.500%, 08/01/2022	100,000	121,182
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	100,000	102,482
Spring Meadows Municipal Utility District,
2.000%, 09/01/2018	110,000	112,859
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	50,000	50,591
Texas Municipal Gas Acquisition & Supply Corp. I:
5.250%, 12/15/2018	105,000	114,935
5.250%, 12/15/2021	50,000	59,017
Texas Municipal Gas Acquisition & Supply Corp. II,
1.137%, 09/15/2017 (1)	65,000	64,763
Texas State Refunding,
0.000%, 08/01/2025 (Mandatory Tender Date 08/01/2019)(3)	200,000	202,162
Trophy Club Public Improvement District No. 1,
0.000%, 06/01/2017 (Insured by AGM)	50,000	49,428
Viridian Municipal Management District,
6.000%, 12/01/2023 (Insured by BAM)	50,000	65,750
		2,986,682	11.9%
Utah
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	100,000	108,307	0.4%
Vermont
City of Burlington VT Electric System Revenue,
5.000%, 07/01/2023 (Callable 07/01/2021)	25,000	28,200	0.1%
VI
Virgin Islands Public Finance Authority:
4.000%, 10/01/2017	110,000	113,381
5.000%, 10/01/2017	25,000	26,074
5.000%, 09/01/2020	100,000	113,097
		252,552	1.0%
Virginia
Fredericksburg Economic Development Authority,
2.310%, 08/01/2038 (Callable 08/01/2016)(Mandatory Tender Date 02/01/2017)(1)	50,000	50,004	0.2%
Washington
Central Puget Sound Regional Transit Authority,
1.110%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	50,000	49,998
Kittitas County School District No. 401 Ellensburg,
3.000%, 12/01/2016	30,000	30,299
Washington Economic Development Finance Authority,
1.250%, 11/01/2017	250,000	251,375
Washington Health Care Facilities Authority,
4.000%, 01/01/2018	70,000	73,270
Washington State University,
4.000%, 10/01/2017	40,000	41,677
		446,619	1.8%
Wisconsin
City of Two Rivers WI,
4.000%, 04/01/2018	125,000	129,350
Kaukauna Redevelopment Authority,
4.000%, 06/01/2018	25,000	26,493
Milwaukee Redevelopment Authority,
1.250%, 12/01/2038 (Optional Put Date 07/01/2016)(Callable 07/01/2016)(1)	140,000	140,000
Village of Johnson Creek WI,
2.700%, 03/01/2017	30,000	30,194
Village of Somers WI,
2.000%, 05/01/2017	25,000	25,191
Wisconsin Center District:
0.000%, 12/15/2018	80,000	77,734
5.250%, 12/15/2027	15,000	18,859
Wisconsin Health & Educational Facilities Authority:
5.000%, 09/01/2016	245,000	246,700
3.000%, 07/01/2017	100,000	102,376
5.250%, 08/15/2017 (Pre-refunded to 08/15/2016)	25,000	25,127
5.000%, 08/15/2020	35,000	39,953
4.000%, 09/15/2023 (Callable 09/15/2022)	50,000	55,857
5.250%, 04/15/2024 (Callable 04/15/2020)	50,000	57,291
		975,125	3.9%
Total Municipal Bonds (Cost $24,531,919)		24,737,212	98.8%
SHORT-TERM INVESTMENTS
	Shares
Money Market Mutual Funds
Goldman Sachs Financial Square Funds, Institutional Class, 0.25% «	1,100,000	1,100,000
Wells Fargo Advantage Municipal Cash Management Money Market Fund/NC, Institutional Class, 0.30% «	3,750	3,750
Total Short-Term Investments (Cost $1,103,750)		1,103,750	4.4%

Total Investments (Cost $25,635,669)		25,840,962	103.2%
Liabilities in Excess of Other Assets		(804,319)	(3.2)%
TOTAL NET ASSETS		$25,036,643	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
CIFG	CIFG Assurance North America, Inc.
ETM	Escrowed to Maturity
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal	Market	% of
LONG-TERM INVESTMENTS	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,118,040
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)	1,080,000	1,146,658
		2,264,698	0.2%
Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Pre-Refunded to 07/01/2017)(Insured by AMBAC)	1,000,000	1,045,950	0.1%
Arkansas
Arkansas Development Finance Authority,
5.500%, 12/01/2018 (ETM)	1,000,000	1,081,510	0.1%
California
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	500,000	41,905
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM)	12,380,000	11,664,807
Colton Joint Unified School District,
0.000%, 08/01/2035 (Callable 08/01/2026)(Insured by AGM)	250,000	242,273
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM)	670,000	527,109
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	1,903,662
San Diego Unified School District/CA,
0.000%, 07/01/2033 (Pre-refunded to 07/01/2024)	125,000	146,660
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM)	6,865,000	6,667,288
0.000%, 01/01/2023 (ETM)	14,000,000	12,946,360
0.000%, 01/01/2028 (ETM)	100,000	81,305
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM)	17,495,000	16,921,514
Sutter Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	50,000	19,500
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	18,157
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	13,598
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	100,000	23,440
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025) (2)	270,000	58,722
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	97,300
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)(Insured by NPFGC)	1,130,000	1,142,170
		52,515,770	4.2%
Colorado
Colorado Health Facilities Authority,
0.000%, 07/15/2022 (ETM)	4,555,000	4,160,309
Colorado Housing & Finance Authority,
1.050%, 08/01/2018	1,500,000	1,505,670
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)(Insured by AGM)	1,300,000	1,432,418
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	3,230,000	3,359,135
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM)	32,895,000	29,819,975
0.000%, 10/01/2022 (ETM)	22,540,000	20,432,961
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)(Insured by AMBAC)	6,785,000	6,882,026
		67,592,494	5.5%
Connecticut
State of Connecticut,
5.000%, 10/15/2020	4,390,000	5,071,152	0.4%
Delaware
State of Delaware,
5.000%, 03/01/2020	2,000,000	2,305,680	0.2%
District of Columbia
District of Columbia,
5.250%, 07/15/2038 (Pre-refunded to 07/15/2018)	150,000	163,667	0.0%
Florida
Brevard County School District,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,004,830
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	10,034,272
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,857,206
County of Palm Beach FL,
5.000%, 11/01/2018 (Pre-refunded to 11/01/2017)	1,000,000	1,057,190
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,520,000	7,563,070
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,180,000	1,329,907
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM)	4,130,000	4,026,378
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	5,000,000	5,529,450
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,463,866
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,718,300
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	5,725,893
6.875%, 10/01/2022 (ETM)	3,175,000	3,888,708
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (Pre-refunded to 08/01/2016)(ETM)	1,590,000	1,676,416
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	830,000	870,023
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,950,000	3,252,847
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	2,065,000	2,537,059
Hillsborough County School Board,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,184,840
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	1,470,000	1,734,673
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	8,124,885
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022 (Insured by AGM)	1,125,000	1,394,134
Orlando Utilities Commission,
6.750%, 10/01/2017 (ETM)	1,125,000	1,171,361
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	950,000	985,578
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	4,700,000	5,070,501
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)(Insured by AMBAC)	2,480,000	2,613,796
Tampa Bay Water,
5.000%, 10/01/2019 (ETM)	1,695,000	1,920,791
		98,735,974	8.0%
Georgia
Atlanta Development Authority,
5.000%, 09/01/2023 (ETM)	1,825,000	2,281,925
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (ETM)	8,050,000	10,841,498
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	1,500,000	1,618,575
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,500,000	8,018,325
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	720,000	668,441
0.000%, 12/01/2021 (ETM)	3,510,000	3,258,649
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	13,113,024
		39,800,437	3.2%
Illinois
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,425,165
6.000%, 01/01/2020 (Insured by NPFGC)	14,745,000	15,657,716
Chicago Public Building Commission,
7.000%, 01/01/2020 (ETM)	1,555,000	1,826,316
City of Chicago IL,
5.000%, 01/01/2017 (Callable 08/01/2016)(Insured by AGM)	395,000	396,236
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	4,152,663
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)(Insured by AGM)	1,430,000	1,473,372
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM)	2,000,000	1,834,920
County of Du Page IL,
5.600%, 01/01/2021	815,000	913,330
Illinois Finance Authority:
0.000%, 07/15/2023 (ETM)	25,120,000	22,381,418
0.000%, 07/15/2025 (ETM)	31,660,000	26,668,801
6.625%, 11/01/2039 (Pre-refunded to 05/01/2019)	395,000	460,463
Illinois State Toll Highway Authority:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)(Insured by AGM)	1,065,000	1,065,000
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)(Insured by AGM)	2,055,000	2,055,000
Kane County Community Unit School District,
9.000%, 01/01/2023 (Insured by AGM)	3,000,000	4,309,890
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
7.750%, 01/01/2017 (ETM)(Insured by AMBAC)	1,835,000	1,898,399
7.000%, 01/01/2018 (ETM)(Insured by AMBAC)	5,775,000	6,311,036
7.000%, 01/01/2018 (ETM)(Insured by AMBAC)	365,000	398,879
7.000%, 01/01/2019 (ETM)(Insured by AMBAC)	1,755,000	2,024,673
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 (Insured by AGM)	13,625,000	12,418,234
Lake County Community Consolidated School District No. 50 Woodland,
5.000%, 01/01/2021	1,375,000	1,594,051
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,113,672
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	2,250,000	2,706,390
Regional Transportation Authority Illinois:
7.750%, 06/01/2020 (Insured by NPFGC)	720,000	827,899
6.700%, 11/01/2021 (Insured by NPFGC)	1,060,000	1,226,632
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,894,471
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,153,228
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,538,271
State of Illinois:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,082,290
4.000%, 09/01/2019 (Callable 09/01/2018)	5,000,000	5,177,400
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,698,640
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,537,808
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM)(Insured by AGM)	155,000	153,263
0.000%, 01/01/2018 (Insured by AGM)	1,205,000	1,160,463
		144,535,989	11.7%
Indiana
Franklin Community Multi-School Building Corp.,
5.000%, 07/15/2020	1,990,000	2,283,724
Hammond Indiana Multi-School Building Corporation Revenue Bonds,
6.000%, 01/15/2018 (ETM)	435,000	456,028
5.000%, 07/15/2018	1,330,000	1,434,432
Indiana State Office Building Commission,
5.250%, 07/01/2017 (Insured by NPFGC)	1,115,000	1,166,691
Indianapolis Local Public Improvement Bond Bank:
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	3,746,142
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,275,085
Pike County Multi-School Building Corp.,
5.000%, 07/15/2021	1,125,000	1,316,633
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017	1,000,000	1,031,300
		12,710,035	1.0%
Kansas
City of Wichita KS:
5.000%, 11/15/2020 (ETM)	1,120,000	1,311,621
5.000%, 11/15/2029 (Pre-refunded to 11/15/2021)	40,000	48,049
5.000%, 11/15/2034 (Pre-refunded to 11/15/2019)	1,055,000	1,198,891
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,066,010
		4,624,571	0.4%
Kentucky
Jefferson County School District Finance Corp.,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,572,999
Kentucky Infrastructure Authority:
5.000%, 02/01/2023 (Pre-refunded to 02/01/2022)	70,000	84,835
5.000%, 02/01/2025 (Pre-refunded to 02/01/2022)	70,000	84,835
5.000%, 02/01/2026 (Pre-refunded to 02/01/2022)	75,000	90,895
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	13,980,000	15,180,043
		19,013,607	1.5%
Louisiana
Jefferson Parish Hospital Service District No. 1:
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)(Insured by AGM)	1,950,000	2,374,769
6.000%, 01/01/2039 (Pre-refunded to 01/01/2021)	1,080,000	1,315,256
Louisiana Public Facilities Authority,
6.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	6,155,000	7,223,508
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	10,390,000	13,930,289
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	21,985,000	29,799,348
State of Louisiana:
5.000%, 11/15/2018	1,775,000	1,945,737
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,489,600
		68,078,507	5.5%
Maine
Maine State Housing Authority,
3.500%, 11/15/2046 (Callable 11/15/2025)(2)	2,055,000	2,203,001	0.2%
Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,470,292
State of Maryland:
5.000%, 03/15/2019 (Pre-refunded to 03/15/2017)	1,135,000	1,170,299
5.000%, 03/01/2021 (Callable 03/01/2020)	1,000,000	1,150,110
		3,790,701	0.3%
Massachusetts
Massachusetts Clean Water Trust,
5.000%, 08/01/2018 (Pre-refunded to 08/01/2016)(Partially Pre-refunded)	2,115,000	2,121,683
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,530,000	1,648,514
Massachusetts Housing Finance Agency,
4.000%, 12/01/2044 (Callable 06/01/2025)	2,000,000	2,174,940
Massachusetts State,
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,602,750
Massachusetts State Water Resources Authority,
6.500%, 07/15/2019 (ETM)(Insured by FGIC-TCRS)	1,900,000	2,025,077
		24,572,964	2.0%
Michigan
Brighton Area School District/MI:
5.000%, 05/01/2020 (Insured by Q-SBLF)	1,300,000	1,485,952
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	585,125
Chippewa Valley Schools,
5.000%, 05/01/2023 (Insured by Q-SBLF)	4,505,000	5,490,739
Fraser Public School District:
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,238,990
5.000%, 05/01/2026 (Callable 05/01/2025)(Insured by Q-SBLF)	1,140,000	1,418,354
Garden City Hospital Finance Authority,
4.875%, 08/15/2027 (Pre-refunded to 08/15/2017)	1,000,000	1,046,230
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	7,740,530
Michigan State Housing Development Authority,
4.000%, 06/01/2046 (Callable 12/01/2025)	4,000,000	4,392,400
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,280,301
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,635,776
St. Johns MI Public Schools,
5.000%, 05/01/2021 (Insured by Q-SBLF)	5,040,000	5,882,637
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,000,000	1,858,180
Wayne-Westland Community Schools,
5.000%, 05/01/2019 (Insured by Q-SBLF)	2,060,000	2,275,744
		38,330,958	3.1%
Minnesota
Minnesota Housing Finance Agency,
3.500%, 07/01/2046 (Callable 07/01/2025)	3,000,000	3,215,010
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	425,000	441,686
4.500%, 07/01/2034 (Callable 07/01/2021)	900,000	945,567
University of Minnesota,
5.500%, 07/01/2021 (ETM)	10,380,000	12,170,861
		16,773,124	1.3%
Missouri
Missouri State Environmental Improvement & Energy Resources Authority,
5.000%, 01/01/2026 (Callable 07/01/2025)	1,000,000	1,305,930
St. Charles County MO Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,062,840
		2,368,770	0.2%
Nebraska
Omaha Public Power District,
6.200%, 02/01/2017 (ETM)	2,030,000	2,095,934	0.2%
New Hampshire
New Hampshire Housing Finance Authority,
5.250%, 07/01/2028 (Callable 01/01/2021)	2,000,000	2,092,460
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,158,470
		3,250,930	0.3%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,237,128
New Jersey Educational Facilities Authority,
7.500%, 12/01/2032 (Pre-refunded to 06/01/2019)	3,635,000	4,327,759
New Jersey Health Care Facilities Financing Authority,
5.750%, 07/01/2039 (Pre-refunded to 07/01/2019)	2,230,000	2,551,499
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	3,230,000	3,361,170
New Jersey State Transportation Trust Fund Authority,
5.250%, 12/15/2020	5,000,000	5,626,100
New Jersey State Turnpike Authority,
5.500%, 01/01/2025	2,100,000	2,774,835
		19,878,491	1.6%
New Mexico
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	3,059,655
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	805,000	847,254
4.500%, 09/01/2028 (Callable 03/01/2020)	500,000	518,235
		4,425,144	0.4%
New York
Cattaraugus-Little Valley Central School District,
3.125%, 06/15/2017	1,000,000	1,022,530
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,068,314
3.000%, 06/15/2018	1,070,000	1,117,797
City of New York NY:
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,232,426
5.000%, 08/01/2022	5,000,000	6,092,600
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,615,000	15,164,387
New York State Dormitory Authority,
5.000%, 12/15/2023 (Callable 12/15/2022)	11,685,000	14,429,573
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,493,207
New York State Urban Development Corp.,
5.000%, 03/15/2022	2,000,000	2,425,480
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	2,550,000	2,809,666
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	1,750,000	1,836,748
Susquehanna Valley Central School District:
3.125%, 06/15/2017	1,155,000	1,181,022
3.125%, 06/15/2019	1,375,000	1,463,619
TSASC, Inc. New York,
4.750%, 06/01/2022 (Callable 07/18/2016)	75,000	75,067
Westchester Tobacco Asset Securitization/NY,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	14,053,533
		68,465,969	5.5%
North Carolina
North Carolina Eastern Municipal Power Agency:
5.000%, 01/01/2017 (ETM)	1,460,000	1,492,076
5.000%, 01/01/2021 (ETM) (2)	10,150,000	11,737,765
6.400%, 01/01/2021 (ETM)	4,062,000	4,597,697
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	11,740,000	13,646,341
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	2,635,000	3,326,977
North Carolina Medical Care Commission,
5.750%, 01/01/2035 (Pre-refunded to 01/01/2021)	430,000	518,963
		35,319,819	2.8%
North Dakota
County of Burleigh ND,
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,784,685	0.1%
Ohio
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,869,995
4.000%, 12/01/2018	1,865,000	2,002,115
4.000%, 12/01/2019	1,940,000	2,136,968
5.000%, 12/01/2020	2,015,000	2,362,245
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Pre-refunded to 08/01/2016)(ETM)	40,000	40,942
Ohio Housing Finance Agency:
5.000%, 11/01/2028 (Callable 05/01/2020)	1,055,000	1,103,678
4.000%, 03/01/2047 (Callable 09/01/2025)	5,350,000	5,880,452
State of Ohio:
5.000%, 03/01/2019	1,220,000	1,357,628
5.500%, 02/01/2020	1,195,000	1,393,167
5.000%, 06/15/2021	6,740,000	8,040,281
		26,187,471	2.1%
Oregon
State of Oregon,
4.000%, 12/01/2045 (Callable 06/01/2025)	4,890,000	5,325,161
State of Oregon Housing & Community Services Department,
4.000%, 01/01/2047 (Callable 07/01/2025)	2,000,000	2,201,600
		7,526,761	0.6%
Pennsylvania
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)(Insured by AMBAC)	1,410,000	1,553,101
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,863,879
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	14,055,000	15,571,253
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)(2)	2,000,000	2,146,260
Philadelphia Hospitals & Higher Education Facilities Authority:
5.000%, 05/15/2020 (ETM)	1,575,000	1,817,377
5.250%, 05/15/2023 (Pre-refunded to 05/15/2020)	2,790,000	3,245,718
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	1,830,168
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	1,505,000	1,712,058
South Fork Municipal Authority:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2020)	2,450,000	2,890,289
5.375%, 07/01/2035 (Pre-refunded to 07/01/2020)	1,290,000	1,509,997
		34,140,100	2.8%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	3,885,000
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (ETM)	3,225,000	3,100,160
0.000%, 07/01/2017 (Pre-refunded to various dates)(ETM)	1,280,000	1,230,247
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	890,000	1,090,107
Puerto Rico Public Finance Corp.:
6.000%, 08/01/2026 (ETM)	1,675,000	2,285,119
6.000%, 08/01/2026 (ETM)	1,080,000	1,473,390
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	4,250,000	5,680,465
		18,744,488	1.5%
Rhode Island
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	6,329,650	0.5%
South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,580,000	5,677,414
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,450,000	7,732,260
South Carolina Jobs-Economic Development Authority,
6.500%, 04/01/2042 (Pre-refunded to 04/01/2020)	90,000	108,585
		13,518,259	1.1%
South Dakota
South Dakota Housing Development Authority,
3.500%, 11/01/2046 (Callable 11/01/2025)	2,250,000	2,438,078	0.2%
Tennessee
County of Rutherford TN,
5.000%, 04/01/2021	1,955,000	2,316,812
Metropolitan Government Nashville & Davidson County Health & Educational Facilities,
0.900%, 04/01/2019 (Mandatory Tender Date 04/01/2018) (1)	2,550,000	2,557,472
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM)	1,050,000	991,630
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	3,080,000	3,303,177
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	1,895,000	1,976,333
		11,145,424	0.9%
Texas
Alvin Independent School District/TX,
5.000%, 02/15/2027 (Callable 02/15/2026)(PSF Guaranteed)	8,110,000	10,489,717
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,719,679
Arlington Higher Education Finance Corp.:
5.000%, 08/15/2024 (PSF Guaranteed)	1,000,000	1,241,250
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,675,000	2,091,556
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,778,995
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,240,000	1,606,718
Central Texas Housing Finance Corp.,
0.000%, 09/01/2016 (ETM)	1,500,000	1,498,485
City of Austin TX Water & Wastewater System Revenue,
5.000%, 11/15/2024 (Callable 11/15/2022)	3,000,000	3,671,130
City of Houston TX Combined Utility System Revenue:
0.000%, 12/01/2019 (ETM)(Insured by AGM)	13,355,000	12,896,256
5.500%, 12/01/2024 (ETM)	1,735,000	2,238,098
5.500%, 12/01/2029 (ETM)	16,050,000	22,662,760
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,177,720
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,151,010
County of Harris TX,
5.000%, 08/15/2027 (Callable 08/15/2022)	3,480,000	4,249,428
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,767,427
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,496,320
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	2,114,527
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Pre-refunded to 08/15/2016)(PSF Guaranteed)	1,625,000	1,634,815
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,116,524
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,778,376
Goose Creek Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,050,000	1,238,170
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,582,806
5.000%, 08/15/2025 (PSF Guaranteed)	1,430,000	1,854,596
Harris County Health Facilities Development Corp.:
5.500%, 10/01/2019 (ETM)	4,780,000	5,201,500
5.750%, 07/01/2027 (ETM)	5,000,000	6,563,050
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,729,716
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	175,000	194,282
5.000%, 10/01/2026 (Callable 10/01/2025)	4,155,000	5,404,824
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,930,000	7,693,547
Houston Higher Education Finance Corp.:
5.000%, 02/15/2020 (PSF Guaranteed)	1,000,000	1,137,590
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,274,913
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,767,330
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,595,975
Katy Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	4,635,000	5,318,848
Keller Independent School District/TX:
5.000%, 02/15/2022 (PSF Guaranteed)	1,370,000	1,650,699
5.000%, 02/15/2023 (PSF Guaranteed)	3,340,000	4,117,719
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,285,572
La Porte Independent School District/TX,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,388,200
Lamar Consolidated Independent School District:
5.000%, 02/15/2026 (Callable 02/15/2025)(PSF Guaranteed)	5,860,000	7,477,829
5.000%, 02/15/2027 (Callable 02/15/2025)(PSF Guaranteed)	2,550,000	3,235,210
Llano Independent School District,
5.000%, 02/15/2024 (Callable 02/15/2023)(PSF Guaranteed)	1,265,000	1,560,453
Lower Colorado River Authority,
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,200,000	1,469,484
Lubbock Texas,
5.000%, 02/15/2021 (Pre-refunded to 02/15/2018)(Insured by AGM)	3,425,000	3,661,804
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,780,000	2,359,426
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,102,680
Mansfield Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,725,000	2,127,891
5.000%, 02/15/2024 (PSF Guaranteed)	1,905,000	2,402,986
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,816,904
5.000%, 08/15/2025 (PSF Guaranteed)	2,600,000	3,371,992
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,945,380
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	181,962
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,233,560
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,300,107
North East Independent School District/TX:
5.000%, 08/01/2021 (PSF Guaranteed)	6,095,000	7,270,543
5.000%, 08/01/2023 (PSF Guaranteed)	5,805,000	7,251,200
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,699,447
North Texas Tollway Authority,
0.000%, 09/01/2043 (Callable 09/01/2031)	1,400,000	1,541,890
Northside Independent School District:
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,302,860
2.000%, 06/01/2046 (Mandatory Tender Date 06/01/2021)(PSF Guaranteed) (1)	1,450,000	1,507,362
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,314,819
Pflugerville Independent School District,
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,000,000	1,263,890
Pharr San Juan Alamo Independent School District TX,
5.000%, 02/01/2028 (Callable 02/01/2025)(PSF Guaranteed)	4,895,000	6,173,574
Port Arthur Independent School District,
5.000%, 02/15/2024 (PSF Guaranteed)	1,700,000	2,147,202
Retama Texas Development Corporation Special Facilities Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,410,112
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	9,765,000	10,596,880
Sherman Independent School District/TX,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,225,886
Spring Texas Independent School District,
5.000%, 08/15/2019 (Pre-refunded to 08/15/2018)(PSF Guaranteed)	1,020,000	1,113,656
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,385,000	8,835,783
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM)	1,800,000	1,798,074
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,265,958
Texas State:
5.000%, 10/01/2018	6,285,000	6,887,920
5.000%, 08/01/2021	1,205,000	1,438,722
Tomball Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	5,865,000	7,549,663
University of Texas System,
5.000%, 08/15/2022	9,530,000	11,694,454
Waco Independent School District:
5.000%, 08/15/2022 (PSF Guaranteed)	3,085,000	3,763,268
5.000%, 08/15/2023 (PSF Guaranteed)	3,090,000	3,851,963
Wichita Falls Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	1,670,000	2,104,451
Wylie Independent School District/TX,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,390,831
Ysleta Independent School District:
5.000%, 08/15/2023 (Callable 08/15/2021)(PSF Guaranteed)	1,020,000	1,226,632
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,965,827
		274,220,663	22.2%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)	3,900,000	4,661,046
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)	1,750,000	2,091,495
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	2,500,000	2,707,675
		9,460,216	0.8%
Virginia
City of Bristol VA,
5.500%, 11/01/2018 (ETM)(Insured by AGM)	1,095,000	1,177,826
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,500,000	1,838,685
Virginia Public School Authority,
6.250%, 12/01/2028 (Pre-refunded to 12/01/2018)	1,285,000	1,455,288
		4,471,799	0.4%
Washington
Grant & Douglas Counties School District No. 144-101 Quincy,
4.000%, 12/01/2027 (Callable 06/01/2026)	2,200,000	2,646,028
Pierce County School District No. 320 Sumner:
4.000%, 12/01/2026 (Calllable 06/01/2026)	715,000	860,681
4.000%, 12/01/2027 (Callable 06/01/2026)	1,000,000	1,190,730
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	5,094,585
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Pre-refunded to 08/01/2016)(ETM)	3,605,000	4,002,595
Spokane County School District No. 356 Central Valley:
4.000%, 12/01/2027 (Callable 06/01/2026)(2)	1,250,000	1,488,412
4.000%, 12/01/2028 (Callable 06/01/2026)(2)	3,160,000	3,734,520
4.000%, 12/01/2029 (Callable 06/01/2026)(2)	3,050,000	3,571,581
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,143,538
Walla Walla County School District No. 250 College Place,
5.000%, 12/01/2019	1,290,000	1,464,511
Washington Health Care Facilities Authority:
6.250%, 08/01/2028 (Pre-refunded to 08/01/2018)	1,355,000	1,504,470
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	610,000	757,553
6.250%, 08/01/2036 (Pre-refunded to 08/01/2018)	8,100,000	8,993,511
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,750,000	5,927,097
Washington State:
5.000%, 01/01/2021	10,000,000	11,716,900
5.500%, 07/01/2023	5,040,000	6,259,025
		62,355,737	5.0%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,227,011	0.1%
Wisconsin
Wisconsin Center District,
4.000%, 12/15/2029 (Callable 06/15/2026)	2,185,000	2,532,349
Wisconsin Health & Educational Facilities Authority,
5.000%, 08/15/2027 (Pre-refunded to 08/15/2022)	1,500,000	1,837,710
		4,370,059	0.3%
Total Municipal Bonds (Cost $1,160,387,510)		1,218,936,247	98.5%

SHORT-TERM INVESTMENTS
	Shares
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, Institutional Class, 0.25% «	16,931,307	16,931,307
Total Short-Term Investment (Cost $16,931,307)		16,931,307	1.4%

Total Investments (Cost $1,177,318,817)		1,235,867,554	99.9%
Other Assets in Excess of Liabilities		1,567,664	0.1%
TOTAL NET ASSETS		$1,237,435,218	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
FGIC-TCRS	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corp.
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
(2)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

Baird Core Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2016 (Unaudited)

	Principal		% of
LONG-TERM INVESTMENTS	Amount	Value	Net Assets
Municipal Bonds
Alabama
City of Birmingham AL,
0.000%, 03/01/2045 (Callable 09/01/2025)	$75,000	$79,238
County of Cullman AL Water Revenue,
3.000%, 05/01/2017 (Insured by BAM)	280,000	284,026
Industrial Development Board of the City of Mobile Alabama,
1.625%, 07/15/2034 (Mandatory Tender Date 10/02/2018)	150,000	151,703
Jasper Water Works & Sewer Board, Inc.,
5.000%, 06/01/2024 (Callable 06/01/2021)	200,000	232,042
Jefferson County Alabama Ltd.,
1.225%, 01/01/2027 (Callable 07/14/2016)(Insured by AMBAC)(1)(2)	50,000	46,374
Town of Mulga AL,
3.000%, 08/15/2018 (Insured by AGM)	200,000	208,408
		1,001,791	1.4%
Alaska
Alaska Housing Finance Corp.:
5.000%, 12/01/2029 (Callable 06/01/2024)	225,000	276,140
4.000%, 06/01/2040 (Callable 06/01/2021)	80,000	83,055
Alaska Municipal Bond Bank Authority,
5.000%, 08/01/2027 (Callable 08/01/2023)	500,000	615,075
City of Valdez AK,
5.000%, 01/01/2021	435,000	501,020
		1,475,290	2.1%
Arizona
Arizona Transportation Board,
5.000%, 07/01/2025 (Pre-refunded to 07/01/2019)	350,000	393,844
BluePath 2016-1 TE Trust,
2.750%, 09/01/2026 (Callable 08/27/2021)	500,000	499,990
City of El Mirage AZ,
5.000%, 07/01/2026 (Callable 07/01/2020)	400,000	462,368
City of Tucson AZ Water System Revenue,
5.000%, 07/01/2032 (Callable 07/01/2025)	500,000	626,550
Maricopa County Industrial Development Authority:
2.625%, 07/01/2021	250,000	252,628
4.000%, 07/01/2026	175,000	191,427
Maricopa County Pollution Control Corp.,
5.200%, 06/01/2043 (Mandatory Tender Date 06/01/2020)	100,000	111,040
		2,537,847	3.6%
Arkansas
City of Conway AR Wasterwater Department,
5.000%, 10/01/2035 (Callable 04/01/2024)	300,000	355,227
City of Little Rock AR,
2.000%, 03/01/2038 (Callable 03/01/2021)	240,000	243,826
Pulaski County Public Facilities Board,
4.000%, 07/01/2017	380,000	389,302
		988,355	1.4%
California
Bay Area Toll Authority,
1.110%, 04/01/2047 (Callable 04/01/2019)(Mandatory Tender Date 10/01/2019)(1)	250,000	250,005
Belmont-Redwood Shores School District/CA,
0.000%, 08/01/2031 (Callable 08/01/2026)	75,000	75,770
California Health Facilities Financing Authority,
5.000%, 04/01/2020	300,000	331,323
California Municipal Finance Authority,
0.650%, 09/01/2021 (Mandatory Tender Date 10/03/2016)(1)	130,000	130,000
California School Finance Authority:
3.000%, 08/01/2017	50,000	51,061
3.000%, 08/01/2017	300,000	306,366
California Statewide Communities Development Authority:
5.250%, 12/01/2027 (Pre-refunded to 12/01/2017)	35,000	37,295
1.180%, 04/01/2028 (1)(2)	200,000	177,968
City of Redding CA,
0.963%, 07/01/2022 (ETM)(1)(2)	200,000	187,859
Corona-Norca Unified School District,
0.000%, 08/01/2039 (Callable 08/01/2027)(Insured by AGM)	350,000	484,533
Dinuba Redevelopment Agency,
5.000%, 09/01/2028 (Callable 09/01/2024)(Insured by BAM)	330,000	401,633
East Bay Municipal Utility District Water System Revenue,
5.000%, 06/01/2033 (Callable 06/01/2024)	475,000	593,636
Encinitas Union School District/CA,
0.000%, 08/01/2030 (Callable 08/01/2025)	130,000	84,128
Imperial Community College District,
0.000%, 08/01/2040 (Callable 08/01/2030)(Insured by AGM)	100,000	119,563
Lake Elsinore Redevelopment Agency Successor Agency,
5.000%, 09/01/2027 (Callable 09/01/2025)(Insured by BAM)	275,000	340,827
Long Beach Bond Finance Authority:
5.250%, 11/15/2023	50,000	60,685
5.000%, 11/15/2029	50,000	62,568
Magnolia School District/CA,
0.000%, 08/01/2026	155,000	211,890
Mount Diablo Unified School District/CA,
0.000%, 08/01/2035 (Callable 08/01/2025)(Insured by AGM)	380,000	348,665
Mountain View Los Altos Union High School District/CA,
0.000%, 08/01/2030	50,000	53,247
Redondo Beach Unified School District,
0.000%, 08/01/2034 (Callable 08/01/2026)	455,000	607,652
Riverside County Public Financing Authority,
5.000%, 10/01/2026 (Callable 10/01/2025)(Insured by AGM)	250,000	318,030
San Bernardino City Unified School District,
5.000%, 08/01/2027 (Callable 08/01/2023)(Insured by AGM)	450,000	540,878
San Diego Unified School District/CA,
4.000%, 07/01/2033 (Callable 07/01/2026)	500,000	584,690
State of California:
5.000%, 10/01/2029 (Callable 10/01/2024)	225,000	284,400
1.158%, 12/01/2029 (Callable 06/01/2018)(Mandatory Tender Date 12/03/2018)(1)	125,000	125,187
Twin Rivers Unified School District,
3.200%, 06/01/2035 (Callable 08/01/2016)(Mandatory Tender Date 06/01/2020)(Insured by AGM)	150,000	150,270
Upland Unified School District,
0.000%, 08/01/2041 (Callable 08/01/2025)	60,000	64,120
West Hills Community College District,
0.000%, 08/01/2035 (Callable 08/01/2027)(Insured by AGM)	50,000	45,159
Westlands Water District,
5.000%, 09/01/2030 (Callable 09/01/2022)(Insured by AGM)	500,000	604,110
		7,633,518	10.7%
Colorado
Bromley Park Metropolitan District No. 2,
4.250%, 12/01/2022 (Callable 12/01/2017)	300,000	303,210
Colorado Health Facilities Authority,
5.000%, 12/01/2042 (Callable 06/01/2022)	325,000	359,174
Denver Health & Hospital Authority,
5.000%, 12/01/2017 (Callable 12/01/2016)	250,000	254,160
E-470 Public Highway Authority,
2.160%, 09/01/2039 (Callable 03/01/2017)(Mandatory Tender Date 09/01/2017)(1)	110,000	110,521
Glen Metropolitan District No. 1,
2.500%, 12/01/2025 (Insured by BAM)	175,000	179,431
VDW Metropolitan District No. 2,
1.250%, 12/01/2018 (Insured by AGM)	115,000	115,169
		1,321,665	1.8%
Connecticut
Connecticut Housing Finance Authority,
4.000%, 11/15/2045 (Callable 05/15/2025)	700,000	768,166
Connecticut State Health & Educational Facility Authority,
0.410%, 01/01/2017 (1)	200,000	200,000
		968,166	1.4%
District of Columbia
District of Columbia,
5.250%, 07/15/2045 (Pre-refunded to 07/15/2018)(Insured by AGM)	100,000	109,111
Metropolitan Washington Airports Authority,
5.000%, 10/01/2033 (Callable 10/01/2025)	250,000	310,810
Metropolitan Washington Airports Authority Dulles Toll Road Revenue:
0.000%, 10/01/2041 (Callable 10/01/2026)	210,000	287,066
0.000%, 10/01/2044 (Callable 10/01/2028)	100,000	121,668
Washington Metropolitan Area Transit Authority,
5.250%, 07/01/2024 (Callable 07/01/2019)	50,000	56,047
		884,702	1.2%
Florida
City of Orlando FL:
5.250%, 11/01/2026 (Callable 05/01/2024)	500,000	639,115
5.000%, 10/01/2027 (Pre-refunded to 10/01/2020)	100,000	117,139
City of Port St Lucie FL,
4.500%, 05/01/2025 (Callable 05/01/2020)	80,000	82,573
County of Bay FL Water and Sewer System Revenue,
4.000%, 09/01/2018	250,000	265,215
County of Escambia FL,
0.550%, 04/01/2039 (Optional Put Date 07/01/2016)(Callable 07/01/2016)(1)	600,000	600,000
Florida Housing Finance Corp.,
4.000%, 07/01/2047 (Callable 07/01/2025)	350,000	387,061
Hollywood Community Redevelopment Agency,
5.000%, 03/01/2018	200,000	213,556
Martin County Health Facilities Authority,
5.000%, 11/15/2023	260,000	313,118
Palm Beach County Health Facilities Authority,
4.750%, 07/01/2025 (Callable 07/01/2020)(Insured by AGM)	130,000	146,773
Village Community Development District No. 7,
4.000%, 05/01/2021	250,000	276,005
		3,040,555	4.3%
Georgia
Bartow County Development Authority,
2.375%, 09/01/2029 (Mandatory Tender Date 08/10/2017)	400,000	405,576
Chatham County Hospital Authority,
5.000%, 01/01/2031 (Callable 01/01/2022)	150,000	176,856
City of Dahlonega GA Water & Sewer Revenue,
4.000%, 09/01/2021 (Insured by AGM)	200,000	225,336
Murray County School District,
4.000%, 10/01/2017	240,000	249,790
Private Colleges & Universities Authority,
5.000%, 10/01/2020	115,000	130,343
		1,187,901	1.7%
Illinois
Bureau County Township High School District No. 502,
6.625%, 10/01/2043 (Callable 12/01/2023)(Insured by BAM)	370,000	482,158
Champaign & Piatt Counties Community Unit School District No. 3,
5.000%, 10/01/2017 (Insured by AGM)	145,000	151,371
Chicago O'Hare International Airport:
5.000%, 01/01/2020 (Callable 01/01/2017)(Insured by AGM)	100,000	102,029
5.500%, 01/01/2031 (Callable 01/01/2021)	500,000	585,035
City of Chicago IL:
4.250%, 01/01/2019	175,000	185,554
5.000%, 01/01/2024	250,000	260,450
5.000%, 01/01/2026 (Callable 08/01/2016)(Insured by AGM)	60,000	60,194
City of Chicago IL Motor Fuel Tax Revenue,
5.000%, 01/01/2026 (Callable 01/01/2024)	250,000	270,570
City of Chicago IL Wastewater Transmission Revenue:
5.000%, 01/01/2018 (Insured by BHAC)	150,000	158,782
5.000%, 01/01/2023	170,000	199,861
5.000%, 01/01/2025 (Callable 01/01/2024)	110,000	132,752
City of Chicago IL Waterworks Revenue,
5.000%, 11/01/2028 (Callable 11/01/2018)(Insured by AGM)	450,000	477,697
Coles Cumberland Moultrie Etc Counties Community Unit School District No. 2,
4.000%, 12/01/2018 (Insured by BAM)	250,000	265,853
Cook County Community College District No. 508,
4.000%, 12/01/2016	130,000	131,637
Cook County Community Consolidated School District No. 65,
0.000%, 12/01/2023	200,000	171,092
Cook County School District No. 83,
5.625%, 06/01/2033	245,000	311,716
DeKalb County Community Unit School District No. 428,
0.000%, 01/01/2030 (Callable 07/01/2020)	300,000	153,981
Illinois Finance Authority:
4.000%, 11/15/2017	100,000	104,189
5.250%, 02/15/2030 (Callable 02/15/2020)	200,000	227,074
5.000%, 08/01/2030 (Callable 08/01/2024)	250,000	304,175
1.670%, 05/01/2036 (Callable 11/01/2020)(Mandatory Tender Date 05/01/2021)(1)	300,000	300,234
Illinois State University,
5.000%, 04/01/2023 (Callable 04/01/2021)	440,000	498,498
Kane County School District No. 131 Aurora East Side,
1.250%, 06/01/2036 (Callable 08/02/2016)(1)	250,000	250,003
Knox & Warren Counties Community Unit School District No. 205,
6.125%, 01/01/2036 (Callable 01/01/2021)	285,000	330,948
Ogle & Winnebago Counties Community Unit School District:
5.000%, 12/01/2023 (Insured by BAM)	400,000	478,232
5.000%, 12/01/2024 (Insured by BAM)	175,000	211,507
Southern Illinois University,
2.050%, 04/01/2017	100,000	100,871
St. Clair County IL Community Consolidated School District,
0.000%, 12/01/2020	500,000	466,120
State of Illinois:
5.000%, 06/01/2019	400,000	434,024
5.000%, 01/01/2022 (Callable 01/01/2020)	215,000	232,165
5.000%, 01/01/2025 (Callable 08/01/2016)	225,000	225,907
Town of Cicero IL,
5.000%, 01/01/2019 (Insured by AGM)	400,000	432,712
Village of Cary IL,
1.500%, 03/01/2019 (Insured by BAM)	130,000	130,370
Village of Crestwood IL,
4.500%, 12/15/2026 (Callable 12/15/2022)(Insured by BAM)	200,000	223,660
Village of Franklin Park IL,
5.000%, 04/01/2023 (Insured by BAM)	400,000	467,024
		9,518,445	13.3%
Indiana
Indiana Bond Bank,
1.070%, 10/15/2022 (1)	100,000	95,403
Indiana Finance Authority:
4.500%, 08/15/2016	100,000	100,398
5.500%, 08/15/2045 (Callable 08/15/2020)	165,000	183,119
Indiana Michigan Power Co.,
1.750%, 06/01/2025 (Mandatory Tender Date 06/01/2018)	100,000	100,824
IPS Multi-School Building Corp.,
4.500%, 07/15/2016 (ETM)	175,000	175,173
		654,917	0.9%
Iowa
Iowa Finance Authority,
3.500%, 09/01/2017	100,000	100,481	0.1%
Kansas
State of Kansas Department of Transportation,
0.706%, 09/01/2019 (1)	115,000	114,357	0.2%
Kentucky
Kentucky Municipal Power Agency,
5.000%, 09/01/2037 (Pre-refunded to 09/01/2017)	85,000	89,158
Paducah Electric Plant Board,
5.000%, 10/01/2026 (Insured by AGM)	450,000	560,237
		649,395	0.9%
Louisiana
Louisiana Public Facilities Authority,
5.000%, 07/01/2017	50,000	52,073	0.1%
Maine
Maine State Housing Authority:
3.500%, 11/15/2045 (Callable 05/15/2025)	300,000	322,659
4.000%, 11/15/2045 (Callable 11/15/2025)	450,000	494,793
		817,452	1.1%
Maryland
State of Maryland,
4.000%, 08/01/2016	25,000	25,075	0.0%
Massachusetts
Eaton Vance Municipal Bond Fund II,
1.460%, 07/01/2019 (Callable 01/01/2017)(1)	150,000	150,001
Massachusetts Development Finance Agency,
5.000%, 07/01/2017	340,000	350,588
		500,589	0.7%
Michigan
City of Detroit MI Sewage Disposal System Revenue,
5.000%, 07/01/2039 (Callable 07/01/2022)(Insured by AGM)	155,000	176,790
City of Detroit MI Water Supply System Revenue,
4.250%, 07/01/2018	100,000	106,355
City of Wyandotte MI Electric System Revenue:
5.000%, 10/01/2016 (Insured by BAM)	105,000	106,052
5.000%, 10/01/2023 (Insured by BAM)	25,000	29,113
Hudsonville Public Schools,
4.000%, 05/01/2018 (Insured by Q-SBLF)	100,000	105,824
Michigan Finance Authority,
5.000%, 07/01/2034 (Callable 07/01/2025)	250,000	297,142
Mount Clemens MI School District,
4.000%, 05/01/2017 (Insured by Q-SBLF)	200,000	204,848
Saginaw MI City School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	210,000	255,049
Warren MI Consolidated Schools,
5.000%, 05/01/2025 (Insured by BAM)	300,000	369,702
Ypsilanti School District/MI,
4.000%, 05/01/2020 (Insured by Q-SBLF)	50,000	54,837
		1,705,712	2.4%
Minnesota
Western Minnesota Municipal Power Agency,
5.000%, 01/01/2033 (Callable 01/01/2024)	140,000	171,905	0.2%
Mississippi
Mississippi Development Bank:
5.500%, 10/01/2019	550,000	608,190
6.750%, 12/01/2033 (Callable 12/01/2023)(Insured by AGM)	100,000	133,833
		742,023	1.0%
Missouri
Health & Educational Facilities Authority of the State of Missouri:
4.000%, 08/01/2018	100,000	104,782
4.000%, 08/01/2019	150,000	159,348
5.000%, 02/01/2024	50,000	60,683
Missouri Housing Development Commission,
3.700%, 11/01/2035 (Callable 05/01/2025)	250,000	266,060
		590,873	0.8%
Montana
Montana Board of Housing,
3.600%, 12/01/2030 (Callable 06/01/2022)	510,000	531,624	0.7%
Nebraska
Douglas County Hospital Authority No. 2,
5.000%, 05/15/2019	150,000	165,475	0.2%
Nevada
City of North Las Vegas NV:
2.000%, 12/01/2017	200,000	202,890
2.000%, 12/01/2018	200,000	204,064
Las Vegas Valley Water District,
0.590%, 06/01/2036 (Callable 07/18/2016)(1)	500,000	500,000
		906,954	1.3%
New Jersey
Landis Sewage Authority,
2.094%, 09/19/2019 (1)(2)	200,000	189,760
New Jersey Economic Development Authority:
4.000%, 06/15/2017	375,000	385,373
5.000%, 06/15/2023 (Insured by BAM)	275,000	329,007
New Jersey Educational Facilities Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2016)(Insured by AMBAC)	150,000	150,000
New Jersey Health Care Facilities Financing Authority:
5.000%, 07/01/2025 (Insured by AGM)	200,000	249,124
4.500%, 11/15/2025 (Callable 11/15/2020)	150,000	170,340
5.000%, 07/01/2026 (Callable 07/01/2025)(Insured by AGM)	225,000	277,558
New Jersey Sports & Exposition Authority,
5.000%, 09/01/2016	210,000	211,315
New Jersey State Turnpike Authority,
5.000%, 01/01/2026 (Callable 01/01/2023)	500,000	608,465
New Jersey Transportation Trust Fund Authority:
5.500%, 12/15/2017 (Insured by AGM)	185,000	196,005
5.250%, 12/15/2019	345,000	381,139
Roselle Park NJ School District,
3.000%, 02/15/2017	300,000	304,236
		3,452,322	4.8%
New York
Build NYC Resource Corp.,
5.000%, 08/01/2023	200,000	241,418
County of Nassau NY:
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	95,000	103,182
5.000%, 07/01/2022 (Callable 07/01/2018)(Insured by AGM)	5,000	5,394
Metropolitan Transportation Authority,
0.891%, 11/01/2022 (Callable 07/07/2016)(Insured by AGM)(1)(2)	475,000	459,365
New York City Municipal Water Finance Authority,
0.500%, 06/15/2032 (Optional Put Date 07/01/2016)(Callable 07/15/2016)(1)	600,000	600,000
New York City Transit Authority:
1.228%, 01/01/2030 (Callable 07/18/2016)(Insured by AMBAC)(1)(2)	75,000	66,952
1.273%, 01/01/2030 (Callable 07/08/2016)(Insured by AMBAC)(1)(2)	75,000	65,896
New York City Transitional Finance Authority Future Tax Secured Revenue,
0.600%, 11/01/2022 (Optional Put Date 07/01/2016)(1)	500,000	500,000
New York State Dormitory Authority,
5.000%, 07/01/2023	150,000	183,028
Port Authority of New York & New Jersey,
5.000%, 09/01/2031 (Callable 09/01/2024)	250,000	314,723
State of New York Mortgage Agency,
4.000%, 10/01/2046 (Callable 04/01/2025)	500,000	550,915
		3,090,873	4.3%
North Carolina
City of Raleigh NC,
5.000%, 02/01/2021 (Pre-refunded to 02/01/2017)	200,000	205,076
North Carolina Capital Facilities Finance Agency,
5.000%, 06/01/2022	150,000	175,116
North Carolina Medical Care Commission,
5.000%, 10/01/2019 (Callable 10/01/2017)	150,000	158,325
		538,517	0.8%
North Dakota
City of Hazen ND,
2.500%, 07/01/2017 (Callable 01/01/2017)	400,000	400,288
City of Mandan ND,
2.750%, 09/01/2041 (Callable 09/01/2016) (3)	400,000	400,056
Jamestown Park District/ND,
2.900%, 07/01/2035 (Callable 01/01/2017)	500,000	500,765
Williston Parks & Recreation District,
3.250%, 03/01/2032 (Callable 07/18/2016)	85,000	85,071
		1,386,180	1.9%
Ohio
American Municipal Power, Inc.,
5.250%, 02/15/2027 (Callable 02/15/2022)	245,000	295,115
City of Bowling Green OH,
4.500%, 06/01/2019	150,000	159,351
City of Cleveland OH,
5.000%, 10/01/2023	430,000	530,835
City of Cleveland OH Airport System Revenue,
5.000%, 01/01/2025 (Insured by AGM)	100,000	124,811
City of Toledo OH,
4.000%, 12/01/2017 (Insured by AGM)	200,000	209,080
Clermont County Port Authority,
5.000%, 12/01/2023 (Insured by BAM)	300,000	369,525
County of Crawford OH,
1.430%, 11/01/2017 (Callable 05/01/2017)	300,000	301,074
County of Licking OH:
4.000%, 12/01/2026 (Callable 12/01/2021)	105,000	118,398
4.000%, 12/01/2027 (Callable 12/01/2021)	60,000	67,193
4.000%, 12/01/2028 (Callable 12/01/2021)	250,000	279,010
4.000%, 12/01/2030 (Callable 12/01/2021)	290,000	321,282
County of Summit OH Development Finance Authority,
0.000%, 05/15/2017 (3)	100,000	101,131
Lancaster Port Authority,
0.926%, 08/01/2019 (Callable 02/01/2019)(1)	200,000	198,202
State of Ohio,
5.000%, 11/15/2028 (Callable 05/15/2023)	225,000	273,357
		3,348,364	4.7%
Oklahoma
Oklahoma City Industrial & Cultural Facilities Trust,
0.700%, 06/01/2019 (Callable 07/01/2016)(1)(2)	150,000	147,806
Oklahoma Water Resources Board,
5.000%, 10/01/2028 (Callable 10/01/2024)	180,000	227,997
		375,803	0.5%
Pennsylvania
Bethlehem Area School District,
5.000%, 10/15/2017	115,000	121,295
Bethlehem Parking Authority,
2.000%, 10/01/2018	250,000	253,732
New Castle Sanitation Authority,
2.000%, 06/01/2017 (Insured by BAM)	320,000	323,040
Northampton County General Purpose Authority,
1.810%, 08/15/2043 (Callable 02/15/2020)(Mandatory Tender Date 08/15/2020)(1)	65,000	65,347
Pennsylvania Housing Finance Agency,
3.500%, 10/01/2046 (Callable 10/01/2025)(3)	550,000	590,222
Pennsylvania Turnpike Commission:
5.000%, 12/01/2023 (Pre-refunded to 12/01/2019)	200,000	228,286
0.000%, 12/01/2028	100,000	113,019
0.000%, 12/01/2030 (Callable 12/01/2027)	205,000	261,857
0.000%, 12/01/2030 (Callable 12/01/2027)	205,000	259,435
Reading School District,
5.000%, 02/01/2023	230,000	271,037
West Mifflin Sanitary Sewer Municipal Authority,
4.000%, 08/01/2020 (Insured by BAM)	125,000	136,566
		2,623,836	3.7%
Puerto Rico
Commonwealth of Puerto Rico:
4.700%, 07/01/2017	25,000	25,398
4.750%, 07/01/2018	60,000	61,307
5.500%, 07/01/2018	200,000	207,804
Puerto Rico Public Finance Corp.,
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	500,000	668,290
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue:
0.000%, 08/01/2042	195,000	41,028
0.000%, 08/01/2046	1,000,000	166,510
		1,170,337	1.6%
Rhode Island
Providence Public Buildings Authority,
5.125%, 06/15/2021 (Insured by AGM)	95,000	104,992
Rhode Island Housing & Mortgage Finance Corp./RI:
0.800%, 04/01/2044 (Callable 04/01/2017)(Mandatory Tender Date 10/01/2017)	75,000	75,000
3.500%, 10/01/2046 (Callable 04/01/2025)	150,000	159,825
		339,817	0.5%
South Carolina
County of Florence SC,
5.000%, 11/01/2033 (Callable 11/01/2024)	250,000	298,540
Scago Educational Facilities Corp. for Spartanburg School District,
2.000%, 06/01/2017	75,000	75,828
Scago Educational Facilities Corp. for Union School District,
5.000%, 12/01/2023 (Insured by BAM)	500,000	608,100
South Carolina Jobs-Economic Development Authority,
6.500%, 08/01/2039 (Callable 08/01/2021)(Insured by AGM)	60,000	74,359
Sumter Two School Facilities, Inc.,
5.000%, 12/01/2023 (Insured by BAM)	200,000	244,634
University of South Carolina,
5.000%, 05/01/2023	140,000	172,669
		1,474,130	2.1%
South Dakota
South Dakota Health & Educational Facilities Authority,
5.000%, 09/01/2028 (Callable 09/01/2020)	325,000	372,603
South Dakota Housing Development Authority,
3.500%, 11/01/2046 (Callable 11/01/2025)	500,000	541,795
		914,398	1.3%
Tennessee
Knox County Health Educational & Housing Facility Board,
5.000%, 01/01/2026 (Callable 01/01/2023)	145,000	171,338
Tennessee Energy Acquisition Corp.,
5.625%, 09/01/2026	50,000	60,053
Tennessee Housing Development Agency:
4.000%, 07/01/2043 (Callable 01/01/2023)	90,000	96,542
4.000%, 07/01/2045 (Callable 01/01/2025)	215,000	234,169
		562,102	0.8%
Texas
Allen Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	350,000	432,747
City of Dallas TX,
5.000%, 02/15/2029 (Callable 02/15/2025)	205,000	257,650
Crane County Water District,
5.000%, 02/15/2023	250,000	300,837
Dallas County Flood Control District No. 1,
5.000%, 04/01/2017	250,000	255,855
Harris County Cultural Education Facilities Finance Corp.:
5.000%, 12/01/2026 (Callable 12/01/2024)	100,000	125,558
5.000%, 12/01/2035 (Callable 12/01/2022)	350,000	410,735
Harris County Municipal Utility District No. 390:
2.000%, 04/01/2018 (Insured by BAM)	140,000	142,087
2.000%, 04/01/2019 (Insured by BAM)	375,000	379,399
Harris County Municipal Utility District No. 419,
3.000%, 09/01/2017 (Insured by AGM)	200,000	204,548
Harris County Municipal Utility District No. 71,
4.000%, 09/01/2028 (Callable 09/01/2023)(Insured by BAM)	250,000	276,660
Lower Colorado River Authority,
5.000%, 05/15/2023	200,000	246,482
Mesquite Independent School District,
5.000%, 08/15/2029 (Callable 08/15/2025)(PSF Guaranteed)	500,000	637,710
New Hope Cultural Education Facilities Corp.:
0.000%, 02/01/2018 (3)	200,000	200,000
3.000%, 07/01/2019	125,000	128,753
4.000%, 04/01/2020	175,000	189,308
North Texas Tollway Authority:
5.000%, 01/01/2024	100,000	124,696
0.000%, 09/01/2043 (Callable 09/01/2031)	225,000	247,804
0.000%, 09/01/2045 (Callable 09/01/2031)	125,000	150,142
Siena Municipal Utility District No. 1,
2.250%, 09/01/2018 (Insured by BAM)	75,000	76,862
Spring Meadows Municipal Utility District,
4.000%, 09/01/2028 (Callable 09/01/2023)	290,000	334,106
Tarrant County Cultural Education Facilities Finance Corp.,
2.100%, 11/15/2017	200,000	202,362
Texas Municipal Gas Acquisition & Supply Corp. II,
1.137%, 09/15/2017 (1)	100,000	99,636
Texas Municipal Gas Acquisition & Supply Corp. III,
5.000%, 12/15/2026 (Callable 12/15/2022)	190,000	223,911
Trophy Club Public Improvement District No. 1,
0.000%, 06/01/2017 (Insured by AGM)	370,000	365,764
Viridian Municipal Management District,
6.000%, 12/01/2035 (Callable 12/01/2024)(Insured by BAM)	250,000	333,608
Washington County Junior College District,
5.000%, 10/01/2028 (Callable 04/01/2026)(Insured by BAM)	500,000	625,060
Woodlands Road Utility District No. 1,
3.800%, 10/01/2016 (Callable 08/01/2016)(Insured by AGM))	210,000	210,424
		7,182,704	10.1%
Utah
Salt Lake County Housing Authority,
1.100%, 02/01/2017	125,000	125,234
Utah Charter School Finance Authority,
5.000%, 10/15/2035 (Callable 10/15/2025)	400,000	472,864
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)	500,000	541,535
Utah Transit Authority,
0.000%, 06/15/2026 (Pre-refunded to 06/15/2017)	100,000	63,755
		1,203,388	1.7%
Virgin Islands
Virgin Islands Public Finance Authority:
5.000%, 10/01/2017	20,000	20,859
5.000%, 09/01/2020	400,000	452,388
		473,247	0.7%
Virginia
Fredericksburg Economic Development Authority,
2.310%, 08/01/2038 (Callable 08/01/2016)(Mandatory Tender Date 02/01/2017)(1)	430,000	430,030
Virginia Port Authority,
4.000%, 07/01/2016	250,000	250,000
		680,030	1.0%
Washington
Central Puget Sound Regional Transit Authority,
1.110%, 11/01/2045 (Callable 05/01/2018)(Mandatory Tender Date 11/01/2018)(1)	250,000	249,987
City of Tacoma WA Solid Waste Utility Revenue,
5.000%, 12/01/2027 (Callable 06/01/2026)(3)	400,000	497,240
		747,227	1.0%
Wisconsin
State of Wisconsin,
5.000%, 05/01/2029 (Callable 05/01/2024)	350,000	438,592
Wisconsin Center District,
5.000%, 12/15/2030 (Callable 12/15/2022)	395,000	453,666
Wisconsin Health & Educational Facilities Authority:
5.000%, 09/01/2018 (Callable 09/01/2017)	175,000	182,485
5.000%, 07/01/2026 (Callable 07/01/2024)	50,000	58,919
5.000%, 12/15/2030 (Callable 12/15/2024)	350,000	427,231
5.000%, 09/15/2037 (Callable 09/15/2022)	250,000	279,097
		1,839,990	2.6%
Total Municipal Bonds (Cost $67,727,853)		69,690,405	97.6%

SHORT-TERM INVESTMENT
	Shares
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, Institutional Class, 0.25% «	1,913,669	1,913,669
Total Short-Term Investment (Cost $1,913,669)		1,913,669	2.7%

Total Investments (Cost $69,641,522)		71,604,074	100.3%
Liabilities in Excess of Other Assets		(177,508)	(0.3)%
TOTAL NET ASSETS		$71,426,566	100.0%
Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
ETM	Escrowed to Maturity
PSF	Texas Permanent School Fund
Q-SBLF	Qualified School Building Loan Fund
(1)	Variable or floating rate security. Floating rate securities are securities whose yields vary with a designated index rate. These securities rates are as of June 30, 2016.
(2)
Auction Rate Security. An Auction Rate Security is a debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(3)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
«	7-Day Yield

(b)  Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 8, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 8, 2016

By:          /s/Terrance Maxwell
Terrance Maxwell, Treasurer

Date:      September 8, 2016